      As Filed with the Securities and Exchange Commission on April 7, 2008


                                           REGISTRATION STATEMENT NOS. 333-00165

                                                                       811-07487

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 17


                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 17


            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                             JAMES L. LIPSCOMB, ESQ.
                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                       ONE CITYPLACE, HARTFORD CONNECTICUT
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                                 DIANE E. AMBLER
                 KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
                                1601 K STREET, NW
                              WASHINGTON, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on April 28, 2008 pursuant to paragraph (b) of Rule 485.



[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.



[ ] on pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

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



                              GOLD TRACK PROSPECTUS


This prospectus describes Gold Track, a flexible premium group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company," "us" or "we").



The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through MetLife of CT Separate Account QP for Contracts purchased on or after April 28, 2008 are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio -- Service Class 2          Portfolio -- Class B
  Dynamic Capital Appreciation                     Met/AIM Capital Appreciation
     Portfolio -- Service Class 2                     Portfolio -- Class A
  Equity-Income Portfolio -- Initial Class         Met/AIM Small Cap Growth Portfolio -- Class
  Mid Cap Portfolio -- Service Class 2                A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Developing Markets Securities          MFS(R) Research International
     Fund                                             Portfolio -- Class B
  Templeton Foreign Securities Fund                Oppenheimer Capital Appreciation
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class A
  Mid Cap Growth Portfolio                         PIMCO Inflation Protected Bond
  Worldwide Growth Portfolio                          Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Fund Portfolio -- Class A
  Legg Mason Partners Variable Aggressive          Pioneer Strategic Income Portfolio -- Class
     Growth Portfolio -- Class I                      A
  Legg Mason Partners Variable Fundamental         Third Avenue Small Cap Value
     Value Portfolio -- Class I                       Portfolio -- Class B
  Legg Mason Partners Variable International     METROPOLITAN SERIES FUND, INC.
     All Cap                                       BlackRock Aggressive Growth
  Opportunity Portfolio                               Portfolio -- Class D
  Legg Mason Partners Variable Investors           BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class I                          BlackRock Diversified Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           BlackRock Large Cap Value
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Small Cap           BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Social              Capital Guardian U.S. Equity
     Awareness Portfolio                              Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST          Davis Venture Value Portfolio -- Class A
  Legg Mason Partners Variable Adjustable          FI Large Cap Portfolio -- Class A
     Rate Income Portfolio                         FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable High Income         Jennison Growth Portfolio -- Class B
     Portfolio                                     Lehman Brothers(R) Aggregate Bond Index
  Legg Mason Partners Variable Money Market           Portfolio -- Class A
     Portfolio                                     MetLife Aggressive Allocation
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  American Funds Balanced Allocation               MetLife Conservative Allocation
     Portfolio -- Class B                             Portfolio -- Class B
  American Funds Growth Allocation                 MetLife Conservative to Moderate Allocation
     Portfolio -- Class B                             Portfolio -- Class B
  American Funds Moderate Allocation               MetLife Moderate Allocation
     Portfolio -- Class B                             Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MetLife Moderate to Aggressive Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Stock Index Portfolio -- Class A
  Clarion Global Real Estate                       MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A      Morgan Stanley EAFE(R) Index
  Harris Oakmark International                        Portfolio -- Class A
     Portfolio -- Class A                          Oppenheimer Global Equity
  Janus Forty Portfolio -- Class A                    Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A              Russell 2000(R) Index Portfolio -- Class A
  Legg Mason Partners Aggressive Growth            T. Rowe Price Large Cap Growth
     Portfolio -- Class B                             Portfolio -- Class B
  Legg Mason Partners Managed Assets               T. Rowe Price Small Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Legg Mason Value Equity Portfolio -- Class       Western Asset Management U.S. Government
     B                                                Portfolio -- Class A
  Loomis Sayles Global Markets                   PIMCO VARIABLE INSURANCE
     Portfolio -- Class A                          TRUST -- ADMINISTRATIVE CLASS
                                                   Total Return Portfolio
                                                 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
                                                   Enterprise Portfolio




     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.


This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3CP, Hartford, CT 06103-3415, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                        PROSPECTUS DATED:  APRIL 28, 2008

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
Glossary................................................................     4
Summary:................................................................     6
Fee Table...............................................................     9
Condensed Financial Information.........................................    14
The Annuity Contract and Your Retirement Plan...........................    15
The Annuity Contract....................................................    15
  Contract Owner Inquiries..............................................    16
  Allocated Contracts...................................................    16
  Unallocated Contracts.................................................    16
  Purchase Payments.....................................................    16
  Purchase Payments--Section 403(b) Plans...............................    17
  Accumulation Units....................................................    17
  The Variable Funding Options..........................................    17
   Metropolitan Series Fund, Inc. Asset Allocation Portfolios...........    24
   Met Investors Series Trust--Asset Allocation Portfolios..............    24
Charges and Deductions..................................................    25
  General...............................................................    25
  Surrender Charge......................................................    25
  Free Withdrawal Allowancee............................................    26
  Mortality and Expense Risk Charge.....................................    27
  Variable Funding Option Expenses......................................    27
  Variable Liquidity Benefit Charge.....................................    27
  Administrative Charge.................................................    27
  TPA Administrative Charges............................................    28
  Premium Tax...........................................................    28
  Changes in Taxes Based upon Premium or Value..........................    28
Transfers...............................................................    28
  Market Timing/Excessive Trading.......................................    29
  Dollar Cost Averaging.................................................    31
Access to Your Money....................................................    31
  Systematic Withdrawals................................................    32
  Account Reduction Loans...............................................    32
Ownership Provisions....................................................    32
  Types of Ownership....................................................    32
  Contract Owner........................................................    32
  Beneficiary...........................................................    33
  Annuitant.............................................................    33
Death Benefit...........................................................    33
  Death Benefit Proceeds Prior to the Maturity Date.....................    33
  Payment of Proceeds...................................................    34
  Death Proceeds after the Maturity Date................................    35
The Annuity Period......................................................    35
  Maturity Date (Annuity Commencement Date).............................    35
  Variable Annuity......................................................    35
  Fixed Annuity.........................................................    36
  Election of Options...................................................    36
  Retired Life Certificate..............................................    37
  Allocation of Cash Surrender Value During the Annuity Period..........    37
  Annuity Options.......................................................    37
  Variable Liquidity Benefit............................................    38
Miscellaneous Contract Provisions.......................................    38
  Right to Return.......................................................    38
  Termination of Allocated Contracts....................................    38
  Contract Exchanges....................................................    39
  Contract Value........................................................    40
  Suspension of Payments................................................    40
  Misstatement..........................................................    40
The Separate Account....................................................    40
  Performance Information...............................................    41
Federal Tax Considerations..............................................    41
   General..............................................................    41
   Penalty Tax for Premature Distributions..............................    42
   Non-Qualified Annuities..............................................    43
  Diversification Requirements for Variable Annuities...................    44
   Ownership of the Investments.........................................    44
   Partial and Full Withdrawals.........................................    44
   Income Annuity Payments..............................................    44
   After Death & Death Benefits: Non-Qualified Annuities................    45
   Taxation of Death Benefit Proceeds...................................    45
   Qualified Annuity Contracts..........................................    46
   Taxation of Qualified Annuity Contracts..............................    46
   Mandatory Distributions for Qualified Plans..........................    47
   Minimum Distributions for Beneficiaries upon the Contract Owner's
     Death..............................................................    47
   Individual Retirement Annuities......................................    47
   Roth IRAs............................................................    48
   Conversion...........................................................    48
   Keogh................................................................    49
   Section 403(b) Plans and Arrangements................................    49
   Withdrawals and Income Payments......................................    49
   Section 403(b) Loans.................................................    50
   Designated Roth Accounts for 403(b) & 401(k) plans...................    50
   Qualified Pension and Profit-Sharing Plans...........................    51
   Section 457 Plans....................................................    52
   403(a)...............................................................    53
   The Employee Retirement Income Security Act of 1974..................    53
   Federal Income Tax Withholding & Eligible Rollover Distributions.....    53
   Other Non-Periodic Distributions (full or partial redemptions).......    54
   Periodic Distributions (distributions payable over a period greater
     than one year).....................................................    54
   Taxation of Death Benefit Proceeds...................................    54
   Other Tax Considerations.............................................    55
   Treatment of Charges for Optional Benefits (if available under your
     Contract)..........................................................    55
   Guaranteed Minimum Withdrawal Benefit (if available under your
     Contract)..........................................................    55
   Hurricane Relief.....................................................    55
   Puerto Rico Tax Considerations.......................................    56
   Non-Resident Aliens..................................................    56
  Changes to Tax Rules and Interpretations..............................    56
Other Information.......................................................    57
  The Insurance Company.................................................    57
  Financial Statements..................................................    57
  Distribution of the Contracts.........................................    57
  Conformity with State and Federal Laws................................    59
  Voting Rights.........................................................    59
  Contract Modification.................................................    60
  Postponement of Payment (the "Emergency Procedure")...................    60
  Restrictions on Financial Transactions................................    60

                                                                          PAGE
                                                                          ----
  Legal Proceedings.....................................................    60
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account QP for Variable Annuities.....................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.


CERTIFICATE -- the document issued to Participants under a master group contract.


CERTIFICATE YEARS -- twelve month periods beginning with the Certificate Date.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.


COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.



COMPETING FUND -- any investment option under the plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments. Competing Funds are indicated on the Contract/Certificate Specifications page.


CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.


CONTRACT DATE -- the date on which the Contract is issued.


CONTRACT DISCONTINUANCE -- termination of Contract by the Contract Owner of the Contract and all Certificates, if any.


CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page).



CONTRACT VALUE -- Purchase Payments, allocated to the Contract or Certificate, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals. The Contract Value may also be referred to as "Cash Value".


CONTRACT YEARS -- twelve month periods beginning with the Contract Date or Certificate Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, One Cityplace, Hartford, CT 06103, or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group contract.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- MetLife of CT Separate Account QP for Variable Annuities, a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.


UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which the Subaccounts invest.


VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.


VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.




WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You", depending on the context, may be the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person, a charitable remainder trust, or a plan (or the employer purchaser who has purchased the Contract on behalf of the plan).

                                    SUMMARY:

                               GOLD TRACK ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase you may choose to receive income payments in the form of a variable annuity, a fixed annuity or a combination of both. If you elect variable Annuity Payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for non-qualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract.




CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, we issue Certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the group Participant. Where we refer to your Contract, we are referring to a group allocated Contract or individual Certificate, as applicable.


Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, etc.). Your retirement plan provisions supersede the prospectus. If you have any questions about your specific retirement plan, contact your Plan administrators.

The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


IS THERE A RIGHT TO RETURN PERIOD? For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax-deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the "right to return period"). If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, we may refund all of your purchase payments or your Cash Value. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the Cash Value returned to you may be greater or less than your Purchase Payment. The Cash Value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semi-annual contract administrative charge of $15. A maximum subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual contract administrative charge, depending upon the terms of your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the Variable Funding Options. Each Variable Funding Option also charges for management costs and other expenses.



If you withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If you withdraw all amounts under the Contract, or if you begin receiving Annuity/Income Payments, we may be required by your state to deduct a premium tax.





During the annuity period, if you have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.



HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.



For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions. Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.



     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------




The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

                                             YEARS SINCE
  CONTINGENT DEFERRED SALES CHARGE      PURCHASE PAYMENT MADE    PERCENTAGE
------------------------------------    ---------------------    ----------
As a percentage of Purchase Payments             0-5                 5%
                                                  6+                 0%


                                       OR

           SURRENDER CHARGE              CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00

---------
(1) Loans will be charged an initial set-up fee of $75.00. This fee can be included in the loan or paid in advance.

VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when you make a surrender after beginning to receive Annuity Payments. The charge is as follows:

                                              YEARS SINCE INITIAL
    VARIABLE LIQUIDITY BENEFIT CHARGE        PURCHASE PAYMENT MADE    PERCENTAGE
-----------------------------------------    ---------------------    ----------
As a percentage of the amount surrendered             0-5                 5%
                                                       6+                 0%


                                       OR

  VARIABLE LIQUIDITY BENEFIT CHARGE      CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated contracts only).....   $15

                                    AND / OR

FUNDING OPTION ADMINISTRATIVE CHARGE (As a percentage of amounts allocated to the Variable Funding Options under allocated
  contracts)...........................................................   0.10%


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES(3)
(As a percentage of average daily net assets of the Separate Account)


(3) We are waiving the following amounts of the Mortality and Expense Risk charge on the Subaccounts: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets
      Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity
      Portfolio -- Class A of the Metropolitan Series Fund, Inc.; an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income
      Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond
      Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund, Inc.; the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B of the Metropolitan Series Fund, Inc.; the amount, if any, equal to the underlying fund expenses that are in excess of 068% for the Subaccount investing in the Oppenheimer Capital Appreciation Portfolio -- Class A of the Met Investors Series Trust; and the amount, if any, equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Van Kampen Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust.


MORTALITY AND EXPENSE RISK FEES((4))...................................   1.20%



(4)   We are waiving the following amounts of the M&E charge on this Subaccount:
      0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund.





UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.29%      1.73%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --          0.52%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class
     2...........................    0.56%       0.25%      0.09%           --          0.90%          --          0.90%
  Dynamic Capital Appreciation
     Portfolio -- Service Class
     2...........................    0.56%       0.25%      0.23%           --          1.04%          --          1.04%
  Equity-Income
     Portfolio -- Initial Class..    0.46%         --       0.09%           --          0.55%          --          0.55%
  High Income
     Portfolio -- Initial
     Class+......................    0.57%         --       0.11%           --          0.68%          --          0.68%
  Mid Cap Portfolio -- Service
     Class 2.....................    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............    1.23%       0.25%      0.25%           --          1.73%          --          1.73%
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%         1.02%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Mid Cap Growth Portfolio.......    0.64%       0.25%      0.04%           --          0.93%          --          0.93%
  Worldwide Growth Portfolio.....    0.65%       0.25%      0.02%           --          0.92%          --          0.92%(2)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --          0.82%(3)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --          0.83%(3)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio++.....    0.85%         --       0.26%           --          1.11%          --          1.11%(3)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --          0.76%(3)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --          0.90%(4)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.35%           --          1.10%          --          1.10%(3)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.38%           --          1.05%          --          1.05%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.60%           --          1.40%          --          1.40%(3)
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.15%           --          0.75%          --          0.75%(3)
  Legg Mason Partners Variable
     Money Market Portfolio++....    0.45%         --       0.08%           --          0.53%          --          0.53%(3)
MET INVESTORS SERIES TRUST
  American Funds Balanced
     Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.15%         0.39%         0.89%        0.15%         0.74%(5)
  American Funds Growth
     Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.19%         0.36%         0.90%        0.19%         0.71%(5)
  American Funds Moderate
     Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.26%         0.41%         1.02%        0.26%         0.76%(5)
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.13%           --          0.73%          --          0.73%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --          0.65%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.13%           --          0.92%          --          0.92%(6)
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --          0.86%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --          0.70%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.07%           --          0.76%          --          0.76%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason Partners Aggressive
     Growth Portfolio -- Class
     B...........................    0.62%       0.25%      0.05%           --          0.92%          --          0.92%
  Legg Mason Partners Managed
     Assets Portfolio -- Class
     A...........................    0.50%         --       0.12%           --          0.62%          --          0.62%
  Legg Mason Value Equity
     Portfolio -- Class B........    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  Loomis Sayles Global Markets
     Portfolio -- Class A........    0.68%         --       0.06%           --          0.74%          --          0.74%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --          0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --          1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --          0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --          0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........    1.00%         --       0.25%           --          1.25%          --          1.25%
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.09%           --          1.04%          --          1.04%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A........    0.58%         --       0.04%           --          0.62%          --          0.62%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --          0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --          0.98%(7)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --          0.69%(6)
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --          1.01%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.18%           --          1.13%          --          1.13%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --          0.86%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.06%           --          0.44%        0.01%         0.43%(8)
  BlackRock Diversified
     Portfolio -- Class A........    0.44%         --       0.06%           --          0.50%          --          0.50%
  BlackRock Large Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.06%           --          0.99%          --          0.99%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     B...........................    0.73%       0.25%      0.06%           --          1.04%          --          1.04%
  Capital Guardian U.S. Equity
     Portfolio -- Class A........    0.66%         --       0.05%           --          0.71%          --          0.71%
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --          0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --          0.84%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --          0.81%
  Jennison Growth
     Portfolio -- Class B........    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  Lehman Brothers(R) Aggregate
     Bond Index
     Portfolio -- Class A........    0.25%         --       0.05%           --          0.30%        0.01%         0.29%(9)
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%         1.08%(10)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%         0.94%(10)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%         0.99%(10)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --          1.01%(10)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --          1.04%(10)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(11)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%         0.70%(12)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%         0.42%(13)
  Oppenheimer Global Equity
     Portfolio -- Class A........    0.51%         --       0.10%           --          0.61%          --          0.61%
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(11)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --          0.83%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Enterprise Portfolio...........    0.50%       0.25%      0.17%           --          0.92%          --          0.92%



---------



* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.




(2) The Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee.




(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(4) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.




(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series(R). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.




(6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.




(7) Other Expenses have been restated to reflect a change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.




(8) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.

(9) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.




(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.


(11) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.


(12) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.


(13) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.



EXAMPLES


These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.



These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.


EXAMPLE 1 -- MAXIMUM EXPENSES WITH CONTINGENT DEFERRED SALES CHARGE

                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........     $830       $1,457      $2,156      $3,555       $330       $1,007      $1,706      $3,555
Underlying Fund with
Minimum Total Annual
Operating Expenses.........     $687       $1,027      $1,443      $2,148       $187         $557        $993      $2,148



EXAMPLE 2 -- MAXIMUM EXPENSES WITH SURRENDER CHARGE

                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........     $830       $1,367      $1,976      $3,555       $330       $1,007      $1,706      $3,555
Underlying Fund with
Minimum Total Annual
Operating Expenses.........     $687         $937      $1,263      $2,148       $187         $577        $993      $2,148






                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------




See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------




If you participate through a retirement plan or other group arrangement, the Contract may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.



The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Contract Value. Also, the Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to you.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------




Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.


We encourage you to evaluate the fees, expenses, benefits and features of this annuity Contract against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as "Annuity Commencement Date" in your Contract). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax-qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.



Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.



CONTRACT OWNER INQUIRIES



Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.



ALLOCATED CONTRACTS


A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS



We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS




The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days of our receipt, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").



We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission (the "SEC")).


We will provide you with the address of the office to which Purchase Payments are to be sent.


If you send Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS





Recently, the Internal Revenue Service announced new regulations affecting
Section 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.



If your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract/Certificate, we urge you to consult with your tax advisor prior to making additional purchase payments.



ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each funding option (or taken from each funding option) by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").


Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.




The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks capital appreciation.        Fidelity Management & Research
  Portfolio -- Service Class 2                                        Company
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio -- Service Class 2                                        Company
Equity-Income                      Seeks income and capital           Fidelity Management & Research
  Portfolio -- Initial Class       appreciation potential primarily   Company
                                   from income-producing equity
                                   securities.
High Income Portfolio -- Initial   Seeks high current income and may  Fidelity Management & Research
  Class+                           also seek capital appreciation.    Company
Mid Cap Portfolio -- Service       Seeks long-term growth of          Fidelity Management & Research
  Class 2                          capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital            Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC

                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Mid Cap Growth Portfolio           Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Worldwide Growth Portfolio         Seeks long-term growth of capital  Janus Capital Management LLC in a manner consistent with the
                                   preservation of capital.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return on assets from  Legg Mason Partners Fund Advisor,
  International All Cap            growth of capital and income.      LLC
  Opportunity Portfolio                                               Subadviser: Global Currents
                                                                      Investment Management, LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
Legg Mason Partners Variable High  Seeks high current income.         Legg Mason Partners Fund Advisor,
  Income Portfolio                 Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks to maximize current income   Legg Mason Partners Fund Advisor,
  Money Market Portfolio           consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
American Funds Balanced            Seeks a balance between a high     Met Investors Advisory, LLC
  Allocation Portfolio -- Class B  level of current income and        Subadviser: Met Investors
                                   growth of capital with a greater   Advisory, LLC
                                   emphasis on growth of capital.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
American Funds Growth Allocation   Seeks growth of capital.           Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Met Investors
                                                                      Advisory, LLC
American Funds Moderate            Seeks a high total return in the   Met Investors Advisory, LLC
  Allocation Portfolio -- Class B  form of income and growth of       Subadviser: Met Investors
                                   capital, with a greater emphasis   Advisory, LLC
                                   on income.
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  A                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Legg Mason Partners Aggressive     Seeks capital appreciation.        Met Investors Advisory, LLC
  Growth Portfolio -- Class B                                         Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Managed        Seeks high total return.           Met Investors Advisory, LLC
  Assets Portfolio -- Class A                                         Subadvisers: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation,
                                                                      LLC
Legg Mason Value Equity            Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class B             capital.                           Subadviser: Legg Mason Capital
                                                                      Management. Inc.
Loomis Sayles Global Markets       Seeks high total investment        Met Investors Advisory, LLC
  Portfolio -- Class A             return through a combination of    Subadviser: Loomis, Sayles &
                                   capital appreciation and income.   Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and the  Met Investors Advisory, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
Van Kampen Mid Cap Growth          Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Diversified              Seeks high total return while      MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
BlackRock Large Cap Value          Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
Capital Guardian U.S. Equity       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Jennison Associates
                                                                      LLC
Lehman Brothers(R) Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
  Index Portfolio -- Class A       the Lehman Brothers(R) Aggregate   Subadviser: MetLife Investment
                                   Bond Index.                        Advisors Company, LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
Russell 2000(R) Index              Seeks to equal the return of the   MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.             Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
Enterprise Portfolio               Seeks capital appreciation         Van Kampen Asset Management
                                   through investments in securities
                                   believed by the Portfolio's
                                   investment adviser to have above
                                   average potential for capital
                                   appreciation.





---------



+ Not available under all Contracts. Availability depends on Contract issue date.



++ Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".



METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS



The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.



A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS



The American Funds Balance Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL



We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:



     - the ability for you to make withdrawals and surrenders under the Contracts;



     - the death benefit paid on the death of the Contract Owner or Annuitant;



     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);



     -    administration of the annuity options available under the Contracts;
          and


     -    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:


     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;



     - sales and marketing expenses including commission payments to your sales agent; and


     -    other costs of doing business.

Risks we assume include:


     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;



     - that the amount of the death benefit will be greater than the Contract Value; and


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


Withdrawals pursuant to a request to divide Contract Value due to a divorce are subject to surrender charges.



SURRENDER CHARGE


Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date you make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.


The sales charges can be changed if we anticipate we will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, we will take into account:



     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;



     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;



     (c) the expected level of commission we may pay to the agent or TPA for distribution expenses; and



     (d) any other factors that we anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.


We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     -    retirement of Participant

     -    severance from employment by Participant

     -    loans (if available)

     -    hardship (as defined by the Code) suffered by the Participant

     -    death of Participant

     -    disability (as defined by the Code) of Participant

     -    return of excess plan contributions

     - minimum required distributions, generally when Participant reaches age 70 1/2

     -    transfers to an Employee Stock Fund

     -    certain Plan expenses, as mutually agreed upon

     -    annuitization under this Contract or another Contract issued by us.


For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.


For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE



For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined Qualified Plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first Contract/Certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given Contract/Certificate Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE




Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.



VARIABLE FUNDING OPTION EXPENSES





We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.



VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the annuity period. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                                              YEARS SINCE INITIAL
    VARIABLE LIQUIDITY BENEFIT CHARGE        PURCHASE PAYMENT MADE    PERCENTAGE
-----------------------------------------    ---------------------    ----------
As a percentage of the amount surrendered             0-5                 5%
                                                       6+                 0%


                                       OR

  VARIABLE LIQUIDITY BENEFIT CHARGE      CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%



Please refer to " The Annuity Period" section for a description of this benefit.





ADMINISTRATIVE CHARGE


The following administrative charges may apply as described in your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual contract administrative charge of up to $15 from the value of each Participant's individual account. We will make any such deduction pro rata from each Variable Funding Option at the end of each 6-month period. This fee is assessed only during the accumulation period, and may apply only to allocated contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the plan. We will also prorate this charge if the Participant's individual account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:


     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.



     (b) Determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.


     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES




We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.


The Company pays selected TPAs, some of which may be owned by or in which your registered representative has a financial interest, a flat per participant fee for various services in lieu of our providing those services to plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from your Contract.




PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.



CHANGES IN TAXES BASED UPON PREMIUM OR VALUE





If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS

--------------------------------------------------------------------------------



Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.



You may also transfer between the Variable Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed

Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)



MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Fidelity(R) Variable Insurance Products High Income Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Global Markets Portfolio, Janus Aspen Series -- Worldwide Growth Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Pioneer Strategic Income Portfolio, Oppenheimer Global Equity Portfolio, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, MFS(R) Emerging Markets Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:


     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or


     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Cash Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.


The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the DCA Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.



                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------



Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the plan.


We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.



We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.


SYSTEMATIC WITHDRAWALS





Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals you must have a Contract Value of at least $5000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).



Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



ACCOUNT REDUCTION LOANS



We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each subaccount and the Fixed Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the Variable Funding Options and the Fixed Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.




                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------




TYPES OF OWNERSHIP


CONTRACT OWNER




The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.


Unless you have named an irrevocable beneficiary, you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ANNUITANT



The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------




      (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)


Before the Maturity Date, a death benefit is payable to the beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:


     (a)  the Cash Value of the Participant's individual account or


     (b) the total Purchase Payments under that Participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the Cash Value of the Participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:


     (a)  the Cash Value attributable to the Participant under the Contract or


     (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable premium tax, minus any outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.


If the Participant dies on or after attainment of age 75 and before the Maturity Date, we will pay the beneficiary the Cash Value attributable to the Participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive Due Proof of Death.

PAYMENT OF PROCEEDS




We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                 UNLESS...                  APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   Unless the beneficiary         Yes
ANNUITANT)                    none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   Unless the beneficiary         Yes
CONTRACT OWNER)               none, to the Contract Owner.   elects to continue the
                                                             Contract rather than receive
                                                             the distribution.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies) (e.g.                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      the trust) or if none, to                                     Annuitant is
                              the owner.                                                    treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                 UNLESS...                  APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary(ies), or if    Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE



If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect. We will pay the death benefit to the Contract Owner, or the beneficiary, as provided in the plan.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------


MATURITY DATE (ANNUITY COMMENCEMENT DATE)





Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.





Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.





VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.



DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3.0%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3.0%, then the dollar amount of your variable Annuity Payments will increase.



DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY




You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment (as described under "Variable Annuity,") except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.



ELECTION OF OPTIONS





Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.



Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:



     (a)  the Participant's name, address, date of birth, social security number



     (b)  the amount to be distributed



     (c)  the annuity option which is to be purchased



     (d)  the date the annuity option payments are to begin



     (e) if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you and



     (f)  any other data that we may require.



If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if we agree, a later date not to exceed the Annuitant's 95(th) birthday) and if the Annuitant is living and has a spouse, we will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, we will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.

RETIRED LIFE CERTIFICATE


We will issue to each person to whom annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD





At the time an annuity option is elected, you also may elect to have the Participant's Cash Value applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the Cash Value will provide an annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if you so authorize, may elect to transfer Cash Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.



ANNUITY OPTIONS


Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.


Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.


Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:


     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and



     (b)  is



          (1)  the number of Annuity Units represented by each payment; times



          (2)  the number of payments made;


and for a Fixed Annuity:

     (a)  is the Cash Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax advisor before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT




This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency".


At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------




RIGHT TO RETURN



For allocated Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract. The number of days for the right to return varies by state. Depending on state law, we may refund all of your purchase payments or your Cash Value. You bear the investment risk during the right to return period; therefore, if your state only requires return of Cash Value, the Cash Value returned may be greater or less than your Purchase Payment. All Cash Values will be determined as of the next valuation following the Company's receipt of your Written Request for refund.


TERMINATION OF ALLOCATED CONTRACTS



For purposes of the following discussion, "you" and "your" refer to the group Contract Owner.

Under the allocated Contracts, if the Cash Value in a Participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the Cash Value of that Participant's individual account to your account.


Any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to your Account at your direction.



IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:




You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a)  the Cash Value of the Contract is less than the termination amount; or

     (b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or


     (c)  We receive notice that is satisfactory to us of Plan termination.


If we discontinue this Contract or we receive your Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and


     (b) pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you or distribute the Cash Surrender Value of each Participant's individual account as described in the settlement provisions section at your direction; and

     (c)  pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance.


IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:


If the Contract is discontinued because of plan termination and the plan certifies to us that the plan termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the plan relating to plan termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non-ERISA plans you must provide notice to and receive consent from all Certificate owners under this Contract for this distribution.


If the Plan is terminated or the Contract discontinued by you for any other reason, then upon discontinuance of the Contract then the following rules apply.


On the date we receive your Written Request to discontinue the Contract, or we receive notice that is satisfactory to us of plan termination, we will:

     (a)  accept no further payments for this Contract or Certificates; and


     (b) pay you, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and



     (c) pay you, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.


We reserve the right to discontinue this Contract if:

     (a)  the Cash Value of the Contract is less than the termination amount; or

     (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after we notify you in writing of our intent to discontinue the Contract, we will:

     (a)  accept no further payments for this Contract or Certificates; and


     (b) pay you, or the Participant, if so authorized, the Cash Value of the Contract and Certificates; and


     (c) pay you, or the Participant, if so authorized, any Fixed Account Cash Value of the Contract and Certificates, if applicable.

For allocated contracts, we will pay the Cash Value to the Participant or the Contract Owner if we terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, we will distribute the values as applicable under the terms described above to you, or the Participants if so authorized, at the most current address available on our records. Discontinuance of this Contract will not affect payments we are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES



     (a) You may transfer all or any part of your account's Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account's Cash Surrender Value from one funding option to any contract not issued by us.

     (b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


CONTRACT VALUE





During the accumulation period, the Contract Value can be determined by multiplying the total number of funding option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the Purchase Payments made to such funding options.



SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (the "NYSE") is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.





MISSTATEMENT



We may require proof of age of the Owner, beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.



Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, we are required to pay interest on any underpayments.


                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------




MetLife Insurance Company of Connecticut sponsors a separate account: MetLife of CT Separate Account QP for Variable Annuities (the "Separate Account" ) was established on December 26, 1995 and is registered with the SEC as a unit investment trust under the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.


We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.





We anticipate merging the Separate Account with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.


PERFORMANCE INFORMATION



In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


GENERAL





THIS SECTION PROVIDES GENERAL INFORMATION REGARDING THE FEDERAL TAXATION OF ANNUITY CONTRACTS IN VARIOUS TAX "MARKETS", INCLUDING GENERAL INFORMATION REGARDING OPTIONAL ANNUITY CONTRACT BENEFITS SUCH AS LIVING BENEFITS RIDERS. THIS SECTION INCLUDES A DISCUSSION OF TAX MARKETS AND OPTIONAL BENEFITS THAT MAY NOT BE OFFERED BY THIS PROSPECTUS. CONSULT YOUR CONTRACT OR CERTIFICATE FOR MORE INFORMATION.



Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and/or Contract Owner, participant or Beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser prior to such purchase or the making of an election. It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed here. It should be understood that if a tax benefited plan loses its exempt status, employees could lose some of the tax benefits described. For further information, a qualified tax adviser should be consulted.





You are responsible for determining whether your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under your Contract satisfy applicable tax law.





Congress has recognized the value of saving for retirement by providing certain tax benefits for annuities. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 reduced the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (current top rate of 35%).



Under the current Code, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974). If the Annuity is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse. Consult your tax advisor.



The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


Generation-Skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Consult a tax advisor or attorney prior to naming a beneficiary or other payee under the Income Annuity to determine whether this tax may apply.



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.





PENALTY TAX FOR PREMATURE DISTRIBUTIONS





Taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax due is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

In general this does not apply to Section 457(b) annuities. However, it does apply to distributions from Contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



NON-QUALIFIED ANNUITIES





If you purchase the Contract on an individual basis with after-tax dollars and not under a tax qualified retirement plan or Individual Retirement Account, your Contract is referred to as non-qualified.



As the Contract Owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.



If a non-qualified annuity is owned by other than an individual (e.g. by a corporation), however, increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



Under Section 1035 of the Code, your non-qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met and income payments have not yet commenced. Code Section 1035 provides that no gain or loss is recognized when an annuity contract or a portion of an existing annuity account balance is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange (or a portion thereof) could result in your investment becoming subject to higher or lower fees and/or expenses.



For partial exchanges under Section 1035, it is conceivable that the IRS could require aggregation of the several contracts if distributions have been taken from any of the contracts after the exchange within a certain period of time (e.g. 24 months) resulting in greater taxable income and adverse tax consequences such as imposition of the 10% penalty if the taxpayer has not attained age 59 1/2 at the time of the distribution(s).



Additionally, consolidation of contracts under a Section 1035 exchange will cause an aggregation of contract values and may adversely impact gain reported and possible imposition of the 10% penalty if the taxpayer is under age 59 1/2 at the time of distribution from a consolidated contract.



Where otherwise permitted under the Contract, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Contract Value may result in the immediate taxation of the gain in your Contract. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.



Consult your tax advisor prior to changing the annuitant or prior to changing the date you have determined to commence income payments, if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES





The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



If Underlying Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Account(s) investing in the Underlying Fund may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for variable Contract Owners, including losing the benefit of tax deferral.



OWNERSHIP OF THE INVESTMENTS





In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



PARTIAL AND FULL WITHDRAWALS





Any withdrawal is generally treated as coming first from earnings (determined based on the difference between the account balance prior to any surrender charges and the remaining basis, immediately prior to the withdrawal) and only after all earnings are paid out from your contributions (and thus a nontaxable return of principal). However, this rule does not apply to payments made under income annuities. Such payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is a non-taxable return of your contributions/purchase payments and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions/purchase payments equals the amount of such contributions/purchase payments, all remaining payments are fully taxable.



Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:



     -    First coming from earnings (and thus subject to income tax); and



     - Then from your purchase payments (which are not subject to income tax).



This rule does not apply to payments made pursuant to an income pay-out option under your Contract.



In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings. In the event the proceeds on full surrender of your Contract are less than remaining purchase payments you may be able to claim a loss: consult a tax advisor as to whether a loss is allowable, the character of such loss and where to claim it in your Federal Income Tax return.



INCOME ANNUITY PAYMENTS





Generally, different tax rules apply to payments made pursuant to a pay-out option under your Contract than to withdrawals and payments received before the annuity starting date.

Income payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    A non-taxable return of your purchase payment; and



     -    A taxable payment of earnings.



We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



We generally will tell you how much of each income payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Partial Annuitizations: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments. Currently, we will treat the application of less than your entire Contract Value under a non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received for that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



Income payments and amounts received on the exercise of a full withdrawal or partial withdrawal option under your non-qualified Contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.



Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after income payments commence will generally invalidate the exception and subject you to income tax, additional penalties and interest.



Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Under the Code, withdrawals or income payments from non-qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).



AFTER DEATH & DEATH BENEFITS: NON-QUALIFIED ANNUITIES





TAXATION OF DEATH BENEFIT PROCEEDS





The death benefit under an annuity is generally taxable to the recipient beneficiary or other payee, such as your estate, in the same manner as distributions made to the contract owner (using the rules for withdrawals or income payments, whichever is applicable).



If you die before the annuity starting date, as defined under Treasury Regulations, we must make payment of your entire interest in the Contract within five years of the date of your death or begin payments for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another non-qualified account or non-qualified annuity you owned, the entire interest in the Contract including the value of all benefits in addition to the account balance must be distributed to your designated beneficiary under the required minimum distribution rules under the Code that apply after your death. Additionally, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.



After your death, if your designated beneficiary does not timely elect in accordance with our procedures a method for the payment of the death benefit complying with the Code, the remaining interest in the Contract must be distributed within five years of the date of your death.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of any Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments.



If you die on or after the "annuity starting date," as defined under Treasury Regulations, payments must continue to be made at least as rapidly as under the income type being used as of the date of your death.



If you die before all Purchase Payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by either your beneficiary, if income payments continue after your death, or by your estate or your beneficiary if paid in a lump sum.



In the case of joint owners, the above rules will be applied on the death of any Contract Owner.



Where the Contract Owner is not a natural person, these rules will be applied on the death of or change of any annuitant (if changes to the annuitant are permitted under the Contract).



QUALIFIED ANNUITY CONTRACTS





If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), or deductible IRA contributions, your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.



All IRAs, TSAs (ERISA and non-ERISA) sec.457(b), sec.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.


TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts.

There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans 457(b) plans, and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax advisor as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide You with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for You or offer to do so at Your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH


Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased owner would have attained age 70 1/2, or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS:


While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES





To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. The single purchase payment may include the deductible contribution for the year of purchase. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS





Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



CONVERSION





You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.



Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See discussion below).



Unless you elect otherwise, amounts you convert from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.



Note: new IRS guidance requires that in the case of a redesignation of a Traditional IRA into a Roth IRA under the same Contract, the amount that is treated as a taxable distribution is the entire value of the contract, in addition to the account balance. The method(s) under which this value must be determined has not been finalized by the IRS. However, interim guidance has been issued which provides the Issuer may use a method similar to that used in determining the required minimum distribution (but without certain exceptions and assumptions being permitted). Additionally, issuers are required to increase the value subject to tax in the year of the redesignation by any front loads or non-recurring charges (this could include contractual withdrawal charges) imposed in the 12 months prior to the conversion. If your Contract permits such redesignation, consult your tax advisor prior to redesignating your Traditional IRA to a Roth.



If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

In general, a taxpayer may be permitted to revoke or recharacterize a previous conversion from a Traditional IRA to a Roth IRA provided that certain conditions are met. Consult your tax advisor and the instructions to IRS Form 8606 which indicates how and when the recharacterization must be made to be valid and how amounts should be reported. The income tax regulations also impose a waiting period to make a reconversion after such a reversal or recharacterization.


KEOGH



A Keogh plan is generally a qualified retirement plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax advisor.

SECTION 403(B) PLANS AND ARRANGEMENTS




GENERAL



TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amount attributable to contributions other than elective deferrals.



The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects including a prohibition on the use of new life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective.



WITHDRAWALS AND INCOME PAYMENTS





If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments).



     -    Is directly transferred to another permissible investment under
          Section 403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.



Purchase Payments for a tax-deferred annuity contract (including salary reduction contributions) may be made by an employer for employees under annuity plans adopted by public educational organizations and certain organizations which are tax exempt under Section 501 (c) (3) of the Code. Within statutory limits ($15,500 in 2008), such salary reduction contributions are not currently includable in the gross income of the participants. Additional "catch-up contributions" may be made by individuals age 50 or over. Increases in the value of the Contract attributable to these Purchase Payments are similarly not subject to current taxation. Instead, both the contributions to the tax-sheltered annuity and the income in the Contract are taxable as ordinary income when distributed.


An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except when due to death, disability, or as part of a series of payments for life or life expectancy, or made after the age of 55 with separation from service. There are other statutory exceptions that may apply in certain situations.

Amounts attributable to salary reductions made to a tax-sheltered annuity and income thereon may not be withdrawn prior to attaining the age of 59 1/2, severance from employment, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the participant attains the age of 70 1/2 or the calendar year in which the Participant retires. Certain other mandatory distribution rules apply at the death of the participant.

Certain distributions, including most partial or full redemptions or "term-for-years" distributions of less than 10 years, are eligible for direct rollover to another 403 (b) contract, certain qualified plans or to an Individual Retirement Arrangement (IRA) without federal income tax or withholding.

To the extent an eligible rollover distribution is not directly rolled over to another 403(b) contract, an IRA or eligible qualified contract, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions which were not directly transferred to a qualified retirement program if the participant makes a rollover to a qualified retirement plan or IRA within 60 days of the distribution.

Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the Contract" is treated as a return of capital and is not taxable.

SECTION 403(B) LOANS




Some 403(b) Contract loans will be made only from a Fixed Account balance up to certain limits. In that case, we credit your Fixed Account. If your TSA Contract permits loans, such loans will be made only from any Fixed Account balance and only up to certain limits. In that case, we credit the Fixed Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from your 403(b) annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


DESIGNATED ROTH ACCOUNTS FOR 403(B) & 401(K) PLANS



Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans (collectively the "Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:


     1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.


     3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).


     4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified

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

          Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.


     6. If permitted under the Code, we may permit both pre-tax contributions under a plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate Section 401(k) Contract to accept designated Roth 401(k) contributions.


     7. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

     - The employer must permit contributions under a pre-tax 403(b) or pretax 401 (k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

     - Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+ catch-up) as well as contribution limits that apply under the Plan.


     - In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan, if such amounts have been held under any Designated Roth Account for at least 5 years, as apply to the traditional pre-tax accounts under the Plan ( e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, or hardship (withdrawals only with respect to contributions), if permitted under the Plan).



     - If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distribution").


     - Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

     - Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

QUALIFIED PENSION AND PROFIT-SHARING PLANS



Like most other contributions made under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code, a Purchase Payment made by an employer (including salary reduction contributions under Section 401(k) of the Code) is not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or Beneficiary. For 2008, the applicable limits are $46,000 for total contributions and $15,500 salary reduction contributions made pursuant to Code Section 401(k). Additional "catch-up contributions" may be made by individuals age 50 or over ($5000 for 2008).


Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

If a distribution that is eligible for rollover is not directly rolled over to another qualified retirement plan or IRA, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions that were not directly transferred to a qualified retirement program if the participant makes a rollover contribution to a qualified retirement plan or IRA within 60 days of the distribution.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire, except that if you are a 5% owner as defined in Code Section 416(i)(1)(B), distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Certain other mandatory distribution rules apply on the death of the participant.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions which may apply in certain situations. Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 457 PLANS



Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Such deferrals are subject to limits similar to those applicable to 403(b) and 401(k) plans.

Such plans are not available for churches and qualified church controlled organizations.


The Contract Owner of contracts issued under Section 457 plans by non-governmental employers is the employer of the Participant and amounts may not be made available to Participants (or beneficiaries) until separation from service, retirement or death or an unforeseeable emergency as determined by Treasury Regulations. The proceeds of annuity contracts purchased by Section 457 plans are subject to the claims of general creditors of the employer or contractor. A different rule applies with respect to Section 457 plans that are established by governmental employers. The contract must be for the exclusive benefit of the Plan Participants (and their beneficiaries), and the governmental employer (and their creditors) must have no claim on the contract.



Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the Participant attains the age of 70 1/2 or the calendar year in which the participant retires. Certain other mandatory distribution rules apply upon the death of the participant.


All distributions from plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or Beneficiary.

Generally, monies in your Contract can not be "made available" to you until you, reach age 70 1/2, leave your job or your employer changes or have an unforeseen emergency (as defined by the Code).

The tax rules for taxation of distributions and withdrawals work similarly as to those for IRAs. However the 10% penalty tax only applies to distributions and withdrawals that are attributable to rollovers from IRAs and other eligible retirement plans, and do not apply at all to 457(b) plans of tax exempt employers other than state or local governmental units. Distributions and withdrawals under a 457(b) plan of a tax exempt employer that is not a governmental unit are generally taxed under the rules applicable to wages. Consult your tax advisor.


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

LOANS: In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.




403(A)



GENERAL



The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.





See the "General" headings under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.


THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974


Under ERISA, certain special provisions may apply to the Contract if the Contract Owner of a Section 403(b) plan Contract or the owner of a contract issued to certain qualified plans requests that the Contract be issued to conform to ERISA or if the Company has notice that the Contract was issued pursuant to a plan subject to ERISA.


ERISA requires that certain Annuity Options, withdrawals or other payments and any application for a loan secured by the Contract may not be made until the Participant has filed a Qualified Election with the plan administrator. Under certain plans, ERISA also requires that a designation of a Beneficiary other than the participant's spouse be deemed invalid unless the participant has filed a Qualified Election.

A Qualified Election must include either the written consent of the Participant's spouse, notarized or witnessed by an authorized plan representative, or the participant's certification that there is no spouse or that the spouse cannot be located.

The Company intends to administer all contracts to which ERISA applies in a manner consistent with the direction of the plan administrator regarding the provisions of the plan, in accordance with applicable law. Because these requirements differ according to the plan, a person contemplating the purchase of an annuity contract should consider the provisions of the plan.

FEDERAL INCOME TAX WITHHOLDING & ELIGIBLE ROLLOVER DISTRIBUTIONS



The portion of a distribution that is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.

We are required to withhold 20% of the portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us or the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you (or a spousal designated beneficiary or "alternate payee" under the Code) receives from your Contract. In certain cases, after-tax amounts may also be considered eligible rollover distributions.

However, it does not include taxable distributions that are:

(1) Part of a series of substantially equal payments being made at least annually for:

     -    your life or life expectancy


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

     -    both you and your beneficiary's lives or life expectancies or

     -    a specified period of 10 years or more

(2) Generally, income payments made under a permissible income annuity on or after the required beginning date are not eligible rollover distributions

(3)  Withdrawals to satisfy minimum distribution requirements

(4)  Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan administrator, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.



A distribution including a rollover that is not a direct rollover will require the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or Beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal Beneficiary is otherwise underwithheld or short on estimated taxes for that year.

OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)




To the extent not subject to the mandatory 20% withholding as described in above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, to the extent such aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election to opt out of withholding is not provided, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.


PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)



The portion of a periodic distribution that constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.


Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.





TAXATION OF DEATH BENEFIT PROCEEDS





Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Contract must be surrendered or annuity payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.



OTHER TAX CONSIDERATIONS





TREATMENT OF CHARGES FOR OPTIONAL BENEFITS (IF AVAILABLE UNDER YOUR CONTRACT)





The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



Certain living benefits may not be made available under contracts issued to a designated beneficiary after the Owner's death (e.g. a "Stretch IRA" or a Stretch non-qualified contract) or, where otherwise made available, may have limited value due to minimum distributions required to be made under the tax law after the owner's death. Consult your tax advisor.



Where made available under the Contract, certain optional benefits may be inappropriate under IRA and other tax-qualified contracts due to required minimum distribution requirements. Consult your tax advisor.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT (IF AVAILABLE UNDER YOUR CONTRACT)





If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).





HURRICANE RELIEF



DISTRIBUTIONS: Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).


To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

LOANS: Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.




PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the United States. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to United States income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a United States life insurer would be considered United States source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for United States income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS




Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to United States source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered United States source income. In addition, Annuity Payments to NRAs in many countries are exempt from United States tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


CHANGES TO TAX RULES AND INTERPRETATIONS



Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:


     - Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from a Subaccount to the Fixed Account.


     - Possible taxation as if you were the Contract Owner of your portion of the Separate Account's assets.

     - Possible limits on the number of funding options available or the frequency of transfers among them.

We reserve the right to amend your Contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other Contract Owners in the Subaccounts from adverse tax consequences.




                                OTHER INFORMATION

--------------------------------------------------------------------------------




THE INSURANCE COMPANY



MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS



The financial statements for the insurance company and for the Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999,or by visiting FINRA's website www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2007, as well as the range of additional compensation paid.)



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.



SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a

'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.


From time to time, MetLife Associates LLC or Metropolitan Life Insurance Company pays organizations, associations and nonprofit organizations compensation to endorse or sponsor the Company's variable annuity contracts or for access to the organization's members. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts. This compensation may include: the payment of fees, funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. We also retain finders and consultants to introduce MetLife Associates LLC or Metropolitan Life Insurance Company to potential clients and for establishing and maintaining relationships between MetLife Associates LLC or Metropolitan Life Insurance Company and various organizations. We or our affiliates may pay duly licensed individuals associated with these organizations cash compensation for sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.



POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")





Payment of any benefit or determination of values may be postponed whenever: (1) the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.



RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




          FOR METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.217          2.342                --
                                                       2006      1.931          2.217           391,031
                                                       2005      1.855          1.931           425,802
                                                       2004      1.687          1.855           493,699
                                                       2003      1.322          1.687           520,081
                                                       2002      1.713          1.322           614,755
                                                       2001      1.963          1.713           500,383
                                                       2000      2.176          1.963           413,200
                                                       1999      1.815          2.176           243,662
                                                       1998      1.424          1.815           138,866

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.087          1.168                --
                                                       2006      1.000          1.087           347,442

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.847          0.892                --
                                                       2005      0.806          0.847           398,147
                                                       2004      0.767          0.806           396,007
                                                       2003      0.617          0.767           329,124
                                                       2002      0.890          0.617           306,570
                                                       2001      1.000          0.890           178,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.329          2.312                --
                                                       2005      1.982          2.329         3,178,807
                                                       2004      1.668          1.982         3,007,532
                                                       2003      1.344          1.668         3,314,906
                                                       2002      1.804          1.344         2,932,920
                                                       2001      2.456          1.804         2,602,726
                                                       2000      3.163          2.456           996,560
                                                       1999      2.073          3.163           437,009
                                                       1998      1.290          2.073           413,409

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.090          3.248                --
                                                       2006      2.346          3.090           242,036
                                                       2005      1.845          2.346            81,085
                                                       2004      1.485          1.845           101,326
                                                       2003      1.046          1.485            39,486
                                                       2002      1.190          1.046            33,858
                                                       2001      1.325          1.190            11,235

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.603          3.432                --
                                                       2005      2.444          2.603           732,600
                                                       2004      1.871          2.444           725,473
                                                       2003      1.405          1.871           636,474
                                                       2002      1.352          1.405           325,441
                                                       2001      1.250          1.352            71,516
                                                       2000      0.958          1.250               600
                                                       1999      1.000          0.958                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.329          1.415           367,420
                                                       2006      1.147          1.329           729,558
                                                       2005      1.106          1.147           470,417
                                                       2004      1.059          1.106           461,716
                                                       2003      0.879          1.059           395,420
                                                       2002      1.062          0.879           323,041
                                                       2001      1.178          1.062           100,385
                                                       2000      1.193          1.178             8,776
                                                       1999      1.077          1.193             3,743
                                                       1998      1.000          1.077               502

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.949          1.723           854,724
                                                       2006      1.889          1.949         1,750,689
                                                       2005      1.797          1.889         1,323,461
                                                       2004      1.623          1.797         1,353,337
                                                       2003      1.240          1.623         1,205,447
                                                       2002      1.542          1.240         1,104,419
                                                       2001      1.653          1.542           892,061
                                                       2000      1.467          1.653           465,722
                                                       1999      1.199          1.467            63,771
                                                       1998      1.000          1.199                --

Fidelity(R) Variable Insurance Products
  VIP Asset Manager SM Subaccount (Initial Class)
  (10/96)............................................  2007      1.780          1.870                --
                                                       2006      1.669          1.780            48,905
                                                       2005      1.613          1.669            48,905
                                                       2004      1.539          1.613            71,906
                                                       2003      1.312          1.539            72,935
                                                       2002      1.446          1.312            73,597
                                                       2001      1.517          1.446            63,204
                                                       2000      1.589          1.517            56,454
                                                       1999      1.439          1.589            38,657
                                                       1998      1.258          1.439            32,515

  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/01).............................................  2007      1.601          1.867         3,698,163
                                                       2006      1.446          1.601         8,304,547
                                                       2005      1.247          1.446         7,103,809
                                                       2004      1.089          1.247         5,358,276
                                                       2003      0.855          1.089         4,062,355
                                                       2002      0.951          0.855         2,680,749
                                                       2001      1.000          0.951         1,433,561

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.322          1.403            48,915
                                                       2006      1.169          1.322           146,543
                                                       2005      0.974          1.169            74,681
                                                       2004      0.968          0.974            54,968
                                                       2003      0.779          0.968            43,877
                                                       2002      0.848          0.779            35,320
                                                       2001      1.000          0.848            10,715

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Equity -- Income Subaccount (Initial Class)
  (10/96)............................................  2007      2.367          2.389           138,732
                                                       2006      1.981          2.367           169,656
                                                       2005      1.882          1.981           138,209
                                                       2004      1.698          1.882           149,510
                                                       2003      1.311          1.698           136,901
                                                       2002      1.588          1.311           160,504
                                                       2001      1.680          1.588           139,375
                                                       2000      1.559          1.680            93,837
                                                       1999      1.475          1.559           125,159
                                                       1998      1.329          1.475            39,301

  VIP Growth Subaccount (Initial Class) (10/96)......  2007      1.763          2.225           290,247
                                                       2006      1.660          1.763           275,368
                                                       2005      1.578          1.660           313,797
                                                       2004      1.536          1.578           375,289
                                                       2003      1.163          1.536           452,503
                                                       2002      1.674          1.163           467,001
                                                       2001      2.045          1.674           600,404
                                                       2000      2.311          2.045           499,206
                                                       1999      1.692          2.311           168,043
                                                       1998      1.220          1.692            77,604

  VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2007      1.311          1.339            37,524
                                                       2006      1.186          1.311            37,524
                                                       2005      1.161          1.186            37,524
                                                       2004      1.066          1.161            37,524
                                                       2003      0.843          1.066            36,607
                                                       2002      0.820          0.843            36,031
                                                       2001      0.934          0.820            45,868
                                                       2000      1.212          0.934            94,397
                                                       1999      1.128          1.212            46,277
                                                       1998      1.186          1.128            40,705

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.064          2.366         1,743,249
                                                       2006      1.847          2.064         5,803,109
                                                       2005      1.574          1.847         5,046,318
                                                       2004      1.270          1.574         3,259,665
                                                       2003      0.924          1.270         1,562,630
                                                       2002      1.034          0.924           652,170
                                                       2001      1.000          1.034           194,753

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.992          2.550           317,595
                                                       2006      1.565          1.992           413,332
                                                       2005      1.235          1.565           311,013
                                                       2004      1.000          1.235           100,959

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.531          1.757           451,650
                                                       2006      1.268          1.531         1,114,119
                                                       2005      1.158          1.268           640,891
                                                       2004      1.000          1.158           272,618

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.548          2.706                --
                                                       2006      2.112          2.548           232,359
                                                       2005      2.046          2.112           147,663
                                                       2004      1.775          2.046           121,205
                                                       2003      1.350          1.775           101,995
                                                       2002      1.417          1.350            95,945
                                                       2001      1.579          1.417            84,808
                                                       2000      1.584          1.579            52,302
                                                       1999      1.297          1.584            25,306
                                                       1998      1.226          1.297            41,126

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.187          2.568                --
                                                       2005      2.017          2.187           556,302
                                                       2004      1.746          2.017           515,737
                                                       2003      1.324          1.746           422,132
                                                       2002      1.631          1.324           386,289
                                                       2001      1.657          1.631           340,692
                                                       2000      1.552          1.657           295,851
                                                       1999      1.209          1.552           299,758
                                                       1998      1.202          1.209           212,737

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.088          2.141                --
                                                       2005      2.073          2.088           487,875
                                                       2004      1.917          2.073           457,164
                                                       2003      1.494          1.917           500,771
                                                       2002      1.437          1.494           206,913
                                                       2001      1.319          1.437           194,917
                                                       2000      1.315          1.319             8,718
                                                       1999      1.267          1.315             4,573
                                                       1998      1.196          1.267               533

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.164          1.207                --
                                                       2005      1.088          1.164         2,073,047
                                                       2004      1.011          1.088         2,094,227
                                                       2003      0.894          1.011         2,007,620
                                                       2002      0.964          0.894         1,732,684
                                                       2001      1.000          0.964         1,050,044

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2007      1.112          1.346           424,858
                                                       2006      0.987          1.112           847,311
                                                       2005      0.887          0.987           733,827
                                                       2004      0.740          0.887           775,607
                                                       2003      0.553          0.740           752,722
                                                       2002      0.773          0.553           681,958
                                                       2001      1.000          0.773           323,705

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/01).....................................  2007      0.976          1.060           495,129
                                                       2006      0.832          0.976         1,314,948
                                                       2005      0.793          0.832         1,293,969
                                                       2004      0.763          0.793         1,355,881
                                                       2003      0.621          0.763         1,332,255
                                                       2002      0.841          0.621         1,259,857
                                                       2001      1.000          0.841           793,901

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.116          1.126         2,013,129
                                                       2006      1.032          1.116         3,439,553
                                                       2005      0.930          1.032         1,964,545
                                                       2004      0.851          0.930         2,160,052
                                                       2003      0.636          0.851         1,952,183
                                                       2002      0.950          0.636         1,482,733
                                                       2001      1.000          0.950           646,990

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.529          1.547            17,326

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.355          1.306         1,331,029

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET International All Cap Opportunity Subaccount
  (10/96)............................................  2007      1.449          1.531           176,856
                                                       2006      1.158          1.449           162,942
                                                       2005      1.043          1.158           255,434
                                                       2004      0.890          1.043           231,552
                                                       2003      0.702          0.890           124,783
                                                       2002      0.951          0.702            99,780
                                                       2001      1.390          0.951           113,887
                                                       2000      1.835          1.390           212,289
                                                       1999      1.101          1.835             6,115
                                                       1998      1.040          1.101            13,292

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      2.008          2.074         1,012,376
                                                       2006      1.709          2.008           504,118
                                                       2005      1.613          1.709           545,968
                                                       2004      1.471          1.613           599,717
                                                       2003      1.118          1.471           612,882
                                                       2002      1.462          1.118           539,109
                                                       2001      1.534          1.462           543,168
                                                       2000      1.339          1.534           143,552
                                                       1999      1.206          1.339               106
                                                       1998      1.000          1.206                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/98).............................................  2007      1.636          1.712           138,898
                                                       2006      1.573          1.636           243,806
                                                       2005      1.504          1.573           289,180
                                                       2004      1.508          1.504           366,579
                                                       2003      1.028          1.508           238,213
                                                       2002      1.375          1.028            39,296
                                                       2001      1.581          1.375           124,406
                                                       2000      1.709          1.581            78,925
                                                       1999      1.314          1.709                --
                                                       1998      1.000          1.314                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.253          1.370           217,352
                                                       2006      1.117          1.253           875,141
                                                       2005      1.072          1.117           961,768
                                                       2004      0.937          1.072         1,020,306
                                                       2003      0.633          0.937           808,922
                                                       2002      0.975          0.633           593,152
                                                       2001      1.000          0.975           195,824

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.847          2.036           130,963
                                                       2006      1.726          1.847           401,523
                                                       2005      1.663          1.726           401,078
                                                       2004      1.575          1.663           410,937
                                                       2003      1.230          1.575           404,894
                                                       2002      1.646          1.230           332,072
                                                       2001      1.964          1.646           276,743
                                                       2000      1.985          1.964           104,272
                                                       1999      1.724          1.985            40,351
                                                       1998      1.311          1.724            12,064

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.061          1.069            64,549
                                                       2006      1.025          1.061            23,302
                                                       2005      1.007          1.025            77,851
                                                       2004      1.002          1.007            20,413
                                                       2003      1.000          1.002             1,000

  LMPVIT High Income Subaccount (10/96)..............  2007      1.583          1.578            52,111
                                                       2006      1.435          1.583            81,352
                                                       2005      1.407          1.435            62,659
                                                       2004      1.281          1.407            78,885
                                                       2003      1.011          1.281            56,803
                                                       2002      1.051          1.011            21,046
                                                       2001      1.099          1.051            12,732
                                                       2000      1.202          1.099               170
                                                       1999      1.179          1.202               306
                                                       1998      1.180          1.179                --

  LMPVIT Money Market Subaccount (10/96).............  2007      1.339          1.397           238,696
                                                       2006      1.288          1.339           261,916
                                                       2005      1.260          1.288            45,638
                                                       2004      1.257          1.260            35,778
                                                       2003      1.256          1.257           548,095
                                                       2002      1.247          1.256           384,180
                                                       2001      1.210          1.247            36,990
                                                       2000      1.148          1.210            56,905
                                                       1999      1.102          1.148           504,494
                                                       1998      1.056          1.102                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.230          2.347                --
                                                       2006      1.899          2.230         1,637,520
                                                       2005      1.836          1.899         1,691,857
                                                       2004      1.706          1.836         1,808,280
                                                       2003      1.234          1.706         1,736,717
                                                       2002      1.657          1.234         1,398,103
                                                       2001      1.636          1.657           787,918

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.913          2.017                --
                                                       2006      1.627          1.913         3,257,332
                                                       2005      1.537          1.627         3,231,849
                                                       2004      1.398          1.537         3,173,539
                                                       2003      1.102          1.398         3,033,990
                                                       2002      1.486          1.102         2,719,762
                                                       2001      1.628          1.486         2,156,095
                                                       2000      1.448          1.628           706,152
                                                       1999      1.456          1.448            64,998
                                                       1998      1.334          1.456            21,635

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.968          2.037                --
                                                       2005      1.907          1.968         3,755,343
                                                       2004      1.753          1.907         3,701,526
                                                       2003      1.446          1.753         3,384,161
                                                       2002      1.591          1.446         2,932,943
                                                       2001      1.686          1.591         2,310,280
                                                       2000      1.724          1.686           766,016
                                                       1999      1.519          1.724            95,510
                                                       1998      1.258          1.519            23,844

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.475          2.609           467,961
                                                       2006      2.581          2.475         1,989,099

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2007      1.593          1.561           863,101

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.446          1.522                --
                                                       2006      1.357          1.446           178,204

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.509          1.531           128,068

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.386          3.094         3,498,318
                                                       2006      2.312          2.386         5,027,380

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      2.168          2.292         1,708,065
                                                       2006      2.037          2.168         4,011,541

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2007      2.688          3.253           169,878

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.673          1.776           182,051
                                                       2006      1.585          1.673           601,988

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.027          1.142            39,331
                                                       2006      1.033          1.027           173,133

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.227          4.094           165,682

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.593          1.684           505,549

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.440          1.540           377,227
                                                       2006      1.294          1.440           431,997

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.228          1.040         1,321,364
                                                       2006      1.003          1.228         2,487,870

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.627          1.698           167,853
                                                       2006      1.503          1.627           276,112

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.692          1.794           190,481
                                                       2006      1.623          1.692           327,220

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2007      1.416          1.302         1,323,664

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.762          1.830                --
                                                       2006      1.700          1.762         1,089,845
                                                       2005      1.675          1.700           764,679
                                                       2004      1.610          1.675           742,031
                                                       2003      1.534          1.610           662,519
                                                       2002      1.417          1.534           513,410
                                                       2001      1.334          1.417           122,849
                                                       2000      1.194          1.334            17,825
                                                       1999      1.235          1.194             8,580
                                                       1998      1.140          1.235             6,982

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      2.000          2.159                --
                                                       2006      1.591          2.000         1,663,353
                                                       2005      1.396          1.591         1,025,647
                                                       2004      1.223          1.396         1,014,954
                                                       2003      0.946          1.223           777,156
                                                       2002      1.225          0.946           323,555
                                                       2001      1.568          1.225           349,886
                                                       2000      1.716          1.568           187,532
                                                       1999      1.302          1.716            58,143
                                                       1998      1.141          1.302            20,676

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.448          1.521                --
                                                       2006      1.294          1.448         1,450,173
                                                       2005      1.221          1.294           779,759
                                                       2004      1.116          1.221           702,789
                                                       2003      0.876          1.116           597,887
                                                       2002      1.142          0.876           415,447
                                                       2001      1.364          1.142           272,388
                                                       2000      1.613          1.364           118,559
                                                       1999      1.628          1.613            92,195
                                                       1998      1.417          1.628            58,294

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.907          1.916                --
                                                       2006      1.688          1.907         1,380,843
                                                       2005      1.583          1.688         1,192,206
                                                       2004      1.386          1.583         1,129,046
                                                       2003      0.974          1.386           883,563
                                                       2002      1.285          0.974           586,956
                                                       2001      1.273          1.285           304,920
                                                       2000      1.163          1.273           138,115
                                                       1999      0.856          1.163            92,398
                                                       1998      0.942          0.856            70,995

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.371          1.641           185,965
                                                       2006      1.395          1.371           370,903

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.512          1.597           361,988
                                                       2006      1.446          1.512           426,709

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2007      1.862          1.889            37,628

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.156          1.102            96,900

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.429          1.476           886,897
                                                       2006      1.400          1.429         1,791,470

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.828          1.855           799,904

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.104          1.133           184,278
                                                       2006      1.000          1.104            68,049
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.057          1.109           116,509
                                                       2006      1.000          1.057            42,701
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.075          1.120           379,547
                                                       2006      1.000          1.075           341,858
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.092          1.133         1,362,538
                                                       2006      1.000          1.092           458,707
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.110          1.146         2,019,152
                                                       2006      1.000          1.110           593,896
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2007      2.323          2.319         1,244,922

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.268          2.348         3,607,412
                                                       2006      2.107          2.268         6,182,766

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      2.180          2.130         1,116,736

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2007      1.060          1.122           925,817
                                                       2006      0.996          1.060         1,099,185

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.958          1.904           673,607

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.290          2.385                --
                                                       2006      2.141          2.290           735,254

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.825          1.896           351,999
                                                       2006      1.752          1.825           760,014

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.313          1.420           783,061
                                                       2006      1.272          1.313         2,580,553
                                                       2005      1.249          1.272         2,017,831
                                                       2004      1.198          1.249         1,808,655
                                                       2003      1.148          1.198         1,647,691
                                                       2002      1.059          1.148         1,433,047
                                                       2001      1.000          1.059           241,694

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.936          1.027            75,092
                                                       2006      0.848          0.936            69,420
                                                       2005      0.796          0.848            67,921
                                                       2004      0.744          0.796            71,306
                                                       2003      0.567          0.744            55,253
                                                       2002      0.810          0.567            84,242
                                                       2001      1.000          0.810            45,903

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.474          1.601                --
                                                       2006      1.161          1.474         1,359,619
                                                       2005      1.041          1.161         1,294,451
                                                       2004      0.901          1.041         1,206,751
                                                       2003      0.705          0.901         1,247,131
                                                       2002      0.862          0.705           915,170
                                                       2001      1.000          0.862           381,220

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.058          2.205                --
                                                       2006      1.765          2.058         1,819,487
                                                       2005      1.659          1.765         1,767,557
                                                       2004      1.322          1.659         1,856,242
                                                       2003      0.889          1.322         1,334,080
                                                       2002      1.094          0.889           970,390
                                                       2001      1.000          1.094           255,109

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.967          1.033                --
                                                       2005      0.894          0.967           156,849
                                                       2004      0.845          0.894           145,832
                                                       2003      0.657          0.845           105,652
                                                       2002      0.869          0.657            63,409
                                                       2001      1.000          0.869            20,879

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.483          1.585                --
                                                       2005      1.486          1.483           511,555
                                                       2004      1.407          1.486           473,032
                                                       2003      1.121          1.407           107,427
                                                       2002      1.212          1.121            32,901
                                                       2001      1.230          1.212             4,616
                                                       2000      1.100          1.230               503
                                                       1999      1.000          1.100            66,449

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.356          2.581                --
                                                       2005      2.108          2.356         2,238,649
                                                       2004      1.821          2.108         2,198,288
                                                       2003      1.370          1.821         1,810,988
                                                       2002      1.608          1.370         1,086,972
                                                       2001      1.686          1.608           369,948
                                                       2000      1.454          1.686            10,638
                                                       1999      1.222          1.454             5,028
                                                       1998      1.000          1.222                 9

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.274          1.357                --
                                                       2005      1.144          1.274           180,104
                                                       2004      0.993          1.144           157,515
                                                       2003      0.824          0.993           118,258
                                                       2002      1.108          0.824            79,115
                                                       2001      1.437          1.108           230,822
                                                       2000      1.531          1.437           156,027
                                                       1999      1.245          1.531            18,357
                                                       1998      1.000          1.245             4,261

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.314          1.395                --
                                                       2005      1.283          1.314           383,071
                                                       2004      1.131          1.283           405,733
                                                       2003      0.830          1.131           296,557
                                                       2002      1.633          0.830           202,508
                                                       2001      2.152          1.633           325,204
                                                       2000      1.979          2.152           165,835
                                                       1999      1.213          1.979               415
                                                       1998      1.000          1.213                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      2.035          2.107                --
                                                       2005      1.988          2.035         3,410,646
                                                       2004      1.794          1.988         2,807,363
                                                       2003      1.549          1.794         2,510,455
                                                       2002      1.645          1.549         2,201,507
                                                       2001      1.655          1.645         1,523,540
                                                       2000      1.427          1.655            66,535
                                                       1999      1.399          1.427            76,473
                                                       1998      1.260          1.399            67,299

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.194          1.294                --
                                                       2005      1.128          1.194           115,971
                                                       2004      1.000          1.128            75,452

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.412          1.503                --
                                                       2005      1.340          1.412           213,115
                                                       2004      1.213          1.340           303,851
                                                       2003      0.986          1.213           170,355
                                                       2002      1.421          0.986           125,367
                                                       2001      1.857          1.421            87,240
                                                       2000      1.503          1.857            33,198
                                                       1999      1.514          1.503             8,345
                                                       1998      1.289          1.514             6,675

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.602          1.623                --
                                                       2005      1.554          1.602           218,148
                                                       2004      1.409          1.554           144,266
                                                       2003      1.186          1.409           135,056
                                                       2002      1.127          1.186            62,808
                                                       2001      1.088          1.127           117,990
                                                       2000      1.098          1.088             4,035
                                                       1999      1.093          1.098             9,311
                                                       1998      1.092          1.093            31,397

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.454          1.446                --
                                                       2005      1.440          1.454           325,404
                                                       2004      1.402          1.440           316,329
                                                       2003      1.318          1.402           283,298
                                                       2002      1.254          1.318           236,922
                                                       2001      1.177          1.254           131,098
                                                       2000      1.107          1.177             1,597
                                                       1999      1.102          1.107             1,221
                                                       1998      1.021          1.102               228

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.560          1.633                --
                                                       2005      1.538          1.560           622,816
                                                       2004      1.404          1.538           669,603
                                                       2003      1.065          1.404           650,708
                                                       2002      1.614          1.065           489,407
                                                       2001      1.874          1.614           544,899
                                                       2000      2.305          1.874           275,547
                                                       1999      1.753          2.305            99,102
                                                       1998      1.367          1.753            32,748

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.811          1.752                --
                                                       2005      1.746          1.811           786,487
                                                       2004      1.655          1.746           754,697
                                                       2003      1.621          1.655           645,692
                                                       2002      1.435          1.621           517,949
                                                       2001      1.364          1.435            34,745
                                                       2000      1.199          1.364             1,246
                                                       1999      1.259          1.199                --
                                                       1998      1.149          1.259             6,143

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.938          1.048             3,421
                                                       2006      0.884          0.938            46,218
                                                       2005      0.824          0.884            32,816
                                                       2004      0.799          0.824            28,823
                                                       2003      0.639          0.799            23,209
                                                       2002      0.913          0.639            13,723
                                                       2001      1.000          0.913             6,891

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.802          0.930           109,960
                                                       2006      0.786          0.802           238,818
                                                       2005      0.735          0.786           164,175
                                                       2004      0.692          0.735           174,046
                                                       2003      0.548          0.692           245,721
                                                       2002      0.819          0.548           151,687
                                                       2001      1.000          0.819            56,640

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.063          2.175                --
                                                       2006      1.810          2.063         2,006,190
                                                       2005      1.751          1.810         2,036,362
                                                       2004      1.604          1.751         2,117,372
                                                       2003      1.266          1.604         1,886,932
                                                       2002      1.651          1.266         1,708,717
                                                       2001      1.905          1.651         1,588,526
                                                       2000      2.128          1.905         1,558,905
                                                       1999      1.787          2.128         1,399,407
                                                       1998      1.412          1.787         1,121,361

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.082          1.160                --
                                                       2006      1.000          1.082            98,980

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.820          0.862                --
                                                       2005      0.786          0.820            99,039
                                                       2004      0.753          0.786            86,354
                                                       2003      0.610          0.753            62,575
                                                       2002      0.886          0.610            41,405
                                                       2001      1.000          0.886             9,328

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.183          2.162                --
                                                       2005      1.871          2.183         1,911,719
                                                       2004      1.586          1.871         2,228,849
                                                       2003      1.286          1.586         2,197,793
                                                       2002      1.740          1.286         2,026,597
                                                       2001      2.385          1.740         1,800,337
                                                       2000      3.092          2.385         1,555,883
                                                       1999      2.040          3.092         1,271,961
                                                       1998      1.279          2.040           961,744

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      2.918          3.060                --
                                                       2006      2.231          2.918            15,151
                                                       2005      1.766          2.231             9,868
                                                       2004      1.432          1.766             9,802
                                                       2003      1.016          1.432             6,414
                                                       2002      1.163          1.016             3,521

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.479          3.246                --
                                                       2005      2.343          2.479            97,716
                                                       2004      1.807          2.343           117,011
                                                       2003      1.366          1.807            51,297
                                                       2002      1.324          1.366            23,932
                                                       2001      1.233          1.324             4,245
                                                       2000      0.951          1.233                57
                                                       1999      1.000          0.951                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.253          1.324           363,261
                                                       2006      1.089          1.253           347,700
                                                       2005      1.057          1.089           293,073
                                                       2004      1.020          1.057           313,740
                                                       2003      0.852          1.020           254,668
                                                       2002      1.037          0.852           200,751
                                                       2001      1.159          1.037           136,753
                                                       2000      1.181          1.159            75,462
                                                       1999      1.074          1.181            26,484
                                                       1998      1.000          1.074                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.839          1.615           164,568
                                                       2006      1.796          1.839           196,574
                                                       2005      1.719          1.796           209,178
                                                       2004      1.564          1.719           308,645
                                                       2003      1.203          1.564           260,010
                                                       2002      1.507          1.203           191,979
                                                       2001      1.627          1.507            93,689
                                                       2000      1.454          1.627            21,714
                                                       1999      1.196          1.454            15,312
                                                       1998      1.000          1.196             6,726

Fidelity(R) Variable Insurance Products
  VIP Asset Manager SM Subaccount (Initial Class)
  (10/96)............................................  2007      1.657          1.736                --
                                                       2006      1.564          1.657           423,048
                                                       2005      1.523          1.564           439,178
                                                       2004      1.463          1.523           500,491
                                                       2003      1.256          1.463           490,597
                                                       2002      1.394          1.256           459,780
                                                       2001      1.473          1.394           508,719
                                                       2000      1.553          1.473           487,812
                                                       1999      1.416          1.553           431,977
                                                       1998      1.247          1.416           290,394

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/01).............................................  2007      1.539          1.782           288,948
                                                       2006      1.399          1.539           234,945
                                                       2005      1.215          1.399           133,024
                                                       2004      1.069          1.215            80,933
                                                       2003      0.845          1.069            42,292
                                                       2002      0.947          0.845            21,217
                                                       2001      1.000          0.947            10,328

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.271          1.339            15,556
                                                       2006      1.131          1.271             8,865
                                                       2005      0.949          1.131             5,565
                                                       2004      0.950          0.949            12,403
                                                       2003      0.770          0.950            16,388
                                                       2002      0.844          0.770            13,031
                                                       2001      1.000          0.844             1,686

  VIP Equity -- Income Subaccount (Initial Class)
  (10/96)............................................  2007      2.203          2.208         1,083,001
                                                       2006      1.857          2.203         1,286,371
                                                       2005      1.777          1.857         1,512,625
                                                       2004      1.614          1.777         1,487,531
                                                       2003      1.255          1.614         1,360,272
                                                       2002      1.530          1.255         1,219,087
                                                       2001      1.631          1.530         1,154,279
                                                       2000      1.524          1.631         1,034,876
                                                       1999      1.452          1.524           910,214
                                                       1998      1.042          1.452           738,800

  VIP Growth Subaccount (Initial Class) (10/96)......  2007      1.641          2.056           952,149
                                                       2006      1.556          1.641         1,261,066
                                                       2005      1.490          1.556         1,277,223
                                                       2004      1.460          1.490         1,304,854
                                                       2003      1.113          1.460         1,248,844
                                                       2002      1.614          1.113         1,129,017
                                                       2001      1.985          1.614           974,148
                                                       2000      2.259          1.985         1,026,697
                                                       1999      1.665          2.259           873,625
                                                       1998      1.209          1.665           626,091

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2007      1.220          1.238            98,762
                                                       2006      1.112          1.220            98,035
                                                       2005      1.096          1.112            96,394
                                                       2004      1.014          1.096           168,222
                                                       2003      0.807          1.014           163,263
                                                       2002      0.790          0.807           153,074
                                                       2001      0.907          0.790           128,931
                                                       2000      1.185          0.907           163,606
                                                       1999      1.110          1.185           121,051
                                                       1998      1.176          1.110            97,958

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.983          2.258           151,413
                                                       2006      1.788          1.983           178,427
                                                       2005      1.534          1.788           182,486
                                                       2004      1.247          1.534            90,732
                                                       2003      0.914          1.247            55,766
                                                       2002      1.029          0.914            27,675
                                                       2001      1.000          1.029             1,660

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.956          2.486            53,670
                                                       2006      1.547          1.956            59,079
                                                       2005      1.230          1.547            18,275
                                                       2004      1.000          1.230             5,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.503          1.712            54,244
                                                       2006      1.253          1.503            61,918
                                                       2005      1.153          1.253            43,325
                                                       2004      1.000          1.153             6,608

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.372          2.513                --
                                                       2006      1.980          2.372           665,934
                                                       2005      1.931          1.980           709,734
                                                       2004      1.688          1.931           700,415
                                                       2003      1.292          1.688           602,756
                                                       2002      1.366          1.292           533,846
                                                       2001      1.533          1.366           508,744
                                                       2000      1.548          1.533           562,632
                                                       1999      1.277          1.548           493,692
                                                       1998      1.067          1.277           421,487

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2007      2.393          2.393                --
                                                       2006      2.050          2.393                --
                                                       2005      1.904          2.050           871,027
                                                       2004      1.660          1.904           891,046
                                                       2003      1.268          1.660           841,902
                                                       2002      1.572          1.268           779,945
                                                       2001      1.609          1.572           703,962
                                                       2000      1.517          1.609           684,317
                                                       1999      1.191          1.517           613,623
                                                       1998      1.192          1.191           499,388

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      1.957          2.003                --
                                                       2005      1.957          1.957           100,315
                                                       2004      1.823          1.957           138,305
                                                       2003      1.430          1.823           110,217
                                                       2002      1.385          1.430            80,261
                                                       2001      1.281          1.385            67,746
                                                       2000      1.285          1.281            48,596
                                                       1999      1.247          1.285            42,157
                                                       1998      1.186          1.247            28,684

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.127          1.165                --
                                                       2005      1.060          1.127            81,014
                                                       2004      0.992          1.060            65,970
                                                       2003      0.884          0.992            53,105
                                                       2002      0.959          0.884            36,827
                                                       2001      1.000          0.959             7,538

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2007      1.069          1.284           129,806
                                                       2006      0.956          1.069           101,889
                                                       2005      0.864          0.956            83,501
                                                       2004      0.727          0.864            61,510
                                                       2003      0.546          0.727            42,656
                                                       2002      0.770          0.546            30,854
                                                       2001      1.000          0.770             4,574

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/01).....................................  2007      0.938          1.012           118,666
                                                       2006      0.805          0.938            99,991
                                                       2005      0.773          0.805            77,901
                                                       2004      0.749          0.773            67,791
                                                       2003      0.614          0.749            41,629
                                                       2002      0.837          0.614            22,552
                                                       2001      1.000          0.837             5,640

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.072          1.074           100,609
                                                       2006      0.998          1.072            63,436
                                                       2005      0.906          0.998            52,977
                                                       2004      0.835          0.906            39,325
                                                       2003      0.629          0.835            24,633
                                                       2002      0.946          0.629            14,775
                                                       2001      1.000          0.946             2,244

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.440          1.449            46,869

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.299          1.247           268,175

  LMPVET International All Cap Opportunity Subaccount
  (10/96)............................................  2007      1.349          1.415           108,407
                                                       2006      1.085          1.349            98,761
                                                       2005      0.984          1.085           127,139
                                                       2004      0.846          0.984           139,310
                                                       2003      0.672          0.846           134,562
                                                       2002      0.917          0.672           132,135
                                                       2001      1.350          0.917            96,390
                                                       2000      1.794          1.350            58,628
                                                       1999      1.083          1.794            25,632
                                                       1998      1.031          1.083            18,937

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.896          1.944           176,465
                                                       2006      1.624          1.896            99,277
                                                       2005      1.544          1.624           100,824
                                                       2004      1.418          1.544           105,464
                                                       2003      1.085          1.418            92,019
                                                       2002      1.429          1.085            78,635
                                                       2001      1.510          1.429            50,373
                                                       2000      1.328          1.510             3,198
                                                       1999      1.204          1.328             2,737
                                                       1998      1.000          1.204                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/98).............................................  2007      1.543          1.604            91,748
                                                       2006      1.494          1.543            80,092
                                                       2005      1.439          1.494            89,255
                                                       2004      1.452          1.439           120,657
                                                       2003      0.997          1.452            92,876
                                                       2002      1.343          0.997            44,408
                                                       2001      1.555          1.343            22,563
                                                       2000      1.693          1.555             6,223
                                                       1999      1.311          1.693             1,853
                                                       1998      1.000          1.311                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.204          1.307            70,682
                                                       2006      1.082          1.204            26,278
                                                       2005      1.045          1.082            20,740
                                                       2004      0.919          1.045            15,275
                                                       2003      0.625          0.919             7,411
                                                       2002      0.970          0.625             3,265
                                                       2001      1.000          0.970               565

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.720          1.882           769,082
                                                       2006      1.618          1.720           757,675
                                                       2005      1.570          1.618           716,575
                                                       2004      1.497          1.570           657,162
                                                       2003      1.177          1.497           527,715
                                                       2002      1.587          1.177           447,508
                                                       2001      1.906          1.587           355,392
                                                       2000      1.941          1.906           313,700
                                                       1999      1.697          1.941           229,469
                                                       1998      1.300          1.697           157,955

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.036          1.037                --
                                                       2006      1.009          1.036                --
                                                       2005      0.998          1.009                --
                                                       2004      1.000          0.998                --
                                                       2003      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (10/96)..............  2007      1.474          1.460            34,413
                                                       2006      1.346          1.474            76,861
                                                       2005      1.329          1.346            77,954
                                                       2004      1.219          1.329            98,700
                                                       2003      0.968          1.219            84,977
                                                       2002      1.014          0.968            66,368
                                                       2001      1.067          1.014            60,523
                                                       2000      1.176          1.067            49,732
                                                       1999      1.161          1.176            49,357
                                                       1998      1.171          1.161            38,681

  LMPVIT Money Market Subaccount (10/96).............  2007      1.247          1.291           475,987
                                                       2006      1.207          1.247           576,158
                                                       2005      1.189          1.207           568,405
                                                       2004      1.194          1.189           620,598
                                                       2003      1.202          1.194           697,628
                                                       2002      1.202          1.202           789,747
                                                       2001      1.175          1.202           591,721
                                                       2000      1.122          1.175           440,206
                                                       1999      1.085          1.122           462,445
                                                       1998      1.047          1.085           237,923

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.106          2.212                --
                                                       2006      1.806          2.106            98,927
                                                       2005      1.759          1.806           112,801
                                                       2004      1.645          1.759           113,026
                                                       2003      1.199          1.645            95,745
                                                       2002      1.620          1.199            62,773
                                                       2001      1.611          1.620            29,111

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.780          1.873                --
                                                       2006      1.525          1.780            96,421
                                                       2005      1.451          1.525           101,024
                                                       2004      1.328          1.451           260,880
                                                       2003      1.055          1.328           279,208
                                                       2002      1.433          1.055           255,034
                                                       2001      1.581          1.433           237,866
                                                       2000      1.416          1.581           204,244
                                                       1999      1.433          1.416           218,475
                                                       1998      1.322          1.433           190,418

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.845          1.906                --
                                                       2005      1.800          1.845           403,436
                                                       2004      1.666          1.800           550,241
                                                       2003      1.384          1.666           493,913
                                                       2002      1.534          1.384           480,471
                                                       2001      1.637          1.534           438,370
                                                       2000      1.686          1.637           401,308
                                                       1999      1.495          1.686           362,589
                                                       1998      1.247          1.495           299,403

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.335          2.445            85,888
                                                       2006      2.448          2.335            92,018

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2007      1.490          1.454           178,313

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.433                --
                                                       2006      1.287          1.365            14,327

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.421          1.435            19,575

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.221          2.861         1,471,307
                                                       2006      2.162          2.221         1,604,268

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      2.018          2.118           315,159
                                                       2006      1.906          2.018           295,161

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2007      2.497          3.007           680,027

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.589          1.676             9,769
                                                       2006      1.513          1.589             9,399

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.987          1.090            32,511
                                                       2006      0.997          0.987            40,412

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.041          3.840            17,944

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.527          1.607            55,930

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.413          1.501             2,337
                                                       2006      1.276          1.413               511

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.223          1.028           213,355
                                                       2006      1.003          1.223           224,234

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.515          1.570            65,572
                                                       2006      1.406          1.515            51,249

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.576          1.658            85,230
                                                       2006      1.518          1.576            87,171

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2007      1.387          1.269           152,474

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.641          1.693                --
                                                       2006      1.593          1.641           144,941
                                                       2005      1.581          1.593           171,443
                                                       2004      1.531          1.581           387,341
                                                       2003      1.469          1.531           307,206
                                                       2002      1.366          1.469           188,280
                                                       2001      1.295          1.366           150,472
                                                       2000      1.167          1.295            69,929
                                                       1999      1.216          1.167            56,766
                                                       1998      1.130          1.216            50,376

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.862          1.998                --
                                                       2006      1.491          1.862            88,285
                                                       2005      1.318          1.491           120,444
                                                       2004      1.162          1.318           202,492
                                                       2003      0.905          1.162           169,846
                                                       2002      1.181          0.905           108,558
                                                       2001      1.523          1.181            81,149
                                                       2000      1.677          1.523            46,491
                                                       1999      1.282          1.677            37,869
                                                       1998      1.131          1.282            35,028

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.348          1.408                --
                                                       2006      1.213          1.348           325,586
                                                       2005      1.152          1.213           362,097
                                                       2004      1.061          1.152           560,256
                                                       2003      0.839          1.061           493,283
                                                       2002      1.101          0.839           363,378
                                                       2001      1.324          1.101           326,861
                                                       2000      1.577          1.324           246,823
                                                       1999      1.603          1.577           186,669
                                                       1998      1.405          1.603           153,298

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.775          1.773                --
                                                       2006      1.582          1.775           167,102
                                                       2005      1.494          1.582           160,201
                                                       2004      1.317          1.494           228,047
                                                       2003      0.933          1.317           217,147
                                                       2002      1.239          0.933           146,211
                                                       2001      1.236          1.239           121,305
                                                       2000      1.137          1.236           123,164
                                                       1999      0.842          1.137            91,325
                                                       1998      0.934          0.842            68,535

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.294          1.538           197,240
                                                       2006      1.323          1.294           209,002

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.417          1.487           280,087
                                                       2006      1.361          1.417           263,661

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2007      1.729          1.746           349,898

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.148          1.089           109,318

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.337          1.372           544,538
                                                       2006      1.317          1.337           564,682

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.691          1.715            70,324

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.097          1.118           182,529
                                                       2006      1.000          1.097            35,015
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.051          1.095            36,688
                                                       2006      1.000          1.051               384
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.069          1.105            71,310
                                                       2006      1.000          1.069             8,556
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.086          1.118           518,236
                                                       2006      1.000          1.086            27,519
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.103          1.131            49,754
                                                       2006      1.000          1.103            28,047
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2007      2.157          2.144         1,918,015

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.111          2.171           807,111
                                                       2006      1.971          2.111           760,953

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      2.017          1.969            53,552

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2007      1.055          1.108         1,593,176
                                                       2006      0.996          1.055         1,844,071

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.811          1.760           114,260

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.132          2.216                --
                                                       2006      2.003          2.132           115,932

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.699          1.752           244,047
                                                       2006      1.638          1.699           250,537

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.262          1.355           131,730
                                                       2006      1.231          1.262           188,291
                                                       2005      1.218          1.231           176,667
                                                       2004      1.176          1.218            99,924
                                                       2003      1.134          1.176            69,312
                                                       2002      1.054          1.134            43,128
                                                       2001      1.000          1.054             7,564

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.900          0.980            24,709
                                                       2006      0.821          0.900            21,340
                                                       2005      0.775          0.821            18,531
                                                       2004      0.730          0.775            16,954
                                                       2003      0.560          0.730            17,380
                                                       2002      0.806          0.560            11,361
                                                       2001      1.000          0.806             2,387

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.417          1.535                --
                                                       2006      1.124          1.417            46,362
                                                       2005      1.015          1.124            41,099
                                                       2004      0.885          1.015            38,089
                                                       2003      0.697          0.885            34,761
                                                       2002      0.858          0.697            13,050
                                                       2001      1.000          0.858             5,115

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.114                --
                                                       2006      1.708          1.978           112,489
                                                       2005      1.617          1.708            87,228
                                                       2004      1.298          1.617            99,131
                                                       2003      0.879          1.298            50,998
                                                       2002      1.089          0.879            20,903
                                                       2001      1.000          1.089             2,938

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.936          0.997                --
                                                       2005      0.872          0.936            33,734
                                                       2004      0.829          0.872            33,691
                                                       2003      0.650          0.829            19,681
                                                       2002      0.864          0.650             9,555
                                                       2001      1.000          0.864             1,220

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.418          1.513                --
                                                       2005      1.432          1.418             8,176
                                                       2004      1.364          1.432             8,581
                                                       2003      1.095          1.364             8,119
                                                       2002      1.192          1.095             5,244
                                                       2001      1.218          1.192             1,191
                                                       2000      1.097          1.218               179
                                                       1999      1.000          1.097                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.239          2.448                --
                                                       2005      2.017          2.239            94,671
                                                       2004      1.755          2.017           188,652
                                                       2003      1.329          1.755           139,688
                                                       2002      1.572          1.329            94,044
                                                       2001      1.659          1.572            36,696
                                                       2000      1.442          1.659             1,270
                                                       1999      1.287          1.442               542
                                                       1998      1.000          1.287                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.211          1.287                --
                                                       2005      1.095          1.211            11,733
                                                       2004      0.957          1.095            26,198
                                                       2003      0.800          0.957            29,144
                                                       2002      1.083          0.800            21,285
                                                       2001      1.415          1.083            13,530
                                                       2000      1.518          1.415             2,997
                                                       1999      1.243          1.518               350
                                                       1998      1.000          1.243                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.249          1.323                --
                                                       2005      1.228          1.249           192,771
                                                       2004      1.090          1.228           229,344
                                                       2003      0.806          1.090           194,788
                                                       2002      1.596          0.806           121,825
                                                       2001      2.118          1.596            53,126
                                                       2000      1.962          2.118             5,885
                                                       1999      1.211          1.962                --
                                                       1998      1.000          1.211                --

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.907          1.971                --
                                                       2005      1.877          1.907           696,378
                                                       2004      1.706          1.877           728,163
                                                       2003      1.483          1.706           578,646
                                                       2002      1.586          1.483           487,466
                                                       2001      1.607          1.586           293,600
                                                       2000      1.395          1.607           151,272
                                                       1999      1.377          1.395           136,549
                                                       1998      1.249          1.377            90,723

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                --
                                                       2005      1.123          1.180             3,791
                                                       2004      1.000          1.123                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.324          1.406                --
                                                       2005      1.265          1.324            74,740
                                                       2004      1.153          1.265            82,200
                                                       2003      0.944          1.153            75,413
                                                       2002      1.370          0.944            60,637
                                                       2001      1.803          1.370            57,561
                                                       2000      1.470          1.803             6,646
                                                       1999      1.490          1.470             5,986
                                                       1998      1.278          1.490             6,389

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.501          1.518                --
                                                       2005      1.467          1.501           140,375
                                                       2004      1.340          1.467           119,798
                                                       2003      1.135          1.340           126,594
                                                       2002      1.086          1.135           106,221
                                                       2001      1.056          1.086           153,641
                                                       2000      1.074          1.056           153,349
                                                       1999      1.076          1.074           227,738
                                                       1998      1.083          1.076            82,211

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.373          1.361                --
                                                       2005      1.368          1.373           237,104
                                                       2004      1.342          1.368           264,155
                                                       2003      1.271          1.342           242,682
                                                       2002      1.217          1.271           221,234
                                                       2001      1.151          1.217           173,332
                                                       2000      1.090          1.151           142,435
                                                       1999      1.092          1.090           139,811
                                                       1998      1.019          1.092           101,354

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.462          1.527                --
                                                       2005      1.452          1.462           368,572
                                                       2004      1.334          1.452           445,637
                                                       2003      1.020          1.334           428,053
                                                       2002      1.556          1.020           372,812
                                                       2001      1.819          1.556           255,561
                                                       2000      2.254          1.819           255,841
                                                       1999      1.726          2.254           182,765
                                                       1998      1.355          1.726           121,866

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.698          1.638                --
                                                       2005      1.649          1.698           317,572
                                                       2004      1.574          1.649           343,548
                                                       2003      1.552          1.574           319,796
                                                       2002      1.383          1.552           261,077
                                                       2001      1.324          1.383           186,516
                                                       2000      1.172          1.324           138,106
                                                       1999      1.239          1.172           110,011
                                                       1998      1.139          1.239            62,648

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.901          1.000            48,019
                                                       2006      0.855          0.901            54,019
                                                       2005      0.803          0.855            46,501
                                                       2004      0.784          0.803            35,761
                                                       2003      0.632          0.784            22,230
                                                       2002      0.909          0.632             8,253
                                                       2001      1.000          0.909               426

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.771          0.887            70,008
                                                       2006      0.761          0.771            70,659
                                                       2005      0.716          0.761            63,792
                                                       2004      0.679          0.716            52,461
                                                       2003      0.542          0.679            44,736
                                                       2002      0.815          0.542            26,158
                                                       2001      1.000          0.815             4,939






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.



Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

                                   APPENDIX B

--------------------------------------------------------------------------------




              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate                   Clarion Global Real Estate
     Portfolio -- Class A                           Portfolio -- Class A



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A            MFS(R) Value Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock                   Lazard Mid Cap Portfolio -- Class A
     Portfolio -- Class A



UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were replaced by the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Appreciation Portfolio -- Initial Shares     Davis Venture Value Portfolio -- Class A
  Developing Leaders Portfolio -- Initial      T. Rowe Price Small Cap Growth
     Shares                                         Portfolio -- Class B
VAN KAMPEN LIFE INVESTMENT TRUST               METROPOLITAN SERIES FUND, INC.
  Van Kampen LIT Strategic Growth              Jennison Growth Portfolio -- Class B
     Portfolio -- Class II
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Discovery Growth Fund -- Class IB  Van Kampen Mid Cap Growth Portfolio -- Class
                                                    B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS        MET INVESTORS SERIES TRUST
  Fidelity VIP Growth Portfolio -- Initial     Oppenheimer Capital Appreciation
     Class                                          Portfolio -- Class A

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------



                       PORTFOLIO LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
American Funds Insurance           Global Growth Fund
  Series(R)                                                           American Funds Global Growth Fund
American Funds Insurance           Growth-Income Fund
  Series(R)                                                           American Funds Growth-Income Fund
American Funds Insurance           Growth Fund
  Series(R)                                                           American Funds Growth Fund
Janus Aspen Series                 International Growth Portfolio     Janus International Growth
                                                                      Portfolio
Janus Aspen Series                 Mid Cap Growth Portfolio           Janus Aspen Series Mid Cap Growth
                                                                      Portfolio
Janus Aspen Series                 Worldwide Growth Portfolio         Janus Aspen Series Worldwide
                                                                      Growth Portfolio
Metropolitan Series Fund, Inc.     FI Large Cap Portfolio             FI Large Cap Portfolio (Fidelity)
PIMCO Variable Insurance Trust     Total Return Portfolio             PIMCO VIT Total Return Portfolio
Van Kampen Life Investment Trust   Van Kampen Life Investment Trust   Van Kampen LIT Enterprise
                                   Enterprise Portfolio               Portfolio
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Dynamic Capital Appreciation       Fidelity VIP Dynamic Capital
  Products                         Portfolio                          Appreciation Portfolio
Fidelity(R) Variable Insurance     Equity-Income Portfolio            Fidelity VIP Equity-Income
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     High Income Portfolio              Fidelity VIP High Income
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Mid Cap Portfolio
  Products                                                            Fidelity VIP Mid Cap Portfolio

ANNUITY CONTRACT LEGAL AND
  MARKETING NAMES                                                     MARKETING NAME
Registered Fixed Account                                              Fixed Account


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:



                     The Insurance Company


                     Services


                     Principal Underwriter


                     Distribution and Principal Underwriting Agreement


                     Valuation of Assets


                     Calculation of Money Market Yield


                     Independent Registered Public Accounting Firms


                     Condensed Financial Information


                     Financial Statements


--------------------------------------------------------------------------------


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, ANNUITY OPERATIONS AND SERVICES, ONE CITYPLACE, 185 ASYLUM STREET, 3 CP, HARTFORD, CONNECTICUT, 06103-3415.


Name:

Address:


Form:SAI Book 15-16

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------





WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT



If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX F

--------------------------------------------------------------------------------





                                 COMPETING FUNDS



The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.



     -    BlackRock Bond Income Portfolio



     -    BlackRock High Yield Portfolio



     -    Fidelity((R) )VIP High Income Portfolio



     -    Legg Mason Partners Variable Adjustable Rate Income Portfolio



     -    Legg Mason Partners Variable High Income Portfolio



     -    Legg Mason Partners Variable Money Market Portfolio



     -    Lehman Brothers(R) Aggregate Bond Index Portfolio



     -    Lord Abbett Bond Debenture Portfolio



     -    PIMCO Inflation Protected Bond Portfolio



     -    PIMCO VIT Total Return Portfolio



     -    Pioneer Strategic Income Portfolio



     -    Western Asset Management U.S. Government Portfolio

                          GOLD TRACK SELECT PROSPECTUS


This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company," "us" or "we").



The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through MetLife of CT Separate Account QP for Contracts purchased on or after April 28, 2008 are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Growth and Income
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
DELAWARE VIP TRUST -- STANDARD CLASS               Met/AIM Capital Appreciation
  Delaware VIP Small Cap Value Series                 Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     Met/AIM Small Cap Growth Portfolio -- Class
  PRODUCTS -- SERVICE CLASS 2                         A
  Contrafund(R) Portfolio                          MFS(R) Emerging Markets Equity
  Mid Cap Portfolio                                   Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Research International
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Templeton Developing Markets Securities          Oppenheimer Capital Appreciation
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Inflation Protected Bond
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class A
  Mid Cap Growth Portfolio                         Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Appreciation           A
     Portfolio -- Class I                          Third Avenue Small Cap Value
  Legg Mason Partners Variable Capital and            Portfolio -- Class B
     Income Portfolio -- Class I                 METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index        BlackRock Aggressive Growth
     Portfolio -- Class II                            Portfolio -- Class D
  Legg Mason Partners Variable Fundamental         BlackRock Bond Income Portfolio -- Class A
     Value Portfolio -- Class I                    BlackRock Large Cap Value
  Legg Mason Partners Variable Large Cap              Portfolio -- Class B
     Growth Portfolio -- Class I                   BlackRock Legacy Large Cap Growth
  Legg Mason Partners Variable Small Cap              Portfolio -- Class B
     Growth Portfolio -- Class I                   BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Social              Davis Venture Value Portfolio -- Class A
     Awareness Portfolio                           FI Large Cap Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Adjustable          Lehman Brothers(R) Aggregate Bond Index
     Rate Income Portfolio                            Portfolio -- Class A
  Legg Mason Partners Variable High Income         MetLife Aggressive Allocation
     Portfolio                                        Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Conservative Allocation
  American Funds Balanced Allocation                  Portfolio -- Class B
     Portfolio -- Class B                          MetLife Conservative to Moderate Allocation
  American Funds Growth Allocation                    Portfolio -- Class B
     Portfolio -- Class B                          MetLife Moderate Allocation
  American Funds Moderate Allocation                  Portfolio -- Class B
     Portfolio -- Class B                          MetLife Moderate to Aggressive Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Stock Index Portfolio -- Class A
     E                                             MFS(R) Total Return Portfolio -- Class F
  Clarion Global Real Estate                       MFS(R) Value Portfolio -- Class A
     Portfolio -- Class A                          Morgan Stanley EAFE(R) Index
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class A
  Harris Oakmark International                     Oppenheimer Global Equity
     Portfolio -- Class A                             Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 Russell 2000(R) Index Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A              T. Rowe Price Large Cap Growth
  Legg Mason Partners Aggressive Growth               Portfolio -- Class B
     Portfolio -- Class B                          T. Rowe Price Small Cap Growth
  Legg Mason Partners Managed Assets                  Portfolio -- Class B
     Portfolio -- Class A                          Western Asset Management U.S. Government
  Legg Mason Value Equity Portfolio -- Class          Portfolio -- Class A
     B                                           PIMCO VARIABLE INSURANCE
  Lord Abbett Bond Debenture                       TRUST -- ADMINISTRATIVE CLASS
     Portfolio -- Class A                          Total Return Portfolio
                                                 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
                                                   Comstock Portfolio




     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.


This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3CP, Hartford, CT 06103-3415, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                        PROSPECTUS DATED:  APRIL 28, 2008

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CERTIFICATE -- the document issued to Participants under a master group contract.

CERTIFICATE YEARS -- twelve month periods beginning with the Certificate Date.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.


COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.



COMPETING FUND -- any investment option under the plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments. Competing Funds are indicated on the Contract/Certificate Specifications page.


CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.


CONTRACT DATE -- the date on which the Contract is issued.



CONTRACT DISCONTINUANCE -- termination of Contract by the Contract Owner of the Contract and all Certificates, if any.



CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page).



CONTRACT VALUE -- Purchase Payments, allocated to the Contract or Certificate, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals. The Contract Value may also be referred to as "Cash Value".


CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, One Cityplace, Hartford, CT 06103, or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group contract.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- MetLife of CT Separate Account QP for Variable Annuities, a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.


UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which the Subaccounts invest.


VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.


VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.




WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You", depending on the context, may be the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person, a charitable remainder trust, or a plan (or the employer purchaser who has purchased the Contract on behalf of the plan).

                                    SUMMARY:

                            GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.


The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive annuity payments in the form of a variable annuity, a fixed annuity or a combination of both. If you elect variable Annuity Payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for non-qualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code, and, with respect to plans of governmental employers, for qualified excess benefit arrangements. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.



The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, we issue Certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the group Participant. Where we refer to your Contract, we are referring to a group unallocated Contract or individual Certificate, as applicable.



Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, etc.). Your retirement plan provisions supersede the prospectus. If you have any questions about your specific retirement plan, contact your Plan administrators.

The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.



IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred annuity plan, deferred compensation plan or combined qualified/tax-deferred annuity plan, and you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, we may refund all of your purchase payments or your Cash Value. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the Cash Value returned to you may be greater or less than your Purchase Payment. The Cash Value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.



CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Variable Funding Options at least once every six months, provided no more than 20% of the Fixed Account value is transferred out in any Contract Year. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A maximum subaccount administrative charge of 0.10% annually will be charged, depending upon the terms of your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the Variable Funding Options. Each Variable Funding Option also charges for management costs and other expenses.



If you withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force If you withdraw all amounts under the Contract, or if you begin receiving Annuity/Income Payments, we may be required by your state to deduct a premium tax.



Upon annuitization, if you have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.





HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, and on any earnings when you make a withdrawal or begin receiving Annuity Payments. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.



For owners of Qualified Contracts, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. We calculate the death benefit value at the close of the business day on which our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.


     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.




     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.


CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
SURRENDER CHARGE:.......................................................      5%(1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE...................................  $75.00(2)
VARIABLE LIQUIDITY BENEFIT CHARGE:......................................      5%(3)


As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

Funding Option Administrative Charge...................................   0.10%
(As a percentage of amounts allocated to the Variable Funding Options under allocated contracts)


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

Mortality & Expense Risk Charge........................................   1.20%(4)
(As a percentage of average daily net assets of the Separate Account)


---------
(1)   The surrender charge declines to zero after end of the 8th
      Contract/Certificate Year. The charge is as follows:

CONTRACT/CERTIFICATE YEAR    SURRENDER CHARGE
-------------------------    ----------------
           0-2                      5%
           3-4                      4%
           5-6                      3%
           7-8                      2%
            9+                      0%


(2) Loans will be charged an initial set-up fee of $75.00. This fee can be included in the loan or paid in advance.
(3) The withdrawal charge only applies when you make a surrender after beginning to receive Annuity Payouts. The charge is as follows.

CONTRACT/CERTIFICATE YEAR    WITHDRAWAL CHARGE
-------------------------    -----------------
           0-2                       5%
           3-4                       4%
           5-6                       3%
           7-8                       2%
            9+                       0%



(4) We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; and 0.11% of the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust. We are also waiving an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A for the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.72% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio -- Class A of the Metropolitan Series Fund, Inc.; an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B of the Met Investors Series Trust; the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth
      Portfolio -- Class B of the Metropolitan Series Fund, Inc.; and the amount, if any, equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Van Kampen Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust. .



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.29%      1.73%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --          0.52%
DELAWARE VIP TRUST -- STANDARD
  CLASS
  Delaware VIP Small Cap Value
     Series......................    0.71%         --       0.10%           --          0.81%          --          0.81%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.09%           --          0.90%          --          0.90%
  Dynamic Capital Appreciation
     Portfolio+..................    0.56%       0.25%      0.23%           --          1.04%          --          1.04%
  Mid Cap Portfolio..............    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............    1.23%       0.25%      0.25%           --          1.73%          --          1.73%
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%         1.02%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Mid Cap Growth Portfolio.......    0.64%       0.25%      0.04%           --          0.93%          --          0.93%
  Worldwide Growth Portfolio+....    0.65%       0.25%      0.02%           --          0.92%          --          0.92%(2)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I+++.....    0.75%         --       0.07%           --          0.82%          --          0.82%(3)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --          0.81%(3)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I........    0.75%         --       0.13%           --          0.88%          --          0.88%
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio+++................    0.65%         --       0.33%           --          0.98%          --          0.98%(3)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class II.......    0.31%       0.25%      0.08%           --          0.64%          --          0.64%(3)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --          0.83%(3)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+++....    0.85%         --       0.26%           --          1.11%          --          1.11%(3)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I+..........................    0.62%         --       0.14%           --          0.76%          --          0.76%(3)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --          0.90%(4)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.35%           --          1.10%          --          1.10%(3)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.38%           --          1.05%          --          1.05%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.60%           --          1.40%          --          1.40%(3)
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.15%           --          0.75%          --          0.75%(3)
  Legg Mason Partners Variable
     Money Market Portfolio+++...    0.45%         --       0.08%           --          0.53%          --          0.53%(3)
MET INVESTORS SERIES TRUST
  American Funds Balanced
     Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.15%         0.39%         0.89%        0.15%         0.74%(5)
  American Funds Growth
     Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.19%         0.36%         0.90%        0.19%         0.71%(5)
  American Funds Moderate
     Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.26%         0.41%         1.02%        0.26%         0.76%(5)
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.13%           --          0.73%          --          0.73%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --          0.65%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.13%           --          0.92%          --          0.92%(6)
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --          0.86%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --          0.70%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.07%           --          0.76%          --          0.76%
  Legg Mason Partners Aggressive
     Growth Portfolio -- Class
     B...........................    0.62%       0.25%      0.05%           --          0.92%          --          0.92%
  Legg Mason Partners Managed
     Assets Portfolio -- Class
     A...........................    0.50%         --       0.12%           --          0.62%          --          0.62%
  Legg Mason Value Equity
     Portfolio -- Class B........    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --          0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --          1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --          0.86%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --          0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........    1.00%         --       0.25%           --          1.25%          --          1.25%
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.09%           --          1.04%          --          1.04%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A........    0.58%         --       0.04%           --          0.62%          --          0.62%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --          0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --          0.98%(7)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --          0.69%(6)
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --          1.01%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.18%           --          1.13%          --          1.13%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --          0.86%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.06%           --          0.44%        0.01%         0.43%(8)
  BlackRock Large Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.06%           --          0.99%          --          0.99%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     B...........................    0.73%       0.25%      0.06%           --          1.04%          --          1.04%
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%         0.39%(9)
  Capital Guardian U.S. Equity
     Portfolio -- Class A+.......    0.66%         --       0.05%           --          0.71%          --          0.71%
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --          0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --          0.84%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --          0.81%
  Jennison Growth
     Portfolio -- Class B+.......    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  Lehman Brothers(R) Aggregate
     Bond Index
     Portfolio -- Class A........    0.25%         --       0.05%           --          0.30%        0.01%         0.29%(10)
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%         1.08%(11)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%         0.94%(11)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%         0.99%(11)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --          1.01%(11)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --          1.04%(11)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(12)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%         0.70%(13)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%         0.42%(14)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --          0.86%
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(12)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --          0.92%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --          0.83%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio.............    0.56%       0.25%      0.03%           --          0.84%          --          0.84%
  Enterprise Portfolio+..........    0.50%       0.25%      0.17%           --          0.92%          --          0.92%
WELLS FARGO VARIABLE TRUST
  VT Small/Mid Cap Value Fund+...    0.75%       0.25%      0.46%           --          1.46%        0.32%         1.14%(15)



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.


(2) The Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee.




(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(4) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.




(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series(R). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.




(6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.




(7) Other Expenses have been restated to reflect a change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.




(8) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.




(9) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.




(10) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.




(11) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.




(12) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.


(13) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.


(14) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.




(15) The adviser has committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio, excluding the expenses of any money market fund held by the Fund, as shown.




EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



EXAMPLE 1 --




                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                     ANNUITIZED AT END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........     $818       $1,330      $1,916      $3,440       $318        $970       $1,646      $3,440
Underlying Fund with
Minimum Total Annual
Operating Expenses.........     $674         $899      $1,197      $2,014       $174        $539         $927      $2,014



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------


If you participate through a retirement plan or other group arrangement, the Contract may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.



The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Contract Value. Also, the Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to the retirement plan. We will not be responsible for determining what the plan says. You should consult the Contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to you.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.


We encourage you to evaluate the fees, expenses, benefits and features of this annuity Contract against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.



You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as "Annuity Commencement Date" in your Contract). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


Purchase of this Contract through a tax-qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.



Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.



CONTRACT OWNER INQUIRIES



Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

ALLOCATED CONTRACTS



A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS




We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).



The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.


PURCHASE PAYMENTS




The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days of our receipt, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").



We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission (the "SEC")).



We will provide you with the address of the office to which Purchase Payments are to be sent.



If you send Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Contract.



PURCHASE PAYMENTS -- SECTION 403(B) PLANS





Recently, the Internal Revenue Service announced new regulations affecting
Section 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract/Certificate, we urge you to consult with your tax advisor prior to making additional purchase payments.



ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each funding option (or taken from each funding option) by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.





The current Underlying Funds Variable Funding Options are listed below, along with their investment advisers and any subadviser.


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
DELAWARE VIP TRUST -- STANDARD
  CLASS
Delaware VIP Small Cap Value       Seeks capital appreciation.        Delaware Management Company
  Series
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks capital appreciation.        Fidelity Management & Research
                                                                      Company
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio+                                                          Company
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital            Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Mid Cap Growth Portfolio           Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Worldwide Growth Portfolio+        Seeks long-term growth of capital  Janus Capital Management LLC in a manner consistent with the
                                   preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I+                                               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class I             term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio+     principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  II                               the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500(R) Index.           Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return on assets from  Legg Mason Partners Fund Advisor,
  International All Cap            growth of capital and income.      LLC
  Opportunity Portfolio+                                              Subadviser: Global Currents
                                                                      Investment Management, LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I+  capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
Legg Mason Partners Variable High  Seeks high current income.         Legg Mason Partners Fund Advisor,
  Income Portfolio                 Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks to maximize current income   Legg Mason Partners Fund Advisor,
  Money Market Portfolio+          consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
American Funds Balanced            Seeks a balance between a high     Met Investors Advisory, LLC
  Allocation Portfolio -- Class B  level of current income and        Subadviser: Met Investors
                                   growth of capital with a greater   Advisory, LLC
                                   emphasis on growth of capital.
American Funds Growth Allocation   Seeks growth of capital.           Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Met Investors
                                                                      Advisory, LLC
American Funds Moderate            Seeks a high total return in the   Met Investors Advisory, LLC
  Allocation Portfolio -- Class B  form of income and growth of       Subadviser: Met Investors
                                   capital, with a greater emphasis   Advisory, LLC
                                   on income.
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  A                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Legg Mason Partners Aggressive     Seeks capital appreciation.        Met Investors Advisory, LLC
  Growth Portfolio -- Class B                                         Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Managed        Seeks high total return.           Met Investors Advisory, LLC
  Assets Portfolio -- Class A                                         Subadvisers: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation,
                                                                      LLC
Legg Mason Value Equity            Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class B             capital.                           Subadviser: Legg Mason Capital
                                                                      Management. Inc.
Lord Abbett Bond Debenture         Seeks high current income and the  Met Investors Advisory, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
Van Kampen Mid Cap Growth          Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Large Cap Value          Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Capital Guardian U.S. Equity       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B+            capital.                           Subadviser: Jennison Associates
                                                                      LLC
Lehman Brothers(R) Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
  Index Portfolio -- Class A       the Lehman Brothers(R) Aggregate   Subadviser: MetLife Investment
                                   Bond Index.                        Advisors Company, LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
Russell 2000(R) Index              Seeks to equal the return of the   MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.             Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
Comstock Portfolio                 Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
Enterprise Portfolio+              Seeks capital appreciation         Van Kampen Asset Management
                                   through investments in securities
                                   believed by the Portfolio's
                                   investment adviser to have above
                                   average potential for capital
                                   appreciation.
WELLS FARGO VARIABLE TRUST
VT Small/Mid Cap Value Fund+       Seeks long-term capital            Wells Fargo Funds Management, LLC
                                   appreciation.                      Subadviser: Wells Capital
                                                                      Management Incorporated



---------

+ Not available under all Contracts. Availability depends on Contract issue date.



++ Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".



METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS



The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.



A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS





The American Funds Balance Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts;



     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;



     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);



     -    administration of the annuity options available under the Contracts;
          and


     -    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to your sales agent; and

     -    other costs of doing business.

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Cash Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


Withdrawals pursuant to a request to divide Contract Value due to a divorce are subject to surrender charges.



SURRENDER CHARGE


We do not deduct a sales charge from Purchase Payments when they are made under the Contract. However, when withdrawn, we will charge a surrender charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by you. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if we anticipate we will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, we will take into account:


     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;



     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;



     (c) the expected level of commission we may pay to the agent or TPA for distribution expenses; and



     (d) any other factors that we anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.


We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     -    retirement of Participant

     -    severance from employment by Participant

     -    loans (if available)

     -    hardship (as defined by the Code) suffered by the Participant

     -    death of Participant

     -    disability (as defined by the Code) of Participant

     -    return of excess plan contributions

     - minimum required distributions, generally when Participant reaches age 70 1/2

     -    transfers to an Employee Stock Fund

     -    certain Plan expenses, as mutually agreed upon

     -    annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined Qualified Plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first Contract/Certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given Contract/Certificate Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.



Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually.



VARIABLE FUNDING OPTION EXPENSES





We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.



VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the annuity period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

CONTRACT/CERTIFICATE YEAR    WITHDRAWAL CHARGE
-------------------------    -----------------
           0-2                       5%
           3-4                       4%
           5-6                       3%
           7-8                       2%
            9+                       0%



Please refer to " The Annuity Period" section for a description of this benefit.





ADMINISTRATIVE CHARGE


We deduct this charge each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

     (b) Determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

The Company pays selected TPAs, some of which may be owned by or in which your registered representative has a financial interest, a flat per participant fee for various services in lieu of our providing those services to plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from your Contract.




PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.



CHANGES IN TAXES BASED UPON PREMIUM OR VALUE





If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS

--------------------------------------------------------------------------------




Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.



You may also transfer between the Variable Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)



MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Delaware VIP Small Cap Value Series, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series -- Worldwide Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Oppenheimer Global Equity Portfolio, the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although we do not have the operational or systems capability at this time to impose the American Funds(R) monitoring policy and/or to treat all of the American Funds portfolios as Monitored Portfolios under our policy, we intend to do so in the future.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:


     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Cash Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.


You may establish pre-authorized transfers of cash values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.


The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the DCA Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.



                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------



Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.


We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.



For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.



SYSTEMATIC WITHDRAWALS





Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals you must have a Contract Value of at least $5000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).



Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



ACCOUNT REDUCTION LOANS



We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each subaccount and the Fixed Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the Variable Funding Options and the Fixed Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.




                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------




TYPES OF OWNERSHIP


CONTRACT OWNER


If a group "allocated" contract is purchased, we issue certificates to the individual Participants. If a group unallocated contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY


You name the beneficiary in a Written Request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one beneficiary survives the Annuitant, they will share equally in benefits unless we receive other instructions by Written Request before the death of the Annuitant or Contract Owner.



Unless you have named an irrevocable beneficiary, you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.



ANNUITANT





The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.


                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, (also referred to as the "annuity commencement date"), generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the cash value and the total Purchase Payments attributable to the Participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total Purchase Payments attributable to the Participant under the unallocated Contract.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:


     (a)  the Cash Value of the Participant's individual account or


     (b) the total Purchase Payments under that Participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.


If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the Cash Value of the Participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.


UNALLOCATED CONTRACT. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:


     (a)  the Cash Value attributable to the Participant under the Contract or


     (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable premium tax, minus any outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.


If the Participant dies on or after attainment of age 75 and before the Maturity Date, we will pay the beneficiary the Cash Value attributable to the Participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

------------------------------------------------------------------------------------------------------
                                                                                      MANDATORY
      BEFORE THE MATURITY DATE,                   THE COMPANY WILL                   PAYOUT RULES
        UPON THE DEATH OF THE                   PAY THE PROCEEDS TO:                    APPLY*
------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies), or if none, to   Yes
                                       the Contract Owner's estate.
------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are payable;          N/A
                                       Contract continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are payable;          N/A
                                       Contract continues.
------------------------------------------------------------------------------------------------------



* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.



DEATH PROCEEDS AFTER THE MATURITY DATE



If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the beneficiary, as provided in the plan.


                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------




MATURITY DATE (ANNUITY COMMENCEMENT DATE)



Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.


You may choose to annuitize at any time after you purchase the Contract. Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

If the Contract is issued in New York on or after April 30, 2007 and if no Annuity Commencement Date is specified, the automatic Annuity Commencement Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Annuity Commencement Date, You may change the Annuity Commencement Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval.

Individuals taking minimum required distributions are allowed to go beyond the maximum Annuity Commencement Date.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.



The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Cash Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3.0%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3.0%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY




You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment (as described under "Variable Annuity,") except that the amount we apply to begin the annuity will be your cash value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.



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Election of any of these options must be made by Written Request to our Home
Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:


     (a)  the Participant's name, address, date of birth, social security number



     (b)  the amount to be distributed



     (c)  the annuity option which is to be purchased



     (d)  the date the annuity option payments are to begin



     (e) if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you and


     (f)  any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the Annuitant as long as we are notified by Written Request while the Annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the Written Request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the Written Request.

RETIRED LIFE CERTIFICATE




We will issue to each person to whom annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD




At the time an annuity option is elected, you also may elect to have the Participant's Cash Value applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the Cash Value will provide an annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if you so authorize, may elect to transfer Cash Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS



Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.


Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.


Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:


     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and




     (b)  is

          (1)  the number of Annuity Units represented by each payment; times

          (2)  the number of payments made;


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

and for a Fixed Annuity:


     (a)  is the Cash Value applied on the Maturity Date under this option and


     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.


Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.


On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.


Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax advisor before electing this option.


Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT




This benefit is only offered with the variable annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency".


At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------




RIGHT TO RETURN



For allocated Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the Cash Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, we may refund all of your purchase payments or your Cash Value. You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, if your state only requires return of Cash Value, the Cash Value returned may be greater or less than your Purchase Payment.

TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "you" and "your" refer to the group Contract Owner.



Under the allocated Contracts, if the Cash Value in a Participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the Cash Value of that Participant's individual account to your account.



Any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to your Account at your direction.



IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:


You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:


     (a)  the Cash Value of the Contract is less than the termination amount; or



     (b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or



     (c)  We receive notice that is satisfactory to us of Plan termination.


If we discontinue this Contract or we receive the Contract Owner's Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you or distribute the Cash Surrender Value of each Participant's individual account as described in the settlement provisions section at your direction; and

     (c)  pay you an amount as described in the Fixed Account prospectus.


If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance.


IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of plan termination and the plan certifies to us that the plan termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the plan relating to plan termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non-ERISA plans you must provide notice to and receive consent from all Certificate owners under this Contract for this distribution.


If the Plan is terminated or the Contract discontinued by you for any other reason, then upon discontinuance of the Contract then the following rules apply.


On the date we receive your Written Request to discontinue the Contract, or we receive notice that is satisfactory to us of plan termination, we will:

     (a)  accept no further payments for this Contract or Certificates; and


     (b) pay you, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and



     (c) pay you, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

     (a)  the Cash Value of the Contract is less than the termination amount; or

     (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after we notify you in writing of our intent to discontinue the Contract, we will:

     (a)  accept no further payments for this Contract or Certificates; and


     (b) pay you, or the Participant, if so authorized, the Cash Value of the Contract and Certificates; and


     (c) pay you, or the Participant, if so authorized, any Fixed Account Cash Value of the Contract and Certificates, if applicable.


For allocated contracts, we will pay the Cash Value to the Participant or the Contract Owner if we terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.



If this Contract is discontinued, we will distribute the values as applicable under the terms described above to you, or the Participants if so authorized, at the most current address available on our records. Discontinuance of this Contract will not affect payments we are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES



     (a) You may transfer all or any part of your account's Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account's Cash Surrender Value from one funding option to any contract not issued by us.

     (b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS




The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (the "NYSE") is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT




We may require proof of age of the Owner, beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.



Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, we are required to pay interest on any underpayments.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut sponsors a separate account: MetLife of CT Separate Account QP for Variable Annuities (the "Separate Account" ) was established on December 26, 1995 and is registered with the SEC as a unit investment trust under the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.





All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.



We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We anticipate merging the Separate Account with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


GENERAL





THIS SECTION PROVIDES GENERAL INFORMATION REGARDING THE FEDERAL TAXATION OF ANNUITY CONTRACTS IN VARIOUS TAX "MARKETS", INCLUDING GENERAL INFORMATION REGARDING OPTIONAL ANNUITY CONTRACT BENEFITS SUCH AS LIVING BENEFITS RIDERS. THIS SECTION INCLUDES A DISCUSSION OF TAX MARKETS AND OPTIONAL BENEFITS THAT MAY NOT BE OFFERED BY THIS PROSPECTUS. CONSULT YOUR CONTRACT OR CERTIFICATE FOR MORE INFORMATION.



Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and/or Contract Owner, participant or Beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser prior to such purchase or the making of an election. It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed here. It should be understood that if a tax benefited plan loses its exempt status, employees could lose some of the tax benefits described. For further information, a qualified tax adviser should be consulted.





You are responsible for determining whether your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under your Contract satisfy applicable tax law.





Congress has recognized the value of saving for retirement by providing certain tax benefits for annuities. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 reduced the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (current top rate of 35%).



Under the current Code, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974). If the Annuity is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse. Consult your tax advisor.



The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Consult a tax advisor or attorney prior to naming a beneficiary or other payee under the Income Annuity to determine whether this tax may apply.



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS





Taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax due is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.



In general this does not apply to Section 457(b) annuities. However, it does apply to distributions from Contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



NON-QUALIFIED ANNUITIES



If you purchase the Contract on an individual basis with after-tax dollars and not under a tax qualified retirement plan or Individual Retirement Account, your Contract is referred to as non-qualified.





As the Contract Owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.





If a non-qualified annuity is owned by other than an individual (e.g. by a corporation), however, increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



Under Section 1035 of the Code, your non-qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met and income payments have not yet commenced. Code Section 1035 provides that no gain or loss is recognized when an annuity contract or a portion of an existing annuity account balance is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange (or a portion thereof) could result in your investment becoming subject to higher or lower fees and/or expenses.



For partial exchanges under Section 1035, it is conceivable that the IRS could require aggregation of the several contracts if distributions have been taken from any of the contracts after the exchange within a certain period of time

(e.g. 24 months) resulting in greater taxable income and adverse tax consequences such as imposition of the 10% penalty if the taxpayer has not attained age 59 1/2 at the time of the distribution(s).



Additionally, consolidation of contracts under a Section 1035 exchange will cause an aggregation of contract values and may adversely impact gain reported and possible imposition of the 10% penalty if the taxpayer is under age 59 1/2 at the time of distribution from a consolidated contract.



Where otherwise permitted under the Contract, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Contract Value may result in the immediate taxation of the gain in your Contract. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.



Consult your tax advisor prior to changing the annuitant or prior to changing the date you have determined to commence income payments, if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES





The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



If Underlying Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Account(s) investing in the Underlying Fund may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for variable Contract Owners, including losing the benefit of tax deferral.



OWNERSHIP OF THE INVESTMENTS





In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



PARTIAL AND FULL WITHDRAWALS





Any withdrawal is generally treated as coming first from earnings (determined based on the difference between the account balance prior to any surrender charges and the remaining basis, immediately prior to the withdrawal) and only after all earnings are paid out from your contributions (and thus a nontaxable return of principal). However, this rule does not apply to payments made under income annuities. Such payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is a non-taxable return of your contributions/purchase payments and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions/purchase payments equals the amount of such contributions/purchase payments, all remaining payments are fully taxable.

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:



     -    First coming from earnings (and thus subject to income tax); and



     - Then from your purchase payments (which are not subject to income tax).



This rule does not apply to payments made pursuant to an income pay-out option under your Contract.



In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings. In the event the proceeds on full surrender of your Contract are less than remaining purchase payments you may be able to claim a loss: consult a tax advisor as to whether a loss is allowable, the character of such loss and where to claim it in your Federal Income Tax return.



INCOME ANNUITY PAYMENTS





Generally, different tax rules apply to payments made pursuant to a pay-out option under your Contract than to withdrawals and payments received before the annuity starting date.



Income payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    A non-taxable return of your purchase payment; and



     -    A taxable payment of earnings.



We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



We generally will tell you how much of each income payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Partial Annuitizations: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments. Currently, we will treat the application of less than your entire Contract Value under a non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received for that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



Income payments and amounts received on the exercise of a full withdrawal or partial withdrawal option under your non-qualified Contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.



Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after income payments commence will generally invalidate the exception and subject you to income tax, additional penalties and interest.



Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Under the Code, withdrawals or income payments from non-qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).



AFTER DEATH & DEATH BENEFITS: NON-QUALIFIED ANNUITIES





TAXATION OF DEATH BENEFIT PROCEEDS





The death benefit under an annuity is generally taxable to the recipient beneficiary or other payee, such as your estate, in the same manner as distributions made to the contract owner (using the rules for withdrawals or income payments, whichever is applicable).



If you die before the annuity starting date, as defined under Treasury Regulations, we must make payment of your entire interest in the Contract within five years of the date of your death or begin payments for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.



If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another non-qualified account or non-qualified annuity you owned, the entire interest in the Contract including the value of all benefits in addition to the account balance must be distributed to your designated beneficiary under the required minimum distribution rules under the Code that apply after your death. Additionally, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.



After your death, if your designated beneficiary does not timely elect in accordance with our procedures a method for the payment of the death benefit complying with the Code, the remaining interest in the Contract must be distributed within five years of the date of your death.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of any Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments.



If you die on or after the "annuity starting date," as defined under Treasury Regulations, payments must continue to be made at least as rapidly as under the income type being used as of the date of your death.



If you die before all Purchase Payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by either your beneficiary, if income payments continue after your death, or by your estate or your beneficiary if paid in a lump sum.



In the case of joint owners, the above rules will be applied on the death of any Contract Owner.



Where the Contract Owner is not a natural person, these rules will be applied on the death of or change of any annuitant (if changes to the annuitant are permitted under the Contract).



QUALIFIED ANNUITY CONTRACTS





If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), or deductible IRA contributions, your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.


All IRAs, TSAs (ERISA and non-ERISA) sec.457(b), sec.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts.

There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS




Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans 457(b) plans, and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax advisor as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide You with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for You or offer to do so at Your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH


Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased owner would have attained age 70 1/2, or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS:

While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES





To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. The single purchase payment may include the deductible contribution for the year of purchase. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS





Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



CONVERSION





You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.



Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See discussion below).



Unless you elect otherwise, amounts you convert from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.



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


Note: new IRS guidance requires that in the case of a redesignation of a Traditional IRA into a Roth IRA under the same Contract, the amount that is treated as a taxable distribution is the entire value of the contract, in addition to the account balance. The method(s) under which this value must be determined has not been finalized by the IRS. However, interim guidance has been issued which provides the Issuer may use a method similar to that used in determining the required minimum distribution (but without certain exceptions and assumptions being permitted). Additionally, issuers are required to increase the value subject to tax in the year of the redesignation by any front loads or non-recurring charges (this could include contractual withdrawal charges) imposed in the 12 months prior to the conversion. If your Contract permits such redesignation, consult your tax advisor prior to redesignating your Traditional IRA to a Roth.



If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.



In general, a taxpayer may be permitted to revoke or recharacterize a previous conversion from a Traditional IRA to a Roth IRA provided that certain conditions are met. Consult your tax advisor and the instructions to IRS Form 8606 which indicates how and when the recharacterization must be made to be valid and how amounts should be reported. The income tax regulations also impose a waiting period to make a reconversion after such a reversal or recharacterization.


KEOGH



A Keogh plan is generally a qualified retirement plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax advisor.

SECTION 403(B) PLANS AND ARRANGEMENTS




GENERAL



TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amount attributable to contributions other than elective deferrals.



The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects including a prohibition on the use of new life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective.



WITHDRAWALS AND INCOME PAYMENTS





If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments).



     -    Is directly transferred to another permissible investment under
          Section 403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

Purchase Payments for a tax-deferred annuity contract (including salary reduction contributions) may be made by an employer for employees under annuity plans adopted by public educational organizations and certain organizations which are tax exempt under Section 501 (c) (3) of the Code. Within statutory limits ($15,500 in 2008), such salary reduction contributions are not currently includable in the gross income of the participants. Additional "catch-up contributions" may be made by individuals age 50 or over. Increases in the value of the Contract attributable to these Purchase Payments are similarly not subject to current taxation. Instead, both the contributions to the tax-sheltered annuity and the income in the Contract are taxable as ordinary income when distributed.


An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except when due to death, disability, or as part of a series of payments for life or life expectancy, or made after the age of 55 with separation from service. There are other statutory exceptions that may apply in certain situations.

Amounts attributable to salary reductions made to a tax-sheltered annuity and income thereon may not be withdrawn prior to attaining the age of 59 1/2, severance from employment, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the participant attains the age of 70 1/2 or the calendar year in which the Participant retires. Certain other mandatory distribution rules apply at the death of the participant.

Certain distributions, including most partial or full redemptions or "term-for-years" distributions of less than 10 years, are eligible for direct rollover to another 403 (b) contract, certain qualified plans or to an Individual Retirement Arrangement (IRA) without federal income tax or withholding.

To the extent an eligible rollover distribution is not directly rolled over to another 403(b) contract, an IRA or eligible qualified contract, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions which were not directly transferred to a qualified retirement program if the participant makes a rollover to a qualified retirement plan or IRA within 60 days of the distribution.

Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the Contract" is treated as a return of capital and is not taxable.

SECTION 403(B) LOANS




Some 403(b) Contract loans will be made only from a Fixed Account balance up to certain limits. In that case, we credit your Fixed Account. If your TSA Contract permits loans, such loans will be made only from any Fixed Account balance and only up to certain limits. In that case, we credit the Fixed Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from your 403(b) annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


DESIGNATED ROTH ACCOUNTS FOR 403(B) & 401(K) PLANS



Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans (collectively the "Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

     1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.


     3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).


     4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.


     6. If permitted under the Code, we may permit both pre-tax contributions under a plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate Section 401(k) Contract to accept designated Roth 401(k) contributions.


     7. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

     - The employer must permit contributions under a pre-tax 403(b) or pretax 401 (k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

     - Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+ catch-up) as well as contribution limits that apply under the Plan.


     - In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan, if such amounts have been held under any Designated Roth Account for at least 5 years, as apply to the traditional pre-tax accounts under the Plan ( e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, or hardship (withdrawals only with respect to contributions), if permitted under the Plan).



     - If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distribution").

     - Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

     - Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

QUALIFIED PENSION AND PROFIT-SHARING PLANS


Like most other contributions made under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code, a Purchase Payment made by an employer (including salary reduction contributions under Section 401(k) of the Code) is not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or Beneficiary. For 2008, the applicable limits are $46,000 for total contributions and $15,500 salary reduction contributions made pursuant to Code Section 401(k). Additional "catch-up contributions" may be made by individuals age 50 or over ($5000 for 2008).


Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

If a distribution that is eligible for rollover is not directly rolled over to another qualified retirement plan or IRA, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions that were not directly transferred to a qualified retirement program if the participant makes a rollover contribution to a qualified retirement plan or IRA within 60 days of the distribution.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire, except that if you are a 5% owner as defined in Code Section 416(i)(1)(B), distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Certain other mandatory distribution rules apply on the death of the participant.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions which may apply in certain situations. Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 457 PLANS



Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Such deferrals are subject to limits similar to those applicable to 403(b) and 401(k) plans.

Such plans are not available for churches and qualified church controlled organizations.


The Contract Owner of contracts issued under Section 457 plans by non-governmental employers is the employer of the Participant and amounts may not be made available to Participants (or beneficiaries) until separation from service, retirement or death or an unforeseeable emergency as determined by Treasury Regulations. The proceeds of annuity contracts purchased by Section 457 plans are subject to the claims of general creditors of the employer or contractor. A different rule applies with respect to Section 457 plans that are established by governmental employers. The contract must be for the exclusive benefit of the Plan Participants (and their beneficiaries), and the governmental employer (and their creditors) must have no claim on the contract.



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Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the Participant attains the age of 70 1/2 or the calendar year in which the participant retires. Certain other mandatory distribution rules apply upon the death of the participant.


All distributions from plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or Beneficiary.


Generally, monies in your Contract can not be "made available" to you until you, reach age 70 1/2, leave your job or your employer changes or have an unforeseen emergency (as defined by the Code).


The tax rules for taxation of distributions and withdrawals work similarly as to those for IRAs. However the 10% penalty tax only applies to distributions and withdrawals that are attributable to rollovers from IRAs and other eligible retirement plans, and do not apply at all to 457(b) plans of tax exempt employers other than state or local governmental units. Distributions and withdrawals under a 457(b) plan of a tax exempt employer that is not a governmental unit are generally taxed under the rules applicable to wages. Consult your tax advisor.

LOANS: In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.




403(A)



GENERAL



The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.





See the "General" headings under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.


THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974


Under ERISA, certain special provisions may apply to the Contract if the Contract Owner of a Section 403(b) plan Contract or the owner of a contract issued to certain qualified plans requests that the Contract be issued to conform to ERISA or if the Company has notice that the Contract was issued pursuant to a plan subject to ERISA.


ERISA requires that certain Annuity Options, withdrawals or other payments and any application for a loan secured by the Contract may not be made until the Participant has filed a Qualified Election with the plan administrator. Under certain plans, ERISA also requires that a designation of a Beneficiary other than the participant's spouse be deemed invalid unless the participant has filed a Qualified Election.

A Qualified Election must include either the written consent of the Participant's spouse, notarized or witnessed by an authorized plan representative, or the participant's certification that there is no spouse or that the spouse cannot be located.

The Company intends to administer all contracts to which ERISA applies in a manner consistent with the direction of the plan administrator regarding the provisions of the plan, in accordance with applicable law. Because these requirements differ according to the plan, a person contemplating the purchase of an annuity contract should consider the provisions of the plan.

FEDERAL INCOME TAX WITHHOLDING & ELIGIBLE ROLLOVER DISTRIBUTIONS

The portion of a distribution that is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.


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

We are required to withhold 20% of the portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us or the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you (or a spousal designated beneficiary or "alternate payee" under the Code) receives from your Contract. In certain cases, after-tax amounts may also be considered eligible rollover distributions.

However, it does not include taxable distributions that are:

(1) Part of a series of substantially equal payments being made at least annually for:

     -    your life or life expectancy

     -    both you and your beneficiary's lives or life expectancies or

     -    a specified period of 10 years or more

(2) Generally, income payments made under a permissible income annuity on or after the required beginning date are not eligible rollover distributions

(3)  Withdrawals to satisfy minimum distribution requirements

(4)  Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan administrator, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.



A distribution including a rollover that is not a direct rollover will require the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or Beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal Beneficiary is otherwise underwithheld or short on estimated taxes for that year.

OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)



To the extent not subject to the mandatory 20% withholding as described in above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, to the extent such aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election to opt out of withholding is not provided, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution that constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.





TAXATION OF DEATH BENEFIT PROCEEDS





Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Contract must be surrendered or annuity payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.



OTHER TAX CONSIDERATIONS





TREATMENT OF CHARGES FOR OPTIONAL BENEFITS (IF AVAILABLE UNDER YOUR CONTRACT)





The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



Certain living benefits may not be made available under contracts issued to a designated beneficiary after the Owner's death (e.g. a "Stretch IRA" or a Stretch non-qualified contract) or, where otherwise made available, may have limited value due to minimum distributions required to be made under the tax law after the owner's death. Consult your tax advisor.



Where made available under the Contract, certain optional benefits may be inappropriate under IRA and other tax-qualified contracts due to required minimum distribution requirements. Consult your tax advisor.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT (IF AVAILABLE UNDER YOUR CONTRACT)





If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



HURRICANE RELIEF


DISTRIBUTIONS: Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).

To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.


LOANS: Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.





PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the United States. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to United States income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a United States life insurer would be considered United States source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for United States income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to United States source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered United States source income. In addition, Annuity Payments to NRAs in many countries are exempt from United States tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:


     - Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from a Subaccount to the Fixed Account.


     - Possible taxation as if you were the Contract Owner of your portion of the Separate Account's assets.

     - Possible limits on the number of funding options available or the frequency of transfers among them.


We reserve the right to amend your Contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other Contract Owners in the Subaccounts from adverse tax consequences.




                                OTHER INFORMATION

--------------------------------------------------------------------------------




THE INSURANCE COMPANY



MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS




The financial statements for the insurance company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999,or by visiting FINRA's website www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2007, as well as the range of additional compensation paid.)



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.



SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.



From time to time, MetLife Associates LLC or Metropolitan Life Insurance Company pays organizations, associations and nonprofit organizations compensation to endorse or sponsor the Company's variable annuity contracts or for access to the organization's members. This compensation may include: the payment of fees, funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. We also retain finders and consultants to introduce MetLife Associates LLC or Metropolitan Life Insurance Company to potential clients and for establishing and maintaining relationships between MetLife Associates LLC or Metropolitan Life Insurance Company and various organizations. We or our affiliates may pay duly licensed individuals associated with these organizations cash compensation for sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.



In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.


The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.


Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION



We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")





Payment of any benefit or determination of values may be postponed whenever: (1) the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.



RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------





                         CONDENSED FINANCIAL INFORMATION



          FOR METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (9/04).............................................  2007      1.322          1.398                 --
                                                       2006      1.148          1.322         12,633,367
                                                       2005      1.100          1.148         12,702,852
                                                       2004      1.000          1.100         13,025,078

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.089          1.171                 --
                                                       2006      1.000          1.089              7,441

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      1.155          1.219                 --
                                                       2005      1.097          1.155                 --
                                                       2004      1.000          1.097                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.541          1.765          1,422,141
                                                       2006      1.284          1.541                 --
                                                       2005      1.129          1.284                 --
                                                       2004      1.000          1.129                 --

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.446          1.619          2,658,286
                                                       2006      1.316          1.446                 --
                                                       2005      1.136          1.316                 --
                                                       2004      1.000          1.136                 --

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.328          1.391          1,795,305
                                                       2006      1.157          1.328                 --
                                                       2005      1.096          1.157                 --
                                                       2004      1.000          1.096                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      1.409          1.401                 --
                                                       2005      1.196          1.409         34,078,290
                                                       2004      1.000          1.196         32,746,008

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.051          2.158                 --
                                                       2006      1.553          2.051                 --
                                                       2005      1.217          1.553                 --
                                                       2004      1.000          1.217                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      1.221          1.615                 --
                                                       2005      1.143          1.221                 --
                                                       2004      1.000          1.143                 --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2007      1.499          1.395          2,368,826
                                                       2006      1.294          1.499                 --
                                                       2005      1.186          1.294                 --
                                                       2004      1.000          1.186                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.270          1.357            191,848
                                                       2006      1.094          1.270                 --
                                                       2005      1.051          1.094                 --
                                                       2004      1.000          1.051                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.226          1.087          2,912,629
                                                       2006      1.185          1.226          1,764,552
                                                       2005      1.123          1.185          2,140,789
                                                       2004      1.000          1.123          2,182,428

Fidelity(R) Variable Insurance Products
  VIP Asset Manager SM Subaccount (Initial Class)
  (9/04).............................................  2007      1.169          1.229                 --
                                                       2006      1.092          1.169          7,009,717
                                                       2005      1.053          1.092          7,352,458
                                                       2004      1.000          1.053          8,060,351

  VIP Contrafund(R) Subaccount (Service Class 2)
  (4/03).............................................  2007      1.460          1.707          4,778,682
                                                       2006      1.314          1.460                 --
                                                       2005      1.130          1.314                 --
                                                       2004      1.000          1.130                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (9/01)...........................  2007      1.603          1.706             28,812
                                                       2006      1.413          1.603                 --
                                                       2005      1.174          1.413                 --
                                                       2004      1.000          1.174                 --

  VIP Equity -- Income Subaccount (Initial Class)
  (9/04).............................................  2007      1.388          1.405         14,773,307
                                                       2006      1.159          1.388         15,197,568
                                                       2005      1.098          1.159         15,652,636
                                                       2004      1.000          1.098         15,832,603

  VIP Growth Subaccount (Initial Class) (9/04).......  2007      1.232          1.560         19,414,425
                                                       2006      1.157          1.232         19,603,528
                                                       2005      1.097          1.157         21,090,383
                                                       2004      1.000          1.097         22,829,808

  VIP High Income Subaccount (Initial Class) (9/04)..  2007      1.205          1.235          1,865,547
                                                       2006      1.087          1.205          1,881,872
                                                       2005      1.061          1.087          1,705,182
                                                       2004      1.000          1.061          1,741,580

  VIP Mid Cap Subaccount (Service Class 2) (7/01)....  2007      1.576          1.813          5,980,366
                                                       2006      1.407          1.576                 --
                                                       2005      1.195          1.407                 --
                                                       2004      1.000          1.195                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.207          1.425                 --
                                                       2005      1.095          1.207                 --
                                                       2004      1.000          1.095                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.946          2.499            204,563
                                                       2006      1.524          1.946                 --
                                                       2005      1.200          1.524                 --
                                                       2004      1.000          1.200                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.531          1.763            713,223
                                                       2006      1.265          1.531                 --
                                                       2005      1.151          1.265                 --
                                                       2004      1.000          1.151                 --

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (9/04)...................................  2007      1.444          1.535                 --
                                                       2006      1.193          1.444          6,087,115
                                                       2005      1.152          1.193          5,371,617
                                                       2004      1.000          1.152          5,197,684

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (9/04)...................................  2006      1.148          1.322         12,633,367
                                                       2005      1.100          1.148         12,702,852
                                                       2004      1.000          1.100         13,025,078

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.225          1.487                 --
                                                       2005      1.128          1.225                 --
                                                       2004      1.000          1.128                 --

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.063          1.092                 --
                                                       2005      1.053          1.063          1,084,602
                                                       2004      1.000          1.053          1,392,610

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.154          1.197                 --
                                                       2005      1.075          1.154                 --
                                                       2004      1.000          1.075                 --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (7/01).....................................  2007      1.495          1.815            294,544
                                                       2006      1.324          1.495                 --
                                                       2005      1.185          1.324                 --
                                                       2004      1.000          1.185                 --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/01).....................................  2007      1.379          1.504            349,164
                                                       2006      1.173          1.379                 --
                                                       2005      1.115          1.173                 --
                                                       2004      1.000          1.115                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.176          1.334                 --
                                                       2005      1.134          1.176                 --
                                                       2004      1.000          1.134                 --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      1.254          1.341                 --
                                                       2006      1.172          1.254                 --
                                                       2005      1.106          1.172                 --
                                                       2004      1.000          1.106                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.351          1.367          1,041,254
                                                       2006      1.245          1.351                 --
                                                       2005      1.119          1.245                 --
                                                       2004      1.000          1.119                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2007      1.284          1.388             13,862
                                                       2006      1.122          1.284                 --
                                                       2005      1.079          1.122                 --
                                                       2004      1.000          1.079                 --

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.264          1.281              5,800

  LMPVET Dividend Strategy Subaccount (7/01).........  2007      1.250          1.327              9,880
                                                       2006      1.063          1.250                 --
                                                       2005      1.069          1.063                 --
                                                       2004      1.000          1.069                 --

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.310          1.371          1,383,906
                                                       2006      1.142          1.310                 --
                                                       2005      1.099          1.142                 --
                                                       2004      1.000          1.099                 --

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.333          1.345          1,899,164
                                                       2006      1.144          1.333                 --
                                                       2005      1.095          1.144                 --
                                                       2004      1.000          1.095                 --

  LMPVET International All Cap Opportunity Subaccount
  (3/97).............................................  2007      1.632          1.731          1,185,465
                                                       2006      1.301          1.632          1,324,463
                                                       2005      1.168          1.301            872,130
                                                       2004      1.000          1.168            713,721

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.367          1.416          1,659,898
                                                       2006      1.159          1.367                 --
                                                       2005      1.091          1.159                 --
                                                       2004      1.000          1.091                 --

  LMPVET Large Cap Growth Subaccount (Class I)
  (8/98).............................................  2007      1.204          1.264             84,831
                                                       2006      1.155          1.204                 --
                                                       2005      1.101          1.155                 --
                                                       2004      1.000          1.101                 --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.421          1.558            859,761
                                                       2006      1.264          1.421                 --
                                                       2005      1.208          1.264                 --
                                                       2004      1.000          1.208                 --

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.269          1.403          1,262,755
                                                       2006      1.182          1.269          1,106,063
                                                       2005      1.135          1.182          1,212,612
                                                       2004      1.000          1.135          1,305,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.062          1.073             22,540
                                                       2006      1.023          1.062                 --
                                                       2005      1.003          1.023                 --
                                                       2004      1.000          1.003                 --

  LMPVIT High Income Subaccount (10/96)..............  2007      1.193          1.193            300,202
                                                       2006      1.078          1.193            159,262
                                                       2005      1.054          1.078            111,166
                                                       2004      1.000          1.054            196,344

  LMPVIT Money Market Subaccount (3/97)..............  2007      1.073          1.122          2,110,589
                                                       2006      1.029          1.073          1,657,937
                                                       2005      1.004          1.029            875,334
                                                       2004      1.000          1.004            866,201

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.425          1.527                 --
                                                       2006      1.266          1.425                 --
                                                       2005      1.210          1.266                 --
                                                       2004      1.000          1.210                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      1.338          1.410                 --
                                                       2006      1.137          1.338                 --
                                                       2005      1.096          1.137                 --
                                                       2004      1.000          1.096                 --

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.228          1.269                 --
                                                       2006      1.094          1.228                 --
                                                       2005      1.062          1.094                 --
                                                       2004      1.000          1.062                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.368          1.444                 --
                                                       2006      1.160          1.368          1,247,352
                                                       2005      1.093          1.160          1,012,417
                                                       2004      1.000          1.093            965,434

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.348          1.407                 --
                                                       2006      1.153          1.348                 --
                                                       2005      1.120          1.153                 --
                                                       2004      1.000          1.120                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.395          1.544                 --
                                                       2006      1.247          1.395                 --
                                                       2005      1.156          1.247                 --
                                                       2004      1.000          1.156                 --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.115          1.155                 --
                                                       2005      1.077          1.115          4,329,664
                                                       2004      1.000          1.077          4,660,460

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.350          1.427          4,987,929
                                                       2006      1.405          1.350          3,442,501

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.174          1.203          1,630,624
                                                       2006      1.104          1.174                 --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.478          1.557                 --
                                                       2006      1.384          1.478                 --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.544          1.569             72,507

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.114          1.100             83,775
                                                       2006      1.036          1.114                 --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.617          1.599            248,508
                                                       2006      1.455          1.617                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.448          1.884         31,190,027
                                                       2006      1.401          1.448         30,060,809

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.243          1.111                338

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.232          1.306          4,357,232
                                                       2006      1.155          1.232          3,999,340

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2007      1.525          1.849          6,779,807

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.182          1.259            775,065
                                                       2006      1.118          1.182                 --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.087          1.127          3,517,870
                                                       2006      1.001          1.087                 --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.529          1.400            471,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.302          1.452             68,911
                                                       2006      1.306          1.302                 --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.194          1.327             41,892
                                                       2006      1.193          1.194                 --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.145          2.726            141,104

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.795          1.902            685,662

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.433          1.538            261,420
                                                       2006      1.286          1.433                 --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.231          1.046            903,529
                                                       2006      1.003          1.231             20,798

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.034          1.104            313,967

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.356          1.419            674,198
                                                       2006      1.250          1.356            544,281

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.257                 --
                                                       2006      1.068          1.134                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.241            915,788
                                                       2006      1.117          1.168            613,810

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.365          1.320            834,148
                                                       2006      1.334          1.365                 --

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.071          1.115                 --
                                                       2006      1.030          1.071         12,563,328
                                                       2005      1.012          1.030         12,090,903
                                                       2004      1.000          1.012         11,539,699

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.663          1.799                 --
                                                       2006      1.318          1.663         11,472,119
                                                       2005      1.153          1.318         10,216,570
                                                       2004      1.000          1.153         10,462,067

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.326          1.396                 --
                                                       2006      1.181          1.326         17,778,565
                                                       2005      1.111          1.181         17,686,950
                                                       2004      1.000          1.111         17,674,137

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.421          1.432                 --
                                                       2006      1.254          1.421         11,459,808
                                                       2005      1.173          1.254         11,051,101
                                                       2004      1.000          1.173         11,527,537

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.257          1.509            110,854
                                                       2006      1.276          1.257                 --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.065          1.129          1,380,303
                                                       2006      1.016          1.065          1,173,382

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2007      1.224          1.244          6,716,327

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.076          1.127            183,935
                                                       2006      1.043          1.076                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.160          1.108            158,136

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.263          1.309         11,997,079
                                                       2006      1.235          1.263         12,379,073

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.254          1.302          1,057,772
                                                       2006      1.212          1.254                 --

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.114          1.131          4,326,039

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.107          1.140          8,468,195
                                                       2006      1.000          1.107                723
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.060          1.116            190,454
                                                       2006      1.000          1.060                 19
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.078          1.127            926,797
                                                       2006      1.000          1.078                 21
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.095          1.139          6,173,758
                                                       2006      1.000          1.095                495
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.113          1.152         21,448,494
                                                       2006      1.000          1.113             18,006
                                                       2005      1.000          1.000                 --

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2007      1.387          1.388         18,642,402

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.236          1.284          6,360,233
                                                       2006      1.146          1.236          1,859,839

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      1.817          1.776          6,603,147

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2007      1.062          1.127         18,165,029
                                                       2006      0.996          1.062         18,132,926

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.060          1.123            599,658
                                                       2006      0.996          1.060                 --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.463          1.423          7,521,631

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.170          1.220                 --
                                                       2006      1.092          1.170          1,103,065

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.068          1.113          1,971,396
                                                       2006      1.023          1.068          1,682,086

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.030          1.043                 --
                                                       2005      1.004          1.030                 --
                                                       2004      1.000          1.004                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.150          1.220                 --
                                                       2005      1.091          1.150                 --
                                                       2004      1.000          1.091                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.005          1.030                 --
                                                       2006      1.001          1.005                 --
                                                       2005      1.000          1.001                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2007      1.072          1.162          1,285,462
                                                       2006      1.035          1.072                 --
                                                       2005      1.014          1.035                 --
                                                       2004      1.000          1.014                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      1.367          1.504              2,257
                                                       2006      1.235          1.367                 --
                                                       2005      1.155          1.235                 --
                                                       2004      1.000          1.155                 --

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.660          1.805                 --
                                                       2006      1.304          1.660                 --
                                                       2005      1.165          1.304                 --
                                                       2004      1.000          1.165                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.484          1.591                 --
                                                       2006      1.269          1.484                 --
                                                       2005      1.189          1.269                 --
                                                       2004      1.000          1.189                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.221          1.306                 --
                                                       2005      1.127          1.221                 --
                                                       2004      1.000          1.127                 --

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.045          1.118                 --
                                                       2005      1.044          1.045                 --
                                                       2004      1.000          1.044                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      1.281          1.405                 --
                                                       2005      1.143          1.281          3,620,205
                                                       2004      1.000          1.143          2,900,688

  Travelers Equity Income Subaccount (7/97)..........  2006      1.149          1.212                 --
                                                       2005      1.103          1.149                 --
                                                       2004      1.000          1.103                 --

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.072          1.104                 --
                                                       2005      1.048          1.072                 --
                                                       2004      1.000          1.048                 --

  Travelers Federated Stock Subaccount (7/97)........  2006      1.161          1.207                 --
                                                       2005      1.106          1.161                 --
                                                       2004      1.000          1.106                 --

  Travelers Large Cap Subaccount (7/97)..............  2006      1.194          1.235                 --
                                                       2005      1.102          1.194                 --
                                                       2004      1.000          1.102                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.298          1.384                 --
                                                       2005      1.162          1.298                 --
                                                       2004      1.000          1.162                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.201          1.276                 --
                                                       2005      1.169          1.201                 --
                                                       2004      1.000          1.169                 --

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.105          1.146                 --
                                                       2005      1.077          1.105          1,904,939
                                                       2004      1.000          1.077          1,537,962

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.185          1.286                 --
                                                       2005      1.116          1.185                 --
                                                       2004      1.000          1.116                 --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.261          1.455                 --
                                                       2005      1.155          1.261                 --
                                                       2004      1.000          1.155                 --

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.173          1.250                 --
                                                       2005      1.110          1.173            534,077
                                                       2004      1.000          1.110            558,000

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.010          1.068                 --
                                                       2005      1.000          1.010                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.102          1.117                 --
                                                       2005      1.066          1.102            569,192
                                                       2004      1.000          1.066            331,070

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.022          1.016                 --
                                                       2005      1.008          1.022          1,286,039
                                                       2004      1.000          1.008          1,546,414

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.127          1.181                 --
                                                       2005      1.108          1.127         14,030,052
                                                       2004      1.000          1.108         15,242,832

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.032          1.193                 --
                                                       2005      1.000          1.032                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.036                 --
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.057          1.023                 --
                                                       2005      1.016          1.057          2,083,980
                                                       2004      1.000          1.016          1,851,528

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.343          1.308            100,903
                                                       2006      1.161          1.343                 --
                                                       2005      1.118          1.161                 --
                                                       2004      1.000          1.118                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      1.267          1.420             14,071
                                                       2006      1.190          1.267                 --
                                                       2005      1.106          1.190                 --
                                                       2004      1.000          1.106                 --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (7/03).........................................  2007      1.233          1.434             33,514
                                                       2006      1.205          1.233                 --
                                                       2005      1.123          1.205                 --
                                                       2004      1.000          1.123                 --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (9/98)..................................  2007      1.600          1.584            233,963
                                                       2006      1.387          1.600                 --
                                                       2005      1.194          1.387                 --
                                                       2004      1.000          1.194                 --






               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.082          1.160                --
                                                       2006      1.000          1.082            98,980

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.820          0.862                --
                                                       2005      0.786          0.820            99,039
                                                       2004      0.753          0.786            86,354
                                                       2003      0.610          0.753            62,575
                                                       2002      0.886          0.610            41,405
                                                       2001      1.000          0.886             9,328

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.479          1.677            36,814
                                                       2006      1.244          1.479            21,804
                                                       2005      1.105          1.244             8,933
                                                       2004      1.000          1.105             4,183

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.357          1.505            40,623
                                                       2006      1.247          1.357            25,278
                                                       2005      1.087          1.247            11,246
                                                       2004      1.000          1.087             1,982

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.282          1.329            63,299
                                                       2006      1.127          1.282            47,535
                                                       2005      1.079          1.127            36,452
                                                       2004      1.000          1.079            31,224

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.183          2.162                --
                                                       2005      1.871          2.183         1,911,719
                                                       2004      1.586          1.871         2,228,849
                                                       2003      1.286          1.586         2,197,793
                                                       2002      1.740          1.286         2,026,597
                                                       2001      2.385          1.740         1,800,337
                                                       2000      3.092          2.385         1,555,883
                                                       1999      2.040          3.092         1,271,961
                                                       1998      1.279          2.040           961,744

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.918          3.060                --
                                                       2006      2.231          2.918            15,151
                                                       2005      1.766          2.231             9,868
                                                       2004      1.432          1.766             9,802
                                                       2003      1.016          1.432             6,414
                                                       2002      1.163          1.016             3,521
                                                       2001      1.305          1.163             1,869
                                                       2000      1.931          1.305               743
                                                       1999      1.078          1.931               229
                                                       1998      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.479          3.246                --
                                                       2005      2.343          2.479            97,716
                                                       2004      1.807          2.343           117,011
                                                       2003      1.366          1.807            51,297
                                                       2002      1.324          1.366            23,932
                                                       2001      1.233          1.324             4,245
                                                       2000      0.951          1.233                57
                                                       1999      1.000          0.951                --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2007      2.625          2.419            43,029
                                                       2006      2.289          2.625            40,016
                                                       2005      2.119          2.289            38,677
                                                       2004      1.767          2.119            43,068
                                                       2003      1.261          1.767            28,321
                                                       2002      1.353          1.261            18,910
                                                       2001      1.226          1.353             5,788
                                                       2000      1.051          1.226                --
                                                       1999      1.119          1.051                --
                                                       1998      1.000          1.119               124

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.253          1.324           363,261
                                                       2006      1.089          1.253           347,700
                                                       2005      1.057          1.089           293,073
                                                       2004      1.020          1.057           313,740
                                                       2003      0.852          1.020           254,668
                                                       2002      1.037          0.852           200,751
                                                       2001      1.159          1.037           136,753
                                                       2000      1.181          1.159            75,462
                                                       1999      1.074          1.181            26,484
                                                       1998      1.000          1.074                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.839          1.615           164,568
                                                       2006      1.796          1.839           196,574
                                                       2005      1.719          1.796           209,178
                                                       2004      1.564          1.719           308,645
                                                       2003      1.203          1.564           260,010
                                                       2002      1.507          1.203           191,979
                                                       2001      1.627          1.507            93,689
                                                       2000      1.454          1.627            21,714
                                                       1999      1.196          1.454            15,312
                                                       1998      1.000          1.196             6,726

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (4/03).............................................  2007      1.539          1.782           288,948
                                                       2006      1.399          1.539           234,945
                                                       2005      1.215          1.399           133,024
                                                       2004      1.069          1.215            80,933
                                                       2003      0.845          1.069            42,292
                                                       2002      0.947          0.845            21,217
                                                       2001      1.000          0.947            10,328

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (9/01)...........................  2007      1.271          1.339            15,556
                                                       2006      1.131          1.271             8,865
                                                       2005      0.949          1.131             5,565
                                                       2004      0.950          0.949            12,403
                                                       2003      0.770          0.950            16,388
                                                       2002      0.844          0.770            13,031
                                                       2001      1.000          0.844             1,686

  VIP Mid Cap Subaccount (Service Class 2) (7/01)....  2007      1.983          2.258           151,413
                                                       2006      1.788          1.983           178,427
                                                       2005      1.534          1.788           182,486
                                                       2004      1.247          1.534            90,732
                                                       2003      0.914          1.247            55,766
                                                       2002      1.029          0.914            27,675
                                                       2001      1.000          1.029             1,660

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                --
                                                       2005      1.334          1.456             7,543
                                                       2004      1.200          1.334             5,052
                                                       2003      1.000          1.200             2,581

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.956          2.486            53,670
                                                       2006      1.547          1.956            59,079
                                                       2005      1.230          1.547            18,275
                                                       2004      1.000          1.230             5,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.503          1.712            54,244
                                                       2006      1.253          1.503            61,918
                                                       2005      1.153          1.253            43,325
                                                       2004      1.000          1.153             6,608

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.206          1.450                --
                                                       2005      1.122          1.206            28,503
                                                       2004      1.000          1.122             8,964

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.957          2.003                --
                                                       2005      1.957          1.957           100,315
                                                       2004      1.823          1.957           138,305
                                                       2003      1.430          1.823           110,217
                                                       2002      1.385          1.430            80,261
                                                       2001      1.281          1.385            67,746
                                                       2000      1.285          1.281            48,596
                                                       1999      1.247          1.285            42,157
                                                       1998      1.186          1.247            28,684

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.127          1.165                --
                                                       2005      1.060          1.127            81,014
                                                       2004      0.992          1.060            65,970
                                                       2003      0.884          0.992            53,105
                                                       2002      0.959          0.884            36,827
                                                       2001      1.000          0.959             7,538

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (7/01).....................................  2007      1.069          1.284           129,806
                                                       2006      0.956          1.069           101,889
                                                       2005      0.864          0.956            83,501
                                                       2004      0.727          0.864            61,510
                                                       2003      0.546          0.727            42,656
                                                       2002      0.770          0.546            30,854
                                                       2001      1.000          0.770             4,574

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/01).....................................  2007      0.938          1.012           118,666
                                                       2006      0.805          0.938            99,991
                                                       2005      0.773          0.805            77,901
                                                       2004      0.749          0.773            67,791
                                                       2003      0.614          0.749            41,629
                                                       2002      0.837          0.614            22,552
                                                       2001      1.000          0.837             5,640

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.153          1.297                --
                                                       2005      1.123          1.153             1,394
                                                       2004      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.968          1.031                --
                                                       2006      0.913          0.968            35,386
                                                       2005      0.870          0.913            28,786
                                                       2004      0.857          0.870            20,968
                                                       2003      0.647          0.857            13,898
                                                       2002      0.895          0.647             9,111
                                                       2001      1.000          0.895             2,490

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.072          1.074           100,609
                                                       2006      0.998          1.072            63,436
                                                       2005      0.906          0.998            52,977
                                                       2004      0.835          0.906            39,325
                                                       2003      0.629          0.835            24,633
                                                       2002      0.946          0.629            14,775
                                                       2001      1.000          0.946             2,244

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2007      1.179          1.262            33,910
                                                       2006      1.041          1.179            35,956
                                                       2005      1.011          1.041            31,724
                                                       2004      0.941          1.011            25,228
                                                       2003      0.765          0.941            18,299
                                                       2002      0.940          0.765            10,906
                                                       2001      1.000          0.940             4,178

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.440          1.449            46,869

  LMPVET Dividend Strategy Subaccount (7/01).........  2007      0.932          0.979            98,986
                                                       2006      0.800          0.932            89,784
                                                       2005      0.813          0.800            76,474
                                                       2004      0.796          0.813            59,784
                                                       2003      0.653          0.796            47,024
                                                       2002      0.894          0.653            33,413
                                                       2001      1.000          0.894             8,590

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.037          1.074           116,547
                                                       2006      0.913          1.037           105,163
                                                       2005      0.887          0.913           353,048
                                                       2004      0.815          0.887           365,342
                                                       2003      0.647          0.815           325,863
                                                       2002      0.844          0.647           235,737
                                                       2001      0.975          0.844           133,552
                                                       2000      1.090          0.975            16,099
                                                       1999      1.000          1.090             4,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.247          1.247           268,175
                                                       2006      1.082          1.247            77,149
                                                       2005      1.046          1.082            65,171
                                                       2004      0.979          1.046            50,470
                                                       2003      0.716          0.979            36,529
                                                       2002      0.921          0.716            22,981
                                                       2001      1.000          0.921             6,898

  LMPVET International All Cap Opportunity Subaccount
  (3/97).............................................  2007      1.349          1.415           108,407
                                                       2006      1.085          1.349            98,761
                                                       2005      0.984          1.085           127,139
                                                       2004      0.846          0.984           139,310
                                                       2003      0.672          0.846           134,562
                                                       2002      0.917          0.672           132,135
                                                       2001      1.350          0.917            96,390
                                                       2000      1.794          1.350            58,628
                                                       1999      1.083          1.794            25,632
                                                       1998      1.031          1.083            18,937

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.896          1.944           176,465
                                                       2006      1.624          1.896            99,277
                                                       2005      1.544          1.624           100,824
                                                       2004      1.418          1.544           105,464
                                                       2003      1.085          1.418            92,019
                                                       2002      1.429          1.085            78,635
                                                       2001      1.510          1.429            50,373
                                                       2000      1.328          1.510             3,198
                                                       1999      1.204          1.328             2,737
                                                       1998      1.000          1.204                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (8/98).............................................  2007      1.543          1.604            91,748
                                                       2006      1.494          1.543            80,092
                                                       2005      1.439          1.494            89,255
                                                       2004      1.452          1.439           120,657
                                                       2003      0.997          1.452            92,876
                                                       2002      1.343          0.997            44,408
                                                       2001      1.555          1.343            22,563
                                                       2000      1.693          1.555             6,223
                                                       1999      1.311          1.693             1,853
                                                       1998      1.000          1.311                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.204          1.307            70,682
                                                       2006      1.082          1.204            26,278
                                                       2005      1.045          1.082            20,740
                                                       2004      0.919          1.045            15,275
                                                       2003      0.625          0.919             7,411
                                                       2002      0.970          0.625             3,265
                                                       2001      1.000          0.970               565

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.720          1.882           769,082
                                                       2006      1.618          1.720           757,675
                                                       2005      1.570          1.618           716,575
                                                       2004      1.497          1.570           657,162
                                                       2003      1.177          1.497           527,715
                                                       2002      1.587          1.177           447,508
                                                       2001      1.906          1.587           355,392
                                                       2000      1.941          1.906           313,700
                                                       1999      1.697          1.941           229,469
                                                       1998      1.300          1.697           157,955

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.036          1.037                --
                                                       2006      1.009          1.036                --
                                                       2005      0.998          1.009                --
                                                       2004      1.000          0.998                --
                                                       2003      1.000          1.000                --

  LMPVIT High Income Subaccount (10/96)..............  2007      1.474          1.460            34,413
                                                       2006      1.346          1.474            76,861
                                                       2005      1.329          1.346            77,954
                                                       2004      1.219          1.329            98,700
                                                       2003      0.968          1.219            84,977
                                                       2002      1.014          0.968            66,368
                                                       2001      1.067          1.014            60,523
                                                       2000      1.176          1.067            49,732
                                                       1999      1.161          1.176            49,357
                                                       1998      1.171          1.161            38,681

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (3/97)..............  2007      1.247          1.291           475,987
                                                       2006      1.207          1.247           576,158
                                                       2005      1.189          1.207           568,405
                                                       2004      1.194          1.189           620,598
                                                       2003      1.202          1.194           697,628
                                                       2002      1.202          1.202           789,747
                                                       2001      1.175          1.202           591,721
                                                       2000      1.122          1.175           440,206
                                                       1999      1.085          1.122           462,445
                                                       1998      1.047          1.085           237,923

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.281          1.368                --
                                                       2006      1.149          1.281            20,231
                                                       2005      1.110          1.149            16,271
                                                       2004      0.973          1.110            10,172
                                                       2003      0.694          0.973             9,880
                                                       2002      0.946          0.694             5,594
                                                       2001      1.000          0.946             1,173

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.106          2.212                --
                                                       2006      1.806          2.106            98,927
                                                       2005      1.759          1.806           112,801
                                                       2004      1.645          1.759           113,026
                                                       2003      1.199          1.645            95,745
                                                       2002      1.620          1.199            62,773
                                                       2001      1.611          1.620            29,111
                                                       2000      1.380          1.611               534
                                                       1999      1.145          1.380               196
                                                       1998      1.000          1.145                --

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.404          1.446                --
                                                       2006      1.264          1.404            50,357
                                                       2005      1.239          1.264            47,333
                                                       2004      1.154          1.239            57,649
                                                       2003      1.009          1.154            48,083
                                                       2002      1.097          1.009            39,801
                                                       2001      1.121          1.097               324
                                                       2000      1.052          1.121                --
                                                       1999      1.058          1.052                --
                                                       1998      1.000          1.058                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.780          1.873                --
                                                       2006      1.525          1.780            96,421
                                                       2005      1.451          1.525           101,024
                                                       2004      1.328          1.451           260,880
                                                       2003      1.055          1.328           279,208
                                                       2002      1.433          1.055           255,034
                                                       2001      1.581          1.433           237,866
                                                       2000      1.416          1.581           204,244
                                                       1999      1.433          1.416           218,475
                                                       1998      1.322          1.433           190,418

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                --
                                                       2006      1.128          1.306               331
                                                       2005      1.107          1.128               331
                                                       2004      1.000          1.107                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                --
                                                       2006      1.240          1.374               151
                                                       2005      1.161          1.240               151
                                                       2004      1.000          1.161                --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.845          1.906                --
                                                       2005      1.800          1.845           403,436
                                                       2004      1.666          1.800           550,241
                                                       2003      1.384          1.666           493,913
                                                       2002      1.534          1.384           480,471
                                                       2001      1.637          1.534           438,370
                                                       2000      1.686          1.637           401,308
                                                       1999      1.495          1.686           362,589
                                                       1998      1.247          1.495           299,403

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.335          2.445            85,888
                                                       2006      2.448          2.335            92,018

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.433          1.454           178,313
                                                       2006      1.357          1.433                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.433                --
                                                       2006      1.287          1.365            14,327

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.421          1.435            19,575

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.105          1.080                --
                                                       2006      1.035          1.105                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.422          1.392            29,024
                                                       2006      1.288          1.422            17,364

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.221          2.861         1,471,307
                                                       2006      2.162          2.221         1,604,268

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.222          1.085                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      2.018          2.118           315,159
                                                       2006      1.906          2.018           295,161

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.589          1.676             9,769
                                                       2006      1.513          1.589             9,399

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.080          1.108            66,852
                                                       2006      1.001          1.080            52,799

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.500          1.365             1,316

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.987          1.090            32,511
                                                       2006      0.997          0.987            40,412

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.294                --
                                                       2006      1.183          1.177                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.041          3.840            17,944

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.527          1.607            55,930

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.413          1.501             2,337
                                                       2006      1.276          1.413               511

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.223          1.028           213,355
                                                       2006      1.003          1.223           224,234

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.018          1.080                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.515          1.570            65,572
                                                       2006      1.406          1.515            51,249

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.118          1.236                --
                                                       2006      1.060          1.118                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.576          1.658            85,230
                                                       2006      1.518          1.576            87,171

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.325          1.269           152,474
                                                       2006      1.297          1.325               305

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.641          1.693                --
                                                       2006      1.593          1.641           144,941
                                                       2005      1.581          1.593           171,443
                                                       2004      1.531          1.581           387,341
                                                       2003      1.469          1.531           307,206
                                                       2002      1.366          1.469           188,280
                                                       2001      1.295          1.366           150,472
                                                       2000      1.167          1.295            69,929
                                                       1999      1.216          1.167            56,766
                                                       1998      1.130          1.216            50,376

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.862          1.998                --
                                                       2006      1.491          1.862            88,285
                                                       2005      1.318          1.491           120,444
                                                       2004      1.162          1.318           202,492
                                                       2003      0.905          1.162           169,846
                                                       2002      1.181          0.905           108,558
                                                       2001      1.523          1.181            81,149
                                                       2000      1.677          1.523            46,491
                                                       1999      1.282          1.677            37,869
                                                       1998      1.131          1.282            35,028

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.348          1.408                --
                                                       2006      1.213          1.348           325,586
                                                       2005      1.152          1.213           362,097
                                                       2004      1.061          1.152           560,256
                                                       2003      0.839          1.061           493,283
                                                       2002      1.101          0.839           363,378
                                                       2001      1.324          1.101           326,861
                                                       2000      1.577          1.324           246,823
                                                       1999      1.603          1.577           186,669
                                                       1998      1.405          1.603           153,298

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.775          1.773                --
                                                       2006      1.582          1.775           167,102
                                                       2005      1.494          1.582           160,201
                                                       2004      1.317          1.494           228,047
                                                       2003      0.933          1.317           217,147
                                                       2002      1.239          0.933           146,211
                                                       2001      1.236          1.239           121,305
                                                       2000      1.137          1.236           123,164
                                                       1999      0.842          1.137            91,325
                                                       1998      0.934          0.842            68,535

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.294          1.538           197,240
                                                       2006      1.323          1.294           209,002

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.417          1.487           280,087
                                                       2006      1.361          1.417           263,661

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.216            47,204
                                                       2006      1.145          1.173            29,607

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.148          1.089           109,318

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.337          1.372           544,538
                                                       2006      1.317          1.337           564,682

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.608          1.652           196,448
                                                       2006      1.564          1.608           201,863

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.691          1.715            70,324

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.097          1.118           182,529
                                                       2006      1.000          1.097            35,015
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.051          1.095            36,688
                                                       2006      1.000          1.051               384
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.069          1.105            71,310
                                                       2006      1.000          1.069             8,556
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.086          1.118           518,236
                                                       2006      1.000          1.086            27,519
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.103          1.131            49,754
                                                       2006      1.000          1.103            28,047
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      2.161          2.144         1,918,015

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.111          2.171           807,111
                                                       2006      1.971          2.111           760,953

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      2.017          1.969            53,552

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.053          1.104            24,182
                                                       2006      0.996          1.053             3,827

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.811          1.760           114,260

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.132          2.216                --
                                                       2006      2.003          2.132           115,932

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.699          1.752           244,047
                                                       2006      1.638          1.699           250,537

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.134          1.145                --
                                                       2005      1.116          1.134            22,097
                                                       2004      1.119          1.116            31,686
                                                       2003      1.125          1.119            30,849
                                                       2002      1.125          1.125            45,798
                                                       2001      1.098          1.125             8,164
                                                       2000      1.047          1.098                --
                                                       1999      1.011          1.047               108
                                                       1998      1.000          1.011                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                --
                                                       2005      1.075          1.122               925
                                                       2004      1.000          1.075             1,172

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.993          1.014                --
                                                       2006      0.999          0.993                --
                                                       2005      1.000          0.999                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2007      1.262          1.355           131,730
                                                       2006      1.231          1.262           188,291
                                                       2005      1.218          1.231           176,667
                                                       2004      1.176          1.218            99,924
                                                       2003      1.134          1.176            69,312
                                                       2002      1.054          1.134            43,128
                                                       2001      1.000          1.054             7,564

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      0.900          0.980            24,709
                                                       2006      0.821          0.900            21,340
                                                       2005      0.775          0.821            18,531
                                                       2004      0.730          0.775            16,954
                                                       2003      0.560          0.730            17,380
                                                       2002      0.806          0.560            11,361
                                                       2001      1.000          0.806             2,387

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.417          1.535                --
                                                       2006      1.124          1.417            46,362
                                                       2005      1.015          1.124            41,099
                                                       2004      0.885          1.015            38,089
                                                       2003      0.697          0.885            34,761
                                                       2002      0.858          0.697            13,050
                                                       2001      1.000          0.858             5,115

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.978          2.114                --
                                                       2006      1.708          1.978           112,489
                                                       2005      1.617          1.708            87,228
                                                       2004      1.298          1.617            99,131
                                                       2003      0.879          1.298            50,998
                                                       2002      1.089          0.879            20,903
                                                       2001      1.000          1.089             2,938

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.936          0.997                --
                                                       2005      0.872          0.936            33,734
                                                       2004      0.829          0.872            33,691
                                                       2003      0.650          0.829            19,681
                                                       2002      0.864          0.650             9,555
                                                       2001      1.000          0.864             1,220

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.418          1.513                --
                                                       2005      1.432          1.418             8,176
                                                       2004      1.364          1.432             8,581
                                                       2003      1.095          1.364             8,119
                                                       2002      1.192          1.095             5,244
                                                       2001      1.218          1.192             1,191
                                                       2000      1.097          1.218               179
                                                       1999      1.000          1.097                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.239          2.448                --
                                                       2005      2.017          2.239            94,671
                                                       2004      1.755          2.017           188,652
                                                       2003      1.329          1.755           139,688
                                                       2002      1.572          1.329            94,044
                                                       2001      1.659          1.572            36,696
                                                       2000      1.442          1.659             1,270
                                                       1999      1.287          1.442               542
                                                       1998      1.000          1.287                --

  Travelers Equity Income Subaccount (7/97)..........  2006      1.487          1.564                --
                                                       2005      1.442          1.487           185,477
                                                       2004      1.330          1.442           303,955
                                                       2003      1.027          1.330           278,983
                                                       2002      1.209          1.027           237,038
                                                       2001      1.312          1.209           142,279
                                                       2000      1.217          1.312            79,718
                                                       1999      1.176          1.217            57,889
                                                       1998      1.060          1.176            27,697

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.322          1.357                --
                                                       2005      1.306          1.322                --
                                                       2004      1.199          1.306            15,012
                                                       2003      0.992          1.199            14,823
                                                       2002      0.969          0.992            11,997
                                                       2001      0.963          0.969             9,162
                                                       2000      1.062          0.963             6,461
                                                       1999      1.044          1.062             3,860
                                                       1998      1.010          1.044               678

  Travelers Federated Stock Subaccount (7/97)........  2006      1.528          1.584                --
                                                       2005      1.470          1.528            19,053
                                                       2004      1.347          1.470            30,999
                                                       2003      1.070          1.347            25,490
                                                       2002      1.343          1.070            17,301
                                                       2001      1.338          1.343            10,237
                                                       2000      1.307          1.338             7,045
                                                       1999      1.257          1.307             4,170
                                                       1998      1.081          1.257               972

  Travelers Large Cap Subaccount (7/97)..............  2006      1.276          1.317                --
                                                       2005      1.190          1.276           181,605
                                                       2004      1.132          1.190           190,428
                                                       2003      0.920          1.132           139,745
                                                       2002      1.207          0.920            96,255
                                                       2001      1.479          1.207            61,266
                                                       2000      1.752          1.479            15,577
                                                       1999      1.372          1.752             7,759
                                                       1998      1.027          1.372             1,349

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.211          1.287                --
                                                       2005      1.095          1.211            11,733
                                                       2004      0.957          1.095            26,198
                                                       2003      0.800          0.957            29,144
                                                       2002      1.083          0.800            21,285
                                                       2001      1.415          1.083            13,530
                                                       2000      1.518          1.415             2,997
                                                       1999      1.243          1.518               350
                                                       1998      1.000          1.243                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.249          1.323                --
                                                       2005      1.228          1.249           192,771
                                                       2004      1.090          1.228           229,344
                                                       2003      0.806          1.090           194,788
                                                       2002      1.596          0.806           121,825
                                                       2001      2.118          1.596            53,126
                                                       2000      1.962          2.118             5,885
                                                       1999      1.211          1.962                --
                                                       1998      1.000          1.211                --

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.907          1.971                --
                                                       2005      1.877          1.907           696,378
                                                       2004      1.706          1.877           728,163
                                                       2003      1.483          1.706           578,646
                                                       2002      1.586          1.483           487,466
                                                       2001      1.607          1.586           293,600
                                                       2000      1.395          1.607           151,272
                                                       1999      1.377          1.395           136,549
                                                       1998      1.249          1.377            90,723

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                --
                                                       2005      1.123          1.180             3,791
                                                       2004      1.000          1.123                --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.120          1.288                --
                                                       2005      1.036          1.120            20,031
                                                       2004      0.907          1.036            33,953
                                                       2003      0.715          0.907            35,395
                                                       2002      0.832          0.715            34,178
                                                       2001      1.142          0.832            18,322
                                                       2000      1.306          1.142             9,448
                                                       1999      1.087          1.306            36,439
                                                       1998      0.978          1.087            32,949

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.324          1.406                --
                                                       2005      1.265          1.324            74,740
                                                       2004      1.153          1.265            82,200
                                                       2003      0.944          1.153            75,413
                                                       2002      1.370          0.944            60,637
                                                       2001      1.803          1.370            57,561
                                                       2000      1.470          1.803             6,646
                                                       1999      1.490          1.470             5,986
                                                       1998      1.278          1.490             6,389

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.006          1.060                --
                                                       2005      1.000          1.006                --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.501          1.518                --
                                                       2005      1.467          1.501           140,375
                                                       2004      1.340          1.467           119,798
                                                       2003      1.135          1.340           126,594
                                                       2002      1.086          1.135           106,221
                                                       2001      1.056          1.086           153,641
                                                       2000      1.074          1.056           153,349
                                                       1999      1.076          1.074           227,738
                                                       1998      1.083          1.076            82,211

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.373          1.361                --
                                                       2005      1.368          1.373           237,104
                                                       2004      1.342          1.368           264,155
                                                       2003      1.271          1.342           242,682
                                                       2002      1.217          1.271           221,234
                                                       2001      1.151          1.217           173,332
                                                       2000      1.090          1.151           142,435
                                                       1999      1.092          1.090           139,811
                                                       1998      1.019          1.092           101,354

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.462          1.527                --
                                                       2005      1.452          1.462           368,572
                                                       2004      1.334          1.452           445,637
                                                       2003      1.020          1.334           428,053
                                                       2002      1.556          1.020           372,812
                                                       2001      1.819          1.556           255,561
                                                       2000      2.254          1.819           255,841
                                                       1999      1.726          2.254           182,765
                                                       1998      1.355          1.726           121,866

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.027          1.183                --
                                                       2005      1.000          1.027                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                --
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.698          1.638                --
                                                       2005      1.649          1.698           317,572
                                                       2004      1.574          1.649           343,548
                                                       2003      1.552          1.574           319,796
                                                       2002      1.383          1.552           261,077
                                                       2001      1.324          1.383           186,516
                                                       2000      1.172          1.324           138,106
                                                       1999      1.239          1.172           110,011
                                                       1998      1.139          1.239            62,648

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.709          1.648            26,405
                                                       2006      1.492          1.709            24,870
                                                       2005      1.452          1.492            27,721
                                                       2004      1.253          1.452            23,081
                                                       2003      1.000          1.253                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.901          1.000            48,019
                                                       2006      0.855          0.901            54,019
                                                       2005      0.803          0.855            46,501
                                                       2004      0.784          0.803            35,761
                                                       2003      0.632          0.784            22,230
                                                       2002      0.909          0.632             8,253
                                                       2001      1.000          0.909               426

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (7/03).........................................  2007      0.771          0.887            70,008
                                                       2006      0.761          0.771            70,659
                                                       2005      0.716          0.761            63,792
                                                       2004      0.679          0.716            52,461
                                                       2003      0.542          0.679            44,736
                                                       2002      0.815          0.542            26,158
                                                       2001      1.000          0.815             4,939

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (9/98)..................................  2007      2.121          2.079             9,954
                                                       2006      1.857          2.121            18,371
                                                       2005      1.615          1.857            16,116
                                                       2004      1.401          1.615            12,301
                                                       2003      1.025          1.401             9,541
                                                       2002      1.352          1.025             5,376
                                                       2001      1.316          1.352             1,420
                                                       2000      1.236          1.316                --
                                                       1999      1.289          1.236                --
                                                       1998      1.000          1.289                --

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.



Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.



Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.

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


                                   APPENDIX B

--------------------------------------------------------------------------------





              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS





Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate                   Clarion Global Real Estate
     Portfolio -- Class A                           Portfolio -- Class A




UNDERLYING FUND MERGERS/REORGANIZATIONS


The former Underlying Funds were merged with and into the new Underlying Funds.


            FORMER UNDERLYING FUND                          NEW  UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A            MFS(R) Value Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock                   Lazard Mid Cap Portfolio -- Class A
     Portfolio -- Class A




UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were replaced by the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Appreciation Portfolio -- Initial Shares     Davis Venture Value Portfolio -- Class A
  Developing Leaders Portfolio -- Initial      T. Rowe Price Small Cap Growth
     Shares                                         Portfolio -- Class B
VAN KAMPEN LIFE INVESTMENT TRUST               METROPOLITAN SERIES FUND, INC.
  Van Kampen LIT Strategic Growth              Jennison Growth Portfolio -- Class B
     Portfolio -- Class II
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Discovery Growth Fund -- Class IB  Van Kampen Mid Cap Growth Portfolio -- Class
                                                    B





UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.

      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Lazard Mid Cap Portfolio -- Class B          Lazard Mid Cap Portfolio -- Class A

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------


                       PORTFOLIO LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
American Funds Insurance Series    Global Growth Fund                 American Funds Global Growth Fund
American Funds Insurance Series    Growth-Income Fund                 American Funds Growth-Income Fund
American Funds Insurance           Growth Fund                        American Funds Growth Fund
  Series(R)
Janus Aspen Series                 Mid Cap Growth Portfolio           Janus Aspen Series Mid Cap Growth
                                                                      Portfolio
Janus Aspen Series                 Worldwide Growth Portfolio         Janus Aspen Series Worldwide
                                                                      Growth Portfolio
Metropolitan Series Fund, Inc.     FI Large Cap Portfolio             FI Large Cap Portfolio (Fidelity)
Metropolitan Series Fund, Inc.     FI Value Leaders Portfolio         FI Value Leaders Portfolio
                                                                      (Fidelity)
PIMCO Variable Insurance Trust     Total Return Portfolio             PIMCO VIT Total Return Portfolio
Van Kampen Life Investment Trust   Van Kampen Life Investment Trust   Van Kampen LIT Comstock Portfolio
                                   Comstock Portfolio
Van Kampen Life Investment Trust   Van Kampen Life Investment Trust   Van Kampen LIT Enterprise
                                   Enterprise Portfolio               Portfolio
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Dynamic Capital Appreciation       Fidelity VIP Dynamic Capital
  Products                         Portfolio                          Appreciation Portfolio
Fidelity(R) Variable Insurance     Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio
  Products

ANNUITY CONTRACT LEGAL AND MARKETING NAME                             MARKETING NAME
Registered Fixed Account                                              Fixed Account


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


                                   APPENDIX D

--------------------------------------------------------------------------------


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company


                     Services


                     Principal Underwriter


                     Distribution and Principal Underwriting Agreement


                     Valuation of Assets


                     Calculation of Money Market Yield


                     Independent Registered Public Accounting Firms


                     Condensed Financial Information


                     Financial Statements


--------------------------------------------------------------------------------


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, ANNUITY OPERATIONS AND SERVICES, ONE CITYPLACE, 185 ASYLUM STREET, 3 CP, HARTFORD, CONNECTICUT, 06103-3415.


Name:

Address:




Form SAI Book 15-16

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------





WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT



If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX F

--------------------------------------------------------------------------------





                                 COMPETING FUNDS



The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.



     -    BlackRock Bond Income Portfolio



     -    BlackRock High Yield Portfolio



     -    BlackRock Money Market Portfolio



     -    Legg Mason Partners Variable High Income Portfolio



     -    Legg Mason Partners Variable Money Market Portfolio



     -    Lehman Brothers(R) Aggregate Bond Index Portfolio



     -    Lord Abbett Bond Debenture Portfolio



     -    PIMCO Inflation Protected Bond Portfolio



     -    PIMCO VIT Total Return Portfolio



     -    Western Asset Management U.S. Government Portfolio

                                   GOLD TRACK
                                GOLD TRACK SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 28, 2008


                                       FOR

            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 28, 2008. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, or by calling 1-800-842-9406, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


The SAI contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                TABLE OF CONTENTS


THE INSURANCE COMPANY............................................................    2

SERVICES.........................................................................    2

PRINCIPAL UNDERWRITER............................................................    2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT................................    2

VALUATION OF ASSETS..............................................................    4

CALCULATION OF MONEY MARKET YIELD................................................    4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................................    5

CONDENSED FINANCIAL INFORMATION..................................................    6
FINANCIAL STATEMENTS.............................................................    1

                              THE INSURANCE COMPANY



MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account QP for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.



                                    SERVICES


CitiStreet LLC provides some recordkeeping services to us in connection with our administration of the Gold Track Select Contract.

                              PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007......                                  $128,229,602                           $0

2006......                                  $ 92,981,365                           $0

2005......                                  $135,616,994                           $0



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.


On a Contract-specific basis, current yield will be calculated according to the following formula:


           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1


Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules, of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

                  CONDENSED FINANCIAL INFORMATION -- GOLD TRACK

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.172          2.293                 --
                                                       2006      1.895          2.172                 --
                                                       2005      1.825          1.895          1,552,335
                                                       2004      1.663          1.825          1,690,996
                                                       2003      1.306          1.663          9,686,750
                                                       2002      1.695          1.306          9,292,111
                                                       2001      1.946          1.695          9,351,608
                                                       2000      2.162          1.946          8,736,754
                                                       1999      1.807          2.162                 33
                                                       1998      1.421          1.807                 33

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.086          1.166                 --
                                                       2006      1.000          1.086             34,874

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883                 --
                                                       2005      0.800          0.839             42,257
                                                       2004      0.763          0.800             77,434
                                                       2003      0.615          0.763             73,363
                                                       2002      0.889          0.615             59,104
                                                       2001      1.000          0.889             14,058

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.286          2.268                 --
                                                       2005      1.950          2.286          5,433,855
                                                       2004      1.644          1.950          5,510,261
                                                       2003      1.327          1.644         26,177,514
                                                       2002      1.786          1.327         26,946,828
                                                       2001      2.435          1.786         29,733,093
                                                       2000      3.143          2.435         30,028,514
                                                       1999      2.063          3.143            215,894
                                                       1998      1.287          2.063            241,615

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.040          3.193                 --
                                                       2006      2.312          3.040            239,778
                                                       2005      1.822          2.312            250,748
                                                       2004      1.470          1.822            247,726
                                                       2003      1.037          1.470            236,358
                                                       2002      1.182          1.037            304,408
                                                       2001      1.319          1.182            325,619

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.567          3.378                 --
                                                       2005      2.415          2.567            296,129
                                                       2004      1.853          2.415            295,879
                                                       2003      1.393          1.853            289,598
                                                       2002      1.344          1.393            285,663
                                                       2001      1.245          1.344            137,268
                                                       2000      0.956          1.245             67,150
                                                       1999      1.000          0.956             17,064

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.306          1.388          4,769,937
                                                       2006      1.131          1.306          5,398,065
                                                       2005      1.092          1.131          6,399,684
                                                       2004      1.048          1.092          7,461,713
                                                       2003      0.872          1.048          8,370,984
                                                       2002      1.055          0.872          9,251,637
                                                       2001      1.173          1.055         10,775,406
                                                       2000      1.190          1.173          9,459,681
                                                       1999      1.076          1.190          6,527,393
                                                       1998      1.000          1.076             60,832

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.917          1.691          1,694,486
                                                       2006      1.862          1.917          1,787,672
                                                       2005      1.774          1.862          2,255,092
                                                       2004      1.606          1.774          2,350,402
                                                       2003      1.229          1.606          3,883,410
                                                       2002      1.532          1.229          3,863,252
                                                       2001      1.645          1.532          3,043,988
                                                       2000      1.464          1.645          1,819,121
                                                       1999      1.198          1.464            363,977
                                                       1998      1.000          1.198              1,748

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Asset Manager SM Subaccount (Initial Class)
  (10/96)............................................  2007      1.744          1.830                 --
                                                       2006      1.638          1.744                 --
                                                       2005      1.587          1.638          1,369,326
                                                       2004      1.517          1.587          1,480,270
                                                       2003      1.296          1.517          7,129,650
                                                       2002      1.431          1.296          7,564,566
                                                       2001      1.504          1.431          8,751,147
                                                       2000      1.578          1.504          8,934,315
                                                       1999      1.432          1.578                188
                                                       1998      1.432          1.432                188

  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/01).............................................  2007      1.583          1.842          1,010,307
                                                       2006      1.432          1.583          1,003,656
                                                       2005      1.238          1.432            875,070
                                                       2004      1.083          1.238            840,729
                                                       2003      0.852          1.083            610,191
                                                       2002      0.950          0.852            251,956
                                                       2001      1.000          0.950                655

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.307          1.384             37,548
                                                       2006      1.158          1.307             55,352
                                                       2005      0.967          1.158             33,158
                                                       2004      0.962          0.967             39,094
                                                       2003      0.777          0.962             38,317
                                                       2002      0.847          0.777             25,942
                                                       2001      1.000          0.847              1,000

  VIP Equity -- Income Subaccount (Initial Class)
  (10/96)............................................  2007      2.319          2.335                 79
                                                       2006      1.945          2.319                 79
                                                       2005      1.852          1.945          2,120,920
                                                       2004      1.674          1.852          2,302,232
                                                       2003      1.294          1.674         11,809,489
                                                       2002      1.571          1.294         12,326,008
                                                       2001      1.666          1.571         13,504,310
                                                       2000      1.549          1.666         13,184,237
                                                       1999      1.469          1.549                411
                                                       1998      1.326          1.469                624

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Growth Subaccount (Initial Class) (10/96)......  2007      1.727          2.175                142
                                                       2006      1.629          1.727                142
                                                       2005      1.552          1.629          3,378,817
                                                       2004      1.514          1.552          3,845,340
                                                       2003      1.149          1.514         20,960,410
                                                       2002      1.657          1.149         20,810,968
                                                       2001      2.028          1.657         22,467,691
                                                       2000      2.296          2.028         22,300,692
                                                       1999      1.684          2.296                177
                                                       1998      1.217          1.684                431

  VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2007      1.284          1.310                 --
                                                       2006      1.164          1.284                 --
                                                       2005      1.142          1.164            187,401
                                                       2004      1.051          1.142            256,356
                                                       2003      0.832          1.051          1,783,443
                                                       2002      0.811          0.832          1,835,312
                                                       2001      0.926          0.811          2,043,361
                                                       2000      1.204          0.926          2,179,525
                                                       1999      1.122          1.204                 95
                                                       1998      1.183          1.122                 95

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.040          2.334            682,204
                                                       2006      1.830          2.040            653,948
                                                       2005      1.563          1.830            524,518
                                                       2004      1.264          1.563            473,022
                                                       2003      0.921          1.264            353,263
                                                       2002      1.032          0.921            237,347
                                                       2001      1.000          1.032             50,422

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.982          2.532             63,148
                                                       2006      1.559          1.982             48,998
                                                       2005      1.234          1.559                 78
                                                       2004      1.000          1.234                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.523          1.744             47,238
                                                       2006      1.264          1.523             30,802
                                                       2005      1.156          1.264             17,385
                                                       2004      1.000          1.156              7,482

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.497          2.649                 --
                                                       2006      2.073          2.497                 --
                                                       2005      2.012          2.073            373,925
                                                       2004      1.750          2.012            356,823
                                                       2003      1.333          1.750          3,436,476
                                                       2002      1.402          1.333          3,445,358
                                                       2001      1.566          1.402          3,777,475
                                                       2000      1.574          1.566          3,761,950
                                                       1999      1.291          1.574                 93
                                                       1998      1.223          1.291                 93

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.147          2.517                 --
                                                       2005      1.984          2.147          1,139,783
                                                       2004      1.721          1.984          1,180,397
                                                       2003      1.308          1.721          8,992,542
                                                       2002      1.614          1.308          9,204,878
                                                       2001      1.643          1.614          9,777,820
                                                       2000      1.542          1.643          9,345,295
                                                       1999      1.204          1.542                340
                                                       1998      1.199          1.204                875

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.049          2.101                 --
                                                       2005      2.039          2.049            681,925
                                                       2004      1.890          2.039            727,263
                                                       2003      1.475          1.890          1,476,033
                                                       2002      1.422          1.475          1,341,715
                                                       2001      1.308          1.422          1,252,735
                                                       2000      1.306          1.308            888,540
                                                       1999      1.261          1.306            245,914
                                                       1998      1.193          1.261              3,334

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.153          1.195                 --
                                                       2005      1.080          1.153            208,490
                                                       2004      1.005          1.080            228,246
                                                       2003      0.891          1.005            226,568
                                                       2002      0.962          0.891            163,634
                                                       2001      1.000          0.962             13,448

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2007      1.099          1.328            163,043
                                                       2006      0.978          1.099            146,078
                                                       2005      0.880          0.978            128,612
                                                       2004      0.736          0.880            134,271
                                                       2003      0.551          0.736             49,994
                                                       2002      0.772          0.551             28,529
                                                       2001      1.000          0.772              1,477

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/01).....................................  2007      0.965          1.046            185,888
                                                       2006      0.824          0.965            180,791
                                                       2005      0.787          0.824            182,884
                                                       2004      0.759          0.787            201,672
                                                       2003      0.619          0.759            212,144
                                                       2002      0.840          0.619            186,360
                                                       2001      1.000          0.840             23,216

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.103          1.111          1,861,761
                                                       2006      1.022          1.103          2,035,461
                                                       2005      0.923          1.022          2,067,086
                                                       2004      0.846          0.923          2,306,943
                                                       2003      0.634          0.846          2,018,669
                                                       2002      0.949          0.634          1,128,359
                                                       2001      1.000          0.949            170,156

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.503          1.518             59,302

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.339          1.289          1,950,355

  LMPVET International All Cap Opportunity Subaccount
  (10/96)............................................  2007      1.419          1.497          1,272,608
                                                       2006      1.137          1.419          1,325,448
                                                       2005      1.026          1.137          1,606,882
                                                       2004      0.877          1.026          1,767,015
                                                       2003      0.694          0.877          2,528,900
                                                       2002      0.941          0.694          2,622,169
                                                       2001      1.378          0.941          2,754,102
                                                       2000      1.823          1.378          1,750,019
                                                       1999      1.096          1.823            349,576
                                                       1998      1.037          1.096              4,211

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.976          2.036            473,560
                                                       2006      1.684          1.976            483,508
                                                       2005      1.593          1.684            472,194
                                                       2004      1.455          1.593            565,592
                                                       2003      1.109          1.455            586,238
                                                       2002      1.452          1.109            497,449
                                                       2001      1.527          1.452            384,727
                                                       2000      1.336          1.527             98,402
                                                       1999      1.206          1.336             66,421
                                                       1998      1.000          1.206              1,374

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/98).............................................  2007      1.609          1.680          1,277,043
                                                       2006      1.550          1.609          1,369,820
                                                       2005      1.485          1.550          1,537,096
                                                       2004      1.492          1.485          1,743,036
                                                       2003      1.019          1.492          1,869,033
                                                       2002      1.365          1.019          1,932,920
                                                       2001      1.573          1.365          1,925,998
                                                       2000      1.704          1.573          1,305,175
                                                       1999      1.313          1.704            649,086
                                                       1998      1.000          1.313                 --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.238          1.352             89,982
                                                       2006      1.107          1.238             38,816
                                                       2005      1.064          1.107             35,017
                                                       2004      0.932          1.064             42,130
                                                       2003      0.631          0.932             39,230
                                                       2002      0.974          0.631             39,523
                                                       2001      1.000          0.974              2,204

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.810          1.991            552,507
                                                       2006      1.694          1.810            595,003
                                                       2005      1.636          1.694            755,351
                                                       2004      1.552          1.636            907,516
                                                       2003      1.214          1.552          1,729,132
                                                       2002      1.629          1.214          1,871,608
                                                       2001      1.947          1.629          1,999,114
                                                       2000      1.972          1.947          1,713,947
                                                       1999      1.716          1.972            608,076
                                                       1998      1.308          1.716             18,134

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.054          1.059                 --
                                                       2006      1.020          1.054                 --
                                                       2005      1.005          1.020                 --
                                                       2004      1.001          1.005                 --
                                                       2003      1.000          1.001                 --

  LMPVIT High Income Subaccount (10/96)..............  2007      1.551          1.543            183,374
                                                       2006      1.409          1.551            202,593
                                                       2005      1.384          1.409            255,339
                                                       2004      1.263          1.384            289,938
                                                       2003      0.999          1.263            496,206
                                                       2002      1.040          0.999            369,750
                                                       2001      1.090          1.040            494,130
                                                       2000      1.194          1.090            329,280
                                                       1999      1.173          1.194            230,410
                                                       1998      1.178          1.173              2,810

  LMPVIT Money Market Subaccount (10/96).............  2007      1.312          1.365             56,007
                                                       2006      1.264          1.312             67,656
                                                       2005      1.239          1.264            480,686
                                                       2004      1.238          1.239            467,624
                                                       2003      1.240          1.238            850,812
                                                       2002      1.234          1.240          1,402,440
                                                       2001      1.200          1.234          1,539,891
                                                       2000      1.141          1.200          1,166,205
                                                       1999      1.097          1.141             42,339
                                                       1998      1.053          1.097              2,799

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.194          2.308                 --
                                                       2006      1.872          2.194            774,965
                                                       2005      1.814          1.872            876,893
                                                       2004      1.688          1.814            994,556
                                                       2003      1.224          1.688            964,724
                                                       2002      1.646          1.224            926,755
                                                       2001      1.628          1.646            759,039

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.874          1.975                 --
                                                       2006      1.597          1.874              4,956
                                                       2005      1.512          1.597            279,796
                                                       2004      1.378          1.512            307,347
                                                       2003      1.088          1.378            937,091
                                                       2002      1.471          1.088            893,672
                                                       2001      1.615          1.471            751,488
                                                       2000      1.439          1.615          1,347,297
                                                       1999      1.449          1.439             77,050
                                                       1998      1.330          1.449              7,331

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.932          1.999                 --
                                                       2005      1.876          1.932          2,925,625
                                                       2004      1.728          1.876          3,344,096
                                                       2003      1.428          1.728          6,433,587
                                                       2002      1.575          1.428          6,863,051
                                                       2001      1.672          1.575          7,761,938
                                                       2000      1.713          1.672          8,300,279
                                                       1999      1.512          1.713          2,139,292
                                                       1998      1.255          1.512             51,150

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.434          2.561            398,951
                                                       2006      2.542          2.434            409,884

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2007      1.563          1.530            582,243

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.423          1.496                 --
                                                       2006      1.336          1.423            478,768

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.483          1.503            460,523

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.338          3.026            751,713
                                                       2006      2.268          2.338            745,244

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      2.124          2.241          1,802,979
                                                       2006      1.999          2.124          1,988,804

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2007      2.632          3.181                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.648          1.747              6,247
                                                       2006      1.564          1.648              5,820

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.015          1.127            892,684
                                                       2006      1.022          1.015          1,009,228

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.173          4.020            197,308

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.574          1.662            428,893

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.432          1.529             90,463
                                                       2006      1.289          1.432             80,270

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.227          1.037            743,345
                                                       2006      1.003          1.227            836,142

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.594          1.660            314,468
                                                       2006      1.475          1.594            314,010

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.658          1.754            518,301
                                                       2006      1.592          1.658            501,145

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2007      1.408          1.292            372,815

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.727          1.789                 --
                                                       2006      1.668          1.727         19,361,845
                                                       2005      1.648          1.668         21,982,579
                                                       2004      1.587          1.648         22,087,466
                                                       2003      1.515          1.587         27,859,329
                                                       2002      1.402          1.515         28,571,418
                                                       2001      1.322          1.402         26,013,416
                                                       2000      1.186          1.322         11,479,892
                                                       1999      1.230          1.186          4,355,250
                                                       1998      1.137          1.230            872,955

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.960          2.112                 --
                                                       2006      1.562          1.960         12,173,343
                                                       2005      1.373          1.562         17,425,745
                                                       2004      1.205          1.373         18,423,024
                                                       2003      0.934          1.205         28,745,348
                                                       2002      1.212          0.934         31,792,301
                                                       2001      1.555          1.212         27,148,815
                                                       2000      1.705          1.555         17,237,557
                                                       1999      1.297          1.705          5,139,992
                                                       1998      1.138          1.297            791,438

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.419          1.488                 --
                                                       2006      1.271          1.419         23,515,817
                                                       2005      1.201          1.271         30,646,741
                                                       2004      1.100          1.201         31,136,353
                                                       2003      0.865          1.100         46,539,704
                                                       2002      1.130          0.865         42,300,597
                                                       2001      1.352          1.130         35,202,731
                                                       2000      1.603          1.352         22,023,243
                                                       1999      1.620          1.603          5,408,519
                                                       1998      1.414          1.620          1,060,046

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.868          1.874                 --
                                                       2006      1.657          1.868          8,612,652
                                                       2005      1.557          1.657         11,665,174
                                                       2004      1.366          1.557         12,192,341
                                                       2003      0.962          1.366         21,329,351
                                                       2002      1.272          0.962         18,957,697
                                                       2001      1.262          1.272         17,341,913
                                                       2000      1.155          1.262         20,433,293
                                                       1999      0.852          1.155          5,098,615
                                                       1998      0.940          0.852          1,040,352

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.349          1.611          1,352,154
                                                       2006      1.374          1.349          1,510,882

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.484          1.565            308,286
                                                       2006      1.421          1.484            368,636

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2007      1.823          1.847                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.154          1.098             65,459

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.402          1.446          7,813,729
                                                       2006      1.376          1.402          9,112,771

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.788          1.814          5,181,687

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.102          1.129          3,796,333
                                                       2006      1.000          1.102             81,479
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.055          1.105            125,379
                                                       2006      1.000          1.055              2,110
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.073          1.116          3,635,110
                                                       2006      1.000          1.073              5,857
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.090          1.129         27,232,965
                                                       2006      1.000          1.090            141,308
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.108          1.141         26,253,065
                                                       2006      1.000          1.108            192,890
                                                       2005      1.000          1.000                 --

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2007      2.275          2.268          4,881,693

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.222          2.296          2,252,877
                                                       2006      2.067          2.222          2,463,044

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      2.132          2.083          4,706,695

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2007      1.058          1.118                 --
                                                       2006      0.996          1.058                 --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.915          1.861          3,821,465

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.244          2.336                 --
                                                       2006      2.101          2.244            399,954

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.788          1.854            593,060
                                                       2006      1.718          1.788            646,867

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.298          1.401            495,830
                                                       2006      1.260          1.298            404,944
                                                       2005      1.240          1.260            365,327
                                                       2004      1.192          1.240            584,319
                                                       2003      1.144          1.192            635,374
                                                       2002      1.057          1.144            354,014
                                                       2001      1.000          1.057             45,689

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.926          1.013              6,680
                                                       2006      0.840          0.926              6,087
                                                       2005      0.790          0.840              5,412
                                                       2004      0.740          0.790             23,413
                                                       2003      0.565          0.740              6,382
                                                       2002      0.809          0.565              6,121
                                                       2001      1.000          0.809              1,007

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582                 --
                                                       2006      1.150          1.457            342,400
                                                       2005      1.033          1.150            281,626
                                                       2004      0.897          1.033            327,039
                                                       2003      0.703          0.897            276,184
                                                       2002      0.861          0.703            133,696
                                                       2001      1.000          0.861              2,266

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179                 --
                                                       2006      1.749          2.035            264,247
                                                       2005      1.647          1.749            246,017
                                                       2004      1.315          1.647            264,688
                                                       2003      0.886          1.315            211,738
                                                       2002      1.093          0.886            109,259
                                                       2001      1.000          1.093             17,255

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.958          1.022                 --
                                                       2005      0.888          0.958          1,052,801
                                                       2004      0.840          0.888          1,177,150
                                                       2003      0.655          0.840          1,170,591
                                                       2002      0.867          0.655          1,194,096
                                                       2001      1.000          0.867             10,002

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.464          1.564                 --
                                                       2005      1.470          1.464                 --
                                                       2004      1.394          1.470                 --
                                                       2003      1.113          1.394                 --
                                                       2002      1.207          1.113                 --
                                                       2001      1.226          1.207                 --
                                                       2000      1.099          1.226                 --
                                                       1999      1.000          1.099                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.322          2.542                 --
                                                       2005      2.082          2.322            560,555
                                                       2004      1.802          2.082            608,550
                                                       2003      1.358          1.802          1,926,826
                                                       2002      1.598          1.358          1,638,704
                                                       2001      1.678          1.598          1,069,783
                                                       2000      1.451          1.678            464,358
                                                       1999      1.289          1.451             45,075
                                                       1998      1.000          1.289              1,037

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.255          1.336                 --
                                                       2005      1.129          1.255            569,742
                                                       2004      0.982          1.129            569,173
                                                       2003      0.817          0.982            589,994
                                                       2002      1.101          0.817            698,313
                                                       2001      1.431          1.101            734,385
                                                       2000      1.527          1.431            486,870
                                                       1999      1.245          1.527            301,212
                                                       1998      1.000          1.245              7,232

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.295          1.374                 --
                                                       2005      1.267          1.295          1,588,079
                                                       2004      1.119          1.267          1,727,825
                                                       2003      0.823          1.119          1,669,471
                                                       2002      1.622          0.823          1,775,158
                                                       2001      2.142          1.622          1,560,715
                                                       2000      1.974          2.142            808,819
                                                       1999      1.212          1.974            233,024
                                                       1998      1.000          1.212              1,512

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.997          2.067                 --
                                                       2005      1.956          1.997          2,700,323
                                                       2004      1.769          1.956          3,094,227
                                                       2003      1.530          1.769          4,087,108
                                                       2002      1.628          1.530          4,135,912
                                                       2001      1.641          1.628          3,693,144
                                                       2000      1.418          1.641          1,699,453
                                                       1999      1.393          1.418          1,023,136
                                                       1998      1.257          1.393             85,454

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                 --
                                                       2005      1.127          1.190             19,967
                                                       2004      1.000          1.127                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.386          1.475                 --
                                                       2005      1.318          1.386            381,987
                                                       2004      1.196          1.318            468,411
                                                       2003      0.974          1.196          1,082,084
                                                       2002      1.407          0.974          1,114,906
                                                       2001      1.842          1.407          1,267,842
                                                       2000      1.494          1.842            920,744
                                                       1999      1.507          1.494            118,785
                                                       1998      1.285          1.507              1,413

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.572          1.592                 --
                                                       2005      1.529          1.572            477,240
                                                       2004      1.389          1.529            463,747
                                                       2003      1.171          1.389            641,914
                                                       2002      1.115          1.171            578,159
                                                       2001      1.079          1.115            645,466
                                                       2000      1.091          1.079            578,829
                                                       1999      1.088          1.091            278,395
                                                       1998      1.090          1.088             36,325

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.431          1.421                 --
                                                       2005      1.419          1.431            579,779
                                                       2004      1.385          1.419            583,093
                                                       2003      1.305          1.385          2,027,577
                                                       2002      1.243          1.305          2,407,596
                                                       2001      1.170          1.243          2,340,766
                                                       2000      1.102          1.170          1,513,495
                                                       1999      1.099          1.102            151,498
                                                       1998      1.021          1.099                 32

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.532          1.602                 --
                                                       2005      1.513          1.532          7,477,355
                                                       2004      1.384          1.513          8,657,479
                                                       2003      1.052          1.384         20,871,610
                                                       2002      1.597          1.052         21,981,668
                                                       2001      1.858          1.597         24,269,522
                                                       2000      2.290          1.858         23,043,619
                                                       1999      1.746          2.290          3,927,438
                                                       1998      1.363          1.746             66,181

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.778          1.718                 --
                                                       2005      1.718          1.778          1,071,895
                                                       2004      1.632          1.718          1,163,642
                                                       2003      1.601          1.632          2,737,867
                                                       2002      1.420          1.601          2,881,421
                                                       2001      1.353          1.420          1,949,970
                                                       2000      1.192          1.353            657,535
                                                       1999      1.253          1.192            110,708
                                                       1998      1.146          1.253             29,647

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.927          1.034              8,850
                                                       2006      0.875          0.927              6,819
                                                       2005      0.818          0.875              5,155
                                                       2004      0.794          0.818              5,962
                                                       2003      0.637          0.794              4,309
                                                       2002      0.912          0.637              5,145
                                                       2001      1.000          0.912              2,535

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.793          0.917            128,916
                                                       2006      0.779          0.793            107,961
                                                       2005      0.729          0.779             54,699
                                                       2004      0.688          0.729             93,510
                                                       2003      0.546          0.688             61,424
                                                       2002      0.818          0.546             43,160
                                                       2001      1.000          0.818              9,230






                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.139          2.257                --
                                                       2006      1.869          2.139         1,499,652
                                                       2005      1.803          1.869         1,602,497
                                                       2004      1.645          1.803         1,854,057
                                                       2003      1.294          1.645         2,100,032
                                                       2002      1.682          1.294         2,332,015
                                                       2001      1.934          1.682         2,736,414
                                                       2000      2.152          1.934         3,867,630
                                                       1999      1.801          2.152         3,292,693
                                                       1998      1.418          1.801         2,284,987

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.085          1.164                --
                                                       2006      1.000          1.085             3,864

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.833          0.877                --
                                                       2005      0.796          0.833             2,485
                                                       2004      0.760          0.796               926
                                                       2003      0.613          0.760               248
                                                       2002      0.888          0.613                --
                                                       2001      1.000          0.888                --

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.255          2.236                --
                                                       2005      1.926          2.255         1,675,738
                                                       2004      1.627          1.926         1,842,364
                                                       2003      1.315          1.627         2,010,856
                                                       2002      1.772          1.315         2,468,456
                                                       2001      2.420          1.772         2,884,910
                                                       2000      3.127          2.420         4,588,594
                                                       1999      2.056          3.127         3,623,345
                                                       1998      1.285          2.056         2,358,987

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.003          3.152                --
                                                       2006      2.288          3.003            16,687
                                                       2005      1.805          2.288             8,816
                                                       2004      1.459          1.805             7,024
                                                       2003      1.031          1.459             1,321
                                                       2002      1.176          1.031                --
                                                       2001      1.315          1.176                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.541          3.338                --
                                                       2005      2.393          2.541            45,079
                                                       2004      1.839          2.393            48,685
                                                       2003      1.385          1.839            21,058
                                                       2002      1.338          1.385            24,563
                                                       2001      1.242          1.338            14,757
                                                       2000      0.954          1.242            97,996
                                                       1999      1.000          0.954                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.290          1.369            33,279
                                                       2006      1.118          1.290            33,414
                                                       2005      1.081          1.118            31,254
                                                       2004      1.039          1.081            34,428
                                                       2003      0.866          1.039            38,897
                                                       2002      1.050          0.866            58,970
                                                       2001      1.168          1.050            58,620
                                                       2000      1.187          1.168           119,393
                                                       1999      1.075          1.187            67,059
                                                       1998      1.000          1.075             6,816

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.893          1.668           124,642
                                                       2006      1.842          1.893           131,283
                                                       2005      1.757          1.842           133,477
                                                       2004      1.594          1.757           149,484
                                                       2003      1.222          1.594           156,132
                                                       2002      1.525          1.222           181,871
                                                       2001      1.640          1.525           189,092
                                                       2000      1.461          1.640           298,155
                                                       1999      1.198          1.461           106,854
                                                       1998      1.000          1.198                --

Fidelity(R) Variable Insurance Products
  VIP Asset Manager SM Subaccount (Initial Class)
  (10/96)............................................  2007      1.717          1.802                --
                                                       2006      1.615          1.717           298,910
                                                       2005      1.567          1.615           359,301
                                                       2004      1.500          1.567           431,583
                                                       2003      1.284          1.500           450,679
                                                       2002      1.420          1.284           554,458
                                                       2001      1.495          1.420           744,567
                                                       2000      1.571          1.495         1,048,926
                                                       1999      1.427          1.571         1,051,184
                                                       1998      1.048          1.427         1,072,725

  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/01).............................................  2007      1.570          1.824            36,241
                                                       2006      1.422          1.570            24,353
                                                       2005      1.231          1.422            14,933
                                                       2004      1.079          1.231             6,459
                                                       2003      0.850          1.079                --
                                                       2002      0.949          0.850                --
                                                       2001      1.000          0.949            18,707

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.296          1.370            16,293
                                                       2006      1.150          1.296            15,017
                                                       2005      0.962          1.150            13,030
                                                       2004      0.959          0.962             6,053
                                                       2003      0.775          0.959               610
                                                       2002      0.846          0.775                --
                                                       2001      1.000          0.846                --

  VIP Equity -- Income Subaccount (Initial Class)
  (10/96)............................................  2007      2.284          2.296           766,524
                                                       2006      1.918          2.284           944,281
                                                       2005      1.829          1.918         1,051,426
                                                       2004      1.656          1.829         1,124,786
                                                       2003      1.282          1.656         1,206,650
                                                       2002      1.559          1.282         1,435,393
                                                       2001      1.656          1.559         1,942,970
                                                       2000      1.542          1.656         2,541,551
                                                       1999      1.464          1.542         2,594,215
                                                       1998      1.324          1.464         2,294,202

  VIP Growth Subaccount (Initial Class) (10/96)......  2007      1.701          2.139         1,790,641
                                                       2006      1.607          1.701         2,003,598
                                                       2005      1.533          1.607         2,226,912
                                                       2004      1.497          1.533         2,500,425
                                                       2003      1.138          1.497         2,865,805
                                                       2002      1.644          1.138         3,310,013
                                                       2001      2.015          1.644         3,913,670
                                                       2000      2.285          2.015         5,918,391
                                                       1999      1.678          2.285         5,002,571
                                                       1998      1.215          1.678         3,726,583

  VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2007      1.265          1.288           232,893
                                                       2006      1.148          1.265           257,722
                                                       2005      1.128          1.148           302,677
                                                       2004      1.039          1.128           317,740
                                                       2003      0.825          1.039           370,448
                                                       2002      0.805          0.825           381,847
                                                       2001      0.920          0.805           481,330
                                                       2000      1.199          0.920           654,249
                                                       1999      1.119          1.199           680,684
                                                       1998      1.181          1.119           578,543

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.023          2.311            15,845
                                                       2006      1.817          2.023            11,575
                                                       2005      1.554          1.817             5,077
                                                       2004      1.259          1.554             2,603
                                                       2003      0.919          1.259               774
                                                       2002      1.031          0.919                --
                                                       2001      1.000          1.031                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.974          2.518                --
                                                       2006      1.556          1.974                --
                                                       2005      1.232          1.556                --
                                                       2004      1.000          1.232                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.517          1.734                --
                                                       2006      1.261          1.517                --
                                                       2005      1.155          1.261                --
                                                       2004      1.000          1.155                --

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.459          2.608                --
                                                       2006      2.045          2.459           236,400
                                                       2005      1.988          2.045           316,824
                                                       2004      1.731          1.988           315,353
                                                       2003      1.321          1.731           364,876
                                                       2002      1.391          1.321           401,117
                                                       2001      1.556          1.391           447,229
                                                       2000      1.566          1.556           503,649
                                                       1999      1.287          1.566           505,516
                                                       1998      1.218          1.287           512,555

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.117          2.479                --
                                                       2005      1.960          2.117         1,150,272
                                                       2004      1.702          1.960         1,298,956
                                                       2003      1.296          1.702         1,439,866
                                                       2002      1.601          1.296         1,610,933
                                                       2001      1.633          1.601         1,823,492
                                                       2000      1.534          1.633         2,497,749
                                                       1999      1.200          1.534         2,345,472
                                                       1998      1.197          1.200         2,102,810

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.021          2.071                --
                                                       2005      2.014          2.021            55,199
                                                       2004      1.870          2.014            52,879
                                                       2003      1.461          1.870            43,956
                                                       2002      1.411          1.461            62,964
                                                       2001      1.300          1.411            51,721
                                                       2000      1.300          1.300            90,889
                                                       1999      1.257          1.300            78,777
                                                       1998      1.191          1.257            54,195

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.145          1.186                --
                                                       2005      1.074          1.145             5,884
                                                       2004      1.001          1.074             4,128
                                                       2003      0.889          1.001             4,401
                                                       2002      0.961          0.889             1,471
                                                       2001      1.000          0.961               191

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2007      1.090          1.315            19,807
                                                       2006      0.971          1.090             8,110
                                                       2005      0.875          0.971             5,559
                                                       2004      0.733          0.875             3,577
                                                       2003      0.549          0.733             5,722
                                                       2002      0.772          0.549                --
                                                       2001      1.000          0.772                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/01).....................................  2007      0.956          1.036            12,444
                                                       2006      0.819          0.956             9,583
                                                       2005      0.783          0.819             2,195
                                                       2004      0.756          0.783             1,399
                                                       2003      0.617          0.756               541
                                                       2002      0.839          0.617                --
                                                       2001      1.000          0.839                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.094          1.100                --
                                                       2006      1.015          1.094                --
                                                       2005      0.918          1.015                --
                                                       2004      0.843          0.918                --
                                                       2003      0.632          0.843                --
                                                       2002      0.948          0.632                --
                                                       2001      1.000          0.948                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.327          1.276            14,139

  LMPVET International All Cap Opportunity Subaccount
  (10/96)............................................  2007      1.398          1.472           207,129
                                                       2006      1.121          1.398           210,341
                                                       2005      1.013          1.121           232,768
                                                       2004      0.868          1.013           251,365
                                                       2003      0.687          0.868           272,133
                                                       2002      0.934          0.687           335,149
                                                       2001      1.370          0.934           407,552
                                                       2000      1.814          1.370           560,029
                                                       1999      1.092          1.814           209,539
                                                       1998      1.035          1.092           118,339

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.951          2.008           367,062
                                                       2006      1.666          1.951            41,378
                                                       2005      1.579          1.666            40,618
                                                       2004      1.444          1.579            39,848
                                                       2003      1.101          1.444            36,997
                                                       2002      1.445          1.101            57,667
                                                       2001      1.522          1.445            40,696
                                                       2000      1.333          1.522            63,550
                                                       1999      1.205          1.333             4,318
                                                       1998      1.000          1.205                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/98).............................................  2007      1.589          1.657            80,817
                                                       2006      1.533          1.589            84,000
                                                       2005      1.471          1.533           102,460
                                                       2004      1.480          1.471           117,362
                                                       2003      1.012          1.480           106,194
                                                       2002      1.359          1.012           121,437
                                                       2001      1.568          1.359           141,575
                                                       2000      1.701          1.568           187,316
                                                       1999      1.313          1.701            87,242
                                                       1998      1.000          1.313                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.228          1.338            27,702
                                                       2006      1.099          1.228            23,071
                                                       2005      1.058          1.099            20,169
                                                       2004      0.928          1.058            14,966
                                                       2003      0.629          0.928             1,484
                                                       2002      0.973          0.629             1,030
                                                       2001      1.000          0.973                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.782          1.958           192,991
                                                       2006      1.671          1.782           210,015
                                                       2005      1.616          1.671           224,933
                                                       2004      1.535          1.616           274,250
                                                       2003      1.203          1.535           294,545
                                                       2002      1.616          1.203           333,791
                                                       2001      1.935          1.616           362,465
                                                       2000      1.963          1.935           585,417
                                                       1999      1.711          1.963           497,383
                                                       1998      1.306          1.711           293,875

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.048          1.053                --
                                                       2006      1.017          1.048                --
                                                       2005      1.003          1.017                --
                                                       2004      1.001          1.003                --
                                                       2003      1.000          1.001                --

  LMPVIT High Income Subaccount (10/96)..............  2007      1.527          1.518            22,736
                                                       2006      1.390          1.527            22,148
                                                       2005      1.367          1.390            22,272
                                                       2004      1.250          1.367            21,624
                                                       2003      0.989          1.250            23,853
                                                       2002      1.032          0.989            28,766
                                                       2001      1.083          1.032            40,627
                                                       2000      1.189          1.083            89,238
                                                       1999      1.170          1.189            69,835
                                                       1998      1.176          1.170            44,716

  LMPVIT Money Market Subaccount (10/96).............  2007      1.292          1.343           223,759
                                                       2006      1.247          1.292           226,644
                                                       2005      1.224          1.247           279,111
                                                       2004      1.225          1.224           284,339
                                                       2003      1.229          1.225           281,487
                                                       2002      1.225          1.229           434,581
                                                       2001      1.192          1.225           637,197
                                                       2000      1.135          1.192           894,768
                                                       1999      1.094          1.135           905,258
                                                       1998      1.051          1.094           433,846

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.167          2.278                --
                                                       2006      1.852          2.167            20,325
                                                       2005      1.797          1.852            15,671
                                                       2004      1.675          1.797            10,768
                                                       2003      1.216          1.675             6,142
                                                       2002      1.638          1.216             3,388
                                                       2001      1.623          1.638             1,563

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.845          1.944                --
                                                       2006      1.575          1.845           382,272
                                                       2005      1.493          1.575           490,421
                                                       2004      1.363          1.493           549,067
                                                       2003      1.078          1.363           610,062
                                                       2002      1.459          1.078           734,035
                                                       2001      1.604          1.459           900,664
                                                       2000      1.432          1.604         1,337,882
                                                       1999      1.445          1.432         1,338,259
                                                       1998      1.328          1.445         1,199,090

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.906          1.970                --
                                                       2005      1.853          1.906           441,344
                                                       2004      1.709          1.853           502,868
                                                       2003      1.414          1.709           576,803
                                                       2002      1.562          1.414           644,419
                                                       2001      1.662          1.562           751,677
                                                       2000      1.705          1.662         1,211,673
                                                       1999      1.507          1.705           975,651
                                                       1998      1.253          1.507           602,633

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.404          2.526            85,865
                                                       2006      2.514          2.404           118,565

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2007      1.541          1.507           104,607

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.405          1.477                --
                                                       2006      1.321          1.405            12,834

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.464          1.482            15,347

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.302          2.975         1,267,816
                                                       2006      2.236          2.302         1,476,734

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      2.092          2.203           333,644
                                                       2006      1.970          2.092           399,824

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2007      2.591          3.128           242,865

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.630          1.725            19,803
                                                       2006      1.549          1.630            17,181

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.007          1.116             3,681
                                                       2006      1.015          1.007             2,982

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.133          3.965            24,137

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.560          1.645            13,517

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.426          1.521                --
                                                       2006      1.285          1.426                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.225          1.034           128,581
                                                       2006      1.003          1.225           140,127

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.633            54,333
                                                       2006      1.454          1.570            65,267

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.633          1.725            36,881
                                                       2006      1.570          1.633            41,468

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2007      1.401          1.285             5,638

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.700          1.760                --
                                                       2006      1.646          1.700         1,358,038
                                                       2005      1.628          1.646         1,398,395
                                                       2004      1.570          1.628         2,008,155
                                                       2003      1.501          1.570         2,094,029
                                                       2002      1.391          1.501         3,489,314
                                                       2001      1.314          1.391         4,579,017
                                                       2000      1.181          1.314         3,786,616
                                                       1999      1.226          1.181         2,940,609
                                                       1998      1.135          1.226         2,268,910

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.930          2.077                --
                                                       2006      1.540          1.930           876,170
                                                       2005      1.356          1.540           980,677
                                                       2004      1.192          1.356         1,672,409
                                                       2003      0.925          1.192         2,007,301
                                                       2002      1.203          0.925         3,724,441
                                                       2001      1.545          1.203         4,102,274
                                                       2000      1.696          1.545         3,909,388
                                                       1999      1.292          1.696         3,370,475
                                                       1998      1.136          1.292         2,595,394

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.397          1.463                --
                                                       2006      1.253          1.397         1,699,421
                                                       2005      1.186          1.253         1,823,574
                                                       2004      1.088          1.186         3,040,380
                                                       2003      0.857          1.088         3,448,879
                                                       2002      1.122          0.857         5,529,939
                                                       2001      1.344          1.122         5,894,655
                                                       2000      1.595          1.344         5,971,119
                                                       1999      1.615          1.595         4,369,219
                                                       1998      1.411          1.615         3,478,529

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.840          1.843                --
                                                       2006      1.634          1.840           982,626
                                                       2005      1.538          1.634         1,035,695
                                                       2004      1.351          1.538         1,569,801
                                                       2003      0.953          1.351         1,895,230
                                                       2002      1.262          0.953         2,611,282
                                                       2001      1.254          1.262         3,104,281
                                                       2000      1.150          1.254         5,414,219
                                                       1999      0.849          1.150         5,046,010
                                                       1998      0.938          0.849         3,784,469

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.332          1.589            95,038
                                                       2006      1.359          1.332           115,262

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.464          1.541            92,155
                                                       2006      1.403          1.464           104,344

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2007      1.795          1.816           272,024

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.152          1.096             7,232

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.382          1.423           420,978
                                                       2006      1.358          1.382           451,656

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.758          1.784           278,549

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.100          1.126           235,665
                                                       2006      1.000          1.100                --
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.054          1.102                --
                                                       2006      1.000          1.054                --
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.072          1.113            91,195
                                                       2006      1.000          1.072                --
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.089          1.125         1,912,425
                                                       2006      1.000          1.089               269
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.107          1.138         2,314,413
                                                       2006      1.000          1.107                --
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2007      2.239          2.230         1,554,241

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.188          2.258            78,629
                                                       2006      2.038          2.188            76,006

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      2.097          2.048           263,077

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2007      1.057          1.115         2,005,191
                                                       2006      0.996          1.057         2,278,990

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.883          1.830           563,590

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.210          2.299                --
                                                       2006      2.071          2.210            68,431

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.761          1.823           135,436
                                                       2006      1.694          1.761           152,444

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.287          1.387            49,731
                                                       2006      1.252          1.287            39,881
                                                       2005      1.233          1.252            31,439
                                                       2004      1.187          1.233            20,674
                                                       2003      1.141          1.187             4,122
                                                       2002      1.056          1.141                --
                                                       2001      1.000          1.056            10,675

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.918          1.003               483
                                                       2006      0.834          0.918               311
                                                       2005      0.785          0.834               149
                                                       2004      0.737          0.785                50
                                                       2003      0.564          0.737                --
                                                       2002      0.808          0.564                --
                                                       2001      1.000          0.808                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.445          1.568                --
                                                       2006      1.142          1.445            10,493
                                                       2005      1.028          1.142             8,559
                                                       2004      0.893          1.028             4,434
                                                       2003      0.701          0.893             2,311
                                                       2002      0.860          0.701                --
                                                       2001      1.000          0.860             6,840

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.018          2.159                --
                                                       2006      1.737          2.018             5,576
                                                       2005      1.638          1.737             3,645
                                                       2004      1.310          1.638             2,058
                                                       2003      0.884          1.310             1,206
                                                       2002      1.092          0.884               873
                                                       2001      1.000          1.092                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.951          1.015                --
                                                       2005      0.883          0.951             1,644
                                                       2004      0.837          0.883               699
                                                       2003      0.653          0.837                56
                                                       2002      0.867          0.653                --
                                                       2001      1.000          0.867                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.450          1.549                --
                                                       2005      1.459          1.450            78,469
                                                       2004      1.385          1.459            77,339
                                                       2003      1.108          1.385            74,504
                                                       2002      1.202          1.108            74,378
                                                       2001      1.224          1.202           169,308
                                                       2000      1.098          1.224           131,469
                                                       1999      1.000          1.098            17,834

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.297          2.514                --
                                                       2005      2.062          2.297           138,567
                                                       2004      1.788          2.062            99,649
                                                       2003      1.349          1.788            70,831
                                                       2002      1.590          1.349            68,976
                                                       2001      1.673          1.590            99,201
                                                       2000      1.448          1.673            85,857
                                                       1999      1.288          1.448             3,806
                                                       1998      1.000          1.288                --

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.242          1.321                --
                                                       2005      1.119          1.242             6,828
                                                       2004      0.975          1.119             8,315
                                                       2003      0.812          0.975             7,197
                                                       2002      1.095          0.812             7,672
                                                       2001      1.426          1.095            18,083
                                                       2000      1.524          1.426            30,148
                                                       1999      1.244          1.524             4,975
                                                       1998      1.000          1.244                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.281          1.359                --
                                                       2005      1.255          1.281           112,378
                                                       2004      1.111          1.255           111,924
                                                       2003      0.818          1.111           101,255
                                                       2002      1.614          0.818           153,692
                                                       2001      2.135          1.614           192,605
                                                       2000      1.971          2.135           267,942
                                                       1999      1.212          1.971             9,187
                                                       1998      1.000          1.212                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.970          2.038                --
                                                       2005      1.932          1.970            76,856
                                                       2004      1.750          1.932            79,150
                                                       2003      1.516          1.750            69,150
                                                       2002      1.615          1.516            83,652
                                                       2001      1.631          1.615            83,031
                                                       2000      1.411          1.631           113,271
                                                       1999      1.388          1.411           113,121
                                                       1998      1.255          1.388            38,600

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.187          1.285                --
                                                       2005      1.125          1.187                --
                                                       2004      1.000          1.125                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.367          1.454                --
                                                       2005      1.302          1.367            76,572
                                                       2004      1.183          1.302            74,373
                                                       2003      0.965          1.183            77,429
                                                       2002      1.396          0.965            77,877
                                                       2001      1.830          1.396           115,965
                                                       2000      1.487          1.830           131,675
                                                       1999      1.502          1.487            99,467
                                                       1998      1.283          1.502            43,847

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.551          1.570                --
                                                       2005      1.510          1.551            38,214
                                                       2004      1.374          1.510            40,442
                                                       2003      1.161          1.374            39,827
                                                       2002      1.106          1.161            49,563
                                                       2001      1.072          1.106            49,041
                                                       2000      1.086          1.072            82,092
                                                       1999      1.084          1.086            59,424
                                                       1998      1.088          1.084            46,716

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.413          1.403                --
                                                       2005      1.404          1.413            91,268
                                                       2004      1.372          1.404            82,834
                                                       2003      1.294          1.372           150,257
                                                       2002      1.235          1.294           171,337
                                                       2001      1.164          1.235           134,991
                                                       2000      1.098          1.164            95,811
                                                       1999      1.097          1.098            22,006
                                                       1998      1.020          1.097            21,396

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.510          1.579                --
                                                       2005      1.494          1.510           411,358
                                                       2004      1.369          1.494           432,539
                                                       2003      1.042          1.369           456,960
                                                       2002      1.584          1.042           518,075
                                                       2001      1.846          1.584           622,943
                                                       2000      2.279          1.846           945,729
                                                       1999      1.740          2.279           776,729
                                                       1998      1.361          1.740           571,621

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.753          1.694                --
                                                       2005      1.697          1.753           213,820
                                                       2004      1.614          1.697           215,844
                                                       2003      1.586          1.614           291,068
                                                       2002      1.409          1.586           497,491
                                                       2001      1.344          1.409           327,668
                                                       2000      1.186          1.344           327,066
                                                       1999      1.249          1.186           206,083
                                                       1998      1.144          1.249           145,195

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.919          1.024               416
                                                       2006      0.869          0.919               407
                                                       2005      0.813          0.869                95
                                                       2004      0.791          0.813               625
                                                       2003      0.635          0.791               244
                                                       2002      0.911          0.635                --
                                                       2001      1.000          0.911                --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.786          0.908            10,244
                                                       2006      0.773          0.786            11,676
                                                       2005      0.725          0.773             6,141
                                                       2004      0.686          0.725             1,289
                                                       2003      0.545          0.686               272
                                                       2002      0.817          0.545                --
                                                       2001      1.000          0.817                --

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.095          2.209                --
                                                       2006      1.835          2.095           757,168
                                                       2005      1.773          1.835           779,772
                                                       2004      1.621          1.773           874,253
                                                       2003      1.277          1.621           799,701
                                                       2002      1.664          1.277           680,643
                                                       2001      1.917          1.664           603,427
                                                       2000      2.138          1.917           529,242
                                                       1999      1.793          2.138           458,187
                                                       1998      1.415          1.793           257,393

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.083          1.162                --
                                                       2006      1.000          1.083             4,745

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.825          0.868                --
                                                       2005      0.790          0.825             4,831
                                                       2004      0.756          0.790             2,999
                                                       2003      0.611          0.756             1,412
                                                       2002      0.886          0.611                --
                                                       2001      1.000          0.886                --

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.214          2.194                --
                                                       2005      1.894          2.214         2,477,295
                                                       2004      1.603          1.894         1,739,170
                                                       2003      1.298          1.603         1,800,543
                                                       2002      1.753          1.298         1,993,402
                                                       2001      2.400          1.753         1,026,204
                                                       2000      3.107          2.400           909,468
                                                       1999      2.047          3.107           809,231
                                                       1998      1.282          2.047           429,279

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      2.954          3.099                --
                                                       2006      2.255          2.954            54,320
                                                       2005      1.783          2.255            47,608
                                                       2004      1.444          1.783            68,011
                                                       2003      1.022          1.444            64,081
                                                       2002      1.169          1.022            55,791
                                                       2001      1.309          1.169            46,246

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.505          3.285                --
                                                       2005      2.365          2.505           130,738
                                                       2004      1.821          2.365            68,411
                                                       2003      1.374          1.821            36,499
                                                       2002      1.330          1.374            28,806
                                                       2001      1.237          1.330            17,886
                                                       2000      0.952          1.237             6,571
                                                       1999      1.000          0.952             2,453

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.268          1.343           431,791
                                                       2006      1.102          1.268           483,463
                                                       2005      1.068          1.102           478,623
                                                       2004      1.028          1.068           488,966
                                                       2003      0.858          1.028           518,166
                                                       2002      1.042          0.858           503,174
                                                       2001      1.163          1.042           389,965
                                                       2000      1.184          1.163           274,697
                                                       1999      1.074          1.184           100,924
                                                       1998      1.000          1.074             1,944

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.862          1.637           629,952
                                                       2006      1.815          1.862           703,315
                                                       2005      1.736          1.815           667,057
                                                       2004      1.577          1.736           520,898
                                                       2003      1.211          1.577           440,247
                                                       2002      1.515          1.211           368,770
                                                       2001      1.632          1.515           277,391
                                                       2000      1.457          1.632           156,058
                                                       1999      1.197          1.457            44,319
                                                       1998      1.000          1.197             1,114

Fidelity(R) Variable Insurance Products
  VIP Asset Manager SM Subaccount (Initial Class)
  (10/96)............................................  2007      1.682          1.764                --
                                                       2006      1.586          1.682           603,024
                                                       2005      1.542          1.586           605,856
                                                       2004      1.479          1.542           572,513
                                                       2003      1.268          1.479           543,269
                                                       2002      1.405          1.268           533,952
                                                       2001      1.482          1.405           514,150
                                                       2000      1.561          1.482           501,724
                                                       1999      1.421          1.561           476,733
                                                       1998      1.249          1.421           106,115

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/01).............................................  2007      1.552          1.800           674,355
                                                       2006      1.409          1.552           328,958
                                                       2005      1.222          1.409           170,959
                                                       2004      1.073          1.222           869,834
                                                       2003      0.847          1.073           922,866
                                                       2002      0.948          0.847         1,049,634
                                                       2001      1.000          0.948                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.282          1.352             1,540
                                                       2006      1.139          1.282               167
                                                       2005      0.955          1.139                --
                                                       2004      0.953          0.955               545
                                                       2003      0.772          0.953               545
                                                       2002      0.845          0.772                --
                                                       2001      1.000          0.845                --

  VIP Equity -- Income Subaccount (Initial Class)
  (10/96)............................................  2007      2.237          2.245           421,256
                                                       2006      1.883          2.237           430,908
                                                       2005      1.799          1.883           426,800
                                                       2004      1.632          1.799           400,554
                                                       2003      1.266          1.632           412,260
                                                       2002      1.543          1.266           409,742
                                                       2001      1.642          1.543           406,693
                                                       2000      1.532          1.642           359,257
                                                       1999      1.457          1.532           359,627
                                                       1998      1.321          1.457           302,651

  VIP Growth Subaccount (Initial Class) (10/96)......  2007      1.666          2.091           313,886
                                                       2006      1.578          1.666           835,178
                                                       2005      1.508          1.578           821,849
                                                       2004      1.476          1.508           867,802
                                                       2003      1.124          1.476           832,232
                                                       2002      1.626          1.124           763,284
                                                       2001      1.998          1.626           770,117
                                                       2000      2.270          1.998           828,146
                                                       1999      1.671          2.270           838,004
                                                       1998      1.212          1.671           297,359

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2007      1.239          1.259            93,973
                                                       2006      1.127          1.239           175,445
                                                       2005      1.110          1.127           175,314
                                                       2004      1.025          1.110           167,884
                                                       2003      0.814          1.025           166,192
                                                       2002      0.796          0.814           182,656
                                                       2001      0.913          0.796           179,122
                                                       2000      1.191          0.913           214,777
                                                       1999      1.114          1.191           249,045

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.000          2.281         1,844,186
                                                       2006      1.800          2.000         1,882,423
                                                       2005      1.543          1.800         1,625,466
                                                       2004      1.252          1.543           151,955
                                                       2003      0.916          1.252            39,931
                                                       2002      1.030          0.916            15,143
                                                       2001      1.000          1.030                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.963          2.499           164,958
                                                       2006      1.550          1.963           122,219
                                                       2005      1.231          1.550            33,302
                                                       2004      1.000          1.231                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.509          1.722           278,047
                                                       2006      1.257          1.509           170,596
                                                       2005      1.154          1.257           160,940
                                                       2004      1.000          1.154           101,332

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.409          2.553                --
                                                       2006      2.007          2.409           424,117
                                                       2005      1.955          2.007           422,122
                                                       2004      1.706          1.955           425,846
                                                       2003      1.304          1.706           426,916
                                                       2002      1.377          1.304           403,788
                                                       2001      1.543          1.377           386,039
                                                       2000      1.556          1.543           394,690
                                                       1999      1.281          1.556           415,299
                                                       1998      1.216          1.281            52,584

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.079          2.429                --
                                                       2005      1.928          2.079           405,690
                                                       2004      1.678          1.928           445,332
                                                       2003      1.280          1.678           475,843
                                                       2002      1.585          1.280           471,137
                                                       2001      1.619          1.585           449,927
                                                       2000      1.525          1.619           429,598
                                                       1999      1.195          1.525           485,025
                                                       1998      1.194          1.195           193,454

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      1.984          2.032                --
                                                       2005      1.981          1.984           333,176
                                                       2004      1.843          1.981           284,411
                                                       2003      1.443          1.843           249,343
                                                       2002      1.396          1.443           260,817
                                                       2001      1.289          1.396           190,095
                                                       2000      1.292          1.289           110,433
                                                       1999      1.251          1.292            64,829
                                                       1998      1.188          1.251            33,994

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.135          1.174                --
                                                       2005      1.066          1.135            66,247
                                                       2004      0.996          1.066            46,310
                                                       2003      0.886          0.996            19,355
                                                       2002      0.960          0.886             3,729
                                                       2001      1.000          0.960                --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2007      1.078          1.297            76,251
                                                       2006      0.962          1.078            56,269
                                                       2005      0.869          0.962            48,318
                                                       2004      0.729          0.869            44,929
                                                       2003      0.548          0.729            30,870
                                                       2002      0.771          0.548             8,353
                                                       2001      1.000          0.771               276

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/01).....................................  2007      0.946          1.022            33,085
                                                       2006      0.811          0.946            38,600
                                                       2005      0.777          0.811            58,347
                                                       2004      0.752          0.777            21,888
                                                       2003      0.615          0.752            10,406
                                                       2002      0.838          0.615            13,379
                                                       2001      1.000          0.838               312

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.081          1.085           561,203
                                                       2006      1.005          1.081           603,150
                                                       2005      0.911          1.005           447,111
                                                       2004      0.838          0.911           242,272
                                                       2003      0.630          0.838           144,692
                                                       2002      0.947          0.630            54,158
                                                       2001      1.000          0.947             4,297

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.458          1.470            15,300

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.311          1.259           425,734

  LMPVET International All Cap Opportunity Subaccount
  (10/96)............................................  2007      1.369          1.440           262,215
                                                       2006      1.101          1.369           261,654
                                                       2005      0.997          1.101           271,620
                                                       2004      0.855          0.997           293,359
                                                       2003      0.679          0.855           316,712
                                                       2002      0.924          0.679           281,821
                                                       2001      1.358          0.924           200,689
                                                       2000      1.803          1.358           138,505
                                                       1999      1.087          1.803            92,095
                                                       1998      1.033          1.087            54,366

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.919          1.971           331,598
                                                       2006      1.642          1.919           142,965
                                                       2005      1.559          1.642           120,447
                                                       2004      1.429          1.559           113,922
                                                       2003      1.092          1.429            91,499
                                                       2002      1.436          1.092            75,511
                                                       2001      1.515          1.436            26,027
                                                       2000      1.330          1.515             5,096
                                                       1999      1.205          1.330             1,501
                                                       1998      1.000          1.205                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/98).............................................  2007      1.562          1.626           635,361
                                                       2006      1.511          1.562           752,722
                                                       2005      1.453          1.511           813,934
                                                       2004      1.464          1.453           471,937
                                                       2003      1.004          1.464           358,583
                                                       2002      1.350          1.004           266,392
                                                       2001      1.561          1.350           211,516
                                                       2000      1.697          1.561           142,591
                                                       1999      1.312          1.697            51,499
                                                       1998      1.000          1.312                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.214          1.320           127,089
                                                       2006      1.089          1.214            52,885
                                                       2005      1.050          1.089            47,796
                                                       2004      0.923          1.050            44,056
                                                       2003      0.627          0.923            36,074
                                                       2002      0.971          0.627            14,644
                                                       2001      1.000          0.971               172

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.746          1.914           386,633
                                                       2006      1.640          1.746           363,311
                                                       2005      1.589          1.640           394,874
                                                       2004      1.513          1.589           439,540
                                                       2003      1.188          1.513           428,528
                                                       2002      1.599          1.188           396,867
                                                       2001      1.918          1.599           313,580
                                                       2000      1.950          1.918           249,227
                                                       1999      1.703          1.950           139,985
                                                       1998      1.303          1.703            81,076

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.042          1.044            32,555
                                                       2006      1.012          1.042            34,273
                                                       2005      1.000          1.012             9,179
                                                       2004      1.000          1.000                --
                                                       2003      1.000          1.000                --

  LMPVIT High Income Subaccount (10/96)..............  2007      1.497          1.484           141,056
                                                       2006      1.364          1.497           132,466
                                                       2005      1.345          1.364           123,485
                                                       2004      1.232          1.345           108,361
                                                       2003      0.977          1.232           108,788
                                                       2002      1.022          0.977            90,083
                                                       2001      1.074          1.022            95,509
                                                       2000      1.181          1.074            25,916
                                                       1999      1.165          1.181            19,237
                                                       1998      1.173          1.165            14,828

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (10/96).............  2007      1.266          1.313         1,032,571
                                                       2006      1.224          1.266         1,014,016
                                                       2005      1.204          1.224           865,878
                                                       2004      1.207          1.204           548,407
                                                       2003      1.213          1.207           502,040
                                                       2002      1.212          1.213           522,225
                                                       2001      1.182          1.212           424,446
                                                       2000      1.128          1.182           353,131
                                                       1999      1.089          1.128           152,444
                                                       1998      1.048          1.089           371,996

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.132          2.240                --
                                                       2006      1.826          2.132           218,572
                                                       2005      1.775          1.826           203,410
                                                       2004      1.658          1.775           261,535
                                                       2003      1.206          1.658           221,186
                                                       2002      1.628          1.206           158,645
                                                       2001      1.616          1.628            94,673

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.808          1.903                --
                                                       2006      1.546          1.808           217,521
                                                       2005      1.469          1.546           233,308
                                                       2004      1.343          1.469           325,091
                                                       2003      1.065          1.343           294,442
                                                       2002      1.444          1.065           249,688
                                                       2001      1.591          1.444           201,867
                                                       2000      1.423          1.591           159,017
                                                       1999      1.438          1.423           107,554
                                                       1998      1.324          1.438            81,366

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.871          1.933                --
                                                       2005      1.822          1.871           663,326
                                                       2004      1.684          1.822           959,539
                                                       2003      1.397          1.684         1,016,680
                                                       2002      1.546          1.397         1,058,871
                                                       2001      1.648          1.546           659,963
                                                       2000      1.694          1.648           459,188
                                                       1999      1.500          1.694           274,379
                                                       1998      1.250          1.500           146,528

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.365          2.479           358,020
                                                       2006      2.476          2.365           364,945

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2007      1.512          1.476           610,595

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.382          1.452                --
                                                       2006      1.301          1.382            41,400

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.440          1.455            49,767

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.256          2.909         2,304,913
                                                       2006      2.194          2.256         2,506,161

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      2.049          2.154           583,398
                                                       2006      1.933          2.049           627,119

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2007      2.537          3.058           123,796

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.606          1.697            62,141
                                                       2006      1.528          1.606            23,923

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.995          1.101            50,703
                                                       2006      1.005          0.995            55,010

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.080          3.893            51,693

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.541          1.623            61,884

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.419          1.510         2,268,880
                                                       2006      1.280          1.419         1,920,734

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.224          1.031           645,652
                                                       2006      1.003          1.224           513,630

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.538          1.596           154,843
                                                       2006      1.426          1.538           186,585

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.600          1.687           362,331
                                                       2006      1.540          1.600           302,457

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2007      1.393          1.276           534,019

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.666          1.721                --
                                                       2006      1.615          1.666         3,159,459
                                                       2005      1.601          1.615         3,084,611
                                                       2004      1.548          1.601         2,991,212
                                                       2003      1.483          1.548         2,953,611
                                                       2002      1.376          1.483         3,021,646
                                                       2001      1.303          1.376         2,567,937
                                                       2000      1.173          1.303         1,180,423
                                                       1999      1.220          1.173           415,013
                                                       1998      1.132          1.220           154,138

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.891          2.031                --
                                                       2006      1.512          1.891         1,647,916
                                                       2005      1.334          1.512         1,941,264
                                                       2004      1.175          1.334         2,909,419
                                                       2003      0.914          1.175         3,343,488
                                                       2002      1.190          0.914         3,800,784
                                                       2001      1.532          1.190         2,019,758
                                                       2000      1.685          1.532         1,092,967
                                                       1999      1.286          1.685           564,777
                                                       1998      1.133          1.286           210,146

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.369          1.431                --
                                                       2006      1.230          1.369         3,400,027
                                                       2005      1.167          1.230         3,599,368
                                                       2004      1.072          1.167         3,823,809
                                                       2003      0.847          1.072         4,135,294
                                                       2002      1.110          0.847         3,561,773
                                                       2001      1.333          1.110         2,715,265
                                                       2000      1.585          1.333         1,661,400
                                                       1999      1.608          1.585           763,197
                                                       1998      1.408          1.608           347,272

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.803          1.802                --
                                                       2006      1.604          1.803         1,232,826
                                                       2005      1.513          1.604         1,316,120
                                                       2004      1.331          1.513         1,313,625
                                                       2003      0.941          1.331         1,517,445
                                                       2002      1.248          0.941         1,218,122
                                                       2001      1.243          1.248           991,516
                                                       2000      1.142          1.243         1,071,633
                                                       1999      0.845          1.142           627,445
                                                       1998      0.936          0.845           236,065

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.310          1.560           332,537
                                                       2006      1.338          1.310           388,150

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.437          1.510           332,369
                                                       2006      1.379          1.437           447,838

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2007      1.757          1.776           188,221

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.150          1.092             4,408

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.356          1.394         1,224,247
                                                       2006      1.334          1.356         1,320,970

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.720          1.744           499,566

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.098          1.121           310,613
                                                       2006      1.000          1.098             2,538
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.052          1.098           180,965
                                                       2006      1.000          1.052            25,702
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.070          1.109         1,363,809
                                                       2006      1.000          1.070            99,260
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.087          1.121         5,364,482
                                                       2006      1.000          1.087           160,226
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.105          1.134         4,050,840
                                                       2006      1.000          1.105            97,071
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2007      2.192          2.180           892,378

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.144          2.207         2,565,350
                                                       2006      1.999          2.144         2,442,765

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      2.051          2.003           368,700

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2007      1.056          1.111           510,670
                                                       2006      0.996          1.056           916,784

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.842          1.790           479,012

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.165          2.251                --
                                                       2006      2.032          2.165           365,145

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.725          1.782           670,477
                                                       2006      1.662          1.725           639,799

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.273          1.368           228,125
                                                       2006      1.240          1.273           198,678
                                                       2005      1.224          1.240           155,217
                                                       2004      1.181          1.224           137,113
                                                       2003      1.137          1.181           164,279
                                                       2002      1.055          1.137            29,918
                                                       2001      1.000          1.055             5,387

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.908          0.990                --
                                                       2006      0.827          0.908             8,677
                                                       2005      0.780          0.827            15,111
                                                       2004      0.733          0.780            13,080
                                                       2003      0.562          0.733            10,885
                                                       2002      0.807          0.562             8,720
                                                       2001      1.000          0.807             8,360

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.429          1.549                --
                                                       2006      1.132          1.429            45,624
                                                       2005      1.020          1.132            44,320
                                                       2004      0.888          1.020            38,611
                                                       2003      0.699          0.888            21,113
                                                       2002      0.859          0.699            17,075
                                                       2001      1.000          0.859                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.995          2.134                --
                                                       2006      1.721          1.995           232,931
                                                       2005      1.626          1.721           146,395
                                                       2004      1.303          1.626            91,130
                                                       2003      0.881          1.303            63,649
                                                       2002      1.090          0.881            75,450
                                                       2001      1.000          1.090               258

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.942          1.005                --
                                                       2005      0.876          0.942            47,271
                                                       2004      0.832          0.876            60,480
                                                       2003      0.651          0.832            48,589
                                                       2002      0.865          0.651            44,857
                                                       2001      1.000          0.865             6,390

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.432          1.528                --
                                                       2005      1.443          1.432            19,865
                                                       2004      1.373          1.443            16,992
                                                       2003      1.100          1.373            12,649
                                                       2002      1.197          1.100            11,298
                                                       2001      1.221          1.197             4,158
                                                       2000      1.097          1.221                --
                                                       1999      1.000          1.097                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.264          2.476                --
                                                       2005      2.037          2.264           371,108
                                                       2004      1.769          2.037           101,002
                                                       2003      1.338          1.769            75,678
                                                       2002      1.580          1.338            61,997
                                                       2001      1.665          1.580            26,479
                                                       2000      1.444          1.665             8,052
                                                       1999      1.288          1.444             1,943
                                                       1998      1.000          1.288               111

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.224          1.301                --
                                                       2005      1.105          1.224            20,460
                                                       2004      0.964          1.105            25,111
                                                       2003      0.805          0.964            36,279
                                                       2002      1.088          0.805            28,508
                                                       2001      1.420          1.088            20,448
                                                       2000      1.521          1.420            12,601
                                                       1999      1.244          1.521             1,167
                                                       1998      1.000          1.244                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.263          1.338                --
                                                       2005      1.239          1.263           340,916
                                                       2004      1.099          1.239           372,161
                                                       2003      0.811          1.099           332,682
                                                       2002      1.603          0.811           247,468
                                                       2001      2.125          1.603           144,030
                                                       2000      1.966          2.125            64,395
                                                       1999      1.211          1.966             1,622
                                                       1998      1.000          1.211                --

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.934          1.999                --
                                                       2005      1.900          1.934         2,332,491
                                                       2004      1.724          1.900         1,400,796
                                                       2003      1.497          1.724         1,458,409
                                                       2002      1.598          1.497         1,565,486
                                                       2001      1.617          1.598           387,113
                                                       2000      1.402          1.617           314,686
                                                       1999      1.382          1.402           238,310
                                                       1998      1.252          1.382           114,873

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.183          1.280                --
                                                       2005      1.124          1.183         1,774,906
                                                       2004      1.000          1.124                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.342          1.426                --
                                                       2005      1.281          1.342           174,734
                                                       2004      1.166          1.281           160,136
                                                       2003      0.953          1.166           193,950
                                                       2002      1.381          0.953           171,326
                                                       2001      1.815          1.381           134,756
                                                       2000      1.477          1.815            68,174
                                                       1999      1.495          1.477            65,548
                                                       1998      1.280          1.495            15,300

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.522          1.540                --
                                                       2005      1.485          1.522           218,154
                                                       2004      1.354          1.485           139,939
                                                       2003      1.146          1.354           194,321
                                                       2002      1.095          1.146           207,068
                                                       2001      1.063          1.095           199,181
                                                       2000      1.079          1.063           174,538
                                                       1999      1.080          1.079           139,658
                                                       1998      1.085          1.080            89,751

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.390          1.379                --
                                                       2005      1.383          1.390           429,437
                                                       2004      1.355          1.383           344,205
                                                       2003      1.281          1.355           303,194
                                                       2002      1.225          1.281           393,375
                                                       2001      1.156          1.225           155,136
                                                       2000      1.093          1.156           134,013
                                                       1999      1.094          1.093           106,388
                                                       1998      1.020          1.094            23,910

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.483          1.550                --
                                                       2005      1.470          1.483           757,966
                                                       2004      1.349          1.470         1,025,980
                                                       2003      1.030          1.349         1,035,723
                                                       2002      1.568          1.030         1,016,916
                                                       2001      1.831          1.568           679,805
                                                       2000      2.265          1.831           501,928
                                                       1999      1.732          2.265           300,983
                                                       1998      1.358          1.732           201,618

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.721          1.662                --
                                                       2005      1.669          1.721           648,697
                                                       2004      1.591          1.669           496,882
                                                       2003      1.566          1.591           484,219
                                                       2002      1.394          1.566           447,087
                                                       2001      1.333          1.394           155,072
                                                       2000      1.178          1.333            96,447
                                                       1999      1.243          1.178            74,915
                                                       1998      1.141          1.243            22,572

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.909          1.010             6,848
                                                       2006      0.861          0.909             5,763
                                                       2005      0.807          0.861            10,445
                                                       2004      0.787          0.807            19,930
                                                       2003      0.633          0.787            41,403
                                                       2002      0.910          0.633            40,595
                                                       2001      1.000          0.910                --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.777          0.896            34,411
                                                       2006      0.766          0.777            29,553
                                                       2005      0.720          0.766            23,475
                                                       2004      0.682          0.720            31,707
                                                       2003      0.543          0.682            21,751
                                                       2002      0.816          0.543            18,844
                                                       2001      1.000          0.816             4,565






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.



Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

              CONDENSED FINANCIAL INFORMATION -- GOLD TRACK SELECT

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (6/98).............................................  2007      2.217          2.342                --
                                                       2006      1.931          2.217           391,031
                                                       2005      1.855          1.931           425,802
                                                       2004      1.687          1.855           493,699
                                                       2003      1.322          1.687           520,081
                                                       2002      1.713          1.322           614,755
                                                       2001      1.963          1.713           500,383
                                                       2000      2.176          1.963           413,200
                                                       1999      1.815          2.176           243,662
                                                       1998      1.605          1.815           138,866

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.087          1.168                --
                                                       2006      1.000          1.087           347,442

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.847          0.892                --
                                                       2005      0.806          0.847           398,147
                                                       2004      0.767          0.806           396,007
                                                       2003      0.617          0.767           329,124
                                                       2002      0.890          0.617           306,570
                                                       2001      1.000          0.890           178,744

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.507          1.720           912,511
                                                       2006      1.259          1.507         1,716,847
                                                       2005      1.110          1.259           772,016
                                                       2004      1.000          1.110           554,952

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.382          1.544         2,785,664
                                                       2006      1.262          1.382         4,514,556
                                                       2005      1.092          1.262         1,634,839
                                                       2004      1.000          1.092         1,211,258

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.306          1.363         1,330,289
                                                       2006      1.140          1.306         2,430,345
                                                       2005      1.084          1.140         1,347,653
                                                       2004      1.000          1.084           840,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.329          2.312                --
                                                       2005      1.982          2.329         3,178,807
                                                       2004      1.668          1.982         3,007,532
                                                       2003      1.344          1.668         3,314,906
                                                       2002      1.804          1.344         2,932,920
                                                       2001      2.456          1.804         2,602,726
                                                       2000      3.163          2.456           996,560
                                                       1999      2.073          3.163           437,009
                                                       1998      1.290          2.073           413,409

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.090          3.248                --
                                                       2006      2.346          3.090           242,036
                                                       2005      1.845          2.346            81,085
                                                       2004      1.485          1.845           101,326
                                                       2003      1.046          1.485            39,486
                                                       2002      1.190          1.046            33,858
                                                       2001      1.325          1.190            11,235
                                                       2000      1.947          1.325                --
                                                       1999      1.080          1.947                --
                                                       1998      1.000          1.080                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.603          3.432                --
                                                       2005      2.444          2.603           732,600
                                                       2004      1.871          2.444           725,473
                                                       2003      1.405          1.871           636,474
                                                       2002      1.352          1.405           325,441
                                                       2001      1.250          1.352            71,516
                                                       2000      0.958          1.250               600
                                                       1999      1.000          0.958                --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2007      2.781          2.582           418,349
                                                       2006      2.408          2.781         1,618,529
                                                       2005      2.214          2.408         1,142,341
                                                       2004      1.834          2.214           890,056
                                                       2003      1.299          1.834           615,882
                                                       2002      1.385          1.299           349,704
                                                       2001      1.245          1.385           119,147
                                                       2000      1.060          1.245                --
                                                       1999      1.121          1.060                --
                                                       1998      1.000          1.121                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.329          1.415           367,420
                                                       2006      1.147          1.329           729,558
                                                       2005      1.106          1.147           470,417
                                                       2004      1.059          1.106           461,716
                                                       2003      0.879          1.059           395,420
                                                       2002      1.062          0.879           323,041
                                                       2001      1.178          1.062           100,385
                                                       2000      1.193          1.178             8,776
                                                       1999      1.077          1.193             3,743
                                                       1998      1.000          1.077               502

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.949          1.723           854,724
                                                       2006      1.889          1.949         1,750,689
                                                       2005      1.797          1.889         1,323,461
                                                       2004      1.623          1.797         1,353,337
                                                       2003      1.240          1.623         1,205,447
                                                       2002      1.542          1.240         1,104,419
                                                       2001      1.653          1.542           892,061
                                                       2000      1.467          1.653           465,722
                                                       1999      1.199          1.467            63,771
                                                       1998      1.000          1.199                --

Fidelity(R) Variable Insurance Products
  VIP Asset Manager SM Subaccount (Initial Class)
  (6/98).............................................  2007      1.780          1.870                --
                                                       2006      1.669          1.780            48,905
                                                       2005      1.613          1.669            48,905
                                                       2004      1.539          1.613            71,906
                                                       2003      1.312          1.539            72,935
                                                       2002      1.446          1.312            73,597
                                                       2001      1.517          1.446            63,204
                                                       2000      1.589          1.517            56,454
                                                       1999      1.439          1.589            38,657
                                                       1998      1.344          1.439            32,515

  VIP Contrafund(R) Subaccount (Service Class 2)
  (4/03).............................................  2007      1.601          1.867         3,698,163
                                                       2006      1.446          1.601         8,304,547
                                                       2005      1.247          1.446         7,103,809
                                                       2004      1.089          1.247         5,358,276
                                                       2003      0.855          1.089         4,062,355
                                                       2002      0.951          0.855         2,680,749
                                                       2001      1.000          0.951         1,433,561

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (9/01)...........................  2007      1.322          1.403            48,915
                                                       2006      1.169          1.322           146,543
                                                       2005      0.974          1.169            74,681
                                                       2004      0.968          0.974            54,968
                                                       2003      0.779          0.968            43,877
                                                       2002      0.848          0.779            35,320
                                                       2001      1.000          0.848            10,715

  VIP Equity -- Income Subaccount (Initial Class)
  (6/98).............................................  2007      2.367          2.389           138,732
                                                       2006      1.981          2.367           169,656
                                                       2005      1.882          1.981           138,209
                                                       2004      1.698          1.882           149,510
                                                       2003      1.311          1.698           136,901
                                                       2002      1.588          1.311           160,504
                                                       2001      1.680          1.588           139,375
                                                       2000      1.559          1.680            93,837
                                                       1999      1.475          1.559           125,159
                                                       1998      1.450          1.475            39,301

  VIP Growth Subaccount (Initial Class) (6/98).......  2007      1.763          2.225           290,247
                                                       2006      1.660          1.763           275,368
                                                       2005      1.578          1.660           313,797
                                                       2004      1.536          1.578           375,289
                                                       2003      1.163          1.536           452,503
                                                       2002      1.674          1.163           467,001
                                                       2001      2.045          1.674           600,404
                                                       2000      2.311          2.045           499,206
                                                       1999      1.692          2.311           168,043
                                                       1998      1.353          1.692            77,604

  VIP High Income Subaccount (Initial Class) (6/98)..  2007      1.311          1.339            37,524
                                                       2006      1.186          1.311            37,524
                                                       2005      1.161          1.186            37,524
                                                       2004      1.066          1.161            37,524
                                                       2003      0.843          1.066            36,607
                                                       2002      0.820          0.843            36,031
                                                       2001      0.934          0.820            45,868
                                                       2000      1.212          0.934            94,397
                                                       1999      1.128          1.212            46,277
                                                       1998      1.240          1.128            40,705

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (7/01)....  2007      2.064          2.366         1,743,249
                                                       2006      1.847          2.064         5,803,109
                                                       2005      1.574          1.847         5,046,318
                                                       2004      1.270          1.574         3,259,665
                                                       2003      0.924          1.270         1,562,630
                                                       2002      1.034          0.924           652,170
                                                       2001      1.000          1.034           194,753

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.483          1.745                --
                                                       2005      1.350          1.483         1,665,669
                                                       2004      1.205          1.350         1,066,543
                                                       2003      1.000          1.205           386,447

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.992          2.550           317,595
                                                       2006      1.565          1.992           413,332
                                                       2005      1.235          1.565           311,013
                                                       2004      1.000          1.235           100,959

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.531          1.757           451,650
                                                       2006      1.268          1.531         1,114,119
                                                       2005      1.158          1.268           640,891
                                                       2004      1.000          1.158           272,618

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (6/98)...................................  2007      2.548          2.706                --
                                                       2006      2.112          2.548           232,359
                                                       2005      2.046          2.112           147,663
                                                       2004      1.775          2.046           121,205
                                                       2003      1.350          1.775           101,995
                                                       2002      1.417          1.350            95,945
                                                       2001      1.579          1.417            84,808
                                                       2000      1.584          1.579            52,302
                                                       1999      1.297          1.584            25,306
                                                       1998      1.341          1.297            41,126

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (6/98)...................................  2006      2.187          2.568                --
                                                       2005      2.017          2.187           556,302
                                                       2004      1.746          2.017           515,737
                                                       2003      1.324          1.746           422,132
                                                       2002      1.631          1.324           386,289
                                                       2001      1.657          1.631           340,692
                                                       2000      1.552          1.657           295,851
                                                       1999      1.209          1.552           299,758
                                                       1998      1.202          1.209           212,737

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.220          1.477                --
                                                       2005      1.127          1.220           528,621
                                                       2004      1.000          1.127            94,386

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.088          2.141                --
                                                       2005      2.073          2.088           487,875
                                                       2004      1.917          2.073           457,164
                                                       2003      1.494          1.917           500,771
                                                       2002      1.437          1.494           206,913
                                                       2001      1.319          1.437           194,917
                                                       2000      1.315          1.319             8,718
                                                       1999      1.267          1.315             4,573
                                                       1998      1.196          1.267               533

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.164          1.207                --
                                                       2005      1.088          1.164         2,073,047
                                                       2004      1.011          1.088         2,094,227
                                                       2003      0.894          1.011         2,007,620
                                                       2002      0.964          0.894         1,732,684
                                                       2001      1.000          0.964         1,050,044

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (7/01).....................................  2007      1.112          1.346           424,858
                                                       2006      0.987          1.112           847,311
                                                       2005      0.887          0.987           733,827
                                                       2004      0.740          0.887           775,607
                                                       2003      0.553          0.740           752,722
                                                       2002      0.773          0.553           681,958
                                                       2001      1.000          0.773           323,705

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/01).....................................  2007      0.976          1.060           495,129
                                                       2006      0.832          0.976         1,314,948
                                                       2005      0.793          0.832         1,293,969
                                                       2004      0.763          0.793         1,355,881
                                                       2003      0.621          0.763         1,332,255
                                                       2002      0.841          0.621         1,259,857
                                                       2001      1.000          0.841           793,901

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.166          1.320                --
                                                       2005      1.128          1.166           172,274
                                                       2004      1.000          1.128            53,428

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      1.007          1.075                --
                                                       2006      0.944          1.007             9,188
                                                       2005      0.893          0.944            13,859
                                                       2004      0.873          0.893            25,633
                                                       2003      0.654          0.873            20,299
                                                       2002      0.899          0.654            14,777
                                                       2001      1.000          0.899            11,736

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.116          1.126         2,013,129
                                                       2006      1.032          1.116         3,439,553
                                                       2005      0.930          1.032         1,964,545
                                                       2004      0.851          0.930         2,160,052
                                                       2003      0.636          0.851         1,952,183
                                                       2002      0.950          0.636         1,482,733
                                                       2001      1.000          0.950           646,990

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2007      1.227          1.322           319,953
                                                       2006      1.075          1.227           280,494
                                                       2005      1.037          1.075           225,286
                                                       2004      0.959          1.037           197,045
                                                       2003      0.775          0.959           157,613
                                                       2002      0.945          0.775            79,537
                                                       2001      1.000          0.945            38,147

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.529          1.547            17,326

  LMPVET Dividend Strategy Subaccount (7/01).........  2007      0.970          1.026            19,159
                                                       2006      0.827          0.970            82,368
                                                       2005      0.834          0.827            82,624
                                                       2004      0.811          0.834            61,928
                                                       2003      0.661          0.811            50,078
                                                       2002      0.899          0.661            36,570
                                                       2001      1.000          0.899             6,851

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.094          1.141         4,736,684
                                                       2006      0.956          1.094         7,044,296
                                                       2005      0.923          0.956         5,040,773
                                                       2004      0.842          0.923         4,920,344
                                                       2003      0.663          0.842         4,378,710
                                                       2002      0.859          0.663         2,999,593
                                                       2001      0.987          0.859         2,211,151
                                                       2000      1.094          0.987                --
                                                       1999      1.000          1.094                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.298          1.306         1,331,029
                                                       2006      1.118          1.298           681,726
                                                       2005      1.073          1.118           635,740
                                                       2004      0.998          1.073           561,903
                                                       2003      0.724          0.998           508,312
                                                       2002      0.925          0.724           415,983
                                                       2001      1.000          0.925           287,679

  LMPVET International All Cap Opportunity Subaccount
  (3/97).............................................  2007      1.449          1.531           176,856
                                                       2006      1.158          1.449           162,942
                                                       2005      1.043          1.158           255,434
                                                       2004      0.890          1.043           231,552
                                                       2003      0.702          0.890           124,783
                                                       2002      0.951          0.702            99,780
                                                       2001      1.390          0.951           113,887
                                                       2000      1.835          1.390           212,289
                                                       1999      1.101          1.835             6,115
                                                       1998      1.040          1.101            13,292

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      2.008          2.074         1,012,376
                                                       2006      1.709          2.008           504,118
                                                       2005      1.613          1.709           545,968
                                                       2004      1.471          1.613           599,717
                                                       2003      1.118          1.471           612,882
                                                       2002      1.462          1.118           539,109
                                                       2001      1.534          1.462           543,168
                                                       2000      1.339          1.534           143,552
                                                       1999      1.206          1.339               106
                                                       1998      1.000          1.206                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (8/98).............................................  2007      1.636          1.712           138,898
                                                       2006      1.573          1.636           243,806
                                                       2005      1.504          1.573           289,180
                                                       2004      1.508          1.504           366,579
                                                       2003      1.028          1.508           238,213
                                                       2002      1.375          1.028            39,296
                                                       2001      1.581          1.375           124,406
                                                       2000      1.709          1.581            78,925
                                                       1999      1.314          1.709                --
                                                       1998      1.000          1.314                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.253          1.370           217,352
                                                       2006      1.117          1.253           875,141
                                                       2005      1.072          1.117           961,768
                                                       2004      0.937          1.072         1,020,306
                                                       2003      0.633          0.937           808,922
                                                       2002      0.975          0.633           593,152
                                                       2001      1.000          0.975           195,824

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.847          2.036           130,963
                                                       2006      1.726          1.847           401,523
                                                       2005      1.663          1.726           401,078
                                                       2004      1.575          1.663           410,937
                                                       2003      1.230          1.575           404,894
                                                       2002      1.646          1.230           332,072
                                                       2001      1.964          1.646           276,743
                                                       2000      1.985          1.964           104,272
                                                       1999      1.724          1.985            40,351
                                                       1998      1.311          1.724            12,064

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.061          1.069            64,549
                                                       2006      1.025          1.061            23,302
                                                       2005      1.007          1.025            77,851
                                                       2004      1.002          1.007            20,413
                                                       2003      1.000          1.002             1,000

  LMPVIT High Income Subaccount (10/96)..............  2007      1.583          1.578            52,111
                                                       2006      1.435          1.583            81,352
                                                       2005      1.407          1.435            62,659
                                                       2004      1.281          1.407            78,885
                                                       2003      1.011          1.281            56,803
                                                       2002      1.051          1.011            21,046
                                                       2001      1.099          1.051            12,732
                                                       2000      1.202          1.099               170
                                                       1999      1.179          1.202               306
                                                       1998      1.180          1.179                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (3/97)..............  2007      1.339          1.397           238,696
                                                       2006      1.288          1.339           261,916
                                                       2005      1.260          1.288            45,638
                                                       2004      1.257          1.260            35,778
                                                       2003      1.256          1.257           548,095
                                                       2002      1.247          1.256           384,180
                                                       2001      1.210          1.247            36,990
                                                       2000      1.148          1.210            56,905
                                                       1999      1.102          1.148           504,494
                                                       1998      1.056          1.102                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.333          1.427                --
                                                       2006      1.187          1.333           424,031
                                                       2005      1.139          1.187           458,883
                                                       2004      0.991          1.139           485,743
                                                       2003      0.702          0.991           333,071
                                                       2002      0.950          0.702           239,285
                                                       2001      1.000          0.950            74,692

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.230          2.347                --
                                                       2006      1.899          2.230         1,637,520
                                                       2005      1.836          1.899         1,691,857
                                                       2004      1.706          1.836         1,808,280
                                                       2003      1.234          1.706         1,736,717
                                                       2002      1.657          1.234         1,398,103
                                                       2001      1.636          1.657           787,918
                                                       2000      1.392          1.636               554
                                                       1999      1.147          1.392                --
                                                       1998      1.000          1.147                --

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.488          1.535                --
                                                       2006      1.330          1.488            16,137
                                                       2005      1.295          1.330            13,795
                                                       2004      1.198          1.295            20,280
                                                       2003      1.039          1.198             9,155
                                                       2002      1.123          1.039             2,297
                                                       2001      1.139          1.123             1,241
                                                       2000      1.062          1.139                --
                                                       1999      1.060          1.062                --
                                                       1998      1.000          1.060                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.913          2.017                --
                                                       2006      1.627          1.913         3,257,332
                                                       2005      1.537          1.627         3,231,849
                                                       2004      1.398          1.537         3,173,539
                                                       2003      1.102          1.398         3,033,990
                                                       2002      1.486          1.102         2,719,762
                                                       2001      1.628          1.486         2,156,095
                                                       2000      1.448          1.628           706,152
                                                       1999      1.456          1.448            64,998
                                                       1998      1.334          1.456            21,635

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.331          1.387                --
                                                       2006      1.141          1.331           938,693
                                                       2005      1.112          1.141           676,218
                                                       2004      1.000          1.112           118,943

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.400          1.548               683
                                                       2006      1.255          1.400           529,247
                                                       2005      1.166          1.255           348,775
                                                       2004      1.000          1.166           145,040

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.968          2.037                --
                                                       2005      1.907          1.968         3,755,343
                                                       2004      1.753          1.907         3,701,526
                                                       2003      1.446          1.753         3,384,161
                                                       2002      1.591          1.446         2,932,943
                                                       2001      1.686          1.591         2,310,280
                                                       2000      1.724          1.686           766,016
                                                       1999      1.519          1.724            95,510
                                                       1998      1.258          1.519            23,844

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.475          2.609           467,961
                                                       2006      2.581          2.475         1,989,099

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.528          1.561           863,101
                                                       2006      1.440          1.528           170,973

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.446          1.522                --
                                                       2006      1.357          1.446           178,204

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.509          1.531           128,068

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.111          1.094            60,249
                                                       2006      1.036          1.111            83,233

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.519          1.497           276,579
                                                       2006      1.369          1.519           402,379

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.386          3.094         3,498,318
                                                       2006      2.312          2.386         5,027,380

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.237          1.103            12,283

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      2.168          2.292         1,708,065
                                                       2006      2.037          2.168         4,011,541

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2007      2.688          3.253           169,878

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.673          1.776           182,051
                                                       2006      1.585          1.673           601,988

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.085          1.121           988,521
                                                       2006      1.001          1.085         3,522,600

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.532          1.401           217,540

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.027          1.142            39,331
                                                       2006      1.033          1.027           173,133

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.189          1.317            27,162
                                                       2006      1.190          1.189            40,123

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.227          4.094           165,682

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.593          1.684           505,549

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.440          1.540           377,227
                                                       2006      1.294          1.440           431,997

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.228          1.040         1,321,364
                                                       2006      1.003          1.228         2,487,870

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.029          1.097            57,179

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.627          1.698           167,853
                                                       2006      1.503          1.627           276,112

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.129          1.250                --
                                                       2006      1.065          1.129            11,663

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.692          1.794           190,481
                                                       2006      1.623          1.692           327,220

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.350          1.302         1,323,664
                                                       2006      1.320          1.350           285,980

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.762          1.830                --
                                                       2006      1.700          1.762         1,089,845
                                                       2005      1.675          1.700           764,679
                                                       2004      1.610          1.675           742,031
                                                       2003      1.534          1.610           662,519
                                                       2002      1.417          1.534           513,410
                                                       2001      1.334          1.417           122,849
                                                       2000      1.194          1.334            17,825
                                                       1999      1.235          1.194             8,580
                                                       1998      1.140          1.235             6,982

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      2.000          2.159                --
                                                       2006      1.591          2.000         1,663,353
                                                       2005      1.396          1.591         1,025,647
                                                       2004      1.223          1.396         1,014,954
                                                       2003      0.946          1.223           777,156
                                                       2002      1.225          0.946           323,555
                                                       2001      1.568          1.225           349,886
                                                       2000      1.716          1.568           187,532
                                                       1999      1.302          1.716            58,143
                                                       1998      1.141          1.302            20,676

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.448          1.521                --
                                                       2006      1.294          1.448         1,450,173
                                                       2005      1.221          1.294           779,759
                                                       2004      1.116          1.221           702,789
                                                       2003      0.876          1.116           597,887
                                                       2002      1.142          0.876           415,447
                                                       2001      1.364          1.142           272,388
                                                       2000      1.613          1.364           118,559
                                                       1999      1.628          1.613            92,195
                                                       1998      1.417          1.628            58,294

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.907          1.916                --
                                                       2006      1.688          1.907         1,380,843
                                                       2005      1.583          1.688         1,192,206
                                                       2004      1.386          1.583         1,129,046
                                                       2003      0.974          1.386           883,563
                                                       2002      1.285          0.974           586,956
                                                       2001      1.273          1.285           304,920
                                                       2000      1.163          1.273           138,115
                                                       1999      0.856          1.163            92,398
                                                       1998      0.942          0.856            70,995

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.371          1.641           185,965
                                                       2006      1.395          1.371           370,903

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.512          1.597           361,988
                                                       2006      1.446          1.512           426,709

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2007      1.862          1.889            37,628

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.243          1.298         4,676,190
                                                       2006      1.208          1.243         6,745,690

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.156          1.102            96,900

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.429          1.476           886,897
                                                       2006      1.400          1.429         1,791,470

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.718          1.777           987,838
                                                       2006      1.663          1.718         2,168,353

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.828          1.855           799,904

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.104          1.133           184,278
                                                       2006      1.000          1.104            68,049
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.057          1.109           116,509
                                                       2006      1.000          1.057            42,701
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.075          1.120           379,547
                                                       2006      1.000          1.075           341,858
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.092          1.133         1,362,538
                                                       2006      1.000          1.092           458,707
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.110          1.146         2,019,152
                                                       2006      1.000          1.110           593,896
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2007      2.323          2.319         1,244,922

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.268          2.348         3,607,412
                                                       2006      2.107          2.268         6,182,766

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      2.180          2.130         1,116,736

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2007      1.060          1.122           925,817
                                                       2006      0.996          1.060         1,099,185

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.058          1.117         2,995,606
                                                       2006      0.996          1.058         3,198,641

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.958          1.904           673,607

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.290          2.385                --
                                                       2006      2.141          2.290           735,254

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.825          1.896           351,999
                                                       2006      1.752          1.825           760,014

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.193          1.208                --
                                                       2005      1.167          1.193         4,050,881
                                                       2004      1.162          1.167         3,978,797
                                                       2003      1.160          1.162         3,626,920
                                                       2002      1.151          1.160         4,276,846
                                                       2001      1.116          1.151         2,797,896
                                                       2000      1.057          1.116             3,181
                                                       1999      1.013          1.057                --
                                                       1998      1.000          1.013                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.135          1.203                --
                                                       2005      1.080          1.135            17,479
                                                       2004      1.000          1.080             5,160

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.001          1.025                --
                                                       2006      1.000          1.001           233,636
                                                       2005      1.000          1.000            13,021

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2007      1.313          1.420           783,061
                                                       2006      1.272          1.313         2,580,553
                                                       2005      1.249          1.272         2,017,831
                                                       2004      1.198          1.249         1,808,655
                                                       2003      1.148          1.198         1,647,691
                                                       2002      1.059          1.148         1,433,047
                                                       2001      1.000          1.059           241,694

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      0.936          1.027            75,092
                                                       2006      0.848          0.936            69,420
                                                       2005      0.796          0.848            67,921
                                                       2004      0.744          0.796            71,306
                                                       2003      0.567          0.744            55,253
                                                       2002      0.810          0.567            84,242
                                                       2001      1.000          0.810            45,903

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.474          1.601                --
                                                       2006      1.161          1.474         1,359,619
                                                       2005      1.041          1.161         1,294,451
                                                       2004      0.901          1.041         1,206,751
                                                       2003      0.705          0.901         1,247,131
                                                       2002      0.862          0.705           915,170
                                                       2001      1.000          0.862           381,220

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.058          2.205                --
                                                       2006      1.765          2.058         1,819,487
                                                       2005      1.659          1.765         1,767,557
                                                       2004      1.322          1.659         1,856,242
                                                       2003      0.889          1.322         1,334,080
                                                       2002      1.094          0.889           970,390
                                                       2001      1.000          1.094           255,109

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.967          1.033                --
                                                       2005      0.894          0.967           156,849
                                                       2004      0.845          0.894           145,832
                                                       2003      0.657          0.845           105,652
                                                       2002      0.869          0.657            63,409
                                                       2001      1.000          0.869            20,879

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.483          1.585                --
                                                       2005      1.486          1.483           511,555
                                                       2004      1.407          1.486           473,032
                                                       2003      1.121          1.407           107,427
                                                       2002      1.212          1.121            32,901
                                                       2001      1.230          1.212             4,616
                                                       2000      1.100          1.230               503
                                                       1999      1.000          1.100            66,449

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.356          2.581                --
                                                       2005      2.108          2.356         2,238,649
                                                       2004      1.821          2.108         2,198,288
                                                       2003      1.370          1.821         1,810,988
                                                       2002      1.608          1.370         1,086,972
                                                       2001      1.686          1.608           369,948
                                                       2000      1.454          1.686            10,638
                                                       1999      1.222          1.454             5,028
                                                       1998      1.000          1.222                 9

  Travelers Equity Income Subaccount (7/97)..........  2006      1.578          1.663                --
                                                       2005      1.519          1.578         2,235,482
                                                       2004      1.391          1.519         2,075,369
                                                       2003      1.067          1.391         1,834,891
                                                       2002      1.247          1.067         1,442,911
                                                       2001      1.343          1.247           866,686
                                                       2000      1.238          1.343            33,200
                                                       1999      1.187          1.238                --
                                                       1998      1.063          1.187                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.400          1.440                --
                                                       2005      1.373          1.400               501
                                                       2004      1.252          1.373               176
                                                       2003      1.029          1.252               105
                                                       2002      0.998          1.029               105
                                                       2001      0.985          0.998                --
                                                       2000      1.079          0.985                --
                                                       1999      1.053          1.079                --
                                                       1998      1.011          1.053                --

  Travelers Federated Stock Subaccount (7/97)........  2006      1.622          1.685                --
                                                       2005      1.549          1.622           390,996
                                                       2004      1.410          1.549           457,493
                                                       2003      1.111          1.410           408,756
                                                       2002      1.386          1.111           365,305
                                                       2001      1.371          1.386            17,042
                                                       2000      1.329          1.371                --
                                                       1999      1.270          1.329                --
                                                       1998      1.084          1.270                --

  Travelers Large Cap Subaccount (7/97)..............  2006      1.354          1.400                --
                                                       2005      1.253          1.354           816,919
                                                       2004      1.184          1.253           795,132
                                                       2003      0.955          1.184           798,503
                                                       2002      1.245          0.955           625,512
                                                       2001      1.515          1.245           547,251
                                                       2000      1.782          1.515            27,300
                                                       1999      1.386          1.782                --
                                                       1998      1.029          1.386                --

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.274          1.357                --
                                                       2005      1.144          1.274           180,104
                                                       2004      0.993          1.144           157,515
                                                       2003      0.824          0.993           118,258
                                                       2002      1.108          0.824            79,115
                                                       2001      1.437          1.108           230,822
                                                       2000      1.531          1.437           156,027
                                                       1999      1.245          1.531            18,357
                                                       1998      1.000          1.245             4,261

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.314          1.395                --
                                                       2005      1.283          1.314           383,071
                                                       2004      1.131          1.283           405,733
                                                       2003      0.830          1.131           296,557
                                                       2002      1.633          0.830           202,508
                                                       2001      2.152          1.633           325,204
                                                       2000      1.979          2.152           165,835
                                                       1999      1.213          1.979               415
                                                       1998      1.000          1.213                --

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      2.035          2.107                --
                                                       2005      1.988          2.035         3,410,646
                                                       2004      1.794          1.988         2,807,363
                                                       2003      1.549          1.794         2,510,455
                                                       2002      1.645          1.549         2,201,507
                                                       2001      1.655          1.645         1,523,540
                                                       2000      1.427          1.655            66,535
                                                       1999      1.399          1.427            76,473
                                                       1998      1.260          1.399            67,299

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.194          1.294                --
                                                       2005      1.128          1.194           115,971
                                                       2004      1.000          1.128            75,452

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.188          1.369                --
                                                       2005      1.092          1.188           263,280
                                                       2004      0.949          1.092           167,658
                                                       2003      0.742          0.949            80,226
                                                       2002      0.858          0.742            21,416
                                                       2001      1.169          0.858            15,934
                                                       2000      1.328          1.169                --
                                                       1999      1.098          1.328                --
                                                       1998      0.981          1.098                --

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.412          1.503                --
                                                       2005      1.340          1.412           213,115
                                                       2004      1.213          1.340           303,851
                                                       2003      0.986          1.213           170,355
                                                       2002      1.421          0.986           125,367
                                                       2001      1.857          1.421            87,240
                                                       2000      1.503          1.857            33,198
                                                       1999      1.514          1.503             8,345
                                                       1998      1.289          1.514             6,675

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.009          1.065                --
                                                       2005      1.000          1.009             2,859

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.602          1.623                --
                                                       2005      1.554          1.602           218,148
                                                       2004      1.409          1.554           144,266
                                                       2003      1.186          1.409           135,056
                                                       2002      1.127          1.186            62,808
                                                       2001      1.088          1.127           117,990
                                                       2000      1.098          1.088             4,035
                                                       1999      1.093          1.098             9,311
                                                       1998      1.092          1.093            31,397

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.454          1.446                --
                                                       2005      1.440          1.454           325,404
                                                       2004      1.402          1.440           316,329
                                                       2003      1.318          1.402           283,298
                                                       2002      1.254          1.318           236,922
                                                       2001      1.177          1.254           131,098
                                                       2000      1.107          1.177             1,597
                                                       1999      1.102          1.107             1,221
                                                       1998      1.021          1.102               228

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.560          1.633                --
                                                       2005      1.538          1.560           622,816
                                                       2004      1.404          1.538           669,603
                                                       2003      1.065          1.404           650,708
                                                       2002      1.614          1.065           489,407
                                                       2001      1.874          1.614           544,899
                                                       2000      2.305          1.874           275,547
                                                       1999      1.753          2.305            99,102
                                                       1998      1.367          1.753            32,748

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.030          1.190                --
                                                       2005      1.000          1.030               749

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.036                --
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.811          1.752                --
                                                       2005      1.746          1.811           786,487
                                                       2004      1.655          1.746           754,697
                                                       2003      1.621          1.655           645,692
                                                       2002      1.435          1.621           517,949
                                                       2001      1.364          1.435            34,745
                                                       2000      1.199          1.364             1,246
                                                       1999      1.259          1.199                --
                                                       1998      1.149          1.259             6,143

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.753          1.702           245,445
                                                       2006      1.520          1.753           285,286
                                                       2005      1.469          1.520           116,311
                                                       2004      1.258          1.469            96,505
                                                       2003      1.000          1.258            61,449

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.938          1.048             3,421
                                                       2006      0.884          0.938            46,218
                                                       2005      0.824          0.884            32,816
                                                       2004      0.799          0.824            28,823
                                                       2003      0.639          0.799            23,209
                                                       2002      0.913          0.639            13,723
                                                       2001      1.000          0.913             6,891

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (7/03).........................................  2007      0.802          0.930           109,960
                                                       2006      0.786          0.802           238,818
                                                       2005      0.735          0.786           164,175
                                                       2004      0.692          0.735           174,046
                                                       2003      0.548          0.692           245,721
                                                       2002      0.819          0.548           151,687
                                                       2001      1.000          0.819            56,640

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (9/98)..................................  2007      2.248          2.219            27,265
                                                       2006      1.954          2.248           181,917
                                                       2005      1.687          1.954           185,374
                                                       2004      1.454          1.687           194,987
                                                       2003      1.057          1.454           235,421
                                                       2002      1.383          1.057           223,092
                                                       2001      1.337          1.383            88,759
                                                       2000      1.247          1.337                --
                                                       1999      1.291          1.247                --
                                                       1998      1.000          1.291                --

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      2.172          2.293                 --
                                                       2006      1.895          2.172                 --
                                                       2005      1.825          1.895          1,552,335
                                                       2004      1.663          1.825          1,690,996
                                                       2003      1.306          1.663          9,686,750
                                                       2002      1.695          1.306          9,292,111
                                                       2001      1.946          1.695          9,351,608
                                                       2000      2.162          1.946          8,736,754
                                                       1999      1.807          2.162                 33
                                                       1998      1.421          1.807                 33

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.086          1.166                 --
                                                       2006      1.000          1.086             34,874

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.839          0.883                 --
                                                       2005      0.800          0.839             42,257
                                                       2004      0.763          0.800             77,434
                                                       2003      0.615          0.763             73,363
                                                       2002      0.889          0.615             59,104
                                                       2001      1.000          0.889             14,058

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.499          1.708            123,531
                                                       2006      1.255          1.499             78,462
                                                       2005      1.109          1.255              8,379
                                                       2004      1.000          1.109              8,379

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.375          1.532            197,035
                                                       2006      1.258          1.375            182,381
                                                       2005      1.091          1.258            119,350
                                                       2004      1.000          1.091                 --

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.299          1.353            101,446
                                                       2006      1.136          1.299             87,077
                                                       2005      1.082          1.136             37,529
                                                       2004      1.000          1.082                373

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.286          2.268                 --
                                                       2005      1.950          2.286          5,433,855
                                                       2004      1.644          1.950          5,510,261
                                                       2003      1.327          1.644         26,177,514
                                                       2002      1.786          1.327         26,946,828
                                                       2001      2.435          1.786         29,733,093
                                                       2000      3.143          2.435         30,028,514
                                                       1999      2.063          3.143            215,894
                                                       1998      1.000          2.063            241,615

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.040          3.193                 --
                                                       2006      2.312          3.040            239,778
                                                       2005      1.822          2.312            250,748
                                                       2004      1.470          1.822            247,726
                                                       2003      1.037          1.470            236,358
                                                       2002      1.182          1.037            304,408
                                                       2001      1.319          1.182            325,619
                                                       2000      1.942          1.319            254,148
                                                       1999      1.079          1.942             96,131
                                                       1998      1.000          1.079                285

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.567          3.378                 --
                                                       2005      2.415          2.567            296,129
                                                       2004      1.853          2.415            295,879
                                                       2003      1.393          1.853            289,598
                                                       2002      1.344          1.393            285,663
                                                       2001      1.245          1.344            137,268
                                                       2000      0.956          1.245             67,150
                                                       1999      1.000          0.956             17,064

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2007      2.736          2.534            445,402
                                                       2006      2.373          2.736            448,108
                                                       2005      2.186          2.373            944,746
                                                       2004      1.814          2.186            977,812
                                                       2003      1.288          1.814            996,693
                                                       2002      1.375          1.288            880,143
                                                       2001      1.240          1.375            542,325
                                                       2000      1.057          1.240            197,100
                                                       1999      1.120          1.057             86,532
                                                       1998      1.000          1.120              2,407

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.306          1.388          4,769,937
                                                       2006      1.131          1.306          5,398,065
                                                       2005      1.092          1.131          6,399,684
                                                       2004      1.048          1.092          7,461,713
                                                       2003      0.872          1.048          8,370,984
                                                       2002      1.055          0.872          9,251,637
                                                       2001      1.173          1.055         10,775,406
                                                       2000      1.190          1.173          9,459,681
                                                       1999      1.076          1.190          6,527,393
                                                       1998      1.000          1.076             60,832

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.917          1.691          1,694,486
                                                       2006      1.862          1.917          1,787,672
                                                       2005      1.774          1.862          2,255,092
                                                       2004      1.606          1.774          2,350,402
                                                       2003      1.229          1.606          3,883,410
                                                       2002      1.532          1.229          3,863,252
                                                       2001      1.645          1.532          3,043,988
                                                       2000      1.464          1.645          1,819,121
                                                       1999      1.198          1.464            363,977
                                                       1998      1.000          1.198              1,748

Fidelity(R) Variable Insurance Products
  VIP Asset Manager SM Subaccount (Initial Class)
  (11/97)............................................  2007      1.744          1.830                 --
                                                       2006      1.638          1.744                 --
                                                       2005      1.587          1.638          1,369,326
                                                       2004      1.517          1.587          1,480,270
                                                       2003      1.296          1.517          7,129,650
                                                       2002      1.431          1.296          7,564,566
                                                       2001      1.504          1.431          8,751,147
                                                       2000      1.578          1.504          8,934,315
                                                       1999      1.432          1.578                188
                                                       1998      1.255          1.432                188

  VIP Contrafund(R) Subaccount (Service Class 2)
  (4/03).............................................  2007      1.583          1.842          1,010,307
                                                       2006      1.432          1.583          1,003,656
                                                       2005      1.238          1.432            875,070
                                                       2004      1.083          1.238            840,729
                                                       2003      0.852          1.083            610,191
                                                       2002      0.950          0.852            251,956
                                                       2001      1.000          0.950                655

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (9/01)...........................  2007      1.307          1.384             37,548
                                                       2006      1.158          1.307             55,352
                                                       2005      0.967          1.158             33,158
                                                       2004      0.962          0.967             39,094
                                                       2003      0.777          0.962             38,317
                                                       2002      0.847          0.777             25,942
                                                       2001      1.000          0.847              1,000

  VIP Equity -- Income Subaccount (Initial Class)
  (11/97)............................................  2007      2.319          2.335                 79
                                                       2006      1.945          2.319                 79
                                                       2005      1.852          1.945          2,120,920
                                                       2004      1.674          1.852          2,302,232
                                                       2003      1.294          1.674         11,809,489
                                                       2002      1.571          1.294         12,326,008
                                                       2001      1.666          1.571         13,504,310
                                                       2000      1.549          1.666         13,184,237
                                                       1999      1.469          1.549                411
                                                       1998      1.326          1.469                624

  VIP Growth Subaccount (Initial Class) (11/97)......  2007      1.727          2.175                142
                                                       2006      1.629          1.727                142
                                                       2005      1.552          1.629          3,378,817
                                                       2004      1.514          1.552          3,845,340
                                                       2003      1.149          1.514         20,960,410
                                                       2002      1.657          1.149         20,810,968
                                                       2001      2.028          1.657         22,467,691
                                                       2000      2.296          2.028         22,300,692
                                                       1999      1.684          2.296                177
                                                       1998      1.217          1.684                431

  VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2007      1.284          1.310                 --
                                                       2006      1.164          1.284                 --
                                                       2005      1.142          1.164            187,401
                                                       2004      1.051          1.142            256,356
                                                       2003      0.832          1.051          1,783,443
                                                       2002      0.811          0.832          1,835,312
                                                       2001      0.926          0.811          2,043,361
                                                       2000      1.204          0.926          2,179,525
                                                       1999      1.122          1.204                 95
                                                       1998      1.183          1.122                 95

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (7/01)....  2007      2.040          2.334            682,204
                                                       2006      1.830          2.040            653,948
                                                       2005      1.563          1.830            524,518
                                                       2004      1.264          1.563            473,022
                                                       2003      0.921          1.264            353,263
                                                       2002      1.032          0.921            237,347
                                                       2001      1.000          1.032             50,422

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732                 --
                                                       2005      1.345          1.475             37,259
                                                       2004      1.204          1.345             35,258
                                                       2003      1.000          1.204             20,622

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.982          2.532             63,148
                                                       2006      1.559          1.982             48,998
                                                       2005      1.234          1.559                 78
                                                       2004      1.000          1.234                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.523          1.744             47,238
                                                       2006      1.264          1.523             30,802
                                                       2005      1.156          1.264             17,385
                                                       2004      1.000          1.156              7,482

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      2.497          2.649                 --
                                                       2006      2.073          2.497                 --
                                                       2005      2.012          2.073            373,925
                                                       2004      1.750          2.012            356,823
                                                       2003      1.333          1.750          3,436,476
                                                       2002      1.402          1.333          3,445,358
                                                       2001      1.566          1.402          3,777,475
                                                       2000      1.574          1.566          3,761,950
                                                       1999      1.291          1.574                 93
                                                       1998      1.223          1.291                 93

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.147          2.517                 --
                                                       2005      1.984          2.147          1,139,783
                                                       2004      1.721          1.984          1,180,397
                                                       2003      1.308          1.721          8,992,542
                                                       2002      1.614          1.308          9,204,878
                                                       2001      1.643          1.614          9,777,820
                                                       2000      1.542          1.643          9,345,295
                                                       1999      1.204          1.542                340
                                                       1998      1.199          1.204                875

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.469                 --
                                                       2005      1.126          1.216             90,279
                                                       2004      1.000          1.126             12,517

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.049          2.101                 --
                                                       2005      2.039          2.049            681,925
                                                       2004      1.890          2.039            727,263
                                                       2003      1.475          1.890          1,476,033
                                                       2002      1.422          1.475          1,341,715
                                                       2001      1.308          1.422          1,252,735
                                                       2000      1.306          1.308            888,540
                                                       1999      1.261          1.306            245,914
                                                       1998      1.193          1.261              3,334

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.153          1.195                 --
                                                       2005      1.080          1.153            208,490
                                                       2004      1.005          1.080            228,246
                                                       2003      0.891          1.005            226,568
                                                       2002      0.962          0.891            163,634
                                                       2001      1.000          0.962             13,448

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (7/01).....................................  2007      1.099          1.328            163,043
                                                       2006      0.978          1.099            146,078
                                                       2005      0.880          0.978            128,612
                                                       2004      0.736          0.880            134,271
                                                       2003      0.551          0.736             49,994
                                                       2002      0.772          0.551             28,529
                                                       2001      1.000          0.772              1,477

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/01).....................................  2007      0.965          1.046            185,888
                                                       2006      0.824          0.965            180,791
                                                       2005      0.787          0.824            182,884
                                                       2004      0.759          0.787            201,672
                                                       2003      0.619          0.759            212,144
                                                       2002      0.840          0.619            186,360
                                                       2001      1.000          0.840             23,216

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314                 --
                                                       2005      1.127          1.162              4,680
                                                       2004      1.000          1.127                781

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.996          1.063                 --
                                                       2006      0.935          0.996             41,797
                                                       2005      0.887          0.935             43,968
                                                       2004      0.869          0.887             53,043
                                                       2003      0.652          0.869             44,619
                                                       2002      0.898          0.652             28,903
                                                       2001      1.000          0.898             28,501

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.103          1.111          1,861,761
                                                       2006      1.022          1.103          2,035,461
                                                       2005      0.923          1.022          2,067,086
                                                       2004      0.846          0.923          2,306,943
                                                       2003      0.634          0.846          2,018,669
                                                       2002      0.949          0.634          1,128,359
                                                       2001      1.000          0.949            170,156

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2007      1.213          1.305            158,562
                                                       2006      1.065          1.213            165,780
                                                       2005      1.029          1.065            146,476
                                                       2004      0.954          1.029            330,800
                                                       2003      0.772          0.954            312,504
                                                       2002      0.943          0.772            205,234
                                                       2001      1.000          0.943             31,907

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.503          1.518             59,302

  LMPVET Dividend Strategy Subaccount (7/01).........  2007      0.959          1.012             80,250
                                                       2006      0.819          0.959             76,007
                                                       2005      0.828          0.819             27,471
                                                       2004      0.807          0.828             37,131
                                                       2003      0.659          0.807             28,990
                                                       2002      0.897          0.659             14,667
                                                       2001      1.000          0.897              3,470

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.078          1.122          5,110,031
                                                       2006      0.944          1.078          5,081,450
                                                       2005      0.912          0.944          5,331,880
                                                       2004      0.834          0.912          5,804,754
                                                       2003      0.658          0.834          5,331,997
                                                       2002      0.855          0.658          4,457,211
                                                       2001      0.983          0.855          2,849,660
                                                       2000      1.093          0.983          1,566,175
                                                       1999      1.000          1.093          1,014,729

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.283          1.289          1,950,355
                                                       2006      1.107          1.283            842,881
                                                       2005      1.065          1.107            911,292
                                                       2004      0.992          1.065          1,099,073
                                                       2003      0.722          0.992            972,729
                                                       2002      0.924          0.722            693,928
                                                       2001      1.000          0.924             71,327

  LMPVET International All Cap Opportunity Subaccount
  (3/97).............................................  2007      1.419          1.497          1,272,608
                                                       2006      1.137          1.419          1,325,448
                                                       2005      1.026          1.137          1,606,882
                                                       2004      0.877          1.026          1,767,015
                                                       2003      0.694          0.877          2,528,900
                                                       2002      0.941          0.694          2,622,169
                                                       2001      1.378          0.941          2,754,102
                                                       2000      1.823          1.378          1,750,019
                                                       1999      1.096          1.823            349,576
                                                       1998      1.037          1.096              4,211

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.976          2.036            473,560
                                                       2006      1.684          1.976            483,508
                                                       2005      1.593          1.684            472,194
                                                       2004      1.455          1.593            565,592
                                                       2003      1.109          1.455            586,238
                                                       2002      1.452          1.109            497,449
                                                       2001      1.527          1.452            384,727
                                                       2000      1.336          1.527             98,402
                                                       1999      1.206          1.336             66,421
                                                       1998      1.000          1.206              1,374

  LMPVET Large Cap Growth Subaccount (Class I)
  (8/98).............................................  2007      1.609          1.680          1,277,043
                                                       2006      1.550          1.609          1,369,820
                                                       2005      1.485          1.550          1,537,096
                                                       2004      1.492          1.485          1,743,036
                                                       2003      1.019          1.492          1,869,033
                                                       2002      1.365          1.019          1,932,920
                                                       2001      1.573          1.365          1,925,998
                                                       2000      1.704          1.573          1,305,175
                                                       1999      1.313          1.704            649,086
                                                       1998      1.000          1.313                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.238          1.352             89,982
                                                       2006      1.107          1.238             38,816
                                                       2005      1.064          1.107             35,017
                                                       2004      0.932          1.064             42,130
                                                       2003      0.631          0.932             39,230
                                                       2002      0.974          0.631             39,523
                                                       2001      1.000          0.974              2,204

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.810          1.991            552,507
                                                       2006      1.694          1.810            595,003
                                                       2005      1.636          1.694            755,351
                                                       2004      1.552          1.636            907,516
                                                       2003      1.214          1.552          1,729,132
                                                       2002      1.629          1.214          1,871,608
                                                       2001      1.947          1.629          1,999,114
                                                       2000      1.972          1.947          1,713,947
                                                       1999      1.716          1.972            608,076
                                                       1998      1.308          1.716             18,134

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.054          1.059                 --
                                                       2006      1.020          1.054                 --
                                                       2005      1.005          1.020                 --
                                                       2004      1.001          1.005                 --
                                                       2003      1.000          1.001                 --

  LMPVIT High Income Subaccount (10/96)..............  2007      1.551          1.543            183,374
                                                       2006      1.409          1.551            202,593
                                                       2005      1.384          1.409            255,339
                                                       2004      1.263          1.384            289,938
                                                       2003      0.999          1.263            496,206
                                                       2002      1.040          0.999            369,750
                                                       2001      1.090          1.040            494,130
                                                       2000      1.194          1.090            329,280
                                                       1999      1.173          1.194            230,410
                                                       1998      1.178          1.173              2,810

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (3/97)..............  2007      1.312          1.365             56,007
                                                       2006      1.264          1.312             67,656
                                                       2005      1.239          1.264            480,686
                                                       2004      1.238          1.239            467,624
                                                       2003      1.240          1.238            850,812
                                                       2002      1.234          1.240          1,402,440
                                                       2001      1.200          1.234          1,539,891
                                                       2000      1.141          1.200          1,166,205
                                                       1999      1.097          1.141             42,339
                                                       1998      1.053          1.097              2,799

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.318          1.410                 --
                                                       2006      1.176          1.318             30,084
                                                       2005      1.130          1.176             28,961
                                                       2004      0.986          1.130             33,390
                                                       2003      0.700          0.986             30,845
                                                       2002      0.949          0.700              6,439
                                                       2001      1.000          0.949              2,157

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.194          2.308                 --
                                                       2006      1.872          2.194            774,965
                                                       2005      1.814          1.872            876,893
                                                       2004      1.688          1.814            994,556
                                                       2003      1.224          1.688            964,724
                                                       2002      1.646          1.224            926,755
                                                       2001      1.628          1.646            759,039
                                                       2000      1.388          1.628            224,472
                                                       1999      1.146          1.388             88,070
                                                       1998      1.000          1.146              4,438

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.463          1.509                 --
                                                       2006      1.310          1.463             92,054
                                                       2005      1.278          1.310             83,926
                                                       2004      1.185          1.278             80,303
                                                       2003      1.031          1.185             97,044
                                                       2002      1.116          1.031             89,345
                                                       2001      1.134          1.116             66,956
                                                       2000      1.059          1.134             37,113
                                                       1999      1.059          1.059             30,146
                                                       1998      1.000          1.059              6,719

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.874          1.975                 --
                                                       2006      1.597          1.874              4,956
                                                       2005      1.512          1.597            279,796
                                                       2004      1.378          1.512            307,347
                                                       2003      1.088          1.378            937,091
                                                       2002      1.471          1.088            893,672
                                                       2001      1.615          1.471            751,488
                                                       2000      1.439          1.615          1,347,297
                                                       1999      1.449          1.439             77,050
                                                       1998      1.330          1.449              7,331

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379                 --
                                                       2006      1.138          1.323             27,510
                                                       2005      1.111          1.138             22,794
                                                       2004      1.000          1.111             22,529

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539                 --
                                                       2006      1.251          1.392             24,859
                                                       2005      1.165          1.251             16,831
                                                       2004      1.000          1.165              3,684

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.932          1.999                 --
                                                       2005      1.876          1.932          2,925,625
                                                       2004      1.728          1.876          3,344,096
                                                       2003      1.428          1.728          6,433,587
                                                       2002      1.575          1.428          6,863,051
                                                       2001      1.672          1.575          7,761,938
                                                       2000      1.713          1.672          8,300,279
                                                       1999      1.512          1.713          2,139,292
                                                       1998      1.255          1.512             51,150

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.434          2.561            398,951
                                                       2006      2.542          2.434            409,884

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.501          1.530            582,243
                                                       2006      1.416          1.501              8,875

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.423          1.496                 --
                                                       2006      1.336          1.423            478,768

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.483          1.503            460,523

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.110          1.090                 --
                                                       2006      1.035          1.110                 --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.491          1.466            849,683
                                                       2006      1.346          1.491            727,494

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.338          3.026            751,713
                                                       2006      2.268          2.338            745,244

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.232          1.098                 --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      2.124          2.241          1,802,979
                                                       2006      1.999          2.124          1,988,804

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2007      2.632          3.181                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.648          1.747              6,247
                                                       2006      1.564          1.648              5,820

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.083          1.118            525,124
                                                       2006      1.001          1.083            535,116

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.523          1.390             78,940

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.015          1.127            892,684
                                                       2006      1.022          1.015          1,009,228

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.186          1.310                 --
                                                       2006      1.188          1.186                 --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.173          4.020            197,308

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.574          1.662            428,893

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.432          1.529             90,463
                                                       2006      1.289          1.432             80,270

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.227          1.037            743,345
                                                       2006      1.003          1.227            836,142

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.026          1.092                 --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.594          1.660            314,468
                                                       2006      1.475          1.594            314,010

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.126          1.246                 --
                                                       2006      1.064          1.126                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.658          1.754            518,301
                                                       2006      1.592          1.658            501,145

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.343          1.292            372,815
                                                       2006      1.314          1.343             14,421

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.727          1.789                 --
                                                       2006      1.668          1.727         19,361,845
                                                       2005      1.648          1.668         21,982,579
                                                       2004      1.587          1.648         22,087,466
                                                       2003      1.515          1.587         27,859,329
                                                       2002      1.402          1.515         28,571,418
                                                       2001      1.322          1.402         26,013,416
                                                       2000      1.186          1.322         11,479,892
                                                       1999      1.230          1.186          4,355,250
                                                       1998      1.137          1.230            872,955

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.960          2.112                 --
                                                       2006      1.562          1.960         12,173,343
                                                       2005      1.373          1.562         17,425,745
                                                       2004      1.205          1.373         18,423,024
                                                       2003      0.934          1.205         28,745,348
                                                       2002      1.212          0.934         31,792,301
                                                       2001      1.555          1.212         27,148,815
                                                       2000      1.705          1.555         17,237,557
                                                       1999      1.297          1.705          5,139,992
                                                       1998      1.138          1.297            791,438

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.419          1.488                 --
                                                       2006      1.271          1.419         23,515,817
                                                       2005      1.201          1.271         30,646,741
                                                       2004      1.100          1.201         31,136,353
                                                       2003      0.865          1.100         46,539,704
                                                       2002      1.130          0.865         42,300,597
                                                       2001      1.352          1.130         35,202,731
                                                       2000      1.603          1.352         22,023,243
                                                       1999      1.620          1.603          5,408,519
                                                       1998      1.414          1.620          1,060,046

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.868          1.874                 --
                                                       2006      1.657          1.868          8,612,652
                                                       2005      1.557          1.657         11,665,174
                                                       2004      1.366          1.557         12,192,341
                                                       2003      0.962          1.366         21,329,351
                                                       2002      1.272          0.962         18,957,697
                                                       2001      1.262          1.272         17,341,913
                                                       2000      1.155          1.262         20,433,293
                                                       1999      0.852          1.155          5,098,615
                                                       1998      0.940          0.852          1,040,352

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.349          1.611          1,352,154
                                                       2006      1.374          1.349          1,510,882

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.484          1.565            308,286
                                                       2006      1.421          1.484            368,636

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2007      1.823          1.847                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.223          1.274          1,871,487
                                                       2006      1.189          1.223          2,214,862

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.154          1.098             65,459

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.402          1.446          7,813,729
                                                       2006      1.376          1.402          9,112,771

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.686          1.740          2,249,824
                                                       2006      1.634          1.686          2,560,360

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.788          1.814          5,181,687

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.102          1.129          3,796,333
                                                       2006      1.000          1.102             81,479
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.055          1.105            125,379
                                                       2006      1.000          1.055              2,110
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.073          1.116          3,635,110
                                                       2006      1.000          1.073              5,857
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.090          1.129         27,232,965
                                                       2006      1.000          1.090            141,308
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.108          1.141         26,253,065
                                                       2006      1.000          1.108            192,890
                                                       2005      1.000          1.000                 --

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2007      2.275          2.268          4,881,693

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.222          2.296          2,252,877
                                                       2006      2.067          2.222          2,463,044

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      2.132          2.083          4,706,695

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2007      1.058          1.118                 --
                                                       2006      0.996          1.058                 --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.056          1.113            270,535
                                                       2006      0.996          1.056            187,315

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.915          1.861          3,821,465

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.244          2.336                 --
                                                       2006      2.101          2.244            399,954

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.788          1.854            593,060
                                                       2006      1.718          1.788            646,867

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.176          1.189                 --
                                                       2005      1.152          1.176          2,091,678
                                                       2004      1.150          1.152          2,302,279
                                                       2003      1.150          1.150          2,831,048
                                                       2002      1.143          1.150          3,550,503
                                                       2001      1.111          1.143          2,173,177
                                                       2000      1.054          1.111          1,314,965
                                                       1999      1.012          1.054          1,193,784
                                                       1998      1.000          1.012             16,146

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198                 --
                                                       2005      1.078          1.131              2,369
                                                       2004      1.000          1.078                 41

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.999          1.022                 --
                                                       2006      1.000          0.999                 --
                                                       2005      1.000          1.000                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2007      1.298          1.401            495,830
                                                       2006      1.260          1.298            404,944
                                                       2005      1.240          1.260            365,327
                                                       2004      1.192          1.240            584,319
                                                       2003      1.144          1.192            635,374
                                                       2002      1.057          1.144            354,014
                                                       2001      1.000          1.057             45,689

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      0.926          1.013              6,680
                                                       2006      0.840          0.926              6,087
                                                       2005      0.790          0.840              5,412
                                                       2004      0.740          0.790             23,413
                                                       2003      0.565          0.740              6,382
                                                       2002      0.809          0.565              6,121
                                                       2001      1.000          0.809              1,007

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.457          1.582                 --
                                                       2006      1.150          1.457            342,400
                                                       2005      1.033          1.150            281,626
                                                       2004      0.897          1.033            327,039
                                                       2003      0.703          0.897            276,184
                                                       2002      0.861          0.703            133,696
                                                       2001      1.000          0.861              2,266

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.035          2.179                 --
                                                       2006      1.749          2.035            264,247
                                                       2005      1.647          1.749            246,017
                                                       2004      1.315          1.647            264,688
                                                       2003      0.886          1.315            211,738
                                                       2002      1.093          0.886            109,259
                                                       2001      1.000          1.093             17,255

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.958          1.022                 --
                                                       2005      0.888          0.958          1,052,801
                                                       2004      0.840          0.888          1,177,150
                                                       2003      0.655          0.840          1,170,591
                                                       2002      0.867          0.655          1,194,096
                                                       2001      1.000          0.867             10,002

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.464          1.564                 --
                                                       2005      1.470          1.464                 --
                                                       2004      1.394          1.470                 --
                                                       2003      1.113          1.394                 --
                                                       2002      1.207          1.113                 --
                                                       2001      1.226          1.207                 --
                                                       2000      1.099          1.226                 --
                                                       1999      1.000          1.099                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.322          2.542                 --
                                                       2005      2.082          2.322            560,555
                                                       2004      1.802          2.082            608,550
                                                       2003      1.358          1.802          1,926,826
                                                       2002      1.598          1.358          1,638,704
                                                       2001      1.678          1.598          1,069,783
                                                       2000      1.451          1.678            464,358
                                                       1999      1.289          1.451             45,075
                                                       1998      1.000          1.289              1,037

  Travelers Equity Income Subaccount (7/97)..........  2006      1.551          1.634                 --
                                                       2005      1.497          1.551          2,992,352
                                                       2004      1.373          1.497          3,648,618
                                                       2003      1.055          1.373          3,815,445
                                                       2002      1.236          1.055          3,877,818
                                                       2001      1.334          1.236          3,856,038
                                                       2000      1.232          1.334          3,017,488
                                                       1999      1.184          1.232          2,144,584
                                                       1998      1.062          1.184             86,915

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.377          1.416                 --
                                                       2005      1.354          1.377            116,387
                                                       2004      1.236          1.354            106,443
                                                       2003      1.018          1.236             98,872
                                                       2002      0.990          1.018             89,229
                                                       2001      0.979          0.990             40,900
                                                       2000      1.074          0.979             37,604
                                                       1999      1.050          1.074             38,465
                                                       1998      1.011          1.050             11,120

  Travelers Federated Stock Subaccount (7/97)........  2006      1.595          1.655                 --
                                                       2005      1.526          1.595            662,289
                                                       2004      1.392          1.526            684,873
                                                       2003      1.099          1.392            764,247
                                                       2002      1.373          1.099            837,314
                                                       2001      1.362          1.373            669,949
                                                       2000      1.323          1.362            357,769
                                                       1999      1.266          1.323            269,231
                                                       1998      1.083          1.266              8,544

  Travelers Large Cap Subaccount (7/97)..............  2006      1.331          1.376                 --
                                                       2005      1.235          1.331          4,388,964
                                                       2004      1.169          1.235          5,245,117
                                                       2003      0.945          1.169          5,592,251
                                                       2002      1.234          0.945          5,781,266
                                                       2001      1.504          1.234          5,782,038
                                                       2000      1.773          1.504          3,641,258
                                                       1999      1.382          1.773          2,550,992
                                                       1998      1.028          1.382             10,852

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.255          1.336                 --
                                                       2005      1.129          1.255            569,742
                                                       2004      0.982          1.129            569,173
                                                       2003      0.817          0.982            589,994
                                                       2002      1.101          0.817            698,313
                                                       2001      1.431          1.101            734,385
                                                       2000      1.527          1.431            486,870
                                                       1999      1.245          1.527            301,212
                                                       1998      1.000          1.245              7,232

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.295          1.374                 --
                                                       2005      1.267          1.295          1,588,079
                                                       2004      1.119          1.267          1,727,825
                                                       2003      0.823          1.119          1,669,471
                                                       2002      1.622          0.823          1,775,158
                                                       2001      2.142          1.622          1,560,715
                                                       2000      1.974          2.142            808,819
                                                       1999      1.212          1.974            233,024
                                                       1998      1.000          1.212              1,512

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.997          2.067                 --
                                                       2005      1.956          1.997          2,700,323
                                                       2004      1.769          1.956          3,094,227
                                                       2003      1.530          1.769          4,087,108
                                                       2002      1.628          1.530          4,135,912
                                                       2001      1.641          1.628          3,693,144
                                                       2000      1.418          1.641          1,699,453
                                                       1999      1.393          1.418          1,023,136
                                                       1998      1.257          1.393             85,454

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                 --
                                                       2005      1.127          1.190             19,967
                                                       2004      1.000          1.127                 --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.168          1.346                 --
                                                       2005      1.075          1.168            680,168
                                                       2004      0.937          1.075            678,502
                                                       2003      0.734          0.937            675,699
                                                       2002      0.850          0.734            793,486
                                                       2001      1.161          0.850            798,507
                                                       2000      1.322          1.161            596,990
                                                       1999      1.095          1.322            369,840
                                                       1998      0.980          1.095              6,737

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.386          1.475                 --
                                                       2005      1.318          1.386            381,987
                                                       2004      1.196          1.318            468,411
                                                       2003      0.974          1.196          1,082,084
                                                       2002      1.407          0.974          1,114,906
                                                       2001      1.842          1.407          1,267,842
                                                       2000      1.494          1.842            920,744
                                                       1999      1.507          1.494            118,785
                                                       1998      1.285          1.507              1,413

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.064                 --
                                                       2005      1.000          1.008                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.572          1.592                 --
                                                       2005      1.529          1.572            477,240
                                                       2004      1.389          1.529            463,747
                                                       2003      1.171          1.389            641,914
                                                       2002      1.115          1.171            578,159
                                                       2001      1.079          1.115            645,466
                                                       2000      1.091          1.079            578,829
                                                       1999      1.088          1.091            278,395
                                                       1998      1.080          1.088             36,325

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.431          1.421                 --
                                                       2005      1.419          1.431            579,779
                                                       2004      1.385          1.419            583,093
                                                       2003      1.305          1.385          2,027,577
                                                       2002      1.243          1.305          2,407,596
                                                       2001      1.170          1.243          2,340,766
                                                       2000      1.102          1.170          1,513,495
                                                       1999      1.099          1.102            151,498
                                                       1998      1.021          1.099                 32

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.532          1.602                 --
                                                       2005      1.513          1.532          7,477,355
                                                       2004      1.384          1.513          8,657,479
                                                       2003      1.052          1.384         20,871,610
                                                       2002      1.597          1.052         21,981,668
                                                       2001      1.858          1.597         24,269,522
                                                       2000      2.290          1.858         23,043,619
                                                       1999      1.746          2.290          3,927,438
                                                       1998      1.363          1.746             66,181

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.029          1.188                 --
                                                       2005      1.000          1.029                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                 --
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.778          1.718                 --
                                                       2005      1.718          1.778          1,071,895
                                                       2004      1.632          1.718          1,163,642
                                                       2003      1.601          1.632          2,737,867
                                                       2002      1.420          1.601          2,881,421
                                                       2001      1.353          1.420          1,949,970
                                                       2000      1.192          1.353            657,535
                                                       1999      1.253          1.192            110,708
                                                       1998      1.146          1.253             29,647

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.741          1.687             27,900
                                                       2006      1.512          1.741             24,670
                                                       2005      1.464          1.512              7,568
                                                       2004      1.257          1.464              5,458
                                                       2003      1.000          1.257                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.927          1.034              8,850
                                                       2006      0.875          0.927              6,819
                                                       2005      0.818          0.875              5,155
                                                       2004      0.794          0.818              5,962
                                                       2003      0.637          0.794              4,309
                                                       2002      0.912          0.637              5,145
                                                       2001      1.000          0.912              2,535

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (7/03).........................................  2007      0.793          0.917            128,916
                                                       2006      0.779          0.793            107,961
                                                       2005      0.729          0.779             54,699
                                                       2004      0.688          0.729             93,510
                                                       2003      0.546          0.688             61,424
                                                       2002      0.818          0.546             43,160
                                                       2001      1.000          0.818              9,230

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (9/98)..................................  2007      2.211          2.178            106,663
                                                       2006      1.926          2.211            119,254
                                                       2005      1.666          1.926            178,068
                                                       2004      1.438          1.666            155,798
                                                       2003      1.048          1.438            164,392
                                                       2002      1.374          1.048            139,394
                                                       2001      1.331          1.374             62,073
                                                       2000      1.244          1.331             36,164
                                                       1999      1.291          1.244             15,579
                                                       1998      1.000          1.291              1,963

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.085          1.164                 --
                                                       2006      1.000          1.085            167,196

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.835          0.879                 --
                                                       2005      0.797          0.835            194,567
                                                       2004      0.761          0.797            155,719
                                                       2003      0.614          0.761            142,910
                                                       2002      0.888          0.614            119,303
                                                       2001      1.000          0.888             17,938

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.495          1.701            745,517
                                                       2006      1.252          1.495            107,350
                                                       2005      1.108          1.252             37,996
                                                       2004      1.000          1.108             20,388

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.371          1.527          1,112,926
                                                       2006      1.255          1.371            735,285
                                                       2005      1.090          1.255            274,882
                                                       2004      1.000          1.090            100,116

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.295          1.348            764,064
                                                       2006      1.135          1.295            381,417
                                                       2005      1.082          1.135            141,287
                                                       2004      1.000          1.082             43,157

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.265          2.247                 --
                                                       2005      1.934          2.265          6,353,087
                                                       2004      1.633          1.934          7,119,040
                                                       2003      1.319          1.633          7,759,611
                                                       2002      1.776          1.319          8,312,995
                                                       2001      2.425          1.776          7,353,745
                                                       2000      3.132          2.425          8,351,011
                                                       1999      2.059          3.132          5,825,126
                                                       1998      1.285          2.059          2,581,625

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.015          3.166                 --
                                                       2006      2.296          3.015            426,723
                                                       2005      1.811          2.296            469,710
                                                       2004      1.462          1.811            439,086
                                                       2003      1.033          1.462            493,463
                                                       2002      1.178          1.033            462,012
                                                       2001      1.316          1.178            428,951
                                                       2000      1.940          1.316            416,918
                                                       1999      1.079          1.940            130,887
                                                       1998      1.000          1.079                309

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.549          3.351                 --
                                                       2005      2.400          2.549            646,064
                                                       2004      1.843          2.400            661,395
                                                       2003      1.388          1.843            577,035
                                                       2002      1.340          1.388            566,695
                                                       2001      1.243          1.340            200,175
                                                       2000      0.955          1.243             93,827
                                                       1999      1.000          0.955             31,985

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2007      2.713          2.511          1,081,375
                                                       2006      2.356          2.713          1,236,077
                                                       2005      2.173          2.356          1,411,732
                                                       2004      1.805          2.173          1,380,320
                                                       2003      1.283          1.805          1,187,991
                                                       2002      1.371          1.283          1,043,013
                                                       2001      1.237          1.371            512,386
                                                       2000      1.056          1.237            286,654
                                                       1999      1.120          1.056            128,715
                                                       1998      1.000          1.120                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.295          1.375          4,535,409
                                                       2006      1.122          1.295          5,225,633
                                                       2005      1.085          1.122          6,029,905
                                                       2004      1.042          1.085          7,085,943
                                                       2003      0.868          1.042          7,848,145
                                                       2002      1.051          0.868          7,987,601
                                                       2001      1.170          1.051          8,040,744
                                                       2000      1.188          1.170          7,923,781
                                                       1999      1.076          1.188          5,775,356
                                                       1998      1.000          1.076             18,841

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.901          1.676          2,273,973
                                                       2006      1.849          1.901          2,791,063
                                                       2005      1.763          1.849          3,297,157
                                                       2004      1.598          1.763          3,672,427
                                                       2003      1.224          1.598          3,791,241
                                                       2002      1.527          1.224          3,537,725
                                                       2001      1.642          1.527          2,746,630
                                                       2000      1.462          1.642          1,522,221
                                                       1999      1.198          1.462            437,132
                                                       1998      1.000          1.198              2,563

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (4/03).............................................  2007      1.574          1.830          1,755,796
                                                       2006      1.426          1.574          1,157,990
                                                       2005      1.233          1.426          1,184,373
                                                       2004      1.081          1.233            633,884
                                                       2003      0.850          1.081            363,655
                                                       2002      0.949          0.850            310,059
                                                       2001      1.000          0.949             73,676

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (9/01)...........................  2007      1.300          1.375             40,478
                                                       2006      1.152          1.300             39,697
                                                       2005      0.963          1.152             45,237
                                                       2004      0.960          0.963             48,367
                                                       2003      0.775          0.960             88,206
                                                       2002      0.846          0.775             67,081
                                                       2001      1.000          0.846              1,317

  VIP Mid Cap Subaccount (Service Class 2) (7/01)....  2007      2.029          2.319            991,137
                                                       2006      1.821          2.029            998,426
                                                       2005      1.557          1.821          1,043,023
                                                       2004      1.260          1.557            881,226
                                                       2003      0.920          1.260            622,123
                                                       2002      1.032          0.920            481,321
                                                       2001      1.000          1.032             13,933

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.471          1.726                 --
                                                       2005      1.343          1.471             69,150
                                                       2004      1.203          1.343             63,881
                                                       2003      1.000          1.203                419

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.976          2.522            360,069
                                                       2006      1.557          1.976            192,844
                                                       2005      1.233          1.557             66,965
                                                       2004      1.000          1.233             14,936

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.519          1.738            327,668
                                                       2006      1.262          1.519            188,377
                                                       2005      1.156          1.262             80,421
                                                       2004      1.000          1.156             24,205

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.214          1.466                 --
                                                       2005      1.125          1.214             23,479
                                                       2004      1.000          1.125             13,087

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.031          2.081                 --
                                                       2005      2.022          2.031          1,128,044
                                                       2004      1.876          2.022          1,205,658
                                                       2003      1.466          1.876          1,347,718
                                                       2002      1.414          1.466          1,273,395
                                                       2001      1.303          1.414          1,092,333
                                                       2000      1.302          1.303          1,041,038
                                                       1999      1.258          1.302            715,406
                                                       1998      1.191          1.258            255,952

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.148          1.189                 --
                                                       2005      1.076          1.148          1,582,949
                                                       2004      1.003          1.076          1,459,758
                                                       2003      0.890          1.003          1,236,613
                                                       2002      0.962          0.890            846,384
                                                       2001      1.000          0.962            164,981

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (7/01).....................................  2007      1.093          1.319            380,504
                                                       2006      0.974          1.093            194,957
                                                       2005      0.877          0.974            266,588
                                                       2004      0.734          0.877            253,071
                                                       2003      0.550          0.734            164,576
                                                       2002      0.772          0.550             99,571
                                                       2001      1.000          0.772              8,526

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/01).....................................  2007      0.959          1.039            416,733
                                                       2006      0.821          0.959            473,750
                                                       2005      0.784          0.821            570,927
                                                       2004      0.757          0.784            532,525
                                                       2003      0.618          0.757            460,203
                                                       2002      0.839          0.618            429,601
                                                       2001      1.000          0.839             40,798

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.161          1.310                 --
                                                       2005      1.126          1.161             55,827
                                                       2004      1.000          1.126             13,219

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.990          1.056                 --
                                                       2006      0.931          0.990              4,226
                                                       2005      0.883          0.931              7,877
                                                       2004      0.866          0.883             10,798
                                                       2003      0.651          0.866             12,623
                                                       2002      0.897          0.651             15,167
                                                       2001      1.000          0.897              1,374

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.097          1.103          1,589,076
                                                       2006      1.017          1.097          2,038,211
                                                       2005      0.919          1.017          3,720,026
                                                       2004      0.844          0.919          3,621,393
                                                       2003      0.633          0.844          3,360,125
                                                       2002      0.948          0.633          2,480,829
                                                       2001      1.000          0.948            563,198

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2007      1.206          1.296            536,374
                                                       2006      1.060          1.206            543,728
                                                       2005      1.026          1.060            523,271
                                                       2004      0.951          1.026            445,019
                                                       2003      0.771          0.951            297,917
                                                       2002      0.943          0.771            158,885
                                                       2001      1.000          0.943              5,643

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.490          1.504            325,398

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (7/01).........  2007      0.953          1.006             90,756
                                                       2006      0.816          0.953            221,451
                                                       2005      0.825          0.816            135,518
                                                       2004      0.805          0.825            118,865
                                                       2003      0.658          0.805             98,038
                                                       2002      0.897          0.658             79,175
                                                       2001      1.000          0.897              9,901

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.069          1.112          5,965,551
                                                       2006      0.937          1.069          7,596,085
                                                       2005      0.907          0.937         10,446,286
                                                       2004      0.830          0.907         10,703,405
                                                       2003      0.656          0.830         11,088,386
                                                       2002      0.853          0.656         10,110,522
                                                       2001      0.982          0.853          8,223,768
                                                       2000      1.092          0.982          5,518,988
                                                       1999      1.000          1.092          1,901,306

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.276          1.280          3,751,118
                                                       2006      1.102          1.276          1,304,454
                                                       2005      1.061          1.102          3,124,271
                                                       2004      0.990          1.061          3,118,323
                                                       2003      0.720          0.990          2,853,835
                                                       2002      0.924          0.720          2,191,811
                                                       2001      1.000          0.924            440,652

  LMPVET International All Cap Opportunity Subaccount
  (3/97).............................................  2007      1.405          1.481          1,295,873
                                                       2006      1.126          1.405          1,358,046
                                                       2005      1.017          1.126          1,627,698
                                                       2004      0.871          1.017          1,781,163
                                                       2003      0.689          0.871          1,882,936
                                                       2002      0.936          0.689          2,046,810
                                                       2001      1.373          0.936          1,871,050
                                                       2000      1.817          1.373          2,064,021
                                                       1999      1.093          1.817          1,188,533
                                                       1998      1.036          1.093            180,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.959          2.018          1,032,239
                                                       2006      1.672          1.959            615,612
                                                       2005      1.584          1.672            883,934
                                                       2004      1.448          1.584            889,824
                                                       2003      1.104          1.448            902,392
                                                       2002      1.447          1.104            870,678
                                                       2001      1.524          1.447            659,155
                                                       2000      1.334          1.524            114,539
                                                       1999      1.206          1.334             62,568
                                                       1998      1.000          1.206                 --

  LMPVET Large Cap Growth Subaccount (Class I)
  (8/98).............................................  2007      1.595          1.665          1,039,308
                                                       2006      1.539          1.595          1,234,551
                                                       2005      1.476          1.539          1,480,944
                                                       2004      1.484          1.476          1,719,148
                                                       2003      1.015          1.484          1,941,955
                                                       2002      1.361          1.015          1,940,776
                                                       2001      1.570          1.361          1,850,997
                                                       2000      1.702          1.570          1,419,996
                                                       1999      1.313          1.702            663,945
                                                       1998      1.000          1.313              4,942

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.231          1.343            433,590
                                                       2006      1.102          1.231            256,819
                                                       2005      1.060          1.102            241,290
                                                       2004      0.929          1.060            228,170
                                                       2003      0.630          0.929            134,409
                                                       2002      0.973          0.630             69,007
                                                       2001      1.000          0.973              2,230

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.791          1.969          1,894,437
                                                       2006      1.678          1.791          2,229,258
                                                       2005      1.622          1.678          2,509,019
                                                       2004      1.541          1.622          2,804,373
                                                       2003      1.207          1.541          3,178,233
                                                       2002      1.620          1.207          3,494,280
                                                       2001      1.939          1.620          3,425,737
                                                       2000      1.966          1.939          3,098,531
                                                       1999      1.712          1.966          2,313,144
                                                       1998      1.307          1.712            417,397

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.050          1.055             79,277
                                                       2006      1.018          1.050             47,841
                                                       2005      1.003          1.018             16,174
                                                       2004      1.001          1.003                 --
                                                       2003      1.000          1.001                 --

  LMPVIT High Income Subaccount (10/96)..............  2007      1.535          1.526            427,667
                                                       2006      1.396          1.535            433,494
                                                       2005      1.373          1.396            519,496
                                                       2004      1.254          1.373            542,473
                                                       2003      0.992          1.254            536,859
                                                       2002      1.035          0.992            555,853
                                                       2001      1.085          1.035            499,948
                                                       2000      1.191          1.085            575,899
                                                       1999      1.171          1.191            469,907
                                                       1998      1.176          1.171            131,098

  LMPVIT Money Market Subaccount (3/97)..............  2007      1.299          1.350            901,396
                                                       2006      1.253          1.299            944,285
                                                       2005      1.229          1.253          1,190,937
                                                       2004      1.229          1.229          1,343,408
                                                       2003      1.232          1.229          1,342,321
                                                       2002      1.228          1.232          1,247,340
                                                       2001      1.195          1.228          1,220,955
                                                       2000      1.137          1.195          1,095,586
                                                       1999      1.095          1.137            700,936
                                                       1998      1.052          1.095            296,260

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.310          1.401                 --
                                                       2006      1.171          1.310            153,471
                                                       2005      1.126          1.171            178,619
                                                       2004      0.983          1.126             95,537
                                                       2003      0.699          0.983             79,685
                                                       2002      0.948          0.699             44,797
                                                       2001      1.000          0.948                341

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.176          2.288                 --
                                                       2006      1.859          2.176          1,945,625
                                                       2005      1.803          1.859          3,315,988
                                                       2004      1.679          1.803          3,401,156
                                                       2003      1.219          1.679          3,127,938
                                                       2002      1.641          1.219          2,774,490
                                                       2001      1.625          1.641          1,748,997
                                                       2000      1.387          1.625            830,518
                                                       1999      1.146          1.387            200,061
                                                       1998      1.000          1.146                246

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.451          1.496                 --
                                                       2006      1.301          1.451            350,188
                                                       2005      1.270          1.301            368,465
                                                       2004      1.179          1.270            380,349
                                                       2003      1.026          1.179            474,441
                                                       2002      1.112          1.026            427,969
                                                       2001      1.131          1.112            299,085
                                                       2000      1.058          1.131            238,124
                                                       1999      1.059          1.058            128,948
                                                       1998      1.000          1.059                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.855          1.954                 --
                                                       2006      1.582          1.855            574,668
                                                       2005      1.499          1.582            640,509
                                                       2004      1.368          1.499            692,603
                                                       2003      1.081          1.368            738,959
                                                       2002      1.463          1.081            842,410
                                                       2001      1.608          1.463          1,110,331
                                                       2000      1.434          1.608          1,162,121
                                                       1999      1.446          1.434            896,535
                                                       1998      1.329          1.446            509,575

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.320          1.375                 --
                                                       2006      1.136          1.320             83,849
                                                       2005      1.110          1.136             47,923
                                                       2004      1.000          1.110             17,490

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.389          1.534                 --
                                                       2006      1.249          1.389            164,873
                                                       2005      1.164          1.249             66,680
                                                       2004      1.000          1.164             37,796

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.914          1.980                 --
                                                       2005      1.860          1.914          8,060,964
                                                       2004      1.715          1.860          9,319,822
                                                       2003      1.419          1.715         10,487,685
                                                       2002      1.566          1.419         11,222,707
                                                       2001      1.665          1.566         10,742,074
                                                       2000      1.708          1.665         10,503,987
                                                       1999      1.509          1.708          6,231,885
                                                       1998      1.254          1.509          1,472,171

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.414          2.537            819,379
                                                       2006      2.523          2.414            907,861

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.487          1.514          1,327,867
                                                       2006      1.404          1.487            145,473

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.411          1.483                 --
                                                       2006      1.326          1.411            387,771

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.471          1.489            394,261

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.109          1.088             13,493
                                                       2006      1.035          1.109              3,733

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.477          1.451            931,999
                                                       2006      1.334          1.477          1,076,631

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.314          2.992          4,236,031
                                                       2006      2.247          2.314          4,957,866

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.230          1.095              8,219

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      2.102          2.216          5,401,661
                                                       2006      1.980          2.102          6,525,662

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.636          1.732             46,801
                                                       2006      1.554          1.636                 --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.083          1.116          2,130,070
                                                       2006      1.001          1.083          2,465,798

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.518          1.385            221,634

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.010          1.120            590,141
                                                       2006      1.017          1.010            796,763

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.184          1.307              4,215
                                                       2006      1.187          1.184                 --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.146          3.983            392,840

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.564          1.650            403,243

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.428          1.524            279,865
                                                       2006      1.286          1.428             90,799

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.226          1.035          1,545,197
                                                       2006      1.003          1.226          1,683,191

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.024          1.090             18,533

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.578          1.642            710,891
                                                       2006      1.461          1.578            813,581

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.124          1.244                 --
                                                       2006      1.063          1.124                180

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.641          1.735            773,485
                                                       2006      1.577          1.641            526,321

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.339          1.287          1,013,182
                                                       2006      1.310          1.339            130,977

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.709          1.770             (6,353)
                                                       2006      1.653          1.709         26,664,597
                                                       2005      1.634          1.653         31,980,172
                                                       2004      1.576          1.634         33,286,337
                                                       2003      1.506          1.576         33,323,373
                                                       2002      1.395          1.506         34,775,771
                                                       2001      1.317          1.395         30,361,670
                                                       2000      1.183          1.317         14,899,209
                                                       1999      1.227          1.183          9,288,007
                                                       1998      1.135          1.227          2,127,335

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.940          2.089             (3,231)
                                                       2006      1.547          1.940         14,711,960
                                                       2005      1.362          1.547         19,827,146
                                                       2004      1.196          1.362         22,557,627
                                                       2003      0.928          1.196         26,460,006
                                                       2002      1.206          0.928         30,021,643
                                                       2001      1.549          1.206         23,995,470
                                                       2000      1.699          1.549         15,136,568
                                                       1999      1.294          1.699          9,785,093
                                                       1998      1.136          1.294          2,315,866

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.405          1.472             (7,842)
                                                       2006      1.259          1.405         30,110,991
                                                       2005      1.191          1.259         36,861,012
                                                       2004      1.092          1.191         40,567,075
                                                       2003      0.860          1.092         44,895,679
                                                       2002      1.124          0.860         42,762,585
                                                       2001      1.347          1.124         33,478,901
                                                       2000      1.598          1.347         21,922,793
                                                       1999      1.617          1.598         12,359,933
                                                       1998      1.412          1.617          3,149,947

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.849          1.853             (2,196)
                                                       2006      1.642          1.849         10,362,805
                                                       2005      1.544          1.642         13,217,353
                                                       2004      1.356          1.544         14,893,781
                                                       2003      0.956          1.356         17,742,614
                                                       2002      1.265          0.956         16,221,571
                                                       2001      1.257          1.265         14,103,051
                                                       2000      1.152          1.257         16,945,813
                                                       1999      0.850          1.152         11,854,378
                                                       1998      0.939          0.850          2,811,132

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.338          1.596          1,525,285
                                                       2006      1.364          1.338          1,792,071

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.471          1.549          1,174,968
                                                       2006      1.409          1.471          1,056,800

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.212          1.262          3,207,543
                                                       2006      1.180          1.212          4,060,443

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.153          1.097            130,955

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.389          1.431          9,101,133
                                                       2006      1.364          1.389         10,883,029

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.670          1.722          4,536,921
                                                       2006      1.620          1.670          5,275,553

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.768          1.794          5,729,137

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.101          1.127          2,911,712
                                                       2006      1.000          1.101             16,445
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.054          1.103            704,546
                                                       2006      1.000          1.054              2,856
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.072          1.114          5,513,769
                                                       2006      1.000          1.072            135,541
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.089          1.126         35,938,012
                                                       2006      1.000          1.089            199,419
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.107          1.139         30,615,628
                                                       2006      1.000          1.107             73,043
                                                       2005      1.000          1.000                 --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      2.259          2.242          4,539,860

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.199          2.270          4,363,890
                                                       2006      2.048          2.199          4,296,637

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      2.109          2.060          4,312,881

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.056          1.112            640,335
                                                       2006      0.996          1.056            269,988

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.893          1.841          3,253,451

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.221          2.311                 --
                                                       2006      2.081          2.221            946,748

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.770          1.833          1,296,896
                                                       2006      1.702          1.770          1,494,843

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.167          1.180                 --
                                                       2005      1.145          1.167          4,167,488
                                                       2004      1.144          1.145          3,813,983
                                                       2003      1.145          1.144          4,725,783
                                                       2002      1.140          1.145          4,862,455
                                                       2001      1.108          1.140          3,329,970
                                                       2000      1.053          1.108          1,855,767
                                                       1999      1.012          1.053          1,189,996
                                                       1998      1.000          1.012              9,415

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.129          1.196                 --
                                                       2005      1.077          1.129              4,091
                                                       2004      1.000          1.077              3,315

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.998          1.020                 --
                                                       2006      1.000          0.998              4,407
                                                       2005      1.000          1.000              1,413

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2007      1.291          1.391          1,385,134
                                                       2006      1.255          1.291          1,270,331
                                                       2005      1.236          1.255          1,495,695
                                                       2004      1.189          1.236          1,382,613
                                                       2003      1.142          1.189          1,042,471
                                                       2002      1.056          1.142            889,048
                                                       2001      1.000          1.056             53,795

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      0.921          1.006                 --
                                                       2006      0.836          0.921              1,698
                                                       2005      0.787          0.836             26,717
                                                       2004      0.738          0.787             17,365
                                                       2003      0.564          0.738             29,852
                                                       2002      0.808          0.564             55,233
                                                       2001      1.000          0.808                 24

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.449          1.572                 --
                                                       2006      1.145          1.449            394,641
                                                       2005      1.030          1.145            451,543
                                                       2004      0.894          1.030            422,444
                                                       2003      0.702          0.894            391,357
                                                       2002      0.860          0.702            361,446
                                                       2001      1.000          0.860             28,620

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.023          2.166                 --
                                                       2006      1.741          2.023            628,760
                                                       2005      1.641          1.741            622,184
                                                       2004      1.312          1.641            585,757
                                                       2003      0.885          1.312            483,680
                                                       2002      1.092          0.885            354,693
                                                       2001      1.000          1.092             82,682

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.953          1.017                 --
                                                       2005      0.885          0.953            912,697
                                                       2004      0.838          0.885          1,104,995
                                                       2003      0.654          0.838          1,071,564
                                                       2002      0.867          0.654          1,031,030
                                                       2001      1.000          0.867              2,726

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.455          1.554                 --
                                                       2005      1.463          1.455                 --
                                                       2004      1.388          1.463                 --
                                                       2003      1.110          1.388                 --
                                                       2002      1.204          1.110                 --
                                                       2001      1.225          1.204                 --
                                                       2000      1.098          1.225                 --
                                                       1999      1.000          1.098                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.305          2.523                 --
                                                       2005      2.069          2.305          1,037,187
                                                       2004      1.793          2.069          1,060,803
                                                       2003      1.352          1.793          1,121,697
                                                       2002      1.593          1.352          1,139,600
                                                       2001      1.675          1.593            887,516
                                                       2000      1.449          1.675            551,755
                                                       1999      1.289          1.449            240,631
                                                       1998      1.000          1.289                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (7/97)..........  2006      1.538          1.620                 --
                                                       2005      1.486          1.538          6,984,373
                                                       2004      1.364          1.486          7,766,610
                                                       2003      1.050          1.364          8,505,278
                                                       2002      1.231          1.050          9,014,270
                                                       2001      1.330          1.231          8,908,492
                                                       2000      1.229          1.330          8,694,057
                                                       1999      1.182          1.229          6,669,310
                                                       1998      1.062          1.182          2,633,036

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.366          1.404                 --
                                                       2005      1.344          1.366            144,690
                                                       2004      1.229          1.344            145,493
                                                       2003      1.013          1.229            142,648
                                                       2002      0.985          1.013            136,893
                                                       2001      0.975          0.985            213,598
                                                       2000      1.072          0.975            279,023
                                                       1999      1.049          1.072            218,380
                                                       1998      1.011          1.049             99,171

  Travelers Federated Stock Subaccount (7/97)........  2006      1.581          1.641                 --
                                                       2005      1.515          1.581          1,265,945
                                                       2004      1.383          1.515          1,402,815
                                                       2003      1.093          1.383          1,405,284
                                                       2002      1.367          1.093          1,644,124
                                                       2001      1.357          1.367          1,405,018
                                                       2000      1.320          1.357          1,809,305
                                                       1999      1.264          1.320          1,413,168
                                                       1998      1.083          1.264            591,770

  Travelers Large Cap Subaccount (7/97)..............  2006      1.320          1.364                 --
                                                       2005      1.226          1.320          5,416,783
                                                       2004      1.161          1.226          6,291,689
                                                       2003      0.940          1.161          7,068,308
                                                       2002      1.228          0.940          7,267,402
                                                       2001      1.499          1.228          7,061,359
                                                       2000      1.769          1.499          7,995,633
                                                       1999      1.380          1.769          4,955,852
                                                       1998      1.028          1.380            520,424

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.246          1.326                 --
                                                       2005      1.122          1.246            401,825
                                                       2004      0.977          1.122            369,816
                                                       2003      0.814          0.977            410,094
                                                       2002      1.097          0.814            463,710
                                                       2001      1.427          1.097            367,340
                                                       2000      1.525          1.427            271,264
                                                       1999      1.245          1.525            120,603
                                                       1998      1.000          1.245                214

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.286          1.364                 --
                                                       2005      1.259          1.286          2,285,720
                                                       2004      1.113          1.259          2,446,747
                                                       2003      0.820          1.113          2,656,075
                                                       2002      1.617          0.820          2,515,434
                                                       2001      2.137          1.617          1,931,448
                                                       2000      1.972          2.137          1,377,795
                                                       1999      1.212          1.972            154,186
                                                       1998      1.000          1.212                538

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.979          2.048                 --
                                                       2005      1.940          1.979          4,969,495
                                                       2004      1.756          1.940          4,604,359
                                                       2003      1.520          1.756          4,176,293
                                                       2002      1.619          1.520          3,806,000
                                                       2001      1.634          1.619          2,739,880
                                                       2000      1.414          1.634          1,737,087
                                                       1999      1.390          1.414          1,607,844
                                                       1998      1.256          1.390            338,122

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.188          1.286                 --
                                                       2005      1.126          1.188              6,233
                                                       2004      1.000          1.126              3,503

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.159          1.334                 --
                                                       2005      1.068          1.159          1,203,096
                                                       2004      0.931          1.068          1,168,328
                                                       2003      0.730          0.931          1,114,148
                                                       2002      0.847          0.730          1,208,152
                                                       2001      1.157          0.847          1,156,058
                                                       2000      1.319          1.157          1,022,403
                                                       1999      1.093          1.319            440,369
                                                       1998      0.979          1.093            139,586

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.373          1.461                 --
                                                       2005      1.308          1.373            999,949
                                                       2004      1.187          1.308          1,089,065
                                                       2003      0.968          1.187          1,202,636
                                                       2002      1.399          0.968          1,171,906
                                                       2001      1.834          1.399          1,031,776
                                                       2000      1.489          1.834            656,973
                                                       1999      1.504          1.489            375,024
                                                       1998      1.284          1.504             77,322

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.063                 --
                                                       2005      1.000          1.008                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.558          1.577                 --
                                                       2005      1.516          1.558            531,932
                                                       2004      1.379          1.516            517,204
                                                       2003      1.164          1.379            513,026
                                                       2002      1.109          1.164            505,465
                                                       2001      1.074          1.109            452,977
                                                       2000      1.088          1.074            358,569
                                                       1999      1.086          1.088            249,302
                                                       1998      1.088          1.086             95,775

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.419          1.409                 --
                                                       2005      1.409          1.419          1,206,162
                                                       2004      1.376          1.409          1,257,867
                                                       2003      1.298          1.376          1,262,182
                                                       2002      1.238          1.298          1,222,675
                                                       2001      1.166          1.238          1,017,864
                                                       2000      1.100          1.166            536,459
                                                       1999      1.098          1.100            382,500
                                                       1998      1.020          1.098                806

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.517          1.587                 --
                                                       2005      1.501          1.517          6,825,267
                                                       2004      1.374          1.501          7,455,295
                                                       2003      1.046          1.374          8,333,571
                                                       2002      1.589          1.046          8,885,320
                                                       2001      1.850          1.589          8,483,917
                                                       2000      2.283          1.850          7,514,662
                                                       1999      1.742          2.283          4,335,442
                                                       1998      1.362          1.742          1,050,338

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.029          1.187                 --
                                                       2005      1.000          1.029                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                 --
                                                       2005      1.000          1.000                 --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.762          1.702                 --
                                                       2005      1.704          1.762          2,180,068
                                                       2004      1.620          1.704          2,433,134
                                                       2003      1.591          1.620          2,731,377
                                                       2002      1.413          1.591          2,516,486
                                                       2001      1.347          1.413          1,682,264
                                                       2000      1.188          1.347          1,106,538
                                                       1999      1.250          1.188            880,918
                                                       1998      1.145          1.250            210,497

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.734          1.679            388,982
                                                       2006      1.508          1.734            259,543
                                                       2005      1.462          1.508            158,092
                                                       2004      1.256          1.462            103,874
                                                       2003      1.000          1.256             62,135

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.922          1.027              8,548
                                                       2006      0.871          0.922             19,445
                                                       2005      0.815          0.871             24,092
                                                       2004      0.792          0.815             43,549
                                                       2003      0.636          0.792             31,131
                                                       2002      0.911          0.636             28,795
                                                       2001      1.000          0.911              5,450

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (7/03).........................................  2007      0.788          0.911            264,886
                                                       2006      0.775          0.788            305,776
                                                       2005      0.727          0.775            339,317
                                                       2004      0.687          0.727            257,071
                                                       2003      0.545          0.687            254,916
                                                       2002      0.817          0.545            205,986
                                                       2001      1.000          0.817              7,044

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (9/98)..................................  2007      2.193          2.158            298,662
                                                       2006      1.912          2.193            317,517
                                                       2005      1.656          1.912            364,461
                                                       2004      1.431          1.656            363,799
                                                       2003      1.043          1.431            352,110
                                                       2002      1.370          1.043            363,737
                                                       2001      1.328          1.370            162,224
                                                       2000      1.242          1.328             51,233
                                                       1999      1.290          1.242             16,658
                                                       1998      1.000          1.290                325






               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.083          1.162                --
                                                       2006      1.000          1.083             4,745

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.825          0.868                --
                                                       2005      0.790          0.825             4,831
                                                       2004      0.756          0.790             2,999
                                                       2003      0.611          0.756             1,412
                                                       2002      0.886          0.611                --
                                                       2001      1.000          0.886                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.485          1.686           339,254
                                                       2006      1.247          1.485           119,009
                                                       2005      1.106          1.247            23,568
                                                       2004      1.000          1.106                --

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.362          1.513           611,108
                                                       2006      1.250          1.362           265,631
                                                       2005      1.088          1.250            81,797
                                                       2004      1.000          1.088             2,690

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.287          1.336         1,337,881
                                                       2006      1.130          1.287           474,036
                                                       2005      1.080          1.130           445,525
                                                       2004      1.000          1.080             3,166

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.214          2.194                --
                                                       2005      1.894          2.214         2,477,295
                                                       2004      1.603          1.894         1,739,170
                                                       2003      1.298          1.603         1,800,543
                                                       2002      1.753          1.298         1,993,402
                                                       2001      2.400          1.753         1,026,204
                                                       2000      3.107          2.400           909,468
                                                       1999      2.047          3.107           809,231
                                                       1998      1.282          2.047           429,279

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.954          3.099                --
                                                       2006      2.255          2.954            54,320
                                                       2005      1.783          2.255            47,608
                                                       2004      1.444          1.783            68,011
                                                       2003      1.022          1.444            64,081
                                                       2002      1.169          1.022            55,791
                                                       2001      1.309          1.169            46,246
                                                       2000      1.934          1.309            22,906
                                                       1999      1.079          1.934             1,865
                                                       1998      1.000          1.079                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.505          3.285                --
                                                       2005      2.365          2.505           130,738
                                                       2004      1.821          2.365            68,411
                                                       2003      1.374          1.821            36,499
                                                       2002      1.330          1.374            28,806
                                                       2001      1.237          1.330            17,886
                                                       2000      0.952          1.237             6,571
                                                       1999      1.000          0.952             2,453

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2007      2.658          2.453           173,916
                                                       2006      2.314          2.658           124,764
                                                       2005      2.139          2.314           105,070
                                                       2004      1.781          2.139           137,100
                                                       2003      1.269          1.781           113,727
                                                       2002      1.360          1.269            82,340
                                                       2001      1.230          1.360            31,849
                                                       2000      1.053          1.230            30,241
                                                       1999      1.120          1.053             9,931
                                                       1998      1.000          1.120             3,994

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2007      1.268          1.343           431,791
                                                       2006      1.102          1.268           483,463
                                                       2005      1.068          1.102           478,623
                                                       2004      1.028          1.068           488,966
                                                       2003      0.858          1.028           518,166
                                                       2002      1.042          0.858           503,174
                                                       2001      1.163          1.042           389,965
                                                       2000      1.184          1.163           274,697
                                                       1999      1.074          1.184           100,924
                                                       1998      1.000          1.074             1,944

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2007      1.862          1.637           629,952
                                                       2006      1.815          1.862           703,315
                                                       2005      1.736          1.815           667,057
                                                       2004      1.577          1.736           520,898
                                                       2003      1.211          1.577           440,247
                                                       2002      1.515          1.211           368,770
                                                       2001      1.632          1.515           277,391
                                                       2000      1.457          1.632           156,058
                                                       1999      1.197          1.457            44,319
                                                       1998      1.000          1.197             1,114

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (4/03).............................................  2007      1.552          1.800           674,355
                                                       2006      1.409          1.552           328,958
                                                       2005      1.222          1.409           170,959
                                                       2004      1.073          1.222           869,834
                                                       2003      0.847          1.073           922,866
                                                       2002      0.948          0.847         1,049,634
                                                       2001      1.000          0.948                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (9/01)...........................  2007      1.282          1.352             1,540
                                                       2006      1.139          1.282               167
                                                       2005      0.955          1.139                --
                                                       2004      0.953          0.955               545
                                                       2003      0.772          0.953               545
                                                       2002      0.845          0.772                --
                                                       2001      1.000          0.845                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (7/01)....  2007      2.000          2.281         1,844,186
                                                       2006      1.800          2.000         1,882,423
                                                       2005      1.543          1.800         1,625,466
                                                       2004      1.252          1.543           151,955
                                                       2003      0.916          1.252            39,931
                                                       2002      1.030          0.916            15,143
                                                       2001      1.000          1.030                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.461          1.710                --
                                                       2005      1.337          1.461            42,785
                                                       2004      1.201          1.337            25,753
                                                       2003      1.000          1.201                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.963          2.499           164,958
                                                       2006      1.550          1.963           122,219
                                                       2005      1.231          1.550            33,302
                                                       2004      1.000          1.231                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.509          1.722           278,047
                                                       2006      1.257          1.509           170,596
                                                       2005      1.154          1.257           160,940
                                                       2004      1.000          1.154           101,332

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.079          2.429                --
                                                       2005      1.928          2.079           405,690
                                                       2004      1.678          1.928           445,332
                                                       2003      1.280          1.678           475,843
                                                       2002      1.585          1.280           471,137
                                                       2001      1.619          1.585           449,927
                                                       2000      1.525          1.619           429,598
                                                       1999      1.195          1.525           485,025
                                                       1998      1.194          1.195           193,454

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.209          1.456                --
                                                       2005      1.123          1.209           901,050
                                                       2004      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.984          2.032                --
                                                       2005      1.981          1.984           333,176
                                                       2004      1.843          1.981           284,411
                                                       2003      1.443          1.843           249,343
                                                       2002      1.396          1.443           260,817
                                                       2001      1.289          1.396           190,095
                                                       2000      1.292          1.289           110,433
                                                       1999      1.251          1.292            64,829
                                                       1998      1.188          1.251            33,994

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.135          1.174                --
                                                       2005      1.066          1.135            66,247
                                                       2004      0.996          1.066            46,310
                                                       2003      0.886          0.996            19,355
                                                       2002      0.960          0.886             3,729
                                                       2001      1.000          0.960                --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (7/01).....................................  2007      1.078          1.297            76,251
                                                       2006      0.962          1.078            56,269
                                                       2005      0.869          0.962            48,318
                                                       2004      0.729          0.869            44,929
                                                       2003      0.548          0.729            30,870
                                                       2002      0.771          0.548             8,353
                                                       2001      1.000          0.771               276

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/01).....................................  2007      0.946          1.022            33,085
                                                       2006      0.811          0.946            38,600
                                                       2005      0.777          0.811            58,347
                                                       2004      0.752          0.777            21,888
                                                       2003      0.615          0.752            10,406
                                                       2002      0.838          0.615            13,379
                                                       2001      1.000          0.838               312

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.156          1.302                --
                                                       2005      1.124          1.156            18,518
                                                       2004      1.000          1.124             1,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.976          1.040                --
                                                       2006      0.920          0.976                --
                                                       2005      0.875          0.920                --
                                                       2004      0.861          0.875               453
                                                       2003      0.648          0.861               453
                                                       2002      0.896          0.648                38
                                                       2001      1.000          0.896                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.081          1.085           561,203
                                                       2006      1.005          1.081           603,150
                                                       2005      0.911          1.005           447,111
                                                       2004      0.838          0.911           242,272
                                                       2003      0.630          0.838           144,692
                                                       2002      0.947          0.630            54,158
                                                       2001      1.000          0.947             4,297

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2007      1.189          1.275            61,478
                                                       2006      1.048          1.189            45,723
                                                       2005      1.016          1.048            47,958
                                                       2004      0.945          1.016            25,317
                                                       2003      0.767          0.945             5,257
                                                       2002      0.941          0.767               361
                                                       2001      1.000          0.941                --

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.458          1.470            15,300

  LMPVET Dividend Strategy Subaccount (7/01).........  2007      0.940          0.989            19,653
                                                       2006      0.806          0.940            31,397
                                                       2005      0.817          0.806            28,767
                                                       2004      0.799          0.817            74,501
                                                       2003      0.655          0.799            56,049
                                                       2002      0.895          0.655            11,089
                                                       2001      1.000          0.895             6,649

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2007      1.049          1.088           860,972
                                                       2006      0.922          1.049           706,127
                                                       2005      0.895          0.922           626,919
                                                       2004      0.821          0.895         1,472,371
                                                       2003      0.650          0.821         1,587,411
                                                       2002      0.847          0.650         1,834,601
                                                       2001      0.978          0.847           297,514
                                                       2000      1.091          0.978           139,132
                                                       1999      1.000          1.091            11,806

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.258          1.259           425,734
                                                       2006      1.089          1.258           102,989
                                                       2005      1.052          1.089            89,441
                                                       2004      0.983          1.052            76,994
                                                       2003      0.717          0.983            52,791
                                                       2002      0.922          0.717            27,483
                                                       2001      1.000          0.922             3,159

  LMPVET International All Cap Opportunity Subaccount
  (3/97).............................................  2007      1.369          1.440           262,215
                                                       2006      1.101          1.369           261,654
                                                       2005      0.997          1.101           271,620
                                                       2004      0.855          0.997           293,359
                                                       2003      0.679          0.855           316,712
                                                       2002      0.924          0.679           281,821
                                                       2001      1.358          0.924           200,689
                                                       2000      1.803          1.358           138,505
                                                       1999      1.087          1.803            92,095
                                                       1998      1.033          1.087            54,366

  LMPVET Investors Subaccount (Class I) (10/98)......  2007      1.919          1.971           331,598
                                                       2006      1.642          1.919           142,965
                                                       2005      1.559          1.642           120,447
                                                       2004      1.429          1.559           113,922
                                                       2003      1.092          1.429            91,499
                                                       2002      1.436          1.092            75,511
                                                       2001      1.515          1.436            26,027
                                                       2000      1.330          1.515             5,096
                                                       1999      1.205          1.330             1,501
                                                       1998      1.000          1.205                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (8/98).............................................  2007      1.562          1.626           635,361
                                                       2006      1.511          1.562           752,722
                                                       2005      1.453          1.511           813,934
                                                       2004      1.464          1.453           471,937
                                                       2003      1.004          1.464           358,583
                                                       2002      1.350          1.004           266,392
                                                       2001      1.561          1.350           211,516
                                                       2000      1.697          1.561           142,591
                                                       1999      1.312          1.697            51,499
                                                       1998      1.000          1.312                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.214          1.320           127,089
                                                       2006      1.089          1.214            52,885
                                                       2005      1.050          1.089            47,796
                                                       2004      0.923          1.050            44,056
                                                       2003      0.627          0.923            36,074
                                                       2002      0.971          0.627            14,644
                                                       2001      1.000          0.971               172

  LMPVET Social Awareness Subaccount (10/96).........  2007      1.746          1.914           386,633
                                                       2006      1.640          1.746           363,311
                                                       2005      1.589          1.640           394,874
                                                       2004      1.513          1.589           439,540
                                                       2003      1.188          1.513           428,528
                                                       2002      1.599          1.188           396,867
                                                       2001      1.918          1.599           313,580
                                                       2000      1.950          1.918           249,227
                                                       1999      1.703          1.950           139,985
                                                       1998      1.303          1.703            81,076

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.042          1.044            32,555
                                                       2006      1.012          1.042            34,273
                                                       2005      1.000          1.012             9,179
                                                       2004      1.000          1.000                --
                                                       2003      1.000          1.000                --

  LMPVIT High Income Subaccount (10/96)..............  2007      1.497          1.484           141,056
                                                       2006      1.364          1.497           132,466
                                                       2005      1.345          1.364           123,485
                                                       2004      1.232          1.345           108,361
                                                       2003      0.977          1.232           108,788
                                                       2002      1.022          0.977            90,083
                                                       2001      1.074          1.022            95,509
                                                       2000      1.181          1.074            25,916
                                                       1999      1.165          1.181            19,237
                                                       1998      1.173          1.165            14,828

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (3/97)..............  2007      1.266          1.313         1,032,571
                                                       2006      1.224          1.266         1,014,016
                                                       2005      1.204          1.224           865,878
                                                       2004      1.207          1.204           548,407
                                                       2003      1.213          1.207           502,040
                                                       2002      1.212          1.213           522,225
                                                       2001      1.182          1.212           424,446
                                                       2000      1.128          1.182           353,131
                                                       1999      1.089          1.128           152,444
                                                       1998      1.048          1.089           371,996

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.292          1.380                --
                                                       2006      1.157          1.292            47,691
                                                       2005      1.116          1.157            34,134
                                                       2004      0.977          1.116             5,571
                                                       2003      0.696          0.977             1,974
                                                       2002      0.947          0.696            42,437
                                                       2001      1.000          0.947                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.132          2.240                --
                                                       2006      1.826          2.132           218,572
                                                       2005      1.775          1.826           203,410
                                                       2004      1.658          1.775           261,535
                                                       2003      1.206          1.658           221,186
                                                       2002      1.628          1.206           158,645
                                                       2001      1.616          1.628            94,673
                                                       2000      1.383          1.616            50,827
                                                       1999      1.146          1.383             6,664
                                                       1998      1.000          1.146               164

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.422          1.465                --
                                                       2006      1.277          1.422            21,039
                                                       2005      1.251          1.277            22,927
                                                       2004      1.163          1.251            18,533
                                                       2003      1.015          1.163            23,633
                                                       2002      1.103          1.015            25,428
                                                       2001      1.125          1.103            18,515
                                                       2000      1.054          1.125             4,091
                                                       1999      1.058          1.054             1,458
                                                       1998      1.000          1.058                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.808          1.903                --
                                                       2006      1.546          1.808           217,521
                                                       2005      1.469          1.546           233,308
                                                       2004      1.343          1.469           325,091
                                                       2003      1.065          1.343           294,442
                                                       2002      1.444          1.065           249,688
                                                       2001      1.591          1.444           201,867
                                                       2000      1.423          1.591           159,017
                                                       1999      1.438          1.423           107,554
                                                       1998      1.324          1.438            81,366

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.311          1.365                --
                                                       2006      1.131          1.311             4,666
                                                       2005      1.108          1.131               546
                                                       2004      1.000          1.108                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.380          1.523                --
                                                       2006      1.243          1.380             1,859
                                                       2005      1.162          1.243               135
                                                       2004      1.000          1.162                --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.871          1.933                --
                                                       2005      1.822          1.871           663,326
                                                       2004      1.684          1.822           959,539
                                                       2003      1.397          1.684         1,016,680
                                                       2002      1.546          1.397         1,058,871
                                                       2001      1.648          1.546           659,963
                                                       2000      1.694          1.648           459,188
                                                       1999      1.500          1.694           274,379
                                                       1998      1.250          1.500           146,528

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      2.365          2.479           358,020
                                                       2006      2.476          2.365           364,945

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.453          1.476           610,595
                                                       2006      1.374          1.453            16,710

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.382          1.452                --
                                                       2006      1.301          1.382            41,400

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.440          1.455            49,767

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.107          1.083            22,114
                                                       2006      1.035          1.107            14,240

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.443          1.414           155,034
                                                       2006      1.305          1.443            81,224

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      2.256          2.909         2,304,913
                                                       2006      2.194          2.256         2,506,161

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.225          1.089               202

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      2.049          2.154           583,398
                                                       2006      1.933          2.049           627,119

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.606          1.697            62,141
                                                       2006      1.528          1.606            23,923

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.081          1.111           323,935
                                                       2006      1.001          1.081           238,788

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.507          1.373            82,665

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.995          1.101            50,703
                                                       2006      1.005          0.995            55,010

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.180          1.299            39,488
                                                       2006      1.185          1.180            29,932

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      3.080          3.893            51,693

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.541          1.623            61,884

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.419          1.510         2,268,880
                                                       2006      1.280          1.419         1,920,734

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.224          1.031           645,652
                                                       2006      1.003          1.224           513,630

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.020          1.083             3,502

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.538          1.596           154,843
                                                       2006      1.426          1.538           186,585

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.120          1.239                --
                                                       2006      1.061          1.120                64

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.600          1.687           362,331
                                                       2006      1.540          1.600           302,457

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2007      1.331          1.276           534,019
                                                       2006      1.302          1.331            51,735

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.666          1.721                --
                                                       2006      1.615          1.666         3,159,459
                                                       2005      1.601          1.615         3,084,611
                                                       2004      1.548          1.601         2,991,212
                                                       2003      1.483          1.548         2,953,611
                                                       2002      1.376          1.483         3,021,646
                                                       2001      1.303          1.376         2,567,937
                                                       2000      1.173          1.303         1,180,423
                                                       1999      1.220          1.173           415,013
                                                       1998      1.132          1.220           154,138

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.891          2.031                --
                                                       2006      1.512          1.891         1,647,916
                                                       2005      1.334          1.512         1,941,264
                                                       2004      1.175          1.334         2,909,419
                                                       2003      0.914          1.175         3,343,488
                                                       2002      1.190          0.914         3,800,784
                                                       2001      1.532          1.190         2,019,758
                                                       2000      1.685          1.532         1,092,967
                                                       1999      1.286          1.685           564,777
                                                       1998      1.133          1.286           210,146

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.369          1.431                --
                                                       2006      1.230          1.369         3,400,027
                                                       2005      1.167          1.230         3,599,368
                                                       2004      1.072          1.167         3,823,809
                                                       2003      0.847          1.072         4,135,294
                                                       2002      1.110          0.847         3,561,773
                                                       2001      1.333          1.110         2,715,265
                                                       2000      1.585          1.333         1,661,400
                                                       1999      1.608          1.585           763,197
                                                       1998      1.408          1.608           347,272

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.803          1.802                --
                                                       2006      1.604          1.803         1,232,826
                                                       2005      1.513          1.604         1,316,120
                                                       2004      1.331          1.513         1,313,625
                                                       2003      0.941          1.331         1,517,445
                                                       2002      1.248          0.941         1,218,122
                                                       2001      1.243          1.248           991,516
                                                       2000      1.142          1.243         1,071,633
                                                       1999      0.845          1.142           627,445
                                                       1998      0.936          0.845           236,065

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.310          1.560           332,537
                                                       2006      1.338          1.310           388,150

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.437          1.510           332,369
                                                       2006      1.379          1.437           447,838

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.188          1.233         3,278,590
                                                       2006      1.158          1.188         3,215,541

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.150          1.092             4,408

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.356          1.394         1,224,247
                                                       2006      1.334          1.356         1,320,970

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.631          1.678           338,801
                                                       2006      1.585          1.631           382,714

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.720          1.744           499,566

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2007      1.098          1.121           310,613
                                                       2006      1.000          1.098             2,538
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2007      1.052          1.098           180,965
                                                       2006      1.000          1.052            25,702
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2007      1.070          1.109         1,363,809
                                                       2006      1.000          1.070            99,260
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2007      1.087          1.121         5,364,482
                                                       2006      1.000          1.087           160,226
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2007      1.105          1.134         4,050,840
                                                       2006      1.000          1.105            97,071
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      2.197          2.180           892,378

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      2.144          2.207         2,565,350
                                                       2006      1.999          2.144         2,442,765

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      2.051          2.003           368,700

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.054          1.107         1,332,839
                                                       2006      0.996          1.054         1,236,065

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      1.842          1.790           479,012

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.165          2.251                --
                                                       2006      2.032          2.165           365,145

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.725          1.782           670,477
                                                       2006      1.662          1.725           639,799

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.146          1.158                --
                                                       2005      1.127          1.146         1,320,152
                                                       2004      1.128          1.127           627,877
                                                       2003      1.133          1.128           590,251
                                                       2002      1.130          1.133           647,155
                                                       2001      1.102          1.130           345,550
                                                       2000      1.049          1.102           100,622
                                                       1999      1.011          1.049            41,317
                                                       1998      1.000          1.011             3,453

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.124          1.190                --
                                                       2005      1.076          1.124                --
                                                       2004      1.000          1.076                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.994          1.016                --
                                                       2006      0.999          0.994                --
                                                       2005      1.000          0.999                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2007      1.273          1.368           228,125
                                                       2006      1.240          1.273           198,678
                                                       2005      1.224          1.240           155,217
                                                       2004      1.181          1.224           137,113
                                                       2003      1.137          1.181           164,279
                                                       2002      1.055          1.137            29,918
                                                       2001      1.000          1.055             5,387

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2007      0.908          0.990                --
                                                       2006      0.827          0.908             8,677
                                                       2005      0.780          0.827            15,111
                                                       2004      0.733          0.780            13,080
                                                       2003      0.562          0.733            10,885
                                                       2002      0.807          0.562             8,720
                                                       2001      1.000          0.807             8,360

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.429          1.549                --
                                                       2006      1.132          1.429            45,624
                                                       2005      1.020          1.132            44,320
                                                       2004      0.888          1.020            38,611
                                                       2003      0.699          0.888            21,113
                                                       2002      0.859          0.699            17,075
                                                       2001      1.000          0.859                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.995          2.134                --
                                                       2006      1.721          1.995           232,931
                                                       2005      1.626          1.721           146,395
                                                       2004      1.303          1.626            91,130
                                                       2003      0.881          1.303            63,649
                                                       2002      1.090          0.881            75,450
                                                       2001      1.000          1.090               258

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.942          1.005                --
                                                       2005      0.876          0.942            47,271
                                                       2004      0.832          0.876            60,480
                                                       2003      0.651          0.832            48,589
                                                       2002      0.865          0.651            44,857
                                                       2001      1.000          0.865             6,390

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.432          1.528                --
                                                       2005      1.443          1.432            19,865
                                                       2004      1.373          1.443            16,992
                                                       2003      1.100          1.373            12,649
                                                       2002      1.197          1.100            11,298
                                                       2001      1.221          1.197             4,158
                                                       2000      1.097          1.221                --
                                                       1999      1.000          1.097                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.264          2.476                --
                                                       2005      2.037          2.264           371,108
                                                       2004      1.769          2.037           101,002
                                                       2003      1.338          1.769            75,678
                                                       2002      1.580          1.338            61,997
                                                       2001      1.665          1.580            26,479
                                                       2000      1.444          1.665             8,052
                                                       1999      1.288          1.444             1,943
                                                       1998      1.000          1.288               111

  Travelers Equity Income Subaccount (7/97)..........  2006      1.506          1.585                --
                                                       2005      1.458          1.506           365,688
                                                       2004      1.343          1.458         1,272,888
                                                       2003      1.035          1.343         1,348,991
                                                       2002      1.217          1.035         1,535,264
                                                       2001      1.318          1.217           408,945
                                                       2000      1.222          1.318           366,173
                                                       1999      1.178          1.222           312,472
                                                       1998      1.061          1.178           163,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.338          1.374                --
                                                       2005      1.320          1.338            14,688
                                                       2004      1.210          1.320             7,239
                                                       2003      1.000          1.210             9,450
                                                       2002      0.975          1.000             8,869
                                                       2001      0.968          0.975            10,198
                                                       2000      1.066          0.968            11,277
                                                       1999      1.046          1.066            12,756
                                                       1998      1.010          1.046             5,125

  Travelers Federated Stock Subaccount (7/97)........  2006      1.548          1.605                --
                                                       2005      1.487          1.548            71,923
                                                       2004      1.360          1.487           108,852
                                                       2003      1.078          1.360           138,814
                                                       2002      1.352          1.078           128,587
                                                       2001      1.345          1.352           103,525
                                                       2000      1.311          1.345            85,674
                                                       1999      1.259          1.311            61,526
                                                       1998      1.082          1.259            14,772

  Travelers Large Cap Subaccount (7/97)..............  2006      1.293          1.334                --
                                                       2005      1.203          1.293           453,634
                                                       2004      1.143          1.203           668,030
                                                       2003      0.927          1.143           708,142
                                                       2002      1.215          0.927           694,193
                                                       2001      1.486          1.215           605,872
                                                       2000      1.758          1.486           422,579
                                                       1999      1.375          1.758           234,329
                                                       1998      1.027          1.375            68,162

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.224          1.301                --
                                                       2005      1.105          1.224            20,460
                                                       2004      0.964          1.105            25,111
                                                       2003      0.805          0.964            36,279
                                                       2002      1.088          0.805            28,508
                                                       2001      1.420          1.088            20,448
                                                       2000      1.521          1.420            12,601
                                                       1999      1.244          1.521             1,167
                                                       1998      1.000          1.244                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.263          1.338                --
                                                       2005      1.239          1.263           340,916
                                                       2004      1.099          1.239           372,161
                                                       2003      0.811          1.099           332,682
                                                       2002      1.603          0.811           247,468
                                                       2001      2.125          1.603           144,030
                                                       2000      1.966          2.125            64,395
                                                       1999      1.211          1.966             1,622
                                                       1998      1.000          1.211                --

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.934          1.999                --
                                                       2005      1.900          1.934         2,332,491
                                                       2004      1.724          1.900         1,400,796
                                                       2003      1.497          1.724         1,458,409
                                                       2002      1.598          1.497         1,565,486
                                                       2001      1.617          1.598           387,113
                                                       2000      1.402          1.617           314,686
                                                       1999      1.382          1.402           238,310
                                                       1998      1.252          1.382           114,873

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.183          1.280                --
                                                       2005      1.124          1.183         1,774,906
                                                       2004      1.000          1.124                --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.135          1.305                --
                                                       2005      1.048          1.135            87,375
                                                       2004      0.916          1.048           191,964
                                                       2003      0.720          0.916           164,252
                                                       2002      0.837          0.720           142,840
                                                       2001      1.147          0.837           119,854
                                                       2000      1.311          1.147            84,198
                                                       1999      1.089          1.311            65,435
                                                       1998      0.978          1.089            20,939

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.342          1.426                --
                                                       2005      1.281          1.342           174,734
                                                       2004      1.166          1.281           160,136
                                                       2003      0.953          1.166           193,950
                                                       2002      1.381          0.953           171,326
                                                       2001      1.815          1.381           134,756
                                                       2000      1.477          1.815            68,174
                                                       1999      1.495          1.477            65,548
                                                       1998      1.280          1.495            15,300

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.007          1.061                --
                                                       2005      1.000          1.007                --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.522          1.540                --
                                                       2005      1.485          1.522           218,154
                                                       2004      1.354          1.485           139,939
                                                       2003      1.146          1.354           194,321
                                                       2002      1.095          1.146           207,068
                                                       2001      1.063          1.095           199,181
                                                       2000      1.079          1.063           174,538
                                                       1999      1.080          1.079           139,658
                                                       1998      1.085          1.080            89,751

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.390          1.379                --
                                                       2005      1.383          1.390           429,437
                                                       2004      1.355          1.383           344,205
                                                       2003      1.281          1.355           303,194
                                                       2002      1.225          1.281           393,375
                                                       2001      1.156          1.225           155,136
                                                       2000      1.093          1.156           134,013
                                                       1999      1.094          1.093           106,388
                                                       1998      1.020          1.094            23,910

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.483          1.550                --
                                                       2005      1.470          1.483           757,966
                                                       2004      1.349          1.470         1,025,980
                                                       2003      1.030          1.349         1,035,723
                                                       2002      1.568          1.030         1,016,916
                                                       2001      1.831          1.568           679,805
                                                       2000      2.265          1.831           501,928
                                                       1999      1.732          2.265           300,983
                                                       1998      1.358          1.732           201,618

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.028          1.185                --
                                                       2005      1.000          1.028                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                --
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.721          1.662                --
                                                       2005      1.669          1.721           648,697
                                                       2004      1.591          1.669           496,882
                                                       2003      1.566          1.591           484,219
                                                       2002      1.394          1.566           447,087
                                                       2001      1.333          1.394           155,072
                                                       2000      1.178          1.333            96,447
                                                       1999      1.243          1.178            74,915
                                                       1998      1.141          1.243            22,572

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.719          1.659           146,226
                                                       2006      1.498          1.719           124,551
                                                       2005      1.455          1.498           138,328
                                                       2004      1.254          1.455            77,925
                                                       2003      1.000          1.254                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.909          1.010             6,848
                                                       2006      0.861          0.909             5,763
                                                       2005      0.807          0.861            10,445
                                                       2004      0.787          0.807            19,930
                                                       2003      0.633          0.787            41,403
                                                       2002      0.910          0.633            40,595
                                                       2001      1.000          0.910                --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (7/03).........................................  2007      0.777          0.896            34,411
                                                       2006      0.766          0.777            29,553
                                                       2005      0.720          0.766            23,475
                                                       2004      0.682          0.720            31,707
                                                       2003      0.543          0.682            21,751
                                                       2002      0.816          0.543            18,844
                                                       2001      1.000          0.816             4,565

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (9/98)..................................  2007      2.148          2.108            28,034
                                                       2006      1.877          2.148            26,730
                                                       2005      1.630          1.877            24,512
                                                       2004      1.412          1.630            30,327
                                                       2003      1.032          1.412            30,187
                                                       2002      1.359          1.032            26,072
                                                       2001      1.320          1.359             5,490
                                                       2000      1.238          1.320             1,202
                                                       1999      1.289          1.238               275
                                                       1998      1.000          1.289                41

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.



Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account QP for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account QP for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statement of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Delaware VIP Small Cap Value Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation
Subaccount (Service Class 2)
Fidelity VIP Equity-Income Subaccount (Initial Class)
Fidelity VIP Growth Subaccount (Initial Class)
Fidelity VIP High Income Subaccount (Initial Class)
Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Stock Subaccount
LMPVET Capital and Income Subaccount (Class I)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Loomis Sayles Global Markets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount(Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Diversified Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF Lehman Brothers Aggregate Bond Index Subaccount (Class A)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MetLife Stock Index Subaccount (Class A)
MSF MFS Total Return Subaccount (Class F)
MSF Morgan Stanley EAFE Index Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF Russell 2000 Index Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class II)
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

APPENDIX B

AIM VI Core Equity Subaccount (Series I)
Credit Suisse Trust Emerging Markets Subaccount
Dreyfus Stock Index Subaccount (Initial Shares)
Fidelity VIP Asset Manager SM Subaccount (Initial Class)
FTVIP Templeton Global Asset Allocation Subaccount (Class 1) LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPV Small Cap Growth Opportunities Subaccount
LMPVPI Total Return Subaccount (Class I)
LMPVPIII Large Cap Value Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MetLife Investment Diversified Bond Subaccount (Class I)
MetLife Investment International Stock Subaccount (Class I) MetLife Investment Large Company Stock Subaccount (Class I) MetLife Investment Small Company Stock Subaccount (Class I)
MSF Western Asset Management High Yield Bond Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                    AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS    DELAWARE VIP
                                     GLOBAL GROWTH   GROWTH-INCOME      GROWTH       SMALL CAP VALUE
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                       (CLASS 2)       (CLASS 2)       (CLASS 2)    (STANDARD CLASS)
                                    --------------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value          $6,192,878      $7,350,923      $11,592,490      $8,760,211
                                      ----------      ----------      -----------      ----------
         Total Assets                  6,192,878       7,350,923       11,592,490       8,760,211
                                      ----------      ----------      -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                      306             413              556             461
      Administrative fees                      1               1                1               1
                                      ----------      ----------      -----------      ----------
         Total Liabilities                   307             414              557             462
                                      ----------      ----------      -----------      ----------
NET ASSETS                            $6,192,571      $7,350,509      $11,591,933      $8,759,749
                                      ==========      ==========      ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                                       DREYFUS VIF        DREYFUS VIF       FIDELITY VIP     FIDELITY VIP DYNAMIC
                                      APPRECIATION    DEVELOPING LEADERS     CONTRAFUND      CAPITAL APPRECIATION
                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                    (INITIAL SHARES)   (INITIAL SHARES)   (SERVICE CLASS 2)    (SERVICE CLASS 2)
                                    ----------------  ------------------  -----------------  --------------------
ASSETS:
   Investments at fair value           $14,748,131        $12,821,092        $21,934,842           $270,608
                                       -----------        -----------        -----------           --------
         Total Assets                   14,748,131         12,821,092         21,934,842            270,608
                                       -----------        -----------        -----------           --------
LIABILITIES:
   Other payables
      Insurance charges                      1,048                767              1,077                 16
      Administrative fees                        4                  2                  4                  1
                                       -----------        -----------        -----------           --------
         Total Liabilities                   1,052                769              1,081                 17
                                       -----------        -----------        -----------           --------
NET ASSETS                             $14,747,079        $12,820,323        $21,933,761           $270,591
                                       ===========        ===========        ===========           ========

   The accompanying notes are an integral part of these financial statements.

                                                                                                            FTVIPT
                                                                                                           TEMPLETON    FTVIPT
                                                                                                          DEVELOPING   TEMPLETON
                                      FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP       MARKETS     FOREIGN
                                     EQUITY-INCOME        GROWTH        HIGH INCOME         MID CAP       SECURITIES  SECURITIES
                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT  SUBACCOUNT
                                    (INITIAL CLASS)  (INITIAL CLASS)  (INITIAL CLASS)  (SERVICE CLASS 2)   (CLASS 2)   (CLASS 2)
                                    ---------------  ---------------  ---------------  -----------------  ----------  ----------
ASSETS:
   Investments at fair value          $26,207,955      $37,377,373       $2,894,693       $23,441,646     $2,935,277  $3,274,371
                                      -----------      -----------       ----------       -----------     ----------  ----------
         Total Assets                  26,207,955       37,377,373        2,894,693        23,441,646      2,935,277   3,274,371
                                      -----------      -----------       ----------       -----------     ----------  ----------
LIABILITIES:
   Other payables
      Insurance charges                       997            1,339              106             1,182            182         170
      Administrative fees                      20               16                1                 3              1           1
                                      -----------      -----------       ----------       -----------     ----------  ----------
         Total Liabilities                  1,017            1,355              107             1,185            183         171
                                      -----------      -----------       ----------       -----------     ----------  ----------
NET ASSETS                            $26,206,938      $37,376,018       $2,894,586       $23,440,461     $2,935,094  $3,274,200
                                      ===========      ===========       ==========       ===========     ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                JANUS ASPEN        JANUS ASPEN    LMPVET AGGRESSIVE     LMPVET
                               MID CAP GROWTH   WORLDWIDE GROWTH        GROWTH       APPRECIATION
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                              (SERVICE SHARES)  (SERVICE SHARES)      (CLASS I)        (CLASS I)
                              ----------------  ----------------  -----------------  ------------
ASSETS:
   Investments at fair value     $2,116,367        $1,844,939         $8,227,335      $1,465,574
                                 ----------        ----------         ----------      ----------
         Total Assets             2,116,367         1,844,939          8,227,335       1,465,574
                                 ----------        ----------         ----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                 120               100                485              98
      Administrative fees                 1                 1                  1               1
                                 ----------        ----------         ----------      ----------
         Total Liabilities              121               101                486              99
                                 ----------        ----------         ----------      ----------
NET ASSETS                       $2,116,246        $1,844,838         $8,226,849      $1,465,475
                                 ==========        ==========         ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                    LMPVET
                                               LMPVET EQUITY        LMPVET       INTERNATIONAL                    LMPVET LARGE CAP
                              LMPVET DIVIDEND      INDEX      FUNDAMENTAL VALUE     ALL CAP     LMPVET INVESTORS       GROWTH
                                  STRATEGY       SUBACCOUNT       SUBACCOUNT      OPPORTUNITY      SUBACCOUNT        SUBACCOUNT
                                 SUBACCOUNT     (CLASS II)        (CLASS I)        SUBACCOUNT      (CLASS I)          (CLASS I)
                              ---------------  -------------  -----------------  -------------  ----------------  ----------------
ASSETS:
   Investments at fair value      $321,659      $20,730,497      $12,500,827       $6,983,041      $9,231,486        $5,536,016
                                  --------      -----------      -----------       ----------      ----------        ----------
         Total Assets              321,659       20,730,497       12,500,827        6,983,041       9,231,486         5,536,016
                                  --------      -----------      -----------       ----------      ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                 25            1,290              759              410             534               409
      Administrative fees                1                1                3                1               2                 2
                                  --------      -----------      -----------       ----------      ----------        ----------
         Total Liabilities              26            1,291              762              411             536               411
                                  --------      -----------      -----------       ----------      ----------        ----------
NET ASSETS                        $321,633      $20,729,206      $12,500,065       $6,982,630      $9,230,950        $5,535,605
                                  ========      ===========      ===========       ==========      ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                              LMPVET SMALL CAP                         LMPVET
                                   GROWTH        LMPVET SOCIAL   CAPITAL AND INCOME  LMPVIT ADJUSTABLE
                                 SUBACCOUNT     AWARENESS STOCK      SUBACCOUNT         RATE INCOME
                                 (CLASS I)         SUBACCOUNT        (CLASS I)           SUBACCOUNT
                              ----------------  ---------------  ------------------  -----------------
ASSETS:
   Investments at fair value     $2,638,577        $9,434,382         $704,224            $210,767
                                 ----------        ----------         --------            --------
         Total Assets             2,638,577         9,434,382          704,224             210,767
                                 ----------        ----------         --------            --------
LIABILITIES:
   Other payables
      Insurance charges                 127               649               52                  14
      Administrative fees                 1                12                1                  --
                                 ----------        ----------         --------            --------
         Total Liabilities              128               661               53                  14
                                 ----------        ----------         --------            --------
NET ASSETS                       $2,638,449        $9,433,721         $704,171            $210,753
                                 ==========        ==========         ========            ========

   The accompanying notes are an integral part of these financial statements.

                                                              MIST
                                                          BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN
                              LMPVIT HIGH  LMPVIT MONEY  MID-CAP STOCK    HIGH YIELD    LARGE-CAP CORE  SMALL-CAP VALUE
                                 INCOME       MARKET       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                               SUBACCOUNT   SUBACCOUNT     (CLASS A)       (CLASS A)      (CLASS E)        (CLASS A)
                              -----------  ------------  -------------  --------------  --------------  ---------------
ASSETS:
   Investments at fair value   $1,670,307   $6,266,817    $12,755,490     $7,528,743      $1,712,060        $196,705
                               ----------   ----------    -----------     ----------      ----------        --------
         Total Assets           1,670,307    6,266,817     12,755,490      7,528,743       1,712,060         196,705
                               ----------   ----------    -----------     ----------      ----------        --------
LIABILITIES:
   Other payables
      Insurance charges               107          382            582            377             114               9
      Administrative fees              --            5              2              2              --              --
                               ----------   ----------    -----------     ----------      ----------        --------
         Total Liabilities            107          387            584            379             114               9
                               ----------   ----------    -----------     ----------      ----------        --------
NET ASSETS                     $1,670,200   $6,266,430    $12,754,906     $7,528,364      $1,711,946        $196,696
                               ==========   ==========    ===========     ==========      ==========        ========

   The accompanying notes are an integral part of these financial statements.

                               MIST HARRIS                                   MIST LEGG MASON
                                 OAKMARK                       MIST LAZARD  PARTNERS MANAGED
                              INTERNATIONAL  MIST JANUS FORTY    MID-CAP         ASSETS
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                (CLASS A)        (CLASS A)      (CLASS B)       (CLASS A)
                              -------------  ----------------  -----------  ----------------
ASSETS:
   Investments at fair value    $3,669,880      $99,229,883      $23,148       $28,273,877
                                ----------      -----------      -------       -----------
         Total Assets            3,669,880       99,229,883       23,148        28,273,877
                                ----------      -----------      -------       -----------
LIABILITIES:
   Other payables
      Insurance charges                234            4,445            1             1,732
      Administrative fees               --               35           --                 6
                                ----------      -----------      -------       -----------
         Total Liabilities             234            4,480            1             1,738
                                ----------      -----------      -------       -----------
NET ASSETS                      $3,669,646      $99,225,403      $23,147       $28,272,139
                                ==========      ===========      =======       ===========

   The accompanying notes are an integral part of these financial statements.

                              MIST LOOMIS SAYLES  MIST LORD ABBETT  MIST LORD ABBETT
                                GLOBAL MARKETS     BOND DEBENTURE   GROWTH AND INCOME
                                  SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                  (CLASS A)           (CLASS A)         (CLASS B)
                              ------------------  ----------------  -----------------
ASSETS:
   Investments at fair value      $16,285,657        $1,547,335         $8,471,150
                                  -----------        ----------         ----------
         Total Assets              16,285,657         1,547,335          8,471,150
                                  -----------        ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                   634                61                235
      Administrative fees                  17                --                 --
                                  -----------        ----------         ----------
         Total Liabilities                651                61                235
                                  -----------        ----------         ----------
NET ASSETS                        $16,285,006        $1,547,274         $8,470,915
                                  ===========        ==========         ==========

                              MIST LORD ABBETT      MIST MET/AIM        MIST MET/AIM
                                MID-CAP VALUE   CAPITAL APPRECIATION  SMALL CAP GROWTH
                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                  (CLASS B)           (CLASS A)           (CLASS A)
                              ----------------  --------------------  ----------------
ASSETS:
   Investments at fair value     $1,496,753          $1,907,769           $148,147
                                 ----------          ----------           --------
         Total Assets             1,496,753           1,907,769            148,147
                                 ----------          ----------           --------
LIABILITIES:
   Other payables
      Insurance charges                  71                 130                  8
      Administrative fees                --                  --                 --
                                 ----------          ----------           --------
         Total Liabilities               71                 130                  8
                                 ----------          ----------           --------
NET ASSETS                       $1,496,682          $1,907,639           $148,139
                                 ==========          ==========           ========

   The accompanying notes are an integral part of these financial statements.


                              MIST MFS EMERGING  MIST MFS RESEARCH                    MIST NEUBERGER
                               MARKETS EQUITY      INTERNATIONAL    MIST MFS VALUE  BERMAN REAL ESTATE
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                  (CLASS A)          (CLASS B)         (CLASS A)         (CLASS A)
                              -----------------  -----------------  --------------  ------------------
ASSETS:
   Investments at fair value      $3,786,986         $3,746,352       $4,977,205        $5,707,850
                                  ----------         ----------       ----------        ----------
         Total Assets              3,786,986          3,746,352        4,977,205         5,707,850
                                  ----------         ----------       ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  245                192              405               351
      Administrative fees                  1                  1               --                 2
                                  ----------         ----------       ----------        ----------
         Total Liabilities               246                193              405               353
                                  ----------         ----------       ----------        ----------
NET ASSETS                        $3,786,740         $3,746,159       $4,976,800        $5,707,497
                                  ==========         ==========       ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                  MIST PIMCO
                              INFLATION PROTECTED      MIST        MIST PIONEER
                                     BOND          PIONEER FUND  STRATEGIC INCOME
                                  SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                   (CLASS A)        (CLASS A)        (CLASS A)
                              -------------------  ------------  ----------------
ASSETS:
   Investments at fair value       $433,437         $3,370,566      $4,545,933
                                   --------         ----------      ----------
         Total Assets               433,437          3,370,566       4,545,933
                                   --------         ----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                  13                200             281
      Administrative fees                --                  1               1
                                   --------         ----------      ----------
         Total Liabilities               13                201             282
                                   --------         ----------      ----------
NET ASSETS                         $433,424         $3,370,365      $4,545,651
                                   ========         ==========      ==========


                              MIST THIRD AVENUE    MSF BLACKROCK    MSF BLACKROCK
                               SMALL CAP VALUE   AGGRESSIVE GROWTH   BOND INCOME
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                  (CLASS B)          (CLASS D)        (CLASS A)
                              -----------------  -----------------  -------------
ASSETS:
   Investments at fair value      $5,491,943         $6,059,438      $5,499,483
                                  ----------         ----------      ----------
         Total Assets              5,491,943          6,059,438       5,499,483
                                  ----------         ----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                  325                435             332
      Administrative fees                  2                  2               3
                                  ----------         ----------      ----------
         Total Liabilities               327                437             335
                                  ----------         ----------      ----------
NET ASSETS                        $5,491,616         $6,059,001      $5,499,148
                                  ==========         ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                 MSF BLACKROCK  MSF BLACKROCK   GUARDIAN      MSF FI
                                  DIVERSIFIED    MONEY MARKET  U.S.EQUITY   LARGE CAP
                                   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                   (CLASS A)      (CLASS A)     (CLASS A)    (CLASS A)
                                 -------------  -------------  ----------  -----------
ASSETS:
   Investments at fair value       $9,865,641    $16,814,344    $629,308   $44,384,546
                                   ----------    -----------    --------   -----------
         Total Assets               9,865,641     16,814,344     629,308    44,384,546
                                   ----------    -----------    --------   -----------
LIABILITIES:
   Other payables
      Insurance charges                   342          1,147          38         2,469
      Administrative fees                   5              1           1             6
                                   ----------    -----------    --------   -----------
         Total Liabilities                347          1,148          39         2,475
                                   ----------    -----------    --------   -----------
NET ASSETS                         $9,865,294    $16,813,196    $629,269   $44,382,071
                                   ==========    ===========    ========   ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                        MSF METLIFE
                                                MSF LEHMAN  MSF METLIFE   MSF METLIFE  CONSERVATIVE  MSF METLIFE
                                 MSF FI VALUE    BROTHERS    AGGRESSIVE  CONSERVATIVE   TO MODERATE    MODERATE
                                    LEADERS     AGGREGATE    ALLOCATION   ALLOCATION    ALLOCATION    ALLOCATION
                                  SUBACCOUNT    BOND INDEX   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                   (CLASS D)     (CLASS A)    (CLASS B)    (CLASS B)     (CLASS B)     (CLASS B)
                                 ------------  -----------  -----------  ------------  ------------  -----------
ASSETS:
   Investments at fair value      $15,756,713  $27,540,596  $18,244,056   $1,496,387    $13,360,655  $88,549,850
                                  -----------  -----------  -----------   ----------    -----------  -----------
         Total Assets              15,756,713   27,540,596   18,244,056    1,496,387     13,360,655   88,549,850
                                  -----------  -----------  -----------   ----------    -----------  -----------
LIABILITIES:
   Other payables                       1,049        1,712          851          101            933        6,124
      Insurance charges                     2            1            1           --              1            5
      Administrative fees
                                  -----------  -----------  -----------   ----------    -----------  -----------
         Total Liabilities              1,051        1,713          852          101            934        6,129
                                  -----------  -----------  -----------   ----------    -----------  -----------
NET ASSETS                        $15,755,662  $27,538,883  $18,243,204   $1,496,286    $13,359,721  $88,543,721
                                  ===========  ===========  ===========   ==========    ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                 MSF METLIFE
                                 MODERATE TO  MSF METLIFE    MSF MFS     MSF MORGAN
                                  AGGRESSIVE     STOCK        TOTAL       STANLEY
                                  ALLOCATION     INDEX        RETURN     EAFE INDEX
                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                  (CLASS B)     (CLASS A)    (CLASS F)    (CLASS A)
                                 -----------  -----------  -----------  -----------
ASSETS:
   Investments at fair value     $99,166,731  $59,534,451  $39,309,681  $34,176,910
                                 -----------  -----------  -----------  -----------
         Total Assets             99,166,731   59,534,451   39,309,681   34,176,910
                                 -----------  -----------  -----------  -----------
LIABILITIES:
   Other payables
      Insurance charges                5,978        3,057        2,421        1,847
      Administrative fees                 --           34           14            1
                                 -----------  -----------  -----------  -----------
         Total Liabilities             5,978        3,091        2,435        1,848
                                 -----------  -----------  -----------  -----------
NET ASSETS                       $99,160,753  $59,531,360  $39,307,246  $34,175,062
                                 ===========  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                  MSF WESTERN
                                                                                     ASSET          PIMCO VIT      PUTNAM VT
                                 MSF OPPENHEIMER  MSF OPPENHEIMER  MSF RUSSELL    MANAGEMENT       TOTAL RETURN   DISCOVERY
                                  GLOBAL EQUITY    GLOBAL EQUITY    2000 INDEX  U.S. GOVERNMENT     SUBACCOUNT      GROWTH
                                    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     (ADMINISTRATIVE  SUBACCOUNT
                                    (CLASS A)        (CLASS B)       (CLASS A)     (CLASS A)          CLASS)      (CLASS IB)
                                 ---------------  ---------------  -----------  ---------------  ---------------  ----------
ASSETS:
   Investments at fair value       $26,084,643       $6,535,813    $27,181,495    $8,208,378        $5,787,412     $111,978
                                   -----------       ----------    -----------    ----------        ----------     --------
         Total Assets               26,084,643        6,535,813     27,181,495     8,208,378         5,787,412      111,978
                                   -----------       ----------    -----------    ----------        ----------     --------
LIABILITIES:
   Other payables
      Insurance charges                    964              398          1,435           407               330            7
      Administrative fees                   15             --                2             4                 2           --
                                   -----------       ----------    -----------    ----------        ----------     --------
         Total Liabilities                 979              398          1,437           411               332            7
                                   -----------       ----------    -----------    ----------        ----------     --------
NET ASSETS                         $26,083,664       $6,535,415    $27,180,058    $8,207,967        $5,787,080     $111,971
                                   ===========       ==========    ===========    ==========        ==========     ========

   The accompanying notes are an integral part of these financial statements.

                                                                                WELLS FARGO VT
                              VAN KAMPEN LIT  VAN KAMPEN LIT   VAN KAMPEN LIT      ADVANTAGE
                                 COMSTOCK       ENTERPRISE    STRATEGIC GROWTH   SMALL/MID CAP
                                SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          VALUE
                                (CLASS II)      (CLASS II)       (CLASS II)       SUBACCOUNT
                              --------------  --------------  ----------------  --------------
ASSETS:
   Investments at fair value    $1,536,053        $96,902         $612,229        $1,387,748
                                ----------        -------         --------        ----------
         Total Assets            1,536,053         96,902          612,229         1,387,748
                                ----------        -------         --------        ----------
LIABILITIES:
   Other payables
      Insurance charges                102              7               42                83
      Administrative fees               --              1                1                --
                                ----------        -------         --------        ----------
         Total Liabilities             102              8               43                83
                                ----------        -------         --------        ----------
NET ASSETS                      $1,535,951        $96,894         $612,186        $1,387,665
                                ==========        =======         ========        ==========

   The accompanying notes are an integral part of these financial statements.

                     This page is intentionally left blank.

            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                              AIM VI CORE   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                                EQUITY       GLOBAL GROWTH  GROWTH-INCOME       GROWTH
                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                             (SERIES I)(a)    (CLASS 2)       (CLASS 2)        (CLASS 2)
                                             -------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                 $     --       $142,234        $ 108,670      $   83,640
                                                --------       --------        ---------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                   1,710         29,878           46,485          62,281
      Administrative charges                          36             48               75              48
                                                --------       --------        ---------      ----------
         Total expenses                            1,746         29,926           46,560          62,329
                                                --------       --------        ---------      ----------
            Net investment income (loss)          (1,746)       112,308           62,110          21,311
                                                --------       --------        ---------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --        191,466          209,101         658,320
      Realized gains (losses) on sale of
         investments                             102,959         75,644          109,787         105,904
                                                --------       --------        ---------      ----------
            Net realized gains (losses)          102,959        267,110          318,888         764,224
                                                --------       --------        ---------      ----------
      Change in unrealized gains (losses)
         on investments                          (55,580)       183,312         (170,482)        232,337
                                                --------       --------        ---------      ----------
      Net increase (decrease) in net assets
         resulting from operations              $ 45,633       $562,730        $ 210,516      $1,017,872
                                                ========       ========        =========      ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                                                                     DREYFUS
                                              CREDIT SUISSE     DELAWARE VIP       STOCK INDEX
                                             TRUST EMERGING    SMALL CAP VALUE     SUBACCOUNT
                                                 MARKETS         SUBACCOUNT     (INITIAL SHARES)
                                              SUBACCOUNT (a)  (STANDARD CLASS)         (a)
                                             ---------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                $       --        $    47,601       $   111,934
                                               ----------        -----------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                    7,813             68,507            49,116
      Administrative charges                           15                113             1,279
                                               ----------        -----------       -----------
         Total expenses                             7,828             68,620            50,395
                                               ----------        -----------       -----------
            Net investment income (loss)           (7,828)           (21,019)           61,539
                                               ----------        -----------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --            756,236                --
      Realized gains (losses) on sale of
         investments                            1,072,815            250,977         4,777,181
                                               ----------        -----------       -----------
            Net realized gains (losses)         1,072,815          1,007,213         4,777,181
                                               ----------        -----------       -----------
      Change in unrealized gains (losses)
         on investments                          (917,161)        (1,678,569)       (3,354,221)
                                               ----------        -----------       -----------
      Net increase (decrease) in net assets
         resulting from operations             $  147,826        $  (692,375)      $ 1,484,499
                                               ==========        ===========       ===========
                                                                                    FIDELITY
                                                                  DREYFUS VIF       VIP ASSET
                                                DREYFUS VIF       DEVELOPING       MANAGER SM
                                               APPRECIATION        LEADERS         SUBACCOUNT
                                                SUBACCOUNT        SUBACCOUNT     (INITIAL CLASS)
                                             (INITIAL SHARES)  (INITIAL SHARES)        (a)
                                             ----------------  ----------------  ---------------
INVESTMENT INCOME:
      Dividends                                  $246,963         $   114,145       $ 327,936
                                                 --------         -----------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                  132,380             112,391          16,021
      Administrative charges                          463                 324             207
                                                 --------         -----------       ---------
         Total expenses                           132,843             112,715          16,228
                                                 --------         -----------       ---------
            Net investment income (loss)          114,120               1,430         311,708
                                                 --------         -----------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --           1,995,666         299,941
      Realized gains (losses) on sale of
         investments                              400,722            (203,703)       (125,183)
                                                 --------         -----------       ---------
            Net realized gains (losses)           400,722           1,791,963         174,758
                                                 --------         -----------       ---------
      Change in unrealized gains (losses)
         on investments                           450,952          (3,510,503)         42,920
                                                 --------         -----------       ---------
      Net increase (decrease) in net assets
         resulting from operations               $965,794         $(1,717,110)      $ 529,386
                                                 ========         ===========       =========

   The accompanying notes are an integral part of these financial statements.

                                                           FIDELITY VIP
                                                              DYNAMIC
                                             FIDELITY VIP     CAPITAL     FIDELITY VIP  FIDELITY VIP
                                              CONTRAFUND   APPRECIATION  EQUITY-INCOME     GROWTH
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                               (SERVICE      (SERVICE       (INITIAL      (INITIAL
                                               CLASS 2)      CLASS 2)        CLASS)        CLASS)
                                             ------------  ------------  -------------  ------------
INVESTMENT INCOME:
      Dividends                               $   153,992    $    323     $   497,311    $  282,268
                                              -----------    --------     -----------    ----------
EXPENSES:
      Mortality and expense risk
         charges                                  126,128       1,874         130,465       156,616
      Administrative charges                          442          15           2,595         1,941
                                              -----------    --------     -----------    ----------
         Total expenses                           126,570       1,889         133,060       158,557
                                              -----------    --------     -----------    ----------
            Net investment income (loss)           27,422      (1,566)        364,251       123,711
                                              -----------    --------     -----------    ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               5,261,601      29,763       2,193,184        30,548
      Realized gains (losses) on sale of
         investments                              702,152      34,566         469,180      (211,295)
                                              -----------    --------     -----------    ----------
            Net realized gains (losses)         5,963,753      64,329       2,662,364      (180,747)
                                              -----------    --------     -----------    ----------
      Change in unrealized gains (losses)
         on investments                        (3,016,711)    (47,914)     (2,677,796)    8,049,550
                                              -----------    --------     -----------    ----------
      Net increase (decrease) in net assets
         resulting from operations            $ 2,974,464    $ 14,849     $   348,819    $7,992,514
                                              ===========    ========     ===========    ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                          FTVIP        FTVIPT
                                              FIDELITY                  TEMPLETON     TEMPLETON    FTVIPT    JANUS ASPEN
                                              VIP HIGH     FIDELITY       GLOBAL     DEVELOPING   TEMPLETON    MID CAP
                                               INCOME    VIP MID CAP      ASSET        MARKETS     FOREIGN      GROWTH
                                             SUBACCOUNT   SUBACCOUNT    ALLOCATION   SECURITIES  SECURITIES  SUBACCOUNT
                                              (INITIAL     (SERVICE     SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   (SERVICE
                                               CLASS)      CLASS 2)   (CLASS 1) (a)   (CLASS 2)   (CLASS 2)    SHARES)
                                             ----------  -----------  -------------  ----------  ----------  -----------
INVESTMENT INCOME:
      Dividends                                $241,893   $  107,493   $        --    $ 47,001    $ 55,606    $  1,206
                                               --------   ----------   -----------    --------    --------    --------
EXPENSES:
      Mortality and expense risk
         charges                                 13,633      151,326        21,557      17,407      18,906      12,729
      Administrative charges                        125          320           512         119          87         141
                                               --------   ----------   -----------    --------    --------    --------
         Total expenses                          13,758      151,646        22,069      17,526      18,993      12,870
                                               --------   ----------   -----------    --------    --------    --------
            Net investment income (loss)        228,135      (44,153)      (22,069)     29,475      36,613     (11,664)
                                               --------   ----------   -----------    --------    --------    --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    --    1,873,255            --     161,501     126,831       8,678
      Realized gains (losses) on sale of
         investments                            (76,155)     541,727     2,368,522     157,027      82,374     154,235
                                               --------   ----------   -----------    --------    --------    --------
            Net realized gains (losses)         (76,155)   2,414,982     2,368,522     318,528     209,205     162,913
                                               --------   ----------   -----------    --------    --------    --------
      Change in unrealized gains (losses)
         on investments                         (88,048)     518,971    (1,567,473)    182,075     137,620     180,410
                                               --------   ----------   -----------    --------    --------    --------
      Net increase (decrease) in net assets
         resulting from operations             $ 63,932   $2,889,800   $   778,980    $530,078    $383,438    $331,659
                                               ========   ==========   ===========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

                                             JANUS ASPEN       LMPIS
                                              WORLDWIDE       PREMIER       LMPVET
                                                GROWTH      SELECTIONS    AGGRESSIVE     LMPVET
                                              SUBACCOUNT      ALL CAP       GROWTH    APPRECIATION
                                               (SERVICE       GROWTH      SUBACCOUNT   SUBACCOUNT
                                               SHARES)    SUBACCOUNT (a)   (CLASS I)    (CLASS I)
                                             -----------  --------------  ----------  ------------
INVESTMENT INCOME:
      Dividends                               $ 10,547       $     76     $      --     $ 15,622
                                              --------       --------     ---------     --------
EXPENSES:
      Mortality and expense risk
         charges                                14,120            280        65,757       11,615
      Administrative charges                       116             12            96           41
                                              --------       --------     ---------     --------
         Total expenses                         14,236            292        65,853       11,656
                                              --------       --------     ---------     --------
            Net investment income (loss)        (3,689)          (216)      (65,853)       3,966
                                              --------       --------     ---------     --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --          8,454        47,300      120,381
      Realized gains (losses) on sale of
         investments                           213,741          9,039       400,747       36,555
                                              --------       --------     ---------     --------
            Net realized gains (losses)        213,741         17,493       448,047      156,936
                                              --------       --------     ---------     --------
      Change in unrealized gains (losses)
         on investments                        (26,487)       (11,088)     (289,845)     (60,027)
                                              --------       --------     ---------     --------
      Net increase (decrease) in net assets
         resulting from operations            $183,565       $  6,189     $  92,349     $100,875
                                              ========       ========     =========     ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                          LMPVET       LMPVET       LMPVET                    LMPVET
                                              LMPVET      EQUITY    FUNDAMENTAL  INTERNATIONAL    LMPVET    LARGE CAP
                                             DIVIDEND      INDEX       VALUE        ALL CAP      INVESTORS    GROWTH
                                             STRATEGY   SUBACCOUNT   SUBACCOUNT   OPPORTUNITY   SUBACCOUNT  SUBACCOUNT
                                            SUBACCOUNT  (CLASS II)   (CLASS I)     SUBACCOUNT    (CLASS I)   (CLASS I)
                                            ----------  ----------  -----------  -------------  ----------  ----------
INVESTMENT INCOME:
      Dividends                              $  6,612   $  336,790  $   156,448   $    67,390    $ 117,674   $  2,336
                                             --------   ----------  -----------   -----------    ---------   --------
EXPENSES:
      Mortality and expense risk charges        3,184      169,638       79,320        50,828       67,579     51,979
      Administrative charges                       93          124          257           145          299        139
                                             --------   ----------  -----------   -----------    ---------   --------
         Total expenses                         3,277      169,762       79,577        50,973       67,878     52,118
                                             --------   ----------  -----------   -----------    ---------   --------
            Net investment income (loss)        3,335      167,028       76,871        16,417       49,796    (49,782)
                                             --------   ----------  -----------   -----------    ---------   --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  --      974,738      612,090     3,528,580      269,182         --
      Realized gains (losses) on sale of
         investments                           32,422      756,277      136,996       357,349      320,220    171,006
                                             --------   ----------  -----------   -----------    ---------   --------
            Net realized gains (losses)        32,422    1,731,015      749,086     3,885,929      589,402    171,006
                                             --------   ----------  -----------   -----------    ---------   --------
      Change in unrealized gains (losses)
         on investments                       (16,154)    (931,186)  (1,235,641)   (3,499,832)    (719,159)   127,686
                                             --------   ----------  -----------   -----------    ---------   --------
      Net increase (decrease) in net assets
         resulting from operations           $ 19,603   $  966,857  $  (409,684)  $   402,514    $ (79,961)  $248,910
                                             ========   ==========  ===========   ===========    =========   ========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVET SMALL CAP                                     LMPVPV SMALL CAP
                                                  GROWTH        LMPVET SOCIAL    LMPVPI ALL CAP        GROWTH
                                                SUBACCOUNT     AWARENESS STOCK     SUBACCOUNT       OPPORTUNITIES
                                                 (CLASS I)        SUBACCOUNT      (CLASS I) (a)    SUBACCOUNT (a)
                                             ----------------  ---------------   --------------   ----------------
INVESTMENT INCOME:
      Dividends                                  $      --       $  126,043        $    30,386        $    225
                                                 ---------       ----------        -----------        --------
EXPENSES:
      Mortality and expense risk
         charges                                    14,120           79,451             26,397           2,133
      Administrative charges                            74            1,379                 70               9
                                                 ---------       ----------        -----------        --------
         Total expenses                             14,194           80,830             26,467           2,142
                                                 ---------       ----------        -----------        --------
            Net investment income (loss)           (14,194)          45,213              3,919          (1,917)
                                                 ---------       ----------        -----------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  181,737        1,461,793            526,787          32,340
      Realized gains (losses) on sale of
         investments                                96,518          174,975          2,346,624         105,445
                                                 ---------       ----------        -----------        --------
            Net realized gains (losses)            278,255        1,636,768          2,873,411         137,785
                                                 ---------       ----------        -----------        --------
      Change in unrealized gains (losses)
         on investments                           (113,328)        (772,784)        (2,347,172)        (73,230)
                                                 ---------       ----------        -----------        --------
      Net increase (decrease) in net assets
         resulting from operations               $ 150,733       $  909,197        $   530,158        $ 62,638
                                                 =========       ==========        ===========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                   LMPVET
                                             CAPITAL AND INCOME  LMPVIT ADJUSTABLE  LMPVIT HIGH
                                                 SUBACCOUNT         RATE INCOME       INCOME
                                                (CLASS I) (b)       SUBACCOUNT      SUBACCOUNT
                                             ------------------  -----------------  -----------
INVESTMENT INCOME:
      Dividends                                   $   9,744            $10,054       $ 146,463
                                                  ---------            -------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                      4,615              1,356          13,375
      Administrative charges                             49                 --              61
                                                  ---------            -------       ---------
         Total expenses                               4,664              1,356          13,436
                                                  ---------            -------       ---------
            Net investment income (loss)              5,080              8,698         133,027
                                                  ---------            -------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   112,401                 --              --
      Realized gains (losses) on sale of
         investments                                  3,599               (736)        (10,566)
                                                  ---------            -------       ---------
            Net realized gains (losses)             116,000               (736)        (10,566)
                                                  ---------            -------       ---------
      Change in unrealized gains (losses)
         on investments                            (115,881)            (8,818)       (131,739)
                                                  ---------            -------       ---------
      Net increase (decrease) in net assets
         resulting from operations                $   5,199            $  (856)      $  (9,278)
                                                  =========            =======       =========

                                                           LMPVPI TOTAL
                                             LMPVIT MONEY     RETURN         LMPVPIII
                                                MARKET      SUBACCOUNT    LARGE CAP VALUE
                                              SUBACCOUNT   (CLASS I) (a)  SUBACCOUNT (a)
                                             ------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                $299,105      $  6,398       $    38,674
                                               --------      --------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                 45,710         2,214            20,866
      Administrative charges                        578            23                50
                                               --------      --------       -----------
         Total expenses                          46,288         2,237            20,916
                                               --------      --------       -----------
            Net investment income (loss)        252,817         4,161            17,758
                                               --------      --------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    --         5,005                --
      Realized gains (losses) on sale of
         investments                                 --       112,828         2,168,850
                                               --------      --------       -----------
            Net realized gains (losses)              --       117,833         2,168,850
                                               --------      --------       -----------
      Change in unrealized gains (losses)
         on investments                              --       (97,947)       (1,643,664)
                                               --------      --------       -----------
      Net increase (decrease) in net assets
         resulting from operations             $252,817      $ 24,047       $   542,944
                                               ========      ========       ===========

   The accompanying notes are an integral part of these financial statements.

                                             LORD ABBETT GROWTH   LORD ABBETT    MIST BATTERYMARCH  MIST BLACKROCK
                                                 AND INCOME      MID-CAP VALUE     MID-CAP STOCK      HIGH YIELD
                                                 SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                               (CLASS VC) (a)    (CLASS VC) (a)      (CLASS A)         (CLASS A)
                                             ------------------  --------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                   $      --         $     --        $   46,097        $  56,705
                                                  ---------         --------        ----------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                      3,031            2,302            81,571           34,086
      Administrative charges                             --               --               245              172
                                                  ---------         --------        ----------        ---------
         Total expenses                               3,031            2,302            81,816           34,258
                                                  ---------         --------        ----------        ---------
            Net investment income (loss)             (3,031)          (2,302)          (35,719)          22,447
                                                  ---------         --------        ----------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --               --         1,837,987               --
      Realized gains (losses) on sale of
         investments                                170,553          140,277          (169,230)         (17,859)
                                                  ---------         --------        ----------        ---------
            Net realized gains (losses)             170,553          140,277         1,668,757          (17,859)
                                                  ---------         --------        ----------        ---------
      Change in unrealized gains (losses)
         on investments                            (100,473)         (30,039)         (799,208)        (152,755)
                                                  ---------         --------        ----------        ---------
      Net increase (decrease) in net assets
         resulting from operations                $  67,049         $107,936        $  833,830        $(148,167)
                                                  =========         ========        ==========        =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN
                                             LARGE-CAP CORE  LARGE-CAP CORE  SMALL-CAP VALUE
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS E) (b)   (CLASS A) (a)     (CLASS A)
                                             --------------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                                  $    --        $  11,207        $    --
                                                 -------        ---------        -------
EXPENSES:
      Mortality and expense risk
         charges                                   8,915            4,453          1,000
      Administrative charges                          18               29             --
                                                 -------        ---------        -------
         Total expenses                            8,933            4,482          1,000
                                                 -------        ---------        -------
            Net investment income (loss)          (8,933)           6,725         (1,000)
                                                 -------        ---------        -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --           97,635            697
      Realized gains (losses) on sale of
         investments                               4,656           81,419          2,452
                                                 -------        ---------        -------
            Net realized gains (losses)            4,656          179,054          3,149
                                                 -------        ---------        -------
      Change in unrealized gains (losses)
         on investments                            8,467         (104,596)        (8,806)
                                                 -------        ---------        -------
      Net increase (decrease) in net assets
         resulting from operations               $ 4,190        $  81,183        $(6,657)
                                                 =======        =========        =======

                                              MIST HARRIS
                                                OAKMARK                        MIST LAZARD
                                             INTERNATIONAL  MIST JANUS FORTY     MID-CAP
                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                               (CLASS A)        (CLASS A)     (CLASS B) (b)
                                             -------------  ----------------  -------------
INVESTMENT INCOME:
      Dividends                                $  35,686       $   147,540       $    --
                                               ---------       -----------       -------
EXPENSES:
      Mortality and expense risk
         charges                                  30,551           481,227            88
      Administrative charges                          32             3,685            --
                                               ---------       -----------       -------
         Total expenses                           30,583           484,912            88
                                               ---------       -----------       -------
            Net investment income (loss)           5,103          (337,372)          (88)
                                               ---------       -----------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                306,201        14,187,307            --
      Realized gains (losses) on sale of
         investments                              56,757           212,724            (2)
                                               ---------       -----------       -------
            Net realized gains (losses)          362,958        14,400,031            (2)
                                               ---------       -----------       -------
      Change in unrealized gains (losses)
         on investments                         (443,920)        8,826,490        (2,706)
                                               ---------       -----------       -------
      Net increase (decrease) in net assets
         resulting from operations             $ (75,859)      $22,889,149       $(2,796)
                                               =========       ===========       =======

   The accompanying notes are an integral part of these financial statements.

                                             MIST LEGG MASON        MIST            MIST             MIST
                                             PARTNERS MANAGED  LOOMIS SAYLES    LORD ABBETT      LORD ABBETT
                                                  ASSETS       GLOBAL MARKETS  BOND DEBENTURE  GROWTH AND INCOME
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                 (CLASS A)      (CLASS A) (b)     (CLASS A)        (CLASS B)
                                             ----------------  --------------  --------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $   824,719      $       --        $71,036         $  67,542
                                                -----------      ----------        -------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                    241,748          51,039          7,551            35,034
      Administrative charges                            635           1,259             15                66
                                                -----------      ----------        -------         ---------
         Total expenses                             242,383          52,298          7,566            35,100
                                                -----------      ----------        -------         ---------
            Net investment income (loss)            582,336         (52,298)        63,470            32,442
                                                -----------      ----------        -------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 2,899,072              --          1,638           347,056
      Realized gains (losses) on sale of
         investments                                 85,920         254,953         11,978            96,048
                                                -----------      ----------        -------         ---------
            Net realized gains (losses)           2,984,992         254,953         13,616           443,104
                                                -----------      ----------        -------         ---------
      Change in unrealized gains (losses)
         on investments                          (1,791,239)      2,601,492          1,929          (231,789)
                                                -----------      ----------        -------         ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,776,089      $2,804,147        $79,015         $ 243,757
                                                ===========      ==========        =======         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                                            MIST
                                             MIST LORD ABBETT      MIST MET/AIM        MIST MET/AIM     MFS EMERGING
                                               MID-CAP VALUE   CAPITAL APPRECIATION  SMALL CAP GROWTH  MARKETS EQUITY
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                               (CLASS B) (b)         (CLASS A)           (CLASS A)      (CLASS A)(b)
                                             ----------------  --------------------  ----------------  --------------
INVESTMENT INCOME:
      Dividends                                  $      --           $  1,853              $   --          $     --
                                                 ---------           --------              ------          --------
EXPENSES:
      Mortality and expense risk
         charges                                     5,698             16,574                 820            18,997
      Administrative charges                             1                 43                  --                41
                                                 ---------           --------              ------          --------
         Total expenses                              5,699             16,617                 820            19,038
                                                 ---------           --------              ------          --------
            Net investment income (loss)            (5,699)           (14,764)               (820)          (19,038)
                                                 ---------           --------              ------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --              5,086               1,332                --
      Realized gains (losses) on sale of
         investments                                (6,424)           (26,760)              1,914            68,205
                                                 ---------           --------              ------          --------
            Net realized gains (losses)             (6,424)           (21,674)              3,246            68,205
                                                 ---------           --------              ------          --------
      Change in unrealized gains (losses)
         on investments                           (126,996)           248,410               5,022           757,037
                                                 ---------           --------              ------          --------
      Net increase (decrease) in net assets
         resulting from operations               $(139,119)          $211,972              $7,448          $806,204
                                                 =========           ========              ======          ========

                                                  MIST
                                              MFS RESEARCH     MIST
                                             INTERNATIONAL  MFS VALUE
                                               SUBACCOUNT   SUBACCOUNT
                                             (CLASS B) (b)   (CLASS A)
                                             -------------  ----------
INVESTMENT INCOME:
      Dividends                                 $     --     $     28
                                                --------     --------
EXPENSES:
      Mortality and expense risk
         charges                                  15,312       44,457
      Administrative charges                          56            1
                                                --------     --------
         Total expenses                           15,368       44,458
                                                --------     --------
            Net investment income (loss)         (15,368)     (44,430)
                                                --------     --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --       83,059
      Realized gains (losses) on sale of
         investments                               6,624       44,698
                                                --------     --------
            Net realized gains (losses)            6,624      127,757
                                                --------     --------
      Change in unrealized gains (losses)
         on investments                          168,165      175,854
                                                --------     --------
      Net increase (decrease) in net assets
         resulting from operations              $159,421     $259,181
                                                ========     ========

   The accompanying notes are an integral part of these financial statements.

                                                                      MIST PIMCO
                                               MIST NEUBERGER    INFLATION PROTECTED                     MIST PIONEER
                                             BERMAN REAL ESTATE          BOND         MIST PIONEER FUND  MID-CAP VALUE
                                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                                 (CLASS A)          (CLASS A) (b)         (CLASS A)      (CLASS A) (a)
                                             ------------------  -------------------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                                  $    80,068           $    --             $ 30,697          $   59
                                                 -----------           -------             --------          ------
EXPENSES:
      Mortality and expense risk
         charges                                      54,257             1,130               25,701              29
      Administrative charges                             292                --                   86              --
                                                 -----------           -------             --------          ------
         Total expenses                               54,549             1,130               25,787              29
                                                 -----------           -------             --------          ------
            Net investment income (loss)              25,519            (1,130)               4,910              30
                                                 -----------           -------             --------          ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    641,612                --                   --           2,102
      Realized gains (losses) on sale of
         investments                                 106,257              (311)              49,188            (188)
                                                 -----------           -------             --------          ------
            Net realized gains (losses)              747,869              (311)              49,188           1,914
                                                 -----------           -------             --------          ------
      Change in unrealized gains (losses)
         on investments                           (1,900,905)           28,984               89,785            (352)
                                                 -----------           -------             --------          ------
      Net increase (decrease) in net assets
         resulting from operations               $(1,127,517)          $27,543             $143,883          $1,592
                                                 ===========           =======             ========          ======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               MIST PIONEER    MIST THIRD AVENUE  METLIFE INVESTMENT   METLIFE INVESTMENT
                                             STRATEGIC INCOME    SMALL CAP VALUE   DIVERSIFIED BOND   INTERNATIONAL STOCK
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                (CLASS A)          (CLASS B)         (CLASS I) (c)        (CLASS I) (c)
                                             ----------------  -----------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends                                  $ 27,610          $   8,480          $ 5,000,605         $  1,912,082
                                                 --------          ---------          -----------         ------------
EXPENSES:
      Mortality and expense risk
         charges                                   30,922             32,514              678,517              488,551
      Administrative charges                          142                135                  210                  132
                                                 --------          ---------          -----------         ------------
         Total expenses                            31,064             32,649              678,727              488,683
                                                 --------          ---------          -----------         ------------
            Net investment income (loss)           (3,454)           (24,169)           4,321,878            1,423,399
                                                 --------          ---------          -----------         ------------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             55,700                   --            6,933,897
      Realized gains (losses) on sale of
         investments                               17,467            (50,840)           3,668,463           17,454,584
                                                 --------          ---------          -----------         ------------
            Net realized gains (losses)            17,467              4,860            3,668,463           24,388,481
                                                 --------          ---------          -----------         ------------
      Change in unrealized gains (losses)
         on investments                           216,951           (535,591)          (4,451,984)         (19,639,175)
                                                 --------          ---------          -----------         ------------
      Net increase (decrease) in net assets
         resulting from operations               $230,964          $(554,900)         $ 3,538,357         $  6,172,705
                                                 ========          =========          ===========         ============

                                             METLIFE INVESTMENT  METLIFE INVESTMENT
                                                LARGE COMPANY       SMALL COMPANY
                                                    STOCK               STOCK
                                                 SUBACCOUNT          SUBACCOUNT
                                                (CLASS I) (c)       (CLASS I) (c)
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                 $ 1,257,344         $   159,162
                                                -----------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                    693,574             351,484
      Administrative charges                            342                 240
                                                -----------         -----------
         Total expenses                             693,916             351,724
                                                -----------         -----------
            Net investment income (loss)            563,428            (192,562)
                                                -----------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   211,663           8,808,065
      Realized gains (losses) on sale of
         investments                             10,895,328          (1,358,781)
                                                -----------         -----------
            Net realized gains (losses)          11,106,991           7,449,284
                                                -----------         -----------
      Change in unrealized gains (losses)
         on investments                          (6,215,908)         (6,801,002)
                                                -----------         -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 5,454,511         $   455,720
                                                ===========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                     MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK  MSF BLACKROCK
                                                   AGGRESSIVE GROWTH   BOND INCOME    DIVERSIFIED    MONEY MARKET
                                                       SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                       (CLASS D)        (CLASS A)    (CLASS A) (b)    (CLASS A)
                                                   -----------------  -------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                       $       --         $176,709      $     --        $903,240
                                                      ----------         --------      --------        --------
EXPENSES:
      Mortality and expense risk
         charges                                          52,744           40,608        32,610         149,668
      Administrative charges                                 284              392           410              47
                                                      ----------         --------      --------        --------
         Total expenses                                   53,028           41,000        33,020         149,715
                                                      ----------         --------      --------        --------
            Net investment income (loss)                 (53,028)         135,709       (33,020)        753,525
                                                      ----------         --------      --------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                             --               --            --              --
      Realized gains (losses) on sale of
         investments                                     112,391           40,261        20,382              --
                                                      ----------         --------      --------        --------
            Net realized gains (losses)                  112,391           40,261        20,382              --
                                                      ----------         --------      --------        --------
      Change in unrealized gains (losses)
         on investments                                1,004,889          111,923       140,589              --
                                                      ----------         --------      --------        --------
      Net increase (decrease) in net assets
         resulting from operations                    $1,064,252         $287,893      $127,951        $753,525
                                                      ==========         ========      ========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                              MSF LEHMAN
                                                    MSF CAPITAL                   MSF FI       BROTHERS    MSF METLIFE   MSF METLIFE
                                                      GUARDIAN       MSF FI       VALUE       AGGREGATE     AGGRESSIVE  CONSERVATIVE
                                                    U.S. EQUITY    LARGE CAP     LEADERS      BOND INDEX    ALLOCATION   ALLOCATION
                                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                   (CLASS A) (b)   (CLASS A)    (CLASS D)   (CLASS A) (d)   (CLASS B)     (CLASS B)
                                                   -------------  -----------  -----------  -------------  -----------  ------------
INVESTMENT INCOME:
      Dividends                                      $     --     $    78,931  $   149,143    $     --      $    217      $    --
                                                     --------     -----------  -----------    --------      --------      -------
EXPENSES:
      Mortality and expense risk
         charges                                        3,199         323,559      141,178      29,715        18,608        3,753
      Administrative charges                               84             751          330          17           129           26
                                                     --------     -----------  -----------    --------      --------      -------
         Total expenses                                 3,283         324,310      141,508      29,732        18,737        3,779
                                                     --------     -----------  -----------    --------      --------      -------
            Net investment income (loss)               (3,283)       (245,379)       7,635     (29,732)      (18,520)      (3,779)
                                                     --------     -----------  -----------    --------      --------      -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --       3,274,057    1,614,675          --           623          115
      Realized gains (losses) on sale of
         investments                                      228          50,345       60,845       5,944         2,325        1,094
                                                     --------     -----------  -----------    --------      --------      -------
            Net realized gains (losses)                   228       3,324,402    1,675,520       5,944         2,948        1,209
                                                     --------     -----------  -----------    --------      --------      -------
      Change in unrealized gains (losses)
         on investments                               (33,792)     (1,483,155)  (1,029,255)    399,157       (14,624)      21,288
                                                     --------     -----------  -----------    --------      --------      -------
      Net increase (decrease) in net assets
         resulting from operations                   $(36,847)    $ 1,595,868  $   653,900    $375,369      $(30,196)     $18,718
                                                     ========     ===========  ===========    ========      ========      =======

   The accompanying notes are an integral part of these financial statements.

                                                    MSF METLIFE               MSF METLIFE
                                                   CONSERVATIVE  MSF METLIFE  MODERATE TO
                                                   TO MODERATE     MODERATE    AGGRESSIVE   MSF METLIFE
                                                    ALLOCATION    ALLOCATION   ALLOCATION   STOCK INDEX
                                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                     (CLASS B)    (CLASS B)    (CLASS B)   (CLASS A) (b)
                                                   ------------  -----------  -----------  -------------
INVESTMENT INCOME:
      Dividends                                      $     --     $     186    $     688     $      --
                                                     --------     ---------    ---------     ---------
EXPENSES:
      Mortality and expense risk
         charges                                       24,428       126,436      121,228       132,691
      Administrative charges                               27           178           36         2,724
                                                     --------     ---------    ---------     ---------
         Total expenses                                24,455       126,614      121,264       135,415
                                                     --------     ---------    ---------     ---------
            Net investment income (loss)              (24,455)     (126,428)    (120,576)     (135,415)
                                                     --------     ---------    ---------     ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       1,612         3,339        2,752            --
                                                     --------     ---------    ---------     ---------
      Realized gains (losses) on sale of
         investments                                    5,351        19,888        5,452        48,564
                                                     --------     ---------    ---------     ---------
            Net realized gains (losses)                 6,963        23,227        8,204        48,564
                                                     --------     ---------    ---------     ---------
      Change in unrealized gains (losses)
         on investments                               113,276       464,240      237,883       280,865
                                                     --------     ---------    ---------     ---------
      Net increase (decrease) in net assets
         resulting from operations                   $ 95,784     $ 361,039    $ 125,511     $ 194,014
                                                     ========     =========    =========     =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                        MSF WESTERN
                                                                                  MSF           MSF                        ASSET
                                                     MSF MFS     MSF MORGAN   OPPENHEIMER  OPPENHEIMER       MSF         MANAGEMENT
                                                      TOTAL       STANLEY       GLOBAL       GLOBAL      RUSSELL 2000       HIGH
                                                     RETURN      EAFE INDEX     EQUITY       EQUITY         INDEX        YIELD BOND
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                    (CLASS F)  (CLASS A) (d)   (CLASS A)    (CLASS B)   (CLASS A) (d)  (CLASS A) (a)
                                                   ----------  -------------  -----------  -----------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                    $  797,948    $      --     $  302,751    $ 51,591     $      --      $ 764,523
                                                   ----------    ---------     ----------    --------     ---------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                      306,438       32,360        123,571      45,770        24,967         17,498
      Administrative charges                            1,712           15          1,877          10            29             81
                                                   ----------    ---------     ----------    --------     ---------      ---------
         Total expenses                               308,150       32,375        125,448      45,780        24,996         17,579
                                                   ----------    ---------     ----------    --------     ---------      ---------
            Net investment income (loss)              489,798      (32,375)       177,303       5,811       (24,996)       746,944
                                                   ----------    ---------     ----------    --------     ---------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   1,346,331           --        394,959      85,541            --         65,551
      Realized gains (losses) on sale of
         investments                                  314,293       (8,538)       359,624      56,163           332        (41,810)
                                                   ----------    ---------     ----------    --------     ---------      ---------
            Net realized gains (losses)             1,660,624       (8,538)       754,583     141,704           332         23,741
                                                   ----------    ---------     ----------    --------     ---------      ---------
      Change in unrealized gains (losses)
         on investments                              (802,870)    (436,732)       672,646     134,885      (154,335)      (473,683)
                                                   ----------    ---------     ----------    --------     ---------      ---------
      Net increase (decrease) in net assets
         resulting from operations                 $1,347,552    $(477,645)    $1,604,532    $282,400     $(178,999)     $ 297,002
                                                   ==========    =========     ==========    ========     =========      =========

   The accompanying notes are an integral part of these financial statements.

                                                MSF WESTERN
                                             ASSET MANAGEMENT          PIMCO VIT                 PIMCO VIT            PUTNAM VT
                                              U.S. GOVERNMENT         REAL RETURN              TOTAL RETURN       DISCOVERY GROWTH
                                                SUBACCOUNT            SUBACCOUNT                SUBACCOUNT           SUBACCOUNT
                                                 (CLASS A)     (ADMINISTRATIVE CLASS)(a)  (ADMINISTRATIVE CLASS)     (CLASS IB)
                                             ----------------  -------------------------  ----------------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $237,403                $ 4,396                 $277,587              $    --
                                                 --------                -------                 --------              -------
EXPENSES:
      Mortality and expense risk charges           51,182                    574                   42,131                  768
      Administrative charges                          428                     --                      208                   23
                                                 --------                -------                 --------              -------
         Total expenses                            51,610                    574                   42,339                  791
                                                 --------                -------                 --------              -------
            Net investment income (loss)          185,793                  3,822                  235,248                 (791)
                                                 --------                -------                 --------              -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                     --                       --                6,921
      Realized gains (losses) on sale of
         investments                               65,417                 (7,724)                 (29,665)               9,425
                                                 --------                -------                 --------              -------
            Net realized gains (losses)            65,417                 (7,724)                 (29,665)              16,346
                                                 --------                -------                 --------              -------
      Change in unrealized gains (losses)
         on investments                            52,703                 10,512                  227,690               (8,263)
                                                 --------                -------                 --------              -------
      Net increase (decrease) in net assets
         resulting from operations               $303,913                $ 6,610                 $433,273              $ 7,292
                                                 ========                =======                 ========              =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  PUTNAM VT          PUTNAM VT      VAN KAMPEN     VAN KAMPEN
                                            INTERNATIONAL EQUITY  SMALL CAP VALUE  LIT COMSTOCK  LIT ENTERPRISE
                                                 SUBACCOUNT         SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                               (CLASS IB)(a)       (CLASS IB)(a)    (CLASS II)     (CLASS II)
                                            --------------------  ---------------  ------------  --------------
INVESTMENT INCOME:
      Dividends                                  $  101,766         $    35,921      $  21,542       $   195
                                                 ----------         -----------      ---------       -------
EXPENSES:
      Mortality and expense risk charges              7,867              15,521         12,387         1,097
      Administrative charges                             28                  72             45            50
                                                 ----------         -----------      ---------       -------
         Total expenses                               7,895              15,593         12,432         1,147
                                                 ----------         -----------      ---------       -------
            Net investment income (loss)             93,871              20,328          9,110          (952)
                                                 ----------         -----------      ---------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   440,542             718,421         29,928            --
      Realized gains (losses) on sale of
         investments                                707,174           1,103,993         10,434        12,173
                                                 ----------         -----------      ---------       -------
            Net realized gains (losses)           1,147,716           1,822,414         40,362        12,173
                                                 ----------         -----------      ---------       -------
      Change in unrealized gains (losses)
         on investments                            (952,960)         (1,391,158)      (109,717)        1,738
                                                 ----------         -----------      ---------       -------
      Net increase (decrease) in net assets
         resulting from operations               $  288,627         $   451,584      $ (60,245)      $12,959
                                                 ==========         ===========      =========       =======

                                                  VAN KAMPEN         WELLS FARGO VT
                                             LIT STRATEGIC GROWTH       ADVANTAGE
                                                  SUBACCOUNT       SMALL/MID CAP VALUE
                                                  (CLASS II)           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends                                     $    --              $     305
                                                    -------              ---------
EXPENSES:
      Mortality and expense risk charges              4,946                 11,743
      Administrative charges                             60                     37
                                                    -------              ---------
         Total expenses                               5,006                 11,780
                                                    -------              ---------
            Net investment income (loss)             (5,006)               (11,475)
                                                    -------              ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                256,068
      Realized gains (losses) on sale of
         investments                                 33,713                 29,548
                                                    -------              ---------
            Net realized gains (losses)              33,713                285,616
                                                    -------              ---------
      Change in unrealized gains (losses)
         on investments                              58,625               (289,401)
                                                    -------              ---------
      Net increase (decrease) in net assets
         resulting from operations                  $87,332              $ (15,260)
                                                    =======              =========

   The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      AIM VI CORE EQUITY  AMERICAN FUNDS GLOBAL GROWTH  AMERICAN FUNDS GROWTH-INCOME
                                          SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
                                          (SERIES I)               (CLASS 2)                      (CLASS 2)
                                     -------------------  ----------------------------  ----------------------------
                                      2007 (a)  2006 (b)        2007        2006              2007        2006
                                     ---------  --------    -----------  ----------       -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (1,746) $    237    $   112,308  $    3,632       $    62,110  $   37,214
   Net realized gains (losses)         102,959     1,041        267,110      28,942           318,888     103,951
   Change in unrealized gains
      (losses) on investments          (55,580)   55,580        183,312     335,141          (170,482)    309,374
                                     ---------  --------    -----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                45,633    56,858        562,730     367,715           210,516     450,539
                                     ---------  --------    -----------  ----------       -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              28,421    64,479      1,358,675     631,022         1,668,661     801,325
   Transfers from other funding
      options                            6,015   682,268      4,126,656   1,349,581         4,923,977   1,350,257
   Administrative and asset
      allocation charges                    --        --             --          --                --          --
   Contract surrenders                 (68,180)  (40,472)      (511,630)   (250,994)       (1,007,837)   (278,321)
   Transfers to other funding
      options                         (733,419)  (41,603)    (2,417,695)    (93,809)       (2,884,032)   (156,482)
   Other receipts (payments)                --        --             --          --           (12,077)         --
                                     ---------  --------    -----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (767,163)  664,672      2,556,006   1,635,800         2,688,692   1,716,779
                                     ---------  --------    -----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets                (721,530)  721,530      3,118,736   2,003,515         2,899,208   2,167,318
NET ASSETS:
   Beginning of period                 721,530        --      3,073,835   1,070,320         4,451,301   2,283,983
                                     ---------  --------    -----------  ----------       -----------  ----------
   End of period                     $      --  $721,530    $ 6,192,571  $3,073,835       $ 7,350,509  $4,451,301
                                     =========  ========    ===========  ==========       ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      AMERICAN FUNDS GROWTH   CREDIT SUISSE TRUST EMERGING  DELAWARE VIP SMALL CAP VALUE
                                            SUBACCOUNT                   MARKETS                     SUBACCOUNT
                                            (CLASS 2)                  SUBACCOUNT                 (STANDARD CLASS)
                                     -----------------------  ----------------------------  ----------------------------
                                         2007        2006         2007 (a)      2006              2007         2006
                                     -----------  ----------    -----------  ----------       -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    21,311  $   21,599    $    (7,828) $   (6,958)      $   (21,019) $   (49,239)
   Net realized gains (losses)           764,224      68,510      1,072,815     340,362         1,007,213    1,371,483
   Change in unrealized gains
      (losses) on investments            232,337     440,147       (917,161)    359,469        (1,678,569)     (24,960)
                                     -----------  ----------    -----------  ----------       -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,017,872     530,256        147,826     692,873          (692,375)   1,297,284
                                     -----------  ----------    -----------  ----------       -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             2,270,162   1,468,406         65,517     740,853         1,397,933    2,582,169
   Transfers from other funding
      options                          5,695,893   4,149,458        195,123     785,290         4,565,494    1,291,544
   Administrative and asset
      allocation charges                      --          --             --         (12)               --           --
   Contract surrenders                (1,157,735)   (590,217)      (204,733)   (931,258)       (1,562,783)  (3,537,006)
   Transfers to other funding
      options                         (4,150,399)   (336,246)    (3,221,830)   (267,492)       (4,464,664)    (766,511)
   Other receipts (payments)              20,287          --             --          --            (1,340)        (969)
                                     -----------  ----------    -----------  ----------       -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    2,678,208   4,691,401     (3,165,923)    327,381           (65,360)    (430,773)
                                     -----------  ----------    -----------  ----------       -----------  -----------
      Net increase (decrease)
         in net assets                 3,696,080   5,221,657     (3,018,097)  1,020,254          (757,735)     866,511
NET ASSETS:
   Beginning of period                 7,895,853   2,674,196      3,018,097   1,997,843         9,517,484    8,650,973
                                     -----------  ----------    -----------  ----------       -----------  -----------
   End of period                     $11,591,933  $7,895,853    $        --  $3,018,097       $ 8,759,749  $ 9,517,484
                                     ===========  ==========    ===========  ==========       ===========  ===========

                                         DREYFUS STOCK INDEX
                                            SUBACCOUNT
                                         (INITIAL SHARES)
                                     -------------------------
                                       2007 (a)       2006
                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     61,539  $   274,260
   Net realized gains (losses)          4,777,181      564,781
   Change in unrealized gains
      (losses) on investments          (3,354,221)   2,973,799
                                     ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                1,484,499    3,812,840
                                     ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                784,248    2,462,697
   Transfers from other funding
      options                             147,330      670,720
   Administrative and asset
      allocation charges                       (3)        (143)
   Contract surrenders                 (1,094,908)  (5,261,539)
   Transfers to other funding
      options                         (27,820,094)  (1,582,086)
   Other receipts (payments)               (6,715)     (60,401)
                                     ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (27,990,142)  (3,770,752)
                                     ------------  -----------
      Net increase (decrease)
         in net assets                (26,505,643)      42,088
NET ASSETS:
   Beginning of period                 26,505,643   26,463,555
                                     ------------  -----------
   End of period                     $         --  $26,505,643
                                     ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                DREYFUS VIF DEVELOPING
                                     DREYFUS VIF APPRECIATION           LEADERS          FIDELITY VIP ASSET MANAGER SM
                                            SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                         (INITIAL SHARES)          (INITIAL SHARES)              (INITIAL CLASS)
                                     ------------------------  ------------------------  -----------------------------
                                         2007         2006         2007         2006        2007 (a)         2006
                                     -----------  -----------  -----------  -----------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   114,120  $   106,867  $     1,430  $   (62,876)  $    311,708    $   270,440
   Net realized gains (losses)           400,722       89,201    1,791,963    1,445,684        174,758        (78,895)
   Change in unrealized gains
      (losses) on investments            450,952    2,006,468   (3,510,503)    (914,309)        42,920        623,108
                                     -----------  -----------  -----------  -----------   ------------    -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 965,794    2,202,536   (1,717,110)     468,499        529,386        814,653
                                     -----------  -----------  -----------  -----------   ------------    -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               738,429    1,205,817    1,665,242    2,220,467        155,978        591,770
   Transfers from other funding
      options                            512,164      286,664    1,843,145      894,380          5,852        174,776
   Administrative and asset
      allocation charges                      --           --          (11)         (17)            --             (5)
   Contract surrenders                (2,615,583)  (2,651,578)  (2,575,291)  (3,472,936)      (288,518)    (3,219,942)
   Transfers to other funding
      options                           (732,914)    (571,998)  (2,613,775)  (1,046,386)   (10,910,235)      (436,648)
   Other receipts (payments)              (2,605)     (12,348)      (9,435)          --             --             --
                                     -----------  -----------  -----------  -----------   ------------    -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,100,509)  (1,743,443)  (1,690,125)  (1,404,492)   (11,036,923)    (2,890,049)
                                     -----------  -----------  -----------  -----------   ------------    -----------
      Net increase (decrease)
         in net assets                (1,134,715)     459,093   (3,407,235)    (935,993)   (10,507,537)    (2,075,396)
NET ASSETS:
   Beginning of period                15,881,794   15,422,701   16,227,558   17,163,551     10,507,537     12,582,933
                                     -----------  -----------  -----------  -----------   ------------    -----------
   End of period                     $14,747,079  $15,881,794  $12,820,323  $16,227,558   $         --    $10,507,537
                                     ===========  ===========  ===========  ===========   ============    ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period  January  1, 2007 to  November  9,  2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               FIDELITY VIP DYNAMIC CAPITAL
                                      FIDELITY VIP CONTRAFUND          APPRECIATION
                                            SUBACCOUNT                  SUBACCOUNT
                                         (SERVICE CLASS 2)           (SERVICE CLASS 2)
                                     ------------------------  ----------------------------
                                         2007         2006         2007           2006
                                     -----------  -----------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    27,422  $    53,750    $  (1,566)     $ (1,274)
   Net realized gains (losses)         5,963,753    1,838,006       64,329        19,346
   Change in unrealized gains
      (losses) on investments         (3,016,711)    (303,933)     (47,914)       12,009
                                     -----------  -----------    ---------      --------
      Net increase (decrease)
         in net assets resulting
         from operations               2,974,464    1,587,823       14,849        30,081
                                     -----------  -----------    ---------      --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             3,502,392    2,772,455       61,832        51,193
   Transfers from other funding
      options                         10,215,431    2,920,761       98,105       145,081
   Administrative and asset
      allocation charges                     (37)         (31)         (19)          (17)
   Contract surrenders                (3,977,276)  (2,368,797)     (75,555)      (28,220)
   Transfers to other funding
      options                         (8,402,590)    (904,786)    (177,233)      (48,551)
   Other receipts (payments)                (227)     (46,266)          --            --
                                     -----------  -----------    ---------      --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,337,693    2,373,336      (92,870)      119,486
                                     -----------  -----------    ---------      --------
      Net increase (decrease)
         in net assets                 4,312,157    3,961,159      (78,021)      149,567
NET ASSETS:
   Beginning of period                17,621,604   13,660,445      348,612       199,045
                                     -----------  -----------    ---------      --------
   End of period                     $21,933,761  $17,621,604    $ 270,591      $348,612
                                     ===========  ===========    =========      ========

                                     FIDELITY VIP EQUITY-INCOME     FIDELITY VIP GROWTH
                                             SUBACCOUNT                  SUBACCOUNT
                                           (INITIAL CLASS)             (INITIAL CLASS)
                                     --------------------------  ------------------------
                                         2007          2006          2007         2006
                                     ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   364,251   $   828,939  $   123,711  $   (49,595)
   Net realized gains (losses)          2,662,364     4,346,347     (180,747)  (2,253,745)
   Change in unrealized gains
      (losses) on investments          (2,677,796)      131,000    8,049,550    4,548,042
                                      -----------   -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  348,819     5,306,286    7,992,514    2,244,702
                                      -----------   -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              2,158,824     2,289,503    2,868,534    2,553,764
   Transfers from other funding
      options                             415,006       519,853      764,329      198,233
   Administrative and asset
      allocation charges                      (26)          (40)         (16)         (18)
   Contract surrenders                 (2,683,119)   (7,105,388)  (3,981,677)  (8,772,294)
   Transfers to other funding
      options                          (1,491,901)   (1,691,027)  (1,679,477)  (1,995,723)
   Other receipts (payments)              (10,739)      (22,019)    (100,090)      (1,312)
                                      -----------   -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (1,611,955)   (6,009,118)  (2,128,397)  (8,017,350)
                                      -----------   -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 (1,263,136)     (702,832)   5,864,117   (5,772,648)
NET ASSETS:
   Beginning of period                 27,470,074    28,172,906   31,511,901   37,284,549
                                      -----------   -----------  -----------  -----------
   End of period                      $26,206,938   $27,470,074  $37,376,018  $31,511,901
                                      ===========   ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                                 FTVIP TEMPLETON
                                     FIDELITY VIP HIGH INCOME     FIDELITY VIP MID CAP      GLOBAL ASSET ALLOCATION
                                            SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                          (INITIAL CLASS)          (SERVICE CLASS 2)                (CLASS 1)
                                     ------------------------  -------------------------  --------------------------
                                         2007         2006         2007          2006       2007 (a)        2006
                                     -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  228,135   $  225,302  $    (44,153) $  (106,635) $    (22,069) $    729,978
   Net realized gains (losses)           (76,155)    (108,048)    2,414,982    2,569,708     2,368,522       942,377
   Change in unrealized gains
      (losses) on investments            (88,048)     180,804       518,971     (572,980)   (1,567,473)      485,303
                                      ----------   ----------  ------------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                  63,932      298,058     2,889,800    1,890,093       778,980     2,157,658
                                      ----------   ----------  ------------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               342,387      277,943     4,791,981    4,730,277       713,646     1,544,399
   Transfers from other funding
      options                            103,685      238,273    12,611,880    2,440,430       496,141     1,090,436
   Administrative and asset
      allocation charges                      (6)          (7)          (48)         (46)           --           (30)
   Contract surrenders                  (433,525)    (478,945)   (4,140,998)  (3,761,611)     (729,974)   (2,025,885)
   Transfers to other funding
      options                           (155,136)    (122,920)  (12,180,737)  (1,254,627)  (13,834,331)     (596,477)
   Other receipts (payments)              (6,734)          --        (8,183)      (7,808)           --            --
                                      ----------   ----------  ------------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (149,329)     (85,656)    1,073,895    2,146,615   (13,354,518)       12,443
                                      ----------   ----------  ------------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets                   (85,397)     212,402     3,963,695    4,036,708   (12,575,538)    2,170,101
NET ASSETS:
   Beginning of period                 2,979,983    2,767,581    19,476,766   15,440,058    12,575,538    10,405,437
                                      ----------   ----------  ------------  -----------  ------------  ------------
   End of period                      $2,894,586   $2,979,983  $ 23,440,461  $19,476,766  $         --  $ 12,575,538
                                      ==========   ==========  ============  ===========  ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         FTVIPT TEMPLETON
                                        DEVELOPING MARKETS    FTVIPT TEMPLETON FOREIGN
                                            SECURITIES               SECURITIES
                                            SUBACCOUNT               SUBACCOUNT
                                            (CLASS 2)                 (CLASS 2)
                                     -----------------------  ------------------------
                                         2007        2006         2007         2006
                                     -----------  ----------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    29,475  $    4,038  $    36,613   $    8,572
   Net realized gains (losses)           318,528      84,782      209,205       60,200
   Change in unrealized gains
      (losses) on investments            182,075     199,161      137,620      270,076
                                     -----------  ----------  -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 530,078     287,981      383,438      338,848
                                     -----------  ----------  -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               436,862     498,622      578,542      572,005
   Transfers from other funding
      options                          1,754,315     970,996    1,726,396      866,810
   Administrative and asset
      allocation charges                      --          --          (14)          --
   Contract surrenders                  (277,670)   (195,383)    (240,923)    (283,939)
   Transfers to other funding
      options                         (1,165,618)   (575,978)  (1,544,178)    (297,545)
   Other receipts (payments)                  --          --      (17,868)          --
                                     -----------  ----------  -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      747,889     698,257      501,955      857,331
                                     -----------  ----------  -----------   ----------
      Net increase (decrease)
         in net assets                 1,277,967     986,238      885,393    1,196,179
NET ASSETS:
   Beginning of period                 1,657,127     670,889    2,388,807    1,192,628
                                     -----------  ----------  -----------   ----------
   End of period                     $ 2,935,094  $1,657,127  $ 3,274,200   $2,388,807
                                     ===========  ==========  ===========   ==========



                                     JANUS ASPEN MID CAP GROWTH  JANUS ASPEN WORLDWIDE GROWTH
                                             SUBACCOUNT                   SUBACCOUNT
                                           (SERVICE SHARES)             (SERVICE SHARES)
                                     --------------------------  ----------------------------
                                         2007          2006          2007            2006
                                     -----------   ------------  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (11,664)   $  (10,045)   $   (3,689)     $   17,426
   Net realized gains (losses)           162,913        71,099       213,741          37,676
   Change in unrealized gains
      (losses) on investments            180,410       104,522       (26,487)        237,450
                                      ----------    ----------    ----------      ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 331,659       165,576       183,565         292,552
                                      ----------    ----------    ----------      ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               294,602       238,687       203,598         202,804
   Transfers from other funding
      options                            949,846       122,845       875,713         186,380
   Administrative and asset
      allocation charges                      (9)           (8)          (14)            (11)
   Contract surrenders                  (445,082)     (229,562)     (660,875)       (192,283)
   Transfers to other funding
      options                           (508,149)      (44,761)     (806,568)       (246,375)
   Other receipts (payments)                (875)           --        (1,551)             --
                                      ----------    ----------    ----------      ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      290,333        87,201      (389,697)        (49,485)
                                      ----------    ----------    ----------      ----------
      Net increase (decrease)
         in net assets                   621,992       252,777      (206,132)        243,067
NET ASSETS:
   Beginning of period                 1,494,254     1,241,477     2,050,970       1,807,903
                                      ----------    ----------    ----------      ----------
   End of period                      $2,116,246    $1,494,254    $1,844,838      $2,050,970
                                      ==========    ==========    ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                    LMPIS PREMIER SELECTIONS
                                              ALL             LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION
                                           CAPGROWTH                 SUBACCOUNT               SUBACCOUNT
                                           SUBACCOUNT                (CLASS I)                 (CLASS I)
                                    ------------------------  ------------------------  ----------------------
                                      2007 (a)       2006         2007         2006        2007        2006
                                    -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (216)    $   (813)  $   (65,853) $   (66,969) $    3,966  $    4,526
   Net realized gains (losses)          17,493        5,473       448,047      670,627     156,936      63,673
   Change in unrealized gains
      (losses) on investments          (11,088)         883      (289,845)      95,282     (60,027)     82,362
                                      --------     --------   -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 6,189        5,543        92,349      698,940     100,875     150,561
                                      --------     --------   -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               4,314       13,547       908,277    1,484,917     197,501     215,467
   Transfers from other funding
      options                              142          707     1,828,316    2,107,001      68,273      72,256
   Administrative and asset
      allocation charges                    --           --            --           --          --          --
   Contract surrenders                      --      (12,143)   (1,431,060)  (3,072,125)   (145,836)   (161,764)
   Transfers to other funding
      options                          (99,932)      (6,177)   (2,227,304)    (606,689)    (53,104)    (14,978)
   Other receipts (payments)                --           --        18,838           --          --          --
                                      --------     --------   -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract
         transactions                  (95,476)      (4,066)     (902,933)     (86,896)     66,834     110,981
                                      --------     --------   -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                 (89,287)       1,477      (810,584)     612,044     167,709     261,542
NET ASSETS:
   Beginning of period                  89,287       87,810     9,037,433    8,425,389   1,297,766   1,036,224
                                      --------     --------   -----------  -----------  ----------  ----------
   End of period                      $     --     $ 89,287   $ 8,226,849  $ 9,037,433  $1,465,475  $1,297,766
                                      ========     ========   ===========  ===========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                 LMPVET EQUITY INDEX
                                    LMPVET DIVIDEND STRATEGY          SUBACCOUNT
                                           SUBACCOUNT                 (CLASS II)
                                    ------------------------  ------------------------
                                        2007         2006         2007         2006
                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   3,335     $  7,277   $   167,028  $   122,790
   Net realized gains (losses)          32,422        6,505     1,731,015      876,771
   Change in unrealized gains
      (losses) on investments          (16,154)      38,900      (931,186)   1,866,289
                                     ---------     --------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                19,603       52,682       966,857    2,865,850
                                     ---------     --------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              56,467      156,738     1,732,483    2,717,729
   Transfers from other funding
      options                           21,518       54,762     2,744,961    2,219,215
   Administrative and asset
      allocation charges                    --           --            --           --
   Contract surrenders                (224,280)     (60,677)   (4,044,667)  (5,487,866)
   Transfers to other funding
      options                          (28,472)     (12,301)   (2,809,185)    (668,390)
   Other receipts (payments)              (174)          --       (16,459)     (32,806)
                                     ---------     --------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract
         transactions                 (174,941)     138,522    (2,392,867)  (1,252,118)
                                     ---------     --------   -----------  -----------
      Net increase (decrease)
         in net assets                (155,338)     191,204    (1,426,010)   1,613,732
NET ASSETS:
   Beginning of period                 476,971      285,767    22,155,216   20,541,484
                                     ---------     --------   -----------  -----------
   End of period                     $ 321,633     $476,971   $20,729,206  $22,155,216
                                     =========     ========   ===========  ===========

                                    LMPVET FUNDAMENTAL VALUE  LMPVET INTERNATIONAL ALL CAP
                                           SUBACCOUNT                  OPPORTUNITY
                                            (CLASS I)                  SUB ACCOUNT
                                    ------------------------  ----------------------------
                                        2007         2006          2007           2006
                                    -----------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    76,871  $    26,212   $    16,417    $    93,419
   Net realized gains (losses)          749,086      507,636     3,885,929        479,025
   Change in unrealized gains
      (losses) on investments        (1,235,641)      73,545    (3,499,832)       848,546
                                    -----------  -----------   -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from operations               (409,684)     607,393       402,514      1,420,990
                                    -----------  -----------   -----------    -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              800,574      437,159       876,196        843,446
   Transfers from other funding
      options                        13,560,555       82,620       427,419        594,449
   Administrative and asset
      allocation charges                     --           --            (5)            (6)
   Contract surrenders               (2,147,650)  (2,401,970)   (1,135,996)    (1,267,809)
   Transfers to other funding
      options                        (3,153,540)    (199,887)     (559,784)      (402,365)
   Other receipts (payments)             (6,592)        (319)         (495)        (4,106)
                                    -----------  -----------   -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from contract
         transactions                 9,053,347   (2,082,397)     (392,665)      (236,391)
                                    -----------  -----------   -----------    -----------
      Net increase (decrease)
         in net assets                8,643,663   (1,475,004)        9,849      1,184,599
NET ASSETS:
   Beginning of period                3,856,402    5,331,406     6,972,781      5,788,182
                                    -----------  -----------   -----------    -----------
   End of period                    $12,500,065  $ 3,856,402   $ 6,982,630    $ 6,972,781
                                    ===========  ===========   ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                                         LMPVET INVESTORS     LMPVET LARGE CAP GROWTH  LMPVET SMALL CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                            (CLASS I)                (CLASS I)                 (CLASS I)
                                     -----------------------  -----------------------  -----------------------
                                         2007        2006         2007        2006         2007        2006
                                     -----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    49,796  $   27,771   $  (49,782) $  (46,763) $   (14,194) $  (10,768)
   Net realized gains (losses)           589,402     242,693      171,006      87,384      278,255     151,434
   Change in unrealized gains
       (losses) on investments          (719,159)    300,728      127,686     158,739     (113,328)     31,700
                                     -----------  ----------   ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (79,961)    571,192      248,910     199,360      150,733     172,366
                                     -----------  ----------   ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               666,642     382,593      407,222     569,385      313,332     192,550
   Transfers from other funding
      options                         11,574,972      65,611      332,075     131,573    2,835,380     244,021
   Administrative and asset
      allocation charges                     (37)        (30)          --          --           --          --
   Contract surrenders                (5,422,833)   (786,805)    (905,182)   (934,591)    (422,854)   (170,803)
   Transfers to other funding
      options                         (1,225,111)   (150,155)    (543,981)   (567,085)  (1,819,459)   (329,451)
   Other receipts (payments)                  --          --       (7,844)    (31,113)      (3,364)         --
                                     -----------  ----------   ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    5,593,633    (488,786)    (717,710)   (831,831)     903,035     (63,683)
                                     -----------  ----------   ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                 5,513,672      82,406     (468,800)   (632,471)   1,053,768     108,683
NET ASSETS:
   Beginning of period                 3,717,278   3,634,872    6,004,405   6,636,876    1,584,681   1,475,998
                                     -----------  ----------   ----------  ----------  -----------  ----------
   End of period                     $ 9,230,950  $3,717,278   $5,535,605  $6,004,405  $ 2,638,449  $1,584,681
                                     ===========  ==========   ==========  ==========  ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                          LMPVPI ALL CAP
                                     LMPVET SOCIAL AWARENESS STOCK          SUBACCOUNT
                                               SUBACCOUNT                    (CLASS I)
                                     -----------------------------  -------------------------
                                          2007           2006         2007 (a)        2006
                                     -------------  --------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    45,213    $   (31,272)   $      3,919  $    50,894
   Net realized gains (losses)          1,636,768         26,677       2,873,411    1,129,744
   Change in unrealized gains
       (losses) on investments           (772,784)       617,502      (2,347,172)     493,139
                                      -----------    -----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  909,197        612,907         530,158    1,673,777
                                      -----------    -----------    ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                679,512        896,288         300,925    1,074,004
   Transfers from other funding
      options                             489,985         41,775          63,294      253,742
   Administrative and asset
      allocation charges                       --             --              --           --
   Contract surrenders                 (1,525,823)    (1,406,473)       (404,425)  (3,579,090)
   Transfers to other funding
      options                            (638,033)      (414,142)    (10,790,622)    (735,373)
   Other receipts (payments)               (7,906)        (2,089)         (2,547)      (6,831)
                                      -----------    -----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (1,002,265)      (884,641)    (10,833,375)  (2,993,548)
                                      -----------    -----------    ------------  -----------
      Net increase (decrease)
         in net assets                    (93,068)      (271,734)    (10,303,217)  (1,319,771)
NET ASSETS:
   Beginning of period                  9,526,789      9,798,523      10,303,217   11,622,988
                                      -----------    -----------    ------------  -----------
   End of period                      $ 9,433,721    $ 9,526,789    $         --  $10,303,217
                                      ===========    ===========    ============  ===========

                                     LMPVPV SMALL CAP GROWTH  LMPVET CAPITAL AND INCOME
                                          OPPORTUNITIES               SUBACCOUNT
                                            SUBACCOUNT                (CLASS I)
                                     -----------------------  -------------------------
                                       2007 (a)      2006       2007 (c)       2006
                                     -----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (1,917)  $  (6,402)   $   5,080       $--
   Net realized gains (losses)           137,785     110,147      116,000        --
   Change in unrealized gains
       (losses) on investments           (73,230)    (11,959)    (115,881)       --
                                     -----------   ---------    ---------       ---
      Net increase (decrease)
         in net assets resulting
         from operations                  62,638      91,786        5,199        --
                                     -----------   ---------    ---------       ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                64,559     170,621       28,488        --
   Transfers from other funding
      options                             12,105     244,880      895,620        --
   Administrative and asset
      allocation charges                      --          --           --        --
   Contract surrenders                   (31,915)    (85,938)    (112,724)       --
   Transfers to other funding
      options                         (1,000,593)   (374,483)    (112,412)       --
   Other receipts (payments)                  --          --           --        --
                                     -----------   ---------    ---------       ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (955,844)    (44,920)     698,972        --
                                     -----------   ---------    ---------       ---
      Net increase (decrease)
         in net assets                  (893,206)     46,866      704,171        --
NET ASSETS:
   Beginning of period                   893,206     846,340           --        --
                                     -----------   ---------    ---------       ---
   End of period                     $        --   $ 893,206    $ 704,171       $--
                                     ===========   =========    =========       ===

   The accompanying notes are an integral part of these financial statements.

                                     LMPVIT ADJUSTABLE RATE
                                             INCOME             LMPVIT HIGH INCOME     LMPVIT MONEY MARKET
                                           SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                     ----------------------  -----------------------  -----------------------
                                        2007        2006         2007        2006        2007         2006
                                     ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    8,698  $    4,456   $  133,027  $  115,230  $   252,817  $  186,347
   Net realized gains (losses)             (736)       (811)     (10,566)    (21,493)          --          --
   Change in unrealized gains
      (losses) on investments            (8,818)     (1,889)    (131,739)     64,647           --          --
                                     ----------  ----------   ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   (856)      1,756       (9,278)    158,384      252,817     186,347
                                     ----------  ----------   ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               60,387      41,547      293,262     278,625    2,404,440   1,839,004
   Transfers from other funding
      options                           128,678      53,112      123,150     145,948    1,942,543   1,754,793
   Administrative and asset
      allocation charges                     --          --           --          --          (93)        (94)
   Contract surrenders                   (3,758)     (2,189)    (215,861)   (442,556)  (2,852,752) (1,712,017)
   Transfers to other funding
      options                           (84,342)    (89,122)    (164,915)    (91,473)  (1,219,844) (1,480,619)
   Other receipts (payments)                 --          --           --      (4,112)        (776)         --
                                     ----------  ----------   ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     100,965       3,348       35,636    (113,568)     273,518     401,067
                                     ----------  ----------   ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                  100,109       5,104       26,358      44,816      526,335     587,414
NET ASSETS:
   Beginning of period                  110,644     105,540    1,643,842   1,599,026    5,740,095   5,152,681
                                     ----------  ----------   ----------  ----------  -----------  ----------
   End of period                     $  210,753  $  110,644   $1,670,200  $1,643,842  $ 6,266,430  $5,740,095
                                     ==========  ==========   ==========  ==========  ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                       LORD ABBETT GROWTH
                                     LMPVPI TOTAL RETURN                                    AND INCOME
                                         SUBACCOUNT       LMPVPIII LARGE CAP VALUE          SUBACCOUNT
                                          (CLASS I)              SUBACCOUNT                 (CLASS VC)
                                     -------------------  -------------------------  -----------------------
                                      2007 (a)    2006      2007 (a)       2006        2007 (a)      2006
                                     ---------  --------  ------------  -----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   4,161  $  9,196  $     17,758  $    59,616  $    (3,031) $    9,565
   Net realized gains (losses)         117,833    20,111     2,168,850      416,918      170,553      54,341
   Change in unrealized gains
      (losses) on investments          (97,947)   50,335    (1,643,664)   1,077,558     (100,473)    102,498
                                     ---------  --------  ------------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                24,047    79,642       542,944    1,554,092       67,049     166,404
                                     ---------  --------  ------------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              15,666    51,486       133,890    1,051,054      116,106     319,164
   Transfers from other funding
      options                           11,667     2,789        38,598      304,645       84,280     295,849
   Administrative and asset
      allocation charges                    --        --            --           (8)          --          --
   Contract surrenders                 (30,124)  (62,911)     (446,183)  (1,619,117)     (26,000)    (49,723)
   Transfers to other funding
      options                         (788,739)     (242)  (10,551,535)    (188,707)  (1,643,991)   (182,279)
                                            --        --            --           --           --          --
                                     ---------  --------  ------------  -----------  -----------  ----------
   Other receipts (payments)
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (791,530)   (8,878)  (10,825,230)    (452,133)  (1,469,605)    383,011
                                     ---------  --------  ------------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets
NET ASSETS:
   Beginning of period                (767,483)   70,764   (10,282,286)   1,101,959   (1,402,556)    549,415

   End of period                       767,483   696,719    10,282,286    9,180,327    1,402,556     853,141
                                     ---------  --------  ------------  -----------  -----------  ----------
                                     $      --  $767,483  $         --  $10,282,286  $        --  $1,402,556
                                     =========  ========  ============  ===========  ===========  ==========

                                          LORD ABBETT
                                         MID-CAP VALUE
                                           SUBACCOUNT
                                           (CLASS VC)
                                     ----------------------
                                       2007 (a)     2006
                                     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (2,302) $      (70)
   Net realized gains (losses)           140,277      76,150
   Change in unrealized gains
      (losses) on investments            (30,039)     10,737
                                     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 107,936      86,817
                                     -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                46,809     274,665
   Transfers from other funding
      options                             49,134     233,138
   Administrative and asset
      allocation charges                      --          --
   Contract surrenders                   (13,361)    (15,753)
   Transfers to other funding
      options                         (1,197,685)   (113,974)
                                              --          --
                                     -----------  ----------
   Other receipts (payments)
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,115,103)    378,076
                                     -----------  ----------
      Net increase (decrease)
         in net assets
NET ASSETS:
   Beginning of period                (1,007,167)    464,893

   End of period                       1,007,167     542,274
                                     -----------  ----------
                                     $        --  $1,007,167
                                     ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                        MIST BATTERYMARCH
                                          MID-CAP STOCK        MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE-CAP CORE
                                            SUBACCOUNT                SUBACCOUNT                   SUBACCOUNT
                                            (CLASS A)                  (CLASS A)                   (CLASS E)
                                     ------------------------  -------------------------  -----------------------------
                                         2007       2006 (b)       2007       2006 (b)           2007 (c)   2006
                                     -----------  -----------  ------------  -----------        ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (35,719) $   (62,843)  $    22,447   $  (2,406)        $   (8,933) $--
   Net realized gains (losses)         1,668,757     (188,587)      (17,859)      3,995              4,656   --
   Change in unrealized gains
      (losses) on investments           (799,208)    (500,879)     (152,755)     23,334              8,467   --
                                     -----------  -----------   -----------   ---------         ----------  ---
      Net increase (decrease)
         in net assets resulting
         from operations                 833,830     (752,309)     (148,167)     24,923              4,190   --
                                     -----------  -----------   -----------   ---------         ----------  ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,812,186    1,278,075       673,099     288,474             78,200   --
   Transfers from other funding
      options                          3,331,655   17,362,616     8,716,738     440,978          2,014,661   --
   Administrative and asset
      allocation charges                      (3)          (3)          (17)         --                 --   --
   Contract surrenders                (3,147,603)  (2,085,093)     (982,677)   (239,182)          (217,305)  --
   Transfers to other funding
      options                         (4,192,273)  (1,680,091)   (1,243,943)        (14)          (167,800)  --
   Other receipts (payments)              (3,060)      (3,021)       (1,848)         --                 --   --
                                     -----------  -----------   -----------   ---------         ----------  ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,199,098)  14,872,483     7,161,352     490,256          1,707,756   --
                                     -----------  -----------   -----------   ---------         ----------  ---
      Net increase (decrease)
         in net assets                (1,365,268)  14,120,174     7,013,185     515,179          1,711,946   --
NET ASSETS:
   Beginning of period                14,120,174           --       515,179          --                 --   --
                                     -----------  -----------   -----------   ---------         ----------  ---
   End of period                     $12,754,906  $14,120,174   $ 7,528,364   $ 515,179         $1,711,946  $--
                                     ===========  ===========   ===========   =========         ==========  ===

(a)  For the period January 1, 2007 to April 27, 2007

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST BLACKROCK LARGE-CAP CORE  MIST DREMAN SMALL-CAP VALUE
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS A)                    (CLASS A)
                                     -----------------------------  ---------------------------
                                       2007 (a)        2006 (b)        2007          2006 (b)
                                     -----------  ----------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     6,725    $   (8,521)        $  (1,000)   $    223
   Net realized gains (losses)           179,054         2,790             3,149       1,811
   Change in unrealized gains
       (losses) on investments          (104,596)      104,596            (8,806)      7,056
                                     -----------    ----------         ---------    --------
      Net increase (decrease)
         in net assets resulting
         from operations                  81,183        98,865            (6,657)      9,090
                                     -----------    ----------         ---------    --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                49,535        96,722            49,484       9,634
   Transfers from other funding
      options                            124,548     1,616,321           152,621      95,240
   Administrative and asset
      allocation charges                      --            --                --          --
   Contract surrenders                   (69,052)     (155,860)               --          --
   Transfers to other funding
      options                         (1,767,071)      (75,191)         (111,154)     (1,562)
   Other receipts (payments)                  --            --                --          --
                                     -----------    ----------         ---------    --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,662,040)    1,481,992            90,951     103,312
                                     -----------    ----------         ---------    --------
      Net increase (decrease)
         in net assets                (1,580,857)    1,580,857            84,294     112,402
NET ASSETS:
   Beginning of period                 1,580,857            --           112,402          --
                                     -----------    ----------         ---------    --------
   End of period                     $        --    $1,580,857         $ 196,696    $112,402
                                     ===========    ==========         =========    ========

                                       MIST HARRIS OAKMARK
                                          INTERNATIONAL           MIST JANUS FORTY
                                            SUBACCOUNT                SUBACCOUNT
                                            (CLASS A)                  (CLASS A)
                                     -----------------------  -------------------------
                                        2007       2006 (b)       2007       2006 (b)
                                     -----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     5,103  $  (15,872) $  (337,372) $   (358,954)
   Net realized gains (losses)           362,958      30,747   14,400,031        48,435
   Change in unrealized gains
      (losses) on investments           (443,920)    308,659    8,826,490     3,039,068
                                     -----------  ----------  -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 (75,859)    323,534   22,889,149     2,728,549
                                     -----------  ----------  -----------  ------------
CONTRACT TRANSACTIONS:

   Purchase payments received
      from contract owners             1,152,176     638,320    6,742,539     5,988,362
   Transfers from other funding
      options                          1,298,681   3,462,457    6,648,102    98,095,021
   Administrative and asset
      allocation charges                      --          --         (154)         (142)
   Contract surrenders                (1,243,661)   (789,381)  (9,848,315)  (20,178,176)
   Transfers to other funding
      options                           (889,305)   (207,316)  (8,561,445)   (5,180,510)
   Other receipts (payments)                  --          --      (13,321)      (84,256)
                                     -----------  ----------  -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      317,891   3,104,080   (5,032,594)   78,640,299
                                     -----------  ----------  -----------  ------------
      Net increase (decrease)
         in net assets                   242,032   3,427,614   17,856,555    81,368,848
NET ASSETS:

   Beginning of period                 3,427,614          --   81,368,848            --
                                     -----------  ----------  -----------  ------------
   End of period                     $ 3,669,646  $3,427,614  $99,225,403  $ 81,368,848
                                     ===========  ==========  ===========  ============

   The accompanying notes are an integral part of these financial statements.

                                                          MIST LEGG MASON PARTNERS  MIST LOOMIS SAYLES GLOBAL
                                     MIST LAZARD MID-CAP       MANAGED ASSETS                MARKETS
                                         SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                          (CLASS B)               (CLASS A)                 (CLASS A)
                                     -------------------  ------------------------  -------------------------
                                       2007 (c)  2006         2007       2006 (b)         2007 (c)   2006
                                       --------  ----     -----------  ----------       -----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $   (88)  $--     $   582,336  $  (177,243)     $   (52,298)  $--
   Net realized gains (losses)               (2)   --       2,984,992       87,495          254,953    --
   Change in unrealized gains
      (losses) on investments            (2,706)   --      (1,791,239)   2,170,090        2,601,492    --
                                        -------   ---     -----------  -----------      -----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                 (2,796)   --       1,776,089    2,080,342        2,804,147    --
                                        -------   ---     -----------  -----------      -----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                2,507    --       1,671,294    2,227,963        1,664,051    --
   Transfers from other funding
      options                            23,601    --       1,415,062   36,638,883       14,154,916    --
   Administrative and asset
      allocation charges                     --    --             (66)         (66)             (22)   --
   Contract surrenders                       --    --      (9,322,944)  (5,958,004)      (1,505,883)   --
   Transfers to other funding
      options                              (165)   --      (1,445,697)    (661,854)        (831,757)   --
   Other receipts (payments)                 --    --        (104,121)     (44,742)            (446)   --
                                        -------   ---     -----------  -----------      -----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions      25,943    --      (7,786,472)  32,202,180       13,480,859    --
                                        -------   ---     -----------  -----------      -----------   ---
      Net increase (decrease)
         in net assets                   23,147    --      (6,010,383)  34,282,522       16,285,006    --
NET ASSETS:
   Beginning of period                       --    --      34,282,522           --               --    --
                                        -------   ---     -----------  -----------      -----------   ---
   End of period                        $23,147   $--     $28,272,139  $34,282,522      $16,285,006   $--
                                        =======   ===     ===========  ===========      ===========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      MIST LORD ABBETT BOND      MIST LORD ABBETT      MIST LORD ABBETT   MIST MET/AIM CAPITAL
                                            DEBENTURE            GROWTH AND INCOME       MID-CAP VALUE        APPRECIATION
                                            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            (CLASS A)                (CLASS B)             (CLASS B)            (CLASS A)
                                     ----------------------  ------------------------  ----------------  ----------------------
                                         2007      2006 (b)      2007       2006 (b)     2007 (c)  2006     2007      2006 (b)
                                     ----------  ----------  -----------  -----------  ----------  ----  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   63,470  $   (4,741) $    32,442  $   (23,652) $   (5,699)  $--  $  (14,764) $   (8,014)
   Net realized gains (losses)           13,616       4,303      443,104       34,647      (6,424)   --     (21,674)    244,295
   Change in unrealized gains
      (losses) on investments             1,929      59,247     (231,789)     557,410    (126,996)   --     248,410    (254,837)
                                     ----------  ----------  -----------  -----------  ----------   ---  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 79,015      58,809      243,757      568,405    (139,119)   --     211,972     (18,556)
                                     ----------  ----------  -----------  -----------  ----------   ---  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              227,216     123,995    1,024,312    1,045,476     373,826    --     132,778     122,518
   Transfers from other funding
      options                         1,311,830   1,190,411    6,287,763    7,794,736   1,945,471    --     173,441   2,216,176
   Administrative and asset
      allocation charges                     --          --           --           --          --    --          --          --
   Contract surrenders                 (288,126)    (94,028)  (1,963,111)  (1,503,827)   (105,316)   --    (507,659)   (201,896)
   Transfers to other funding
      options                          (880,168)   (181,372)  (4,508,342)    (518,254)   (578,180)   --    (205,132)    (13,669)
   Other receipts (payments)               (308)         --           --           --          --    --      (2,334)         --
                                     ----------  ----------  -----------  -----------  ----------   ---  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     370,444   1,039,006      840,622    6,818,131   1,635,801    --    (408,906)  2,123,129
                                     ----------  ----------  -----------  -----------  ----------   ---  ----------  ----------
      Net increase (decrease)
         in net assets                  449,459   1,097,815    1,084,379    7,386,536   1,496,682    --    (196,934)  2,104,573
NET ASSETS:
   Beginning of period                1,097,815          --    7,386,536           --          --    --   2,104,573          --
                                     ----------  ----------  -----------  -----------  ----------   ---  ----------  ----------
   End of period                     $1,547,274  $1,097,815  $ 8,470,915  $ 7,386,536  $1,496,682   $--  $1,907,639  $2,104,573
                                     ==========  ==========  ===========  ===========  ==========   ===  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                        MIST MET/AIM     MIST MFS EMERGING MARKETS  MIST MFS RESEARCH
                                      SMALL CAP GROWTH             EQUITY             INTERNATIONAL
                                         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         (CLASS A)               (CLASS A)               (CLASS B)
                                     ------------------  -------------------------  -----------------
                                       2007    2006 (b)      2007 (c)   2006          2007 (c)   2006
                                     --------  --------     ----------  ----        -----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (820)  $  (209)    $  (19,038)  $--        $   (15,368)  $--
   Net realized gains (losses)          3,246     2,438         68,205    --              6,624    --
   Change in unrealized gains
      (losses) on investments           5,022     4,160        757,037    --            168,165    --
                                     --------   -------     ----------   ---        -----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                7,448     6,389        806,204    --            159,421    --
                                     --------   -------     ----------   ---        -----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             32,984     5,330        140,879    --            210,487    --
   Transfers from other funding
      options                          87,180    71,714      3,848,411    --          5,515,388    --
   Administrative and asset
      allocation charges                   --        --            (33)   --                 --    --
    Contract surrenders               (14,997)       --       (463,112)   --           (512,820)   --
   Transfers to other funding
      options                         (47,488)     (421)      (544,945)   --         (1,624,932)   --
   Other receipts (payments)               --        --           (664)   --             (1,385)   --
                                     --------   -------     ----------   ---        -----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    57,679    76,623      2,980,536    --          3,586,738    --
                                     --------   -------     ----------   ---        -----------   ---
      Net increase (decrease)
         in net assets                 65,127    83,012      3,786,740    --          3,746,159    --
NET ASSETS:
   Beginning of period                 83,012        --             --    --                 --    --
                                     --------   -------     ----------   ---        -----------   ---
   End of period                     $148,139   $83,012     $3,786,740   $--        $ 3,746,159   $--
                                     ========   =======     ==========   ===        ===========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                              MIST NEUBERGER BERMAN   MIST PIMCO INFLATION
                                          MIST MFS VALUE           REAL ESTATE           PROTECTED BOND        MIST PIONEER FUND
                                            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                             (CLASS A)              (CLASS A)               (CLASS A)              (CLASS A)
                                     ----------------------  -----------------------  --------------------  ----------------------
                                        2007      2006 (b)       2007      2006 (b)      2007 (c)  2006         2007      2006 (b)
                                     ----------  ----------  -----------  ----------     --------  ----     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (44,430) $   21,102  $    25,519  $  (33,411)    $ (1,130)  $--     $    4,910  $  (16,762)
   Net realized gains (losses)          127,757     144,527      747,869      45,965         (311)   --         49,188       7,769
   Change in unrealized gains
      (losses) on investments           175,854     156,321   (1,900,905)  1,251,508       28,984    --         89,785     266,304
                                     ----------  ----------  -----------  ----------     --------   ---     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                259,181     321,950   (1,127,517)  1,264,062       27,543    --        143,883     257,311
                                     ----------  ----------  -----------  ----------     --------   ---     ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              453,717     232,023    1,327,427     675,505       54,073    --        263,272     267,344
   Transfers from other funding
      options                         1,896,903   3,140,788    2,480,859   6,334,849      672,417    --        213,459   3,408,237
   Administrative and asset
      allocation charges                     --          --           (3)         (3)          --    --             (2)         (2)
    Contract surrenders                (424,098)    (45,984)  (1,525,722)   (569,416)     (13,349)   --       (414,440)   (433,821)
   Transfers to other funding
      options                          (814,894)    (56,311)  (2,688,685)   (456,129)     307,260)   --       (272,395)    (59,379)
   Other receipts (payments)             13,525          --       (3,794)     (3,936)          --    --         (1,905)     (1,197)
                                     ----------  ----------  -----------  ----------     --------   ---     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,125,153   3,270,516     (409,918)  5,980,870      405,881    --       (212,011)  3,181,182
                                     ----------  ----------  -----------  ----------     --------   ---     ----------  ----------
      Net increase (decrease)
         in net assets                1,384,334   3,592,466   (1,537,435)  7,244,932      433,424    --        (68,128)  3,438,493
NET ASSETS:
   Beginning of period                3,592,466          --    7,244,932          --           --    --      3,438,493          --
                                     ----------  ----------  -----------  ----------     --------   ---     ----------  ----------
   End of period                     $4,976,800  $3,592,466  $ 5,707,497  $7,244,932     $433,424   $--     $3,370,365  $3,438,493
                                     ==========  ==========  ===========  ==========     ========   ===     ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                  MIST THIRD AVENUE
                                     MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME     SMALL CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                 SUBACCOUNT
                                            (CLASS A)                       (CLASS A)                 (CLASS B)
                                     --------------------------  -----------------------------  ---------------------
                                       2007 (a)      2006 (b)         2007         2006 (b)         2007     2006 (b)
                                       --------      --------      ----------     ----------    -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $     30      $    (12)     $   (3,454)    $  151,880    $   (24,169) $   (648)
   Net realized gains (losses)            1,914          (305)         17,467          7,073          4,860        68
   Change in unrealized gains
       (losses) on investments             (352)          352         216,951        (13,598)      (535,591)   13,902
                                       --------      --------      ----------     ----------    -----------  --------
      Net increase (decrease)
      in net assets resulting
      from operations                     1,592            35         230,964        145,355       (554,900)   13,322
                                       --------      --------      ----------     ----------    -----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  690           516         804,880        573,520        792,131    30,307
   Transfers from other funding
      options                             6,351        27,174       1,054,663      3,712,063      8,593,739   611,298
   Administrative and asset
      allocation charges                     --            --              --             --            (13)       --
   Contract surrenders                   (5,961)         (513)       (600,507)      (509,712)    (1,919,671)   (1,015)
   Transfers to other funding
      options                           (16,115)      (13,769)       (598,466)      (267,109)    (2,069,830)   (3,752)
   Other receipts (payments)                 --            --              --             --             --        --
                                       --------      --------      ----------     ----------    -----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (15,035)       13,408         660,570      3,508,762      5,396,356   636,838
                                       --------      --------      ----------     ----------    -----------  --------
      Net increase (decrease)
         in net assets                  (13,443)       13,443         891,534      3,654,117      4,841,456   650,160
NET ASSETS:
   Beginning of period                   13,443            --       3,654,117             --        650,160        --
                                       --------      --------      ----------     ----------    -----------  --------
   End of period                       $     --      $ 13,443      $4,545,651     $3,654,117    $ 5,491,616  $650,160
                                       ========      ========      ==========     ==========    ===========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          METLIFE INVESTMENT          METLIFE INVESTMENT
                                           DIVERSIFIED BOND          INTERNATIONAL STOCK
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS I)                    (CLASS I)
                                     ---------------------------  --------------------------
                                        2007 (d)        2006        2007 (d)        2006
                                     -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   4,321,878  $  3,513,306  $  1,423,399  $    894,982
   Net realized gains (losses)           3,668,463       995,610    24,388,481     4,507,377
   Change in unrealized gains
       (losses) on investments          (4,451,984)     (794,876)  (19,639,175)   13,256,415
                                     -------------  ------------  ------------  ------------
      Net increase (decrease)
      in net assets resulting
      from operations                    3,538,357     3,714,040     6,172,705    18,658,774
                                     -------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               7,269,129    11,920,715     6,178,719    10,887,004
   Transfers from other funding
      options                            4,124,205     7,704,416     2,804,183     3,283,786
   Administrative and asset
      allocation charges                  (201,709)     (525,768)     (111,715)     (322,902)
   Contract surrenders                 (16,444,620)  (28,164,924)  (11,827,372)  (21,412,338)
   Transfers to other funding
      options                         (100,336,029)   (3,162,106)  (82,914,020)   (8,873,199)
   Other receipts (payments)              (133,316)     (152,649)      (75,557)      (57,265)
                                     -------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (105,722,340)  (12,380,316)  (85,945,762)  (16,494,914)
                                     -------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets                (102,183,983)   (8,666,276)  (79,773,057)    2,163,860
NET ASSETS:
   Beginning of period                 102,183,983   110,850,259    79,773,057    77,609,197
                                     -------------  ------------  ------------  ------------
   End of period                     $          --  $102,183,983  $         --  $ 79,773,057
                                     =============  ============  ============  ============

                                          METLIFE INVESTMENT          METLIFE INVESTMENT
                                         LARGE COMPANY STOCK         SMALL COMPANY STOCK
                                               SUBACCOUNT                  SUBACCOUNT
                                               (CLASS I)                   (CLASS I)
                                     ---------------------------  --------------------------
                                        2007 (d)        2006        2007 (d)        2006
                                     -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     563,428  $    222,567  $   (192,562) $   (372,911)
   Net realized gains (losses)          11,106,991       432,126     7,449,284     9,072,364
   Change in unrealized gains
       (losses) on investments          (6,215,908)   12,184,671    (6,801,002)   (1,132,398)
                                     -------------  ------------  ------------  ------------
      Net increase (decrease)
      in net assets resulting
      from operations                    5,454,511    12,839,364       455,720     7,567,055
                                     -------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               7,343,352    12,159,202     4,145,855     6,739,986
   Transfers from other funding
      options                              796,932     2,877,050     1,890,844     1,780,035
   Administrative and asset
      allocation charges                  (188,416)     (504,446)      (77,119)     (214,540)
   Contract surrenders                 (14,587,474)  (30,049,684)   (8,070,220)  (15,054,861)
   Transfers to other funding
      options                         (107,491,631)   (2,842,431)  (56,797,093)   (3,229,830)
   Other receipts (payments)              (121,003)      (77,574)      (50,080)      (41,822)
                                     -------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (114,248,240)  (18,437,883)  (58,957,813)  (10,021,032)
                                     -------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets                (108,793,729)   (5,598,519)  (58,502,093)   (2,453,977)
NET ASSETS:
   Beginning of period                 108,793,729   114,392,248    58,502,093    60,956,070
                                     -------------  ------------  ------------  ------------
   End of period                     $          --  $108,793,729  $         --  $ 58,502,093
                                     =============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                                          MSF BLACKROCK
                                        AGGRESSIVE GROWTH     MSF BLACKROCK BOND INCOME   MSF BLACKROCK DIVERSIFIED
                                            SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                                            (CLASS D)                (CLASS A)                   (CLASS A)
                                     -----------------------  -------------------------  --------------------------
                                         2007      2006 (b)        2007       2006 (b)      2007 (c)       2006
                                     -----------  ----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (53,028) $  (35,263)  $   135,709   $  (27,149)  $   (33,020)     $--
   Net realized gains (losses)           112,391     (47,393)       40,261       19,356        20,382       --
   Change in unrealized gains
       (losses) on investments         1,004,889     (64,114)      111,923      234,395       140,589       --
                                     -----------  ----------   -----------   ----------   -----------      ---
      Net increase (decrease)
         in net assets resulting
         from operations               1,064,252    (146,770)      287,893      226,602       127,951       --
                                     -----------  ----------   -----------   ----------   -----------      ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               426,936     370,687       575,490      489,390       304,813       --
   Transfers from other funding
      options                            384,147   6,626,426       838,087    5,417,579    10,836,480       --
   Administrative and asset
      allocation charges                     (21)        (21)          (22)         (23)           (4)      --
   Contract surrenders                (1,207,795)   (779,665)   (1,062,750)    (692,603)   (1,174,505)      --
   Transfers to other funding
      options                           (482,432)   (194,781)     (295,847)    (275,068)     (229,441)      --
   Other receipts (payments)              (1,962)         --        (9,580)          --            --       --
                                     -----------  ----------   -----------   ----------   -----------      ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (881,127)  6,022,646        45,378    4,939,275     9,737,343       --
                                     -----------  ----------   -----------   ----------   -----------      ---
      Net increase (decrease)
         in net assets                   183,125   5,875,876       333,271    5,165,877     9,865,294       --
NET ASSETS:
   Beginning of period                 5,875,876          --     5,165,877           --            --       --
                                     -----------  ----------   -----------   ----------   -----------      ---
   End of period                     $ 6,059,001  $5,875,876   $ 5,499,148   $5,165,877   $ 9,865,294      $--
                                     ===========  ==========   ===========   ==========   ===========      ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                 MSF CAPITAL GUARDIAN
                                     MSF BLACKROCK MONEY MARKET       U.S. EQUITY
                                             SUBACCOUNT               SUBACCOUNT
                                              (CLASS A)                 (CLASS A)
                                     --------------------------  --------------------
                                         2007        2006 (b)     2007 (c)     2006
                                     ------------  ------------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   753,525   $   468,737  $  (3,283)   $  --
   Net realized gains (losses)                 --            --        228       --
   Change in unrealized gains
       (losses) on investments                 --            --    (33,792)      --
                                      -----------   -----------  ---------    -----
      Net increase (decrease)
         in net assets resulting
         from operations                  753,525       468,737    (36,847)      --
                                      -----------   -----------  ---------    -----
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              2,967,209     4,868,768     85,707       --
   Transfers from other funding
      options                           8,331,790    23,088,709    854,408       --
   Administrative and asset
      allocation charges                       --            --         --       --
   Contract surrenders                 (9,077,782)   (3,685,223)   (78,327)      --
   Transfers to other funding
      options                          (6,024,460)   (4,804,823)  (195,672)      --
   Other receipts (payments)               (5,592)      (67,662)        --       --
                                      -----------   -----------  ---------    -----
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (3,808,835)   19,399,769    666,116       --
                                      -----------   -----------  ---------    -----
      Net increase (decrease)
         in net assets                 (3,055,310)   19,868,506    629,269       --
NET ASSETS:
   Beginning of period                 19,868,506            --         --       --
                                      -----------   -----------  ---------    -----
   End of period                      $16,813,196   $19,868,506  $ 629,269    $  --
                                      ===========   ===========  =========    =====


                                         MSF FI LARGE CAP        MSF FI VALUE LEADERS
                                            SUBACCOUNT               SUB ACCOUNT
                                             (CLASS A)                 (CLASS D)
                                     ------------------------  ------------------------
                                         2007       2006 (b)       2007        2006 (b)
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (245,379) $  (239,130) $     7,635  $  (102,287)
   Net realized gains (losses)         3,324,402     (185,722)   1,675,520      (22,806)
   Change in unrealized gains
       (losses) on investments        (1,483,155)   1,250,342   (1,029,255)     648,173
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,595,868      825,490      653,900      523,080
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             2,627,571    3,027,915    1,060,868      926,033
   Transfers from other funding
      options                            950,704   56,027,703    1,708,561   19,588,174
   Administrative and asset
      allocation charges                     (40)         (51)          --           --
   Contract surrenders                (7,706,033)  (9,103,166)  (3,233,775)  (2,377,451)
   Transfers to other funding
      options                         (2,325,280)  (1,501,274)  (2,203,279)    (861,863)
   Other receipts (payments)             (17,348)     (19,988)     (27,852)        (734)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (6,470,426)  48,431,139   (2,695,477)  17,274,159
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (4,874,558)  49,256,629   (2,041,577)  17,797,239
NET ASSETS:
   Beginning of period                49,256,629           --   17,797,239           --
                                     -----------  -----------  -----------  -----------
   End of period                     $44,382,071  $49,256,629  $15,755,662  $17,797,239
                                     ===========  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                      MSF LEHMAN BROTHERS        MSF METLIFE              MSF METLIFE
                                     AGGREGATE BOND INDEX   AGGRESSIVE ALLOCATION   CONSERVATIVE ALLOCATION
                                          SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                           (CLASS A)              (CLASS B)                (CLASS B)
                                     --------------------  -----------------------  -----------------------
                                        2007 (e)     2006      2007       2006 (b)      2007      2006 (b)
                                     ------------  ------  ------------  ---------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (29,732)   $--   $   (18,520)  $   (325)  $   (3,779)   $   (164)
   Net realized gains (losses)              5,944     --         2,948         56        1,209       1,272
   Change in unrealized gains
      (losses) on investments             399,157     --       (14,624)     8,769       21,288       1,674
                                     ------------    ---   -----------   --------   ----------    --------
      Net increase (decrease)
         in net assets resulting
         from operations                  375,369     --       (30,196)     8,500       18,718       2,782
                                     ------------    ---   -----------   --------   ----------    --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                397,181     --       455,216    111,566      219,238      24,045
   Transfers from other funding
      options                          55,415,723     --    17,878,436    109,693    1,258,633      93,707
   Administrative and asset
      allocation charges                      (24)    --           (44)        (4)          --          --
   Contract surrenders                   (747,969)    --      (177,421)    (2,366)     (59,151)       (576)
   Transfers to other funding
      options                         (27,905,211)    --      (107,777)    (2,399)     (18,990)    (42,120)
   Other receipts (payments)                3,814     --            --         --           --          --
                                     ------------    ---   -----------   --------   ----------    --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    27,163,514     --    18,048,410    216,490    1,399,730      75,056
                                     ------------    ---   -----------   --------   ----------    --------
      Net increase (decrease)
         in net assets                 27,538,883     --    18,018,214    224,990    1,418,448      77,838
NET ASSETS:
   Beginning of period                         --     --       224,990         --       77,838          --
                                     ------------    ---   -----------   --------   ----------    --------
   End of period                     $ 27,538,883    $--   $18,243,204   $224,990   $1,496,286    $ 77,838
                                     ============    ===   ===========   ========   ==========    ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MSF METLIFE CONSERVATIVE TO        MSF METLIFE
                                         MODERATE ALLOCATION        MODERATE ALLOCATION
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS B)                  (CLASS B)
                                     ---------------------------  -----------------------
                                         2007        2006 (b)         2007      2006 (b)
                                     -----------  --------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (24,455)    $   3,817    $  (126,428) $     (153)
   Net realized gains (losses)             6,963         7,027         23,227       7,124
   Change in unrealized gains
      (losses) on investments            113,276        13,112        464,240      29,884
                                     -----------     ---------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  95,784        23,956        361,039      36,855
                                     -----------     ---------    -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               636,830       263,055      2,849,701     193,125
   Transfers from other funding
      options                         12,923,278       542,760     87,662,967     869,593
   Administrative and asset
      allocation charges                     (11)           --            (45)         --
   Contract surrenders                  (495,312)      (69,839)    (2,764,138)    (12,378)
   Transfers to other funding
      options                           (435,415)     (125,365)      (526,449)    (10,015)
   Other receipts (payments)                  --            --       (116,534)         --
                                     -----------     ---------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   12,629,370       610,611     87,105,502   1,040,325
                                     -----------     ---------    -----------  ----------
      Net increase (decrease)
         in net assets                12,725,154       634,567     87,466,541   1,077,180
NET ASSETS:
   Beginning of period                   634,567            --      1,077,180          --
                                     -----------     ---------    -----------  ----------
   End of period                     $13,359,721     $ 634,567    $88,543,721  $1,077,180
                                     ===========     =========    ===========  ==========

                                     MSF METLIFE MODERATE TO
                                      AGGRESSIVE ALLOCATION   MSF METLIFE STOCK INDEX
                                            SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)               (CLASS A)
                                     -----------------------  -----------------------
                                         2007      2006 (b)      2007 (b)      2006
                                     -----------  ----------  ------------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (120,576) $   (1,911) $   (135,415)    $--
   Net realized gains (losses)             8,204      18,952        48,564      --
   Change in unrealized gains
      (losses) on investments            237,883      42,561       280,865      --
                                     -----------  ----------  ------------     ---
      Net increase (decrease)
         in net assets resulting
         from operations                 125,511      59,602       194,014      --
                                     -----------  ----------  ------------     ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             2,472,927     246,927     1,657,214      --
   Transfers from other funding
      options                         98,622,328     824,842    95,333,158      --
   Administrative and asset
      allocation charges                    (105)         --          (112)     --
   Contract surrenders                (2,240,332)    (16,206)   (3,161,952)     --
   Transfers to other funding           (931,549)     (3,192)  (34,480,363)     --
      options                                 --          --       (10,599)     --
                                     -----------  ----------  ------------     ---
   Other receipts (payments)
      Net increase (decrease)
         in net assets resulting
         from contract transactions   97,923,269   1,052,371    59,337,346      --
                                     -----------  ----------  ------------     ---
      Net increase (decrease)
         in net assets                98,048,780   1,111,973    59,531,360      --
NET ASSETS:
   Beginning of period                 1,111,973          --            --      --
                                     -----------  ----------  ------------     ---
   End of period                     $99,160,753  $1,111,973  $ 59,531,360     $--
                                     ===========  ==========  ============     ===

   The accompanying notes are an integral part of these financial statements.

                                                               MSF MORGAN STANLEY       MSF OPPENHEIMER
                                       MSF MFS TOTAL RETURN        EAFE INDEX            GLOBAL EQUITY
                                            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                            (CLASS F)              (CLASS A)               (CLASS A)
                                     ------------------------  ------------------  ------------------------
                                         2007       2006 (b)     2007 (e)    2006      2007       2006 (b)
                                     -----------  -----------  ------------  ----  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   489,798  $  (192,345) $    (32,375)  $--  $   177,303  $   (92,091)
   Net realized gains (losses)         1,660,624       60,306        (8,538)   --      754,583      113,027
   Change in unrealized gains
      (losses) on investments           (802,870)   2,831,832      (436,732)   --      672,646    1,673,519
                                     -----------  -----------  ------------   ---  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,347,552    2,699,793      (477,645)   --    1,604,532    1,694,455
                                     -----------  -----------  ------------   ---  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             4,524,330    3,093,058       312,967    --    2,050,749    1,174,956
   Transfers from other funding
      options                          8,461,678   37,201,178    54,954,273    --      601,121   28,772,391
   Administrative and asset
      allocation charges                     (97)        (103)          (15)   --          (45)         (48)
   Contract surrenders                (6,269,021)  (3,395,223)     (761,751)   --   (2,996,192)  (4,375,273)
   Transfers to other funding
      options                         (6,922,216)  (1,343,874)  (19,851,995)   --     (912,563)  (1,521,589)
   Other receipts (payments)             (82,618)      (7,191)         (772)   --           --       (8,830)
                                     -----------  -----------  ------------   ---  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (287,944)  35,547,845    34,652,707    --   (1,256,930)  24,041,607
                                     -----------  -----------  ------------   ---  -----------  -----------
      Net increase (decrease)
         in net assets                 1,059,608   38,247,638    34,175,062    --      347,602   25,736,062
NET ASSETS:
   Beginning of period                38,247,638           --            --    --   25,736,062           --
                                     -----------  -----------  ------------   ---  -----------  -----------
   End of period                     $39,307,246  $38,247,638  $ 34,175,062   $--  $26,083,664  $25,736,062
                                     ===========  ===========  ============   ===  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        MSF OPPENHEIMER
                                         GLOBAL EQUITY      MSF RUSSELL 2000 INDEX
                                           SUBACCOUNT             SUBACCOUNT
                                           (CLASS B)              (CLASS A)
                                     ----------------------  ---------------------
                                        2007      2006 (b)     2007 (e)      2006
                                     ----------  ----------  ------------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    5,811  $  (21,028) $    (24,996)   $--
   Net realized gains (losses)          141,704      15,934           332     --
   Change in unrealized gains
      (losses) on investments           134,885     384,172      (154,335)    --
                                     ----------  ----------  ------------    ---
      Net increase (decrease)
         in net assets resulting
         from operations                282,400     379,078      (178,999)    --
                                     ----------  ----------  ------------    ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              841,457     934,924       280,537     --
   Transfers from other funding
      options                         1,556,526   4,866,752    40,403,941     --
   Administrative and asset
      allocation charges                     --          --           (15)    --
   Contract surrenders                 (650,855)   (870,112)     (706,336)    --
   Transfers to other funding
      options                          (678,386)   (138,039)  (12,618,156)    --
   Other receipts (payments)             11,670          --          (914)    --
                                     ----------  ----------  ------------    ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,080,412   4,793,525    27,359,057     --
                                     ----------  ----------  ------------    ---
      Net increase (decrease)
         in net assets                1,362,812   5,172,603    27,180,058     --
NET ASSETS:
   Beginning of period                5,172,603          --            --     --
                                     ----------  ----------  ------------    ---
   End of period                     $6,535,415  $5,172,603  $ 27,180,058    $--
                                     ==========  ==========  ============    ===

                                     MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                            HIGH YIELD BOND               U.S. GOVERNMENT
                                               SUBACCOUNT                   SUBACCOUNT
                                               (CLASS A)                     (CLASS A)
                                     ----------------------------  ----------------------------
                                       2007 (a)         2006           2007          2006 (b)
                                     -----------  ---------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   746,944    $   (35,752)   $   185,793    $   (40,899)
   Net realized gains (losses)            23,741         28,257         65,417         60,017
   Change in unrealized gains
      (losses) on investments           (473,683)       473,683         52,703        365,219
                                     -----------    -----------    -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 297,002        466,188        303,913        384,337
                                     -----------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               305,550        741,137      1,090,343      1,129,764
   Transfers from other funding
      options                            310,666      7,337,168        628,328     10,453,733
   Administrative and asset
      allocation charges                      --            (17)           (51)           (54)
   Contract surrenders                  (254,578)    (1,174,130)    (2,017,283)    (2,268,680)
   Transfers to other funding
      options                         (7,822,555)      (206,414)      (579,591)      (912,294)
   Other receipts (payments)                  --            (17)        (1,347)        (3,151)
                                     -----------    -----------    -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (7,460,917)     6,697,727       (879,601)     8,399,318
                                     -----------    -----------    -----------    -----------
      Net increase (decrease)
         in net assets                (7,163,915)     7,163,915       (575,688)     8,783,655
NET ASSETS:
   Beginning of period                 7,163,915             --      8,783,655             --
                                     -----------    -----------    -----------    -----------
   End of period                     $        --    $ 7,163,915    $ 8,207,967    $ 8,783,655
                                     ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                                      PIMCO VIT REAL RETURN     PIMCO VIT TOTAL RETURN   PUTNAM VT DISCOVERY GROWTH
                                            SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                      (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)          (CLASS IB)
                                     -----------------------  -------------------------   --------------------------
                                       2007 (a)      2006         2007          2006          2007         2006
                                     -----------  ----------  ------------  -----------   -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   3,822    $   3,869   $   235,248    $  208,684     $   (791)    $  (932)
   Net realized gains (losses)          (7,724)       5,408       (29,665)        9,970       16,346      10,547
   Change in unrealized gains
      (losses) on investments           10,512      (10,464)      227,690       (43,489)      (8,263)      1,737
                                     ---------     --------   -----------    ----------     --------    --------
      Net increase (decrease)
         in net assets resulting
         from operations                 6,610       (1,187)      433,273       175,165        7,292      11,352
                                     ---------     --------   -----------    ----------     --------    --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              88,646       78,370     1,033,485     1,299,626       15,331      26,515
   Transfers from other funding
      options                           31,609      159,537     2,146,876     1,004,438       40,496       5,646
   Administrative and asset
      allocation charges                    --           --           (46)          (46)          --          --
   Contract surrenders                 (19,519)     (11,694)   (1,525,603)   (1,285,628)      (5,192)    (34,210)
   Transfers to other funding
      options                         (345,688)      (1,121)   (2,391,567)     (450,398)     (45,527)    (22,056)
   Other receipts (payments)                --           --        (6,428)           --           --          --
                                     ---------     --------   -----------    ----------     --------    --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (244,952)     225,092      (743,283)      567,992        5,108     (24,105)
                                     ---------     --------   -----------    ----------     --------    --------
      Net increase (decrease)
         in net assets                (238,342)     223,905      (310,010)      743,157       12,400     (12,753)
NET ASSETS:
   Beginning of period                 238,342       14,437     6,097,090     5,353,933       99,571     112,324
                                     ---------     --------   -----------    ----------     --------    --------
   End of period                     $      --     $238,342   $ 5,787,080    $6,097,090     $111,971    $ 99,571
                                     =========     ========   ===========    ==========     ========    ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              PUTNAM VT                  PUTNAM VT
                                        INTERNATIONAL EQUITY          SMALL CAP VALUE
                                             SUBACCOUNT                 SUBACCOUNT
                                             (CLASS IB)                 (CLASS IB)
                                     -------------------------  -------------------------
                                       2007 (a)        2006       2007 (a)        2006
                                     -----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    93,871   $   (3,281)  $    20,328   $  (24,412)
   Net realized gains (losses)         1,147,716      229,091     1,822,414      714,921
   Change in unrealized gains
      (losses) on investments           (952,960)     438,040    (1,391,158)     169,368
                                     -----------   ----------   ---------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 288,627      663,850       451,584      859,877
                                     -----------   ----------   ---------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               110,329      727,342       341,622      813,880
   Transfers from other funding
      options                            267,077      316,097       205,863      652,880
   Administrative and asset
      allocation charges                      --           --            --          (13)
   Contract surrenders                   (57,617)    (709,819)     (157,808)    (514,160)
   Transfers to other funding
      options                         (3,827,597)    (226,328)   (7,093,028)    (596,259)
   Other receipts (payments)              (1,889)          --        (1,357)      (3,608)
                                     -----------   ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,509,697)     107,292    (6,704,708)     352,720
                                     -----------   ----------   -----------   ----------
      Net increase (decrease)
         in net assets                (3,221,070)     771,142    (6,253,124)   1,212,597
NET ASSETS:
   Beginning of period                 3,221,070    2,449,928     6,253,124    5,040,527
                                     -----------   ----------   -----------   ----------
   End of period                     $        --   $3,221,070   $        --   $6,253,124
                                     ===========   ==========   ===========   ==========

                                      VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                (CLASS II)
                                     ------------------------  -------------------------
                                         2007         2006         2007          2006
                                     ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    9,110   $    1,692     $   (952)    $   (902)
   Net realized gains (losses)           40,362       49,780       12,173        2,719
   Change in unrealized gains
      (losses) on investments          (109,717)      71,719        1,738        4,875
                                     ----------   ----------     --------     --------
      Net increase (decrease)
         in net assets resulting
         from operations                (60,245)     123,191       12,959        6,692
                                     ----------   ----------     --------     --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              380,488      381,523       24,114       23,459
   Transfers from other funding
      options                           296,458      153,274       21,310        9,394
   Administrative and asset
      allocation charges                     --           --           --           --
   Contract surrenders                  (65,201)     (33,157)     (24,510)      (7,615)
   Transfers to other funding
      options                          (257,301)     (50,224)     (57,780)     (13,389)
   Other receipts (payments)             (8,064)          --       (1,078)          --
                                     ----------   ----------     --------     --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     346,380      451,416      (37,944)      11,849
                                     ----------   ----------     --------     --------
      Net increase (decrease)
         in net assets                  286,135      574,607      (24,985)      18,541
NET ASSETS:
   Beginning of period                1,249,816      675,209      121,879      103,338
                                     ----------   ----------     --------     --------
   End of period                     $1,535,951   $1,249,816     $ 96,894     $121,879
                                     ==========   ==========     ========     ========

   The accompanying notes are an integral part of these financial statements.

                                           VAN KAMPEN
                                     LIT STRATEGIC GROWTH   WELLS FARGO VT ADVANTAGE
                                           SUBACCOUNT          SMALL/MID CAP VALUE
                                           (CLASS II)              SUBACCOUNT
                                     ---------------------  ------------------------
                                         2007      2006        2007         2006
                                     ----------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (5,006)  $ (4,608)  $  (11,475)  $  (12,809)
   Net realized gains (losses)          33,713     17,055      285,616      350,010
   Change in unrealized gains
      (losses) on investments           58,625       (989)    (289,401)    (133,606)
                                     ---------   --------   ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                87,332     11,458      (15,260)     203,595
                                     ---------   --------   ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              55,470     77,066      139,691      176,010
   Transfers from other funding
      options                           99,217    158,416      461,674      127,898
   Administrative and asset
      allocation charges                    --         --           --           --
   Contract surrenders                 (58,182)   (51,764)    (124,149)    (379,135)
   Transfers to other funding
      options                         (174,690)   (96,358)    (537,585)    (141,100)
   Other receipts (payments)            (1,672)        --       (1,804)          --
                                     ---------   --------   ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (79,857)    87,360      (62,173)    (216,327)
                                     ---------   --------   ----------   ----------
      Net increase (decrease)
         in net assets                   7,475     98,818      (77,433)     (12,732)
NET ASSETS:
   Beginning of period                 604,711    505,893    1,465,098    1,477,830
                                     ---------   --------   ----------   ----------
   End of period                     $ 612,186   $604,711   $1,387,665   $1,465,098
                                     =========   ========   ==========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account QP for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on December 26, 1995 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Funds ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Putnam Variable Trust ("Putnam VT")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Delaware VIP Small Cap Value Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Equity-Income Subaccount (Initial Class)
Fidelity VIP Growth Subaccount (Initial Class)
Fidelity VIP High Income Subaccount (Initial Class)
Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)

LMPVET Appreciation Subaccount (Class I)
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Stock Subaccount
LMPVET Capital and Income Subaccount (Class I)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Loomis Sayles Global Markets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Diversified Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF Lehman Brothers Aggregate Bond Index Subaccount (Class A)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MetLife Stock Index Subaccount (Class A)

MSF MFS Total Return Subaccount (Class F)
MSF Morgan Stanley EAFE Index Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF Russell 2000 Index Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class I B)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class II)
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount
The following Subaccounts ceased operations during the year ended December 31, 2007:
AIM V.I. Core Equity Subaccount
Credit Suisse Emerging Markets Subaccount
Dreyfus Stock Index Subaccount
Fidelity VIP Asset Manager SM Subaccount
FTVIP Templeton Global Asset Allocation Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount
LMPVPV Small Cap Growth Opportunities Subaccount
LMPVPI Total Return Subaccount
LMPVPII Large Cap Value Subaccount
Lord Abbett Series Growth and Income Subaccount
Lord Abbett Series Mid Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MetLife Investment Diversified Bond Subaccount
MetLife Investment International Stock Subaccount
MetLife Investment Large Company Stock Subaccount
MetLife Investment Small Company Stock Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO Real Return Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                              NEW NAME
---------------------------------------------------   --------------------------------------------------
Legg Mason Partners International All Cap Portfolio   Legg Mason Partners Variable International All Cap
                                                         Opportunity Portfolio
Legg Mason Partners Variable Social Awareness Stock   Legg Mason Partners Variable Social Awareness
   Portfolio                                             Portfolio
Janus Capital Appreciation Portfolio                  Janus Forty Portfolio
Legg Mason Partners Variable Multiple Discipline      Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value         Portfolio

MERGERS:

OLD NAME                                             NEW NAME
---------------------------------------------------  ------------------------------------------------
Legg Mason Partners Premier Selections All Cap       Legg Mason Partners Variable Aggressive Growth
   Growth Portfolio                                     Portfolio
Legg Mason Partners Variable All Cap Portfolio       Legg Mason Partners Variable Fundamental Value
                                                        Portfolio
Legg Mason Partners Variable Large Cap Value         Legg Mason Partners Variable Investors Portfolio
   Portfolio
Legg Mason Partners Variable Small Cap Growth        Legg Mason Partners Variable Small Cap Growth
   Opportunities Portfolio                              Portfolio
Western Management High Yield Bond Portfolio         BlackRock High Yield Portfolio
Pioneer Mid-Cap Value Portfolio                      Lazard Mid-Cap Portfolio
Legg Mason Partners Variable Total Return Portfolio  Legg Mason Partners Variable Multiple Discipline
                                                        Portfolio - Balanced All Cap Growth and Value

SUBSTITUTIONS:

OLD NAME                                             NEW NAME
---------------------------------------------------  ------------------------------------------------
AIM V.I. Core Equity Fund                            Capital Guardian U.S. Equity Portfolio
Credit Suisse Emerging Markets Portfolio             MFS Emerging Markets Equity Portfolio
Dreyfus Stock Index Fund                             MetLife Stock Index Portfolio
Lord Abbett Series Growth and Income Portfolio       Lord Abbett Growth and Income Portfolio
Putnam VT International Equity Fund                  MFS Research International Portfolio
Fidelity VIP Asset Manager SM Portfolio              BlackRock Diversified Portfolio
Putnam VT Small Cap Value Fund                       Third Avenue Small Cap Value Portfolio
Lord Abbett Series Mid-Cap Value Portfolio           Lord Abbett Mid-Cap Value Portfolio
PIMCO Real Return Portfolio                          PIMCO Inflation Protected Bond Portfolio
Templeton Global Asset Allocation Fund               Loomis Sayles Global Markets Portfolio
MetLife Investment International Stock Fund          Morgan Stanley EAFE Index Portfolio
MetLife Investment Small Company Stock Fund          Russell 2000 Index Portfolio
MetLife Investment Large Company Stock Fund          MetLife Stock Index Portfolio
MetLife Investment Diversified Bond Fund             Lehman Brothers Aggregate Bond Index Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                        NEW PORTFOLIO
---------------------------------------------------  ------------------------------------------------
BlackRock Large-Cap Core Portfolio (Class A)         BlackRock Large-Cap Core Portfolio (Class E)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes of net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk   0.30% - 1.30%
Administrative               0.10%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $15 is assessed on a semi-annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 5% if the contract is partially or fully surrendered within the specified surrender charge period. Participants in the CHART asset allocation program enter into an agreement with MetLife Investment Fund Service, LLC ("MIFS"), an affiliate of the Company. Under this arrangement, MIFS provides asset allocation advice and charges participants an annual fee, plus a one-time setup fee of $30. The maximum annual fee is 1% which decreases as a participant's assets increase. Effective November 9, 2007, this program was closed. These charges are assessed through the redemption of units and are recorded as administrative and asset allocation charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MFS Trusts hold shares which are managed by Met Investors Advisory, LLC and Metlife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                          FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                           -----------------------  -----------------------------
                                                                        MARKET         COST OF        PROCEEDS
                                                             SHARES    VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                           ---------  ------------  -------------  --------------
AIM V.I. Core Equity Subaccount (Series I) (Cost $0) (a)          --          --          28,796        797,735
American Funds Global Growth Subaccount
   (Class 2) (Cost $5,512,794)                               247,715   6,192,878       3,375,662        515,771
American Funds Growth-Income Subaccount
   (Class 2) (Cost $7,061,294)                               173,945   7,350,923       4,048,241      1,088,101
American Funds Growth Subaccount
   (Class 2) (Cost $10,503,570)                              173,748  11,592,490       4,151,199        793,208
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                  --          --         247,949      3,421,836
Delaware VIP Small Cap Value Subaccount
   (Standard Class) (Cost $8,311,582)                        305,767   8,760,211       2,180,020      1,510,199
Dreyfus Stock Index Subaccount
   (Initial Shares) (Cost $0) (a)                                 --          --         713,236     28,647,095
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $12,384,026)                       328,759  14,748,131         701,419      2,687,584
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $15,847,261)                       396,447  12,821,092       2,958,176      2,652,122
Fidelity VIP Asset Manager SM Subaccount
   (Initial Class) (Cost $0) (a)                                  --          --         741,596     11,168,534
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $21,677,503)                      798,793  21,934,842       9,968,353      3,341,302
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $264,385)                          30,134     270,608         137,144        201,815
Fidelity VIP Equity Income Subaccount
   (Initial Class) (Cost $26,273,250)                      1,096,109  26,207,955       4,577,369      3,632,553
Fidelity VIP Growth Subaccount
   (Initial Class) (Cost $35,337,927)                        828,399  37,377,373       3,009,273      4,984,555
Fidelity VIP High Income Subaccount
   (Initial Class) (Cost $3,459,578)                         484,062   2,894,693         672,811        594,139
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $19,612,372)                      657,919  23,441,646       6,777,754      3,875,177
FTVIP Templeton Global Asset Allocation Subaccount
   (Class 1) (Cost $0) (a)                                        --          --         871,107     14,248,602
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $2,436,153)                               183,455   2,935,277       1,767,735        828,762
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $2,723,906)                               161,697   3,274,371       1,143,215        477,740
Janus Aspen Mid Cap Growth Subaccount
   (Service Shares) (Cost $1,495,291)                         54,335   2,116,367         773,729        486,346
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $1,481,427)                         52,667   1,844,939         471,397        864,788
LMPIS Premier Selections All Cap Growth Subaccount
   (Cost $0) (a)                                                  --          --          13,431        100,673
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $6,521,345)                               504,435   8,227,335         790,130      1,711,528
LMPVET Appreciation Subaccount
   (Class I) (Cost $1,292,086)                                55,598   1,465,574         385,591        194,370
LMPVET Dividend Strategy Subaccount (Cost $287,457)           30,722     321,659          99,707        271,310
LMPVET Equity Index Subaccount
   (Class II) (Cost $18,229,177)                             617,163  20,730,497       2,660,504      3,911,263
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $13,087,255)                              576,341  12,500,827      11,903,551      2,160,654
LMPVET International All Cap Opportunity Subaccount
   (Cost $8,620,677)                                         780,228   6,983,041       4,612,383      1,459,932

                                                                                   FOR THE YEAR ENDED
                                                    AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                    -----------------------  -----------------------------
                                                                 MARKET         COST OF        PROCEEDS
                                                      SHARES    VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                    ---------  ------------  -------------  --------------
LMPVET Investors Subaccount
   (Class I) (Cost $9,118,753)                        558,807   9,231,486      11,551,111      5,638,243
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $4,696,652)                        333,495   5,536,016         379,944      1,147,691
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $2,515,153)                        175,554   2,638,577       1,845,039        774,394
LMPVET Social Awareness Stock Subaccount
   (Cost $9,524,786)                                  378,587   9,434,382       2,012,319      1,508,575
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)          --          --         770,974     11,074,093
LMPVPV Small Cap Growth Opportunities Subaccount
   (Cost $0) (a)                                           --          --         100,731      1,026,187
LMPVET Capital and Income Subaccount
   (Class I) (Cost $820,106) (b)                       56,747     704,224       1,026,608        210,102
LMPVIT Adjustable Rate Income Subaccount
   (Cost $222,939)                                     22,116     210,767         171,707         62,037
LMPVIT High Income Subaccount
   (Cost $1,902,791)                                  250,421   1,670,307         462,371        293,934
LMPVIT Money Market Subaccount
   (Cost $6,266,817)                                6,266,817   6,266,817       4,333,913      3,808,414
LMPVPI Total Return Subaccount
   (Class I) (Cost $0) (a)                                 --          --          36,215        818,618
LMPVPIII Large Cap Value Subaccount (Cost $0) (a)          --          --         140,901     10,949,123
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                --          --         179,096      1,651,781
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                --          --          82,562      1,200,005
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $14,055,577)                       706,284  12,755,490       3,333,204      3,730,006
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $7,658,165)                        913,682   7,528,743       8,380,533      1,196,375
MIST BlackRock Large - Cap Core Subaccount
   (Class E) (Cost $1,703,593) (b)                    154,658   1,712,060       2,075,206        376,270
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                 --          --         272,366      1,830,136
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $198,455)                           14,496     196,705         130,578         39,926
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $3,805,141)                        212,500   3,669,880       1,783,572      1,154,291
MIST Janus Forty Subaccount
   (Class A) (Cost $87,364,326)                     1,183,986  99,229,883      19,377,306     10,560,249
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $25,854) (b)                         1,913      23,148          25,894             38
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $27,895,026)                     1,647,662  28,273,877       4,617,936      8,922,786
MIST Loomis Sayles Global Markets Subaccount
   (Class A) (Cost $13,684,165)                     1,226,330  16,285,657      15,320,880      1,891,668
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $1,486,158)                        122,513   1,547,335         749,193        313,618
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $8,145,529)                        295,265   8,471,150       3,004,217      1,784,078
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $1,623,749) (b)                     76,835   1,496,753       1,745,944        115,770
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $1,914,196)                        157,928   1,907,769         148,824        567,392

                                                                                             FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                              -----------------------  -----------------------------
                                                                           MARKET         COST OF        PROCEEDS
                                                                SHARES    VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                              ---------  ------------  -------------  --------------
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $138,965)                                      9,970      148,147         79,291          21,096
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $3,029,949) (b)                              263,351    3,786,986      3,541,247         579,503
MIST MFS Research International Subaccount
   (Class B) (Cost $3,578,186) (b)                              261,617    3,746,352      4,378,197         806,634
MIST MFS Value Subaccount (Class A) (Cost $4,645,030)           330,931    4,977,205      1,863,473         699,644
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $6,357,247)                                  405,387    5,707,850      2,629,890       2,372,799
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $404,453) (b)                                 39,547      433,437        443,678          38,913
MIST Pioneer Fund Subaccount (Class A) (Cost $3,014,478)        221,311    3,370,566        244,860         451,901
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                           --           --          9,193          22,096
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $4,342,580)                                  453,686    4,545,933      1,495,932         838,799
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $6,013,632)                                  350,251    5,491,943      7,908,458       2,480,270
MetLife Investment Diversified Bond Subaccount
   (Class I) (Cost $0) (c)                                           --           --      8,202,433     109,607,513
MetLife Investment International Stock Subaccount
   (Class I) (Cost $0) (c)                                           --           --     10,730,641      88,322,803
MetLife Investment Large Company Stock Subaccount
   (Class I) (Cost $0) (c)                                           --           --      2,848,922     116,326,876
MetLife Investment Small Company Stock Subaccount
   (Class I) (Cost $0) (c)                                           --           --     10,066,333      60,411,088
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $5,118,663)                                  211,425    6,059,438        351,305       1,285,355
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $5,153,165)                                   49,230    5,499,483      1,190,310       1,009,179
MSF BlackRock Diversified Subaccount
   (Class A) (Cost $9,725,052) (b)                              542,665    9,865,641     11,056,538       1,351,867
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $16,814,344)                                 168,143   16,814,344      8,553,975      11,609,018
MSF Capital Guardian U.S. Equity Subaccount
   (Class A) (Cost $663,100) (b)                                 50,587      629,308        765,108         102,235
MSF FI Large Cap Subaccount (Class A) (Cost $44,617,359)      3,027,595   44,384,546      4,119,851       7,561,309
MSF FI Value Leaders Subaccount (Class D) (Cost $16,137,794)     80,482   15,756,713      2,288,875       3,361,800
MSF Lehman Brothers Aggregate Bond Index Subaccount
   (Class A) (Cost $27,141,440) (d)                           2,510,537   27,540,596     27,754,212         618,717
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $18,249,911)                               1,446,793   18,244,056     18,263,562         232,207
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $1,473,425)                                  134,567    1,496,387      1,455,177          59,013
MSF MetLife Conservative to Moderate Allocation Subaccount
   (Class B) (Cost $13,234,266)                               1,158,773   13,360,655     13,242,272         634,839
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $88,055,727)                               7,403,834   88,549,850     89,268,063       2,279,567
MSF MetLife Moderate to Aggressive Allocation Subaccount
   (Class B) (Cost $98,886,288)                               8,010,237   99,166,731    100,191,034       2,379,655
MSF MetLife Stock Index Subaccount
   (Class A) (Cost $59,253,586) (b)                           1,609,039   59,534,451     62,767,656       3,562,634
MSF MFS Total Return Subaccount
   (Class F) (Cost $37,280,719)                                 256,173   39,309,681      6,062,869       4,514,583

                                                                                              FOR THE YEAR ENDED
                                                               AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                               -----------------------  -----------------------------
                                                                            MARKET         COST OF        PROCEEDS
                                                                 SHARES    VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                               ---------  ------------  -------------  --------------
MSF Morgan Stanley EAFE Index Subaccount
   (Class A) (Cost $34,613,642) (d)                            1,988,186   34,176,910     35,293,358        671,177
MSF Oppenheimer Global Equity Subaccount
   (Class A) (Cost $23,738,477)                                1,490,551   26,084,643      2,689,656      3,374,615
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $6,016,756)                                   374,760    6,535,813      1,750,692        578,897
MSF Russell 2000 Index Subaccount
   (Class A) (Cost $27,335,830) (d)                            1,916,890   27,181,495     27,869,874        534,375
MSF Western Asset Management High Yield Bond Subaccount
   (Class A) (Cost $0) (a)                                            --           --      1,285,718      7,934,884
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $7,790,455)                                   657,196    8,208,378      1,224,269      1,919,225
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                               --           --        119,064        360,202
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $5,641,972)                      551,720    5,787,412      1,818,361      2,326,468
Putnam VT Discovery Growth Subaccount
   (Class IB) (Cost $100,478)                                     18,851      111,978         58,748         47,532
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                           --           --        867,585      3,842,999
Putnam VT Small Cap Value Subaccount (Class IB) (Cost $0) (a)         --           --      1,240,922      7,207,351
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $1,503,932)                                  111,308    1,536,053        542,112        156,649
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $78,157)                                       5,547       96,902         24,817         63,712
Van Kampen LIT Strategic Growth Subaccount
   (Class II) (Cost $478,860)                                     18,391      612,229        100,399        185,246
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount
   (Cost $1,386,268)                                             125,248    1,387,748        425,702        243,265

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                    AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                            ---------------------------------  -------------------------------------------
                                                                                                EXPENSE         TOTAL
                                                    UNIT VALUE(1)              INVESTMENT(2)    RATIO(3)      RETURN(4)
                                             UNITS    LOWEST TO    NET ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            (000s)    HIGHEST($)     ($000s)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------  -------------  ----------  -------------  -----------  ---------------
AIM VI Core Equity                    2007      --  1.160 - 1.171        --           --      0.30 - 1.30        7.21-7.53
   Subaccount (Series I) (a)          2006     665  1.082 - 1.089       722         0.57      0.30 - 1.30        5.22-8.70

American Funds Global Growth          2007   3,580  1.677 - 1.765     6,193         3.06      0.30 - 1.30       4.44-14.13
   Subaccount (Class 2)               2006   2,043  1.479 - 1.507     3,074         0.84      0.60 - 1.30      18.89-19.70
                                      2005     851  1.244 - 1.259     1,070         0.66      0.60 - 1.30       6.40-13.42
                                      2004     588  1.105 - 1.110       652         0.16      0.60 - 1.30       2.69-12.26

American Funds Growth-Income          2007   5,392  1.329 - 1.391     7,351         1.70      0.30 - 1.30      (3.07)-4.36
   Subaccount (Class 2)               2006   3,420  1.282 - 1.306     4,451         1.90      0.60 - 1.30      13.75-14.56
                                      2005   2,008  1.127 - 1.140     2,284         1.60      0.60 - 1.30        4.45-5.17
                                      2004     918  1.079 - 1.084       995         1.90      0.60 - 1.30       5.47-13.06

American Funds Growth                 2007   7,406  1.505 - 1.619    11,592         0.85      0.30 - 1.30       1.50-11.72
   Subaccount (Class 2)               2006   5,723  1.357 - 1.382     7,896         1.09      0.60 - 1.30        8.82-9.51
                                      2005   2,122  1.247 - 1.262     2,674         0.80      0.60 - 1.30      14.72-19.35
                                      2004   1,316  1.087 - 1.092     1,437         0.27      0.60 - 1.30        0.09-9.44

Credit Suisse Trust Emerging Markets  2007     --   3.060 - 3.248        --           --      0.60 - 1.30        4.87-5.11
   Subaccount (a)                     2006     995  2.918 - 3.090     3,018         0.57      0.60 - 1.30      30.79-31.71
                                      2005     868  2.231 - 2.346     1,998         0.69      0.60 - 1.30      26.33-27.15
                                      2004     873  1.766 - 1.845     1,585         0.28      0.60 - 1.30      23.32-24.24
                                      2003     841  1.432 - 1.485     1,231           --      0.60 - 1.30      24.17-41.97

Delaware VIP Small Cap Value          2007   4,531  1.395 - 2.582     8,760         0.49      0.30 - 1.30   (13.94)-(7.16)
   Subaccount (Standard Class)        2006   3,467  2.625 - 2.781     9,517         0.25      0.60 - 1.30      14.68-15.49
                                      2005   3,643  2.289 - 2.408     8,651         0.36      0.60 - 1.30        8.02-8.76
                                      2004   3,428  2.119 - 2.214     7,492         0.19      0.60 - 1.30      19.92-20.72
                                      2003   2,943  1.767 - 1.834     5,334         0.36      0.60 - 1.30      40.13-41.19

Dreyfus Stock Index                   2007      --  1.398 - 2.342        --         0.42      0.30 - 1.30        5.43-5.75
   Subaccount (Initial Shares) (a)    2006  17,287  1.322 - 2.217    26,506         1.62      0.30 - 1.30      13.98-15.16
                                      2005  19,100  1.148 - 1.931    26,464         1.61      0.30 - 1.30        3.37-4.36
                                      2004  20,055  1.100 - 1.855    26,932         1.82      0.30 - 1.30        8.16-9.96
                                      2003  14,993  1.604 - 1.687    24,760         1.51      0.60 - 1.30      26.70-27.61

Dreyfus VIF Appreciation              2007  10,693  1.324 - 1.415    14,747         1.60      0.30 - 1.30      (0.66)-6.47
   Subaccount (Initial Shares)        2006  12,218  1.253 - 1.329    15,882         1.56      0.60 - 1.30      15.06-15.87
                                      2005  13,703  1.089 - 1.147    15,423         0.02      0.60 - 1.30        3.03-3.71
                                      2004  15,847  1.057 - 1.106    17,235         1.63      0.60 - 1.30        3.63-4.44
                                      2003  17,426  1.020 - 1.059    18,200         1.40      0.60 - 1.30      19.72-20.48

Dreyfus VIF Developing Leaders        2007   8,655  1.087 - 1.723    12,820         0.76      0.30 - 1.30  (12.18)-(11.34)
   Subaccount (Initial Shares)        2006   9,125  1.226 - 1.949    16,228         0.40      0.30 - 1.30        2.39-3.46
                                      2005  10,026  1.185 - 1.889    17,164           --      0.30 - 1.30        4.48-5.52
                                      2004  10,538  1.123 - 1.797    17,225         0.20      0.30 - 1.30       9.14-10.72
                                      2003   9,736  1.564 - 1.623    15,601         0.03      0.60 - 1.30      30.01-30.89

                                                    AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                            ---------------------------------  -------------------------------------------
                                                                                                EXPENSE         TOTAL
                                                    UNIT VALUE(1)              INVESTMENT(2)    RATIO(3)      RETURN(4)
                                             UNITS    LOWEST TO    NET ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            (000s)    HIGHEST($)     ($000s)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------  -------------  ----------  -------------  -----------  ---------------
Fidelity VIP Asset Manager SM         2007      --  1.229 - 1.870        --         3.10      0.30 - 1.30      4.77 - 5.13
   Subaccount (Initial Class) (a)     2006   8,384  1.169 - 1.780    10,508         2.69      0.30 - 1.30      5.95 - 7.05
                                      2005  10,175  1.092 - 1.669    12,583         2.73      0.30 - 1.30      2.69 - 3.70
                                      2004  11,117  1.053 - 1.613    13,273         2.72      0.30 - 1.30      4.10 - 4.81
                                      2003   8,687  1.463 - 1.539    13,123         3.57      0.60 - 1.30    16.48 - 17.30

Fidelity VIP Contrafund               2007  12,242  1.707 - 1.867    21,934         0.78      0.30 - 1.30     7.83 - 16.61
   Subaccount (Service Class 2)       2006  11,054  1.539 - 1.601    17,622         1.02      0.60 - 1.30    10.01 - 10.72
                                      2005   9,482  1.399 - 1.446    13,660         0.12      0.60 - 1.30    15.14 - 15.96
                                      2004   7,790  1.215 - 1.247     9,673         0.19      0.60 - 1.30    13.66 - 14.51
                                      2003   6,001  1.069 - 1.089     6,515         0.26      0.60 - 1.30    26.51 - 27.37

Fidelity VIP Dynamic Capital          2007     189  1.339 - 1.706       271         0.13      0.30 - 1.30    (3.01) - 6.13
   Appreciation Subaccount (Service   2006     266  1.271 - 1.322       349         0.28      0.60 - 1.30    12.38 - 13.09
   Class 2)                           2005     172  1.131 - 1.169       199           --      0.60 - 1.30    19.18 - 20.02
                                      2004     161  0.949 - 0.974       156           --      0.60 - 1.30    (0.11) - 0.62
                                      2003     188  0.950 - 0.968       181           --      0.60 - 1.30     2.58 - 24.26

Fidelity VIP Equity-Income            2007  17,190  1.405 - 2.389    26,207         1.78      0.30 - 1.30      0.23 - 1.22
   Subaccount (Initial Class)         2006  18,035  1.388 - 2.367    27,470         3.36      0.30 - 1.30    18.63 - 19.76
                                      2005  20,908  1.159 - 1.981    28,173         1.61      0.30 - 1.30      4.50 - 5.56
                                      2004  21,303  1.098 - 1.882    27,354         1.53      0.30 - 1.30     8.18 - 10.84
                                      2003  14,930  1.614 - 1.698    24,870         1.80      0.60 - 1.30    28.61 - 29.52

Fidelity VIP Growth                   2007  22,761  1.560 - 2.225    37,376         0.82      0.30 - 1.30    25.29 - 26.62
   Subaccount (Initial Class)         2006  23,979  1.232 - 1.763    31,512         0.39      0.30 - 1.30      5.46 - 6.48
                                      2005  29,109  1.157 - 1.660    37,285         0.51      0.30 - 1.30      4.43 - 5.47
                                      2004  31,724  1.097 - 1.578    38,685         0.26      0.30 - 1.30      2.05 - 7.44
                                      2003  26,360  1.460 - 1.536    39,765         0.26      0.60 - 1.30    31.18 - 32.07

Fidelity VIP High Income              2007   2,329  1.235 - 1.339     2,895         8.20      0.30 - 1.30      1.48 - 2.49
   Subaccount (Initial Class)         2006   2,451  1.205 - 1.311     2,980         8.31      0.30 - 1.30     9.71 - 10.86
                                      2005   2,504  1.087 - 1.186     2,768        14.89      0.30 - 1.30      1.46 - 2.45
                                      2004   2,689  1.061 - 1.161     2,914         8.03      0.30 - 1.30      5.26 - 8.91
                                      2003   2,520  1.014 - 1.066     2,634         7.19      0.60 - 1.30    25.65 - 26.45

Fidelity VIP Mid Cap                  2007  11,408  1.813 - 2.366    23,440         0.49      0.30 - 1.30     2.84 - 14.63
   Subaccount (Service Class 2)       2006   9,528  1.983 - 2.064    19,477         0.17      0.60 - 1.30    10.91 - 11.75
                                      2005   8,427  1.788 - 1.847    15,440           --      0.60 - 1.30    16.56 - 17.34
                                      2004   4,859  1.534 - 1.574     7,621           --      0.60 - 1.30    23.02 - 23.94
                                      2003   2,634  1.247 - 1.270     3,336         0.20      0.60 - 1.30    36.43 - 49.70

FTVIP Templeton Global Asset          2007      --  1.535 - 2.706        --           --      0.30 - 1.30      5.94 - 6.30
   Allocation Subaccount              2006   7,650  1.444 - 2.548    12,576         7.06      0.30 - 1.30    19.80 - 21.04
   (Class 1) (a)                      2005   7,346  1.193 - 2.112    10,405         3.96      0.30 - 1.30      2.54 - 3.56
                                      2004   7,121  1.152 - 2.046     9,776         2.94      0.30 - 1.30    13.61 - 15.27
                                      2003   4,937  1.688 - 1.775     8,578         2.78      0.60 - 1.30    30.65 - 31.48

FTVIPT Templeton Developing Markets   2007   1,164  2.486 - 2.550     2,935         2.13      0.30 - 1.30     6.30 - 28.01
   Securities Subaccount (Class 2)    2006     836  1.956 - 1.992     1,657         1.10      0.60 - 1.30    26.44 - 27.28
                                      2005     430  1.547 - 1.565       671         1.30      0.60 - 1.30    21.47 - 26.72
                                      2004     122  1.230 - 1.235       150         0.31      0.60 - 1.30     3.19 - 24.92


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


                                                    AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                            ---------------------------------  -------------------------------------------
                                                                                                EXPENSE         TOTAL
                                                    UNIT VALUE(1)              INVESTMENT(2)    RATIO(3)      RETURN(4)
                                             UNITS    LOWEST TO    NET ASSETS      INCOME      LOWEST TO      LOWEST TO
                                            (000s)    HIGHEST($)     ($000s)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------  -------------  ----------  -------------  -----------  ---------------

FTVIPT Templeton Foreign Securities   2007   1,872  1.712 - 1.763     3,274         1.98      0.30 - 1.30     5.63 - 14.76
   Subaccount (Class 2)               2006   1,566  1.503 - 1.531     2,389         1.22      0.60 - 1.30    19.95 - 20.74
                                      2005     943  1.253 - 1.268     1,193         1.19      0.60 - 1.30      8.67 - 9.50
                                      2004     412  1.153 - 1.158       477         0.63      0.60 - 1.30    14.91 - 18.24

Janus Aspen Mid Cap Growth            2007   1,489  1.284 - 1.815     2,116         0.07      0.30 - 1.30     5.34 - 21.04
   Subaccount (Service Shares)        2006   1,355  1.069 - 1.112     1,494           --      0.60 - 1.30    11.82 - 12.66
                                      2005   1,266  0.956 - 0.987     1,241           --      0.60 - 1.30    10.65 - 11.27
                                      2004   1,273  0.864 - 0.887     1,123           --      0.60 - 1.30    18.84 - 19.86
                                      2003   1,047  0.727 - 0.740       773           --      0.60 - 1.30    16.16 - 33.82

Janus Aspen Worldwide Growth          2007   1,611  1.012 - 1.504     1,845         0.52      0.30 - 1.30    (5.11) - 8.61
   Subaccount (Service Shares)        2006   2,118  0.938 - 0.976     2,051         1.68      0.60 - 1.30    16.52 - 17.31
                                      2005   2,186  0.805 - 0.832     1,808         1.24      0.60 - 1.30      4.14 - 4.92
                                      2004   2,181  0.773 - 0.793     1,722         0.94      0.60 - 1.30      3.20 - 3.93
                                      2003   2,057  0.749 - 0.763     1,566         0.85      0.60 - 1.30    21.54 - 22.87

LMPIS Premier Selections All Cap      2007      --  1.031 - 1.075        --         0.08      0.60 - 1.30      6.51 - 6.75
   Growth Subaccount (a)              2006      91  0.968 - 1.007        89           --      0.60 - 1.30      6.02 - 6.67
                                      2005      94  0.913 - 0.944        88         0.12      0.60 - 1.30      4.94 - 5.71
                                      2004     111  0.870 - 0.893        98           --      0.60 - 1.30      1.52 - 2.29
                                      2003      92  0.857 - 0.873        80           --      0.60 - 1.30    32.46 - 33.49

LMPVET Aggressive Growth              2007   7,167  1.074 - 1.367     8,227           --      0.30 - 1.30    (5.00) - 0.90
   Subaccount (Class I)               2006   8,180  1.072 - 1.116     9,037           --      0.60 - 1.30      7.41 - 8.14
                                      2005   8,252  0.998 - 1.032     8,425           --      0.60 - 1.30    10.15 - 10.97
                                      2004   8,370  0.906 - 0.930     7,722           --      0.60 - 1.30      8.50 - 9.28
                                      2003   7,500  0.835 - 0.851     6,345           --      0.60 - 1.30    32.75 - 33.81

LMPVET Appreciation                   2007   1,124  1.262 - 1.388     1,465         1.10      0.30 - 1.30      1.54 - 7.74
   Subaccount (Class I)               2006   1,072  1.179 - 1.227     1,298         1.23      0.60 - 1.30    13.26 - 14.14
                                      2005     975  1.041 - 1.075     1,036         0.87      0.60 - 1.30      2.97 - 3.66
                                      2004   1,023  1.011 - 1.037     1,053         1.26      0.60 - 1.30      7.44 - 8.13
                                      2003     792  0.941 - 0.959       755         0.84      0.60 - 1.30    23.01 - 23.74

LMPVET Dividend Strategy              2007     319  0.979 - 1.327       322         1.93      0.30 - 1.30    (0.82) - 5.77
   Subaccount                         2006     501  0.932 - 0.970       477         3.13      0.60 - 1.30    16.50 - 17.29
                                      2005     351  0.800 - 0.827       286         2.04      0.60 - 1.30  (1.60) - (0.84)
                                      2004     352  0.813 - 0.834       290         1.03      0.60 - 1.30      2.14 - 2.84
                                      2003     280  0.796 - 0.811       225         0.58      0.60 - 1.30    21.90 - 22.69

LMPVET Equity Index                   2007  18,174  1.074 - 1.371    20,729         1.53      0.30 - 1.30    (3.65) - 4.30
   Subaccount (Class II)              2006  20,533  1.037 - 1.094    22,155         1.38      0.60 - 1.30    13.58 - 14.44
                                      2005  21,799  0.913 - 0.956    20,541         1.24      0.60 - 1.30      2.93 - 3.58
                                      2004  23,266  0.887 - 0.923    21,188         1.39      0.60 - 1.30      8.83 - 9.62
                                      2003  22,712  0.815 - 0.842    18,912         1.09      0.60 - 1.30    25.97 - 27.00

LMPVET Fundamental Value              2007   9,640  1.247 - 1.345    12,500         1.51      0.30 - 1.30    (4.95) - 0.62
   Subaccount (Class I)               2006   3,009  1.247 - 1.298     3,856         1.49      0.60 - 1.30    15.25 - 16.10
                                      2005   4,826  1.082 - 1.118     5,331         0.95      0.60 - 1.30      3.44 - 4.19
                                      2004   4,907  1.046 - 1.073     5,218         0.70      0.60 - 1.30      6.84 - 7.52
                                      2003   4,424  0.979 - 0.998     4,385         0.69      0.60 - 1.30    36.73 - 37.85

                                               AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------  -----------------------------------------------
                                               UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3) TOTAL RETURN(4)
                                        UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO        LOWEST TO
                                       (000s)   HIGHEST ($)    ($000s)      RATIO (%)       HIGHEST (%)     HIGHEST (%)
                                       ------  -------------  ----------  -------------  ---------------- ---------------

LMPVET International All Cap     2007  4,509   1.415 - 1.731      6,983       0.92          0.30 - 1.30      4.89 - 6.07
   Opportunity Subaccount        2006  4,742   1.349 - 1.632      6,973       2.23          0.30 - 1.30    24.33 - 25.44
                                 2005  4,994   1.085 - 1.301      5,788       1.41          0.30 - 1.30    10.26 - 11.39
                                 2004  5,177   0.984 - 1.168      5,384       0.96          0.30 - 1.30    15.30 - 17.19
                                 2003  5,260   0.846 - 0.890      4,590       1.06          0.60 - 1.30    25.89 - 26.78

LMPVET Investors                 2007  5,053   1.416 - 2.074      9,231       1.23          0.30 - 1.30    (1.80) - 3.29
   Subaccount (Class I)          2006  1,887   1.896 - 2.008      3,717       1.61          0.60 - 1.30    16.75 - 17.50
                                 2005  2,164   1.624 - 1.709      3,635       1.21          0.60 - 1.30      5.18 - 5.95
                                 2004  2,314   1.544 - 1.613      3,681       1.49          0.60 - 1.30      8.89 - 9.65
                                 2003  2,322   1.418 - 1.471      3,375       1.49          0.60 - 1.30    30.69 - 31.57

LMPVET Large Cap Growth          2007  3,348   1.264 - 1.712      5,536       0.04          0.30 - 1.30      0.24 - 4.65
   Subaccount (Class I)          2006  3,765   1.543 - 1.636      6,004       0.15          0.60 - 1.30      3.28 - 4.01
                                 2005  4,313   1.494 - 1.573      6,637       0.13          0.60 - 1.30      3.82 - 4.59
                                 2004  4,539   1.439 - 1.504      6,709       0.35          0.60 - 1.30   (0.90) - (0.27)
                                 2003  4,607   1.452 - 1.508      6,846       0.02          0.60 - 1.30    45.64 - 46.69

LMPVET Small Cap Growth          2007  1,826   1.307 - 1.558      2,638         --          0.30 - 1.30    (2.50) - 9.34
   Subaccount (Class I)          2006  1,273   1.204 - 1.253      1,585         --          0.60 - 1.30    11.28 - 12.18
                                 2005  1,327   1.082 - 1.117      1,476         --          0.60 - 1.30      3.54 - 4.20
                                 2004  1,365   1.045 - 1.072      1,458         --          0.60 - 1.30    13.71 - 14.41
                                 2003  1,028   0.919 - 0.937        961         --          0.60 - 1.30    47.04 - 48.03

LMPVET Social Awareness          2007  5,189   1.403 - 2.036      9,434       1.33          0.30 - 1.30     9.42 - 10.56
   Stock Subaccount              2006  5,663   1.269 - 1.847      9,527       0.52          0.30 - 1.30      6.30 - 7.36
                                 2005  6,214   1.182 - 1.726      9,799       0.71          0.30 - 1.30      3.06 - 4.14
                                 2004  6,799   1.135 - 1.663     10,373       0.75          0.30 - 1.30     4.88 - 11.38
                                 2003  6,563   1.497 - 1.575     10,110       0.56          0.60 - 1.30    27.19 - 28.05

LMPVPI All Cap                   2007     --   2.212 - 2.347         --       0.29          0.60 - 1.30      5.03 - 5.25
   Subaccount (Class I) (a)      2006  4,696   2.106 - 2.230     10,303       1.29          0.60 - 1.30    16.61 - 17.43
                                 2005  6,217   1.806 - 1.899     11,623       0.87          0.60 - 1.30      2.67 - 3.43
                                 2004  6,589   1.759 - 1.836     11,938       0.56          0.60 - 1.30      6.93 - 7.62
                                 2003  6,152   1.645 - 1.706     10,378       0.28          0.60 - 1.30    37.20 - 38.25

LMPVPV Small Cap Growth          2007     --   1.368 - 1.427         --       0.02          0.60 - 1.30      6.79 - 7.05
   Opportunities Subaccount (a)  2006    676   1.281 - 1.333        893         --          0.60 - 1.30    11.49 - 12.30
                                 2005    717   1.149 - 1.187        846         --          0.60 - 1.30      3.51 - 4.21
                                 2004    630   1.110 - 1.139        716       0.09          0.60 - 1.30    14.08 - 14.93
                                 2003    455   0.973 - 0.991        450         --          0.60 - 1.30    40.20 - 41.17

LMPVET Capital and Income
   Subaccount (Class I) (b)      2007    470   1.281 - 1.547        704       1.30          0.30 - 1.30    (0.70) - 0.78

LMPVIT Adjustable Rate           2007    199   1.044 - 1.073        211       6.11          0.30 - 1.15    (1.01) - 0.75
   Income Subaccount             2006    105   1.042 - 1.061        111       8.49          0.60 - 1.15      2.96 - 3.51
                                 2005    103   1.012 - 1.025        106       4.00          0.60 - 1.15      0.90 - 1.79
                                 2004     20           1.007         21       3.12                 0.60             0.50
                                 2003      1           1.002          1       0.34                 0.60             0.20

                                                         AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                                 ---------------------------------  ------------------------------------------------
                                                         UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                  UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                 (000s)   HIGHEST ($)    ($000s)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                 ------  -------------  ----------  -------------  ----------------  ---------------

LMPVIT High Income                         2007   1,162  1.193 - 1.578      1,670        8.88         0.30 - 1.30      (0.95) - 0.00
   Subaccount                              2006   1,108  1.193 - 1.583      1,644        7.80         0.30 - 1.30       9.51 - 10.67
                                           2005   1,172  1.078 - 1.435      1,599        7.85         0.30 - 1.30        1.28 - 2.28
                                           2004   1,336  1.054 - 1.407      1,770        8.38         0.30 - 1.30        4.77 - 9.84
                                           2003   1,307  1.219 - 1.281      1,640        8.14         0.60 - 1.30      25.93 - 26.71

LMPVIT Money Market                        2007   5,039  1.122 - 1.397      6,266        4.78         0.30 - 1.30        3.53 - 4.57
   Subaccount                              2006   4,749  1.073 - 1.339      5,740        4.55         0.30 - 1.30        3.31 - 4.28
                                           2005   4,306  1.029 - 1.288      5,153        2.79         0.30 - 1.30        1.51 - 2.49
                                           2004   4,166  1.004 - 1.260      4,892        0.89         0.30 - 1.30      (0.42) - 0.40
                                           2003   4,222  1.194 - 1.257      5,177        0.66         0.60 - 1.30      (0.67) - 0.08

LMPVPI Total Return                        2007      --  1.446 - 1.535         --        0.84         0.60 - 1.30       2.99 - 3.16
   Subaccount (Class I) (a)                2006     530  1.404 - 1.488        767        2.20         0.60 - 1.30      11.08 - 11.88
                                           2005     536  1.264 - 1.330        697        1.99         0.60 - 1.30        2.02 - 2.70
                                           2004     557  1.239 - 1.295        707        1.70         0.60 - 1.30        7.37 - 8.10
                                           2003     652  1.154 - 1.198        768        1.77         0.60 - 1.30      14.37 - 15.30

LMPVPIII Large Cap Value                   2007      --  1.444 - 2.017         --        0.38         0.30 - 1.30        5.22 - 5.56
   Subaccount (a)                          2006   5,781  1.368 - 1.913     10,282        1.27         0.30 - 1.30      16.72 - 17.93
                                           2005   5,989  1.160 - 1.627      9,180        1.63         0.30 - 1.30        5.10 - 6.13
                                           2004   6,274  1.093 - 1.537      9,111        1.98         0.30 - 1.30        7.58 - 9.94
                                           2003   5,894  1.328 - 1.398      8,139        1.85         0.60 - 1.30      25.88 - 26.86

Lord Abbett Growth and Income              2007      --  1.359 - 1.387         --          --         0.60 - 1.30        4.06 - 4.23
   Subaccount (Class VC) (a)               2006   1,055  1.306 - 1.331      1,403        1.53         0.60 - 1.30      15.78 - 16.65
                                           2005     748  1.128 - 1.141        853        1.28         0.60 - 1.30        2.34 - 3.38
                                           2004     159  1.110 - 1.112        177        1.03         0.60 - 0.90      11.20 - 16.47

Lord Abbett Mid-Cap Value                  2007      --  1.516 - 1.548         --          --         0.60 - 1.30      10.33 - 10.57
   Subaccount (Class VC) (a)               2006     721  1.374 - 1.400      1,007        0.66         0.60 - 1.30      10.81 - 11.55
                                           2005     433  1.240 - 1.255        542        0.59         0.60 - 1.30       2.90 - 13.52
                                           2004     187  1.164 - 1.166        217        0.76         0.60 - 0.90      16.60 - 20.75

MIST Batterymarch Mid-Cap Stock            2007   7,204  1.427 - 2.609     12,755        0.33         0.30 - 1.30        4.71 - 5.70
   Subaccount (Class A)                    2006   7,325  1.350 - 2.475     14,120          --         0.30 - 1.30    (4.62) - (3.91)

MIST BlackRock High Yield                  2007   5,297  1.203 - 1.561      7,528        1.03         0.19 - 1.19      (2.48) - 2.16
   Subaccount (Class A)                    2006     342  1.453 - 1.528        515          --         0.60 - 1.15        5.75 - 6.11

MIST BlackRock Large-Cap Core

   Subaccount (Class E) (b)                2007   1,140  1.435 - 1.569      1,712          --          0.30 - 1.30     (2.36) - 0.59

MIST BlackRock Large-Cap Core              2007      --  1.433 - 1.522         --        0.68          0.60 - 1.30       4.98 - 5.26
   Subaccount (Class A) (a)                2006   1,113  1.365 - 1.446      1,581          --          0.60 - 1.30       6.06 - 6.56

MIST Dreman Small-Cap Value                2007     180  1.083 - 1.100        197          --          0.30 - 1.15    9.61) - (1.53)
   Subaccount (Class A)                    2006     101  1.107 - 1.111        112        1.07          0.60 - 1.15      7.24 - 18.86

MIST Harris Oakmark International          2007   2,491  1.392 - 1.599      3,670        0.92          0.29 - 1.29   (8.10) - (1.45)
   Subaccount (Class A)                    2006   2,305  1.422 - 1.519      3,428          --          0.56 - 1.26     10.40 - 10.96

MIST Janus Forty                           2007  44,720  1.884 - 3.094     99,225        0.17          0.30 - 1.30     28.82 - 30.11
   Subaccount (Class A)                    2006  46,378  1.448 - 2.386     81,369          --          0.30 - 1.30       2.73 - 3.35

                                                   AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                           ---------------------------------  --------------------------------------------------
                                                   UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                            UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                           (000s)   HIGHEST ($)    ($000s)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           ------  -------------  ----------  -------------  ----------------  -----------------

MIST Lazard Mid-Cap
   Subaccount (Clas sB) (b)          2007      21  1.089 - 1.111         23          --        0.30 - 1.15     (13.74) - (11.76)

MIST Legg Mason Partners Managed     2007  14,502  1.306 - 2.292     28,272        2.53        0.30 - 1.30           4.96 - 6.01
   Assets Subaccount (Class A)       2006  17,847  1.232 - 2.168     34,283          --        0.30 - 1.30           5.88 - 6.67

MIST Loomis Sayles Global Markets
   Subaccount (Class A) (b)          2007   8,000  1.849 - 3.253     16,285          --        0.30 - 1.30         19.66 - 20.46

MIST Lord Abbett Bond Debenture      2007   1,102  1.259 - 1.776      1,547        5.37        0.30 - 1.30           2.61 - 6.16
   Subaccount (Class A)              2006     658  1.589 - 1.673      1,098          --        0.60 - 1.30           4.44 - 5.55

MIST Lord Abbett Growth and Income   2007   7,552  1.108 - 1.127      8,471        0.80        0.05 - 1.05           1.99 - 3.32
   Subaccount (Class B)              2006   6,815  1.080 - 1.085      7,387          --        0.35 - 1.05           7.89 - 8.39

MIST Lord Abbett Mid-Cap Value
   Subaccount (Class B) (b)          2007   1,073  1.365 - 1.401      1,497          --        0.30 - 1.30      (11.39) - (9.50)

MIST Met/AIM Capital Appreciation    2007   1,678  1.090 - 1.452      1,908        0.09        0.30 - 1.30          0.76 - 11.20
   Subaccount (Class A)              2006   2,078  0.987 - 1.027      2,105        0.18        0.60 - 1.30       (1.00) - (0.58)

MIST Met/AIM Small Cap Growth        2007     113  1.299 - 1.327        148          --        0.30 - 1.15        (3.91) - 10.77
   Subaccount (Class A)              2006      70  1.180 - 1.189         83          --        0.60 - 1.15        (0.08) - 14.34

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)          2007     991  2.726 - 4.094      3,787          --        0.30 - 1.30         14.39 - 26.05

MIST MFS Research International
   Subaccount (Class B) (b)          2007   2,155  1.607 - 1.902      3,746          --        0.30 - 1.30         (0.26) - 5.18

MIST MFS Value                       2007   3,280  1.501 - 1.540      4,977          --        0.30 - 1.30         (2.29) - 6.94
   Subaccount (Class A)              2006   2,524  1.413 - 1.440      3,592        1.46        0.60 - 1.30         10.74 - 11.28

MIST Neuberger Berman Real Estate    2007   5,501  1.028 - 1.046      5,707        1.15        0.30 - 1.30     (15.94) - (15.03)
   Subaccount (Class A)              2006   5,906  1.223 - 1.231      7,245          --        0.30 - 1.30         21.93 - 24.09

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)          2007     393  1.083 - 1.104        433          --        0.30 - 1.15           1.69 - 9.85

MIST Pioneer Fund                    2007   2,142  1.419 - 1.698      3,370        0.87        0.30 - 1.30           3.63 - 4.65
   Subaccount (Class A)              2006   2,251  1.356 - 1.627      3,438          --        0.30 - 1.30           7.75 - 8.48

MIST Pioneer Mid-Cap Value           2007      --  1.239 - 1.250          --       0.39        0.60 - 1.15         10.63 - 10.72
   Subaccount (Class A) (a)          2006      12  1.120 - 1.129         13        0.28        0.60 - 1.15           0.27 - 7.25

MIST Pioneer Strategic Income        2007   2,882  1.241 - 1.794      4,546        0.68        0.30 - 1.30           5.20 - 6.25
   Subaccount (Class A)              2006   2,400  1.168 - 1.692      3,654        4.84        0.30 - 1.30           3.82 - 4.57

MIST Third Avenue Small Cap Value    2007   4,236  1.269 - 1.320      5,492        0.19        0.30 - 1.30      (10.51) - (3.56)
   Subaccount (Class B)              2006     483  1.325 - 1.350        650          --        0.60 - 1.30           2.16 - 2.27

                                                    AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  ------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                               UNITS    LOWEST TO     NET ASSETS      INCOME         LOWEST TO        LOWEST TO
                                              (000s)    HIGHEST ($)    ($000s)       RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                              ------  -------------  -----------  -------------  ----------------  ---------------
MetLife Investment Diversified Bond     2007      --  1.115 - 1.830         --          5.00        0.30 - 1.30        3.17 - 4.11
   Subaccount (Class I) (c)             2006  64,342  1.071 - 1.762    102,184          4.03        0.30 - 1.30        3.01 - 3.98
                                        2005  71,473  1.030 - 1.700    110,850          3.26        0.30 - 1.30        0.76 - 1.78
                                        2004  73,042  1.012 - 1.675    112,389          3.36        0.30 - 1.30        1.30 - 4.04
                                        2003  67,200  1.531 - 1.610    106,132          4.10        0.60 - 1.30        4.22 - 4.95

MetLife Investment International Stock  2007      --  1.799 - 2.159         --          2.38        0.30 - 1.30        7.30 - 8.18
   Subaccount (Class I) (c)             2006  42,633  1.663 - 2.000     79,773          1.84        0.30 - 1.30      24.88 - 26.18
                                        2005  51,537  1.318 - 1.591     77,609          1.31        0.30 - 1.30      13.13 - 14.31
                                        2004  57,242  1.153 - 1.396     75,908          1.35        0.30 - 1.30      13.43 - 14.15
                                        2003  61,503  1.162 - 1.223     73,769          0.78        0.60 - 1.30      28.40 - 29.28

MetLife Investment Large Company        2007      --  1.396 - 1.521         --          1.16        0.30 - 1.30        4.45 - 5.28
   Stock Subaccount (Class I) (c)       2006  78,281  1.326 - 1.448    108,794          0.96        0.30 - 1.30      11.13 - 12.28
                                        2005  91,760  1.181 - 1.294    114,392          1.11        0.30 - 1.30        5.30 - 6.30
                                        2004  97,505  1.111 - 1.221    114,889          0.84        0.30 - 1.30        8.58 - 9.41
                                        2003  100,11  1.061 - 1.116    109,591          0.71        0.60 - 1.30      26.46 - 27.40

MetLife Investment Small Company        2007      --  1.432 - 1.916         --          0.27        0.30 - 1.30      (0.11) - 0.77
   Stock Subaccount (Class I) (c)       2006  34,199  1.421 - 1.907     58,502          0.13        0.30 - 1.30      12.20 - 13.32
                                        2005  39,638  1.254 - 1.688     60,956          0.11        0.30 - 1.30        5.89 - 6.91
                                        2004  42,854  1.173 - 1.583     62,036          0.11        0.30 - 1.30      13.44 - 14.21
                                        2003  43,585  1.317 - 1.386     59,272          0.13        0.60 - 1.30      41.16 - 42.30

MSF BlackRock Aggressive Growth         2007  3,799   1.509 - 1.641      6,059            --        0.30 - 1.30       4.94 - 19.69
   Subaccount (Class D)                 2006  4,386   1.294 - 1.371      5,876            --        0.60 - 1.30    (2.19) - (1.72)

MSF BlackRock Bond Income               2007  3,930   1.129 - 1.597      5,499          3.29        0.30 - 1.30        4.94 - 6.01
   Subaccount (Class A)                 2006  3,841   1.065 - 1.512      5,166            --        0.30 - 1.30        4.11 - 4.82

MSF BlackRock Diversified
   Subaccount (Class A) (b)             2007  7,564   1.244 - 1.889      9,865            --        0.30 - 1.30        0.58 - 1.22

MSF BlackRock Money Market              2007  13,265  1.127 - 1.298     16,813          4.95        0.30 - 1.30        2.18 - 4.42
   Subaccount (Class A)                 2006  16,266  1.173 - 1.243     19,869          3.30        0.60 - 1.30        2.45 - 2.90

MSF Capital Guardian U.S. Equity
   Subaccount (Class A) (b)             2007     572  1.089 - 1.108        629            --        0.30 - 1.30    (6.12) - (5.38)

MSF FI Large Cap                        2007  31,989  1.309 - 1.476     44,382          0.17        0.30 - 1.30        2.62 - 3.64
   Subaccount (Class A)                 2006  36,504  1.263 - 1.429     49,257            --        0.30 - 1.30        1.52 - 2.27

MSF FI Value Leaders                    2007   9,368  1.302 - 1.777     15,756          0.86        0.30 - 1.30      (5.58) - 3.43
   Subaccount (Class D)                 2006  10,589  1.608 - 1.718     17,797            --        0.60 - 1.30        2.81 - 3.31

MSF Lehman Brothers Aggregate Bond
   Index Subaccount (Class A) (d)       2007  16,885  1.131 - 1.855     27,539            --        0.30 - 1.30        1.30 - 1.43

MSF MetLife Aggressive Allocation       2007  16,089  1.118 - 1.140     18,243          0.01        0.30 - 1.30      (1.75) - 2.98
   Subaccount (Class B)                 2006    204   1.097 - 1.107        225          0.01        0.30 - 1.30       7.06 - 11.47

MSF MetLife Conservative Allocation     2007   1,355  1.095 - 1.116      1,496            --        0.30 - 1.30        4.19 - 5.28
   Subaccount (Class B)                 2006      74  1.051 - 1.060         78          0.03        0.30 - 1.30        4.37 - 5.72

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  -------------  ----------------  ---------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS    LOWEST TO     NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  ----------- -------------  ----------------  ---------------
MSF MetLife Conservative to Moderate      2007  11,982   1.105-1.127     13,360          --           0.30-1.30           1.74-4.55
   Allocation Subaccount (Class B)        2006     591   1.069-1.078        635        2.06           0.30-1.30           6.00-7.30

MSF MetLife Moderate Allocation           2007  78,502   1.118-1.139     88,544          --           0.30-1.30           2.95-4.02
   Subaccount (Class B)                   2006     988   1.086-1.095      1,077        0.75           0.30-1.30          2.45-10.53

MSF MetLife Moderate to Aggressive        2007  86,751   1.131-1.152     99,161          --           0.30-1.30         (3.31)-3.50
   Allocation Subaccount (Class B)        2006   1,003   1.103-1.113      1,112        0.01           0.30-1.30          7.58-12.69

MSF MetLife Stock Index
   Subaccount (Class A) (b)               2007  33,674   1.388-2.319     59,531          --           0.28-1.28         (1.43)-1.20

MSF MFS Total Return                      2007  20,036   1.284-2.348     39,307        2.01           0.30-1.30           2.84-3.88
   Subaccount (Class F)                   2006  18,082   1.236-2.268     38,248          --           0.30-1.30           7.10-7.85

MSF Morgan Stanley EAFE Index
   Subaccount (Class A) (d)               2007  17,425   1.776-2.130     34,175          --           0.30-1.30       (1.45)-(1.28)

MSF Oppenheimer Global Equity             2007  23,200   1.108-1.127     26,084        1.13           0.30-1.30           5.02-6.12
   Subaccount (Class A)                   2006  24,272   1.055-1.062     25,736          --           0.29-1.29           5.92-6.63

MSF Oppenheimer Global Equity             2007   5,863   1.104-1.123      6,535        0.85           0.30-1.30           4.84-5.94
   Subaccount (Class B)                   2006   4,896   1.053-1.060      5,173          --           0.29-1.29          5.72-11.23

MSF Russell2000 Index
   Subaccount (Class A) (d)               2007  16,427   1.423-1.904     27,180          --           0.30-1.30       (0.73)-(0.63)

MSF Western Asset Management High         2007      --   1.220-2.385         --        10.41          0.30-1.30           3.94-4.27
   Yield Bond Subaccount (Class A) (a)    2006   3,735   1.170-2.290      7,164          --           0.30-1.30           6.44-7.14

MSF Western Asset Management              2007   5,263   1.113-1.896      8,208        2.84           0.15-1.15           3.12-4.21
   U.S. Government Subaccount (Class A)   2006   5,627   1.068-1.825      8,784          --           0.15-1.15           3.72-4.40

PIMCO VIT Real Return                     2007      --   1.020-1.025         --        1.55           0.60-0.90           2.20-2.40
   Subaccount (Administrative Class) (a)  2006     238   0.998-1.001        238        4.50           0.60-0.90         (0.20)-0.10
                                          2005      14         1.000         14        0.82           0.60-0.90           0.00-0.30

PIMCO VIT Total Return                    2007   4,359   1.162-1.420      5,787        4.80           0.30-1.30           7.37-8.50
   Subaccount (Administrative Class)      2006   4,683   1.262-1.313      6,097        4.42           0.60-1.30           2.52-3.22
                                          2005   4,242   1.231-1.272      5,354        3.42           0.60-1.30           1.07-1.84
                                          2004   4,033   1.218-1.249      5,008        1.89           0.60-1.30           3.57-4.26
                                          2003   3,563   1.176-1.198      4,252        2.83           0.60-1.30           3.70-4.36

Putnam VT Discovery Growth                2007     109   0.980-1.504        112          --           0.30-1.30         (2.59)-9.72
   Subaccount (Class IB)                  2006     108   0.900-0.936        100          --           0.60-1.30          9.62-10.38
                                          2005     134   0.821-0.848        112          --           0.60-1.30           5.94-6.53
                                          2004     142   0.775-0.796        112          --           0.60-1.30           6.16-7.09
                                          2003     120   0.730-0.744         89          --           0.60-1.30         30.36-31.22

Putnam VT International Equity            2007      --   1.535-1.601         --        2.96           0.60-1.30           8.33-8.62
   Subaccount (Class IB) (a)              2006   2,199   1.417-1.474      3,221        0.59           0.60-1.30         26.07-26.96
                                          2005   2,122   1.124-1.161      2,450        1.41           0.60-1.30         10.74-11.53
                                          2004   2,037   1.015-1.041      2,112        1.54           0.60-1.30         14.69-15.54
                                          2003   1,973   0.885-0.901      1,773        0.76           0.60-1.30         26.97-27.80

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------  ------------------------------------------------
                                                      UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                              UNITS     LOWEST TO    NET ASSETS      INCOME         LOWEST TO        LOWEST TO
                                              (000s)   HIGHEST ($)    ($000s)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                              ------  -------------  ----------  -------------  ----------------  ---------------
Putnam VT Small Cap Value               2007      --   2.114-2.205        --          0.55          0.60-1.30          6.88-7.14
   Subaccount (Class IB) (a)            2006   3,063   1.978-2.058     6,253          0.31          0.60-1.30        15.81-16.60
                                        2005   2,873   1.708-1.765     5,041          0.17          0.60-1.30          5.63-6.39
                                        2004   2,899   1.617-1.659     4,789          0.34          0.60-1.30        24.58-25.49
                                        2003   2,145   1.298-1.322     2,828          0.30          0.60-1.30        47.67-48.71

Van Kampen LIT Comstock                 2007     936   1.308-1.702     1,536          1.45          0.30-1.30      (8.79)-(2.91)
   Subaccount (Class II)                2006     719   1.709-1.753     1,250          1.10          0.60-1.30        14.54-15.33
                                        2005     448   1.492-1.520       675          0.82          0.60-1.30          2.75-3.47
                                        2004     307   1.452-1.469       448          0.49          0.60-1.30        12.70-16.77
                                        2003     124   1.256-1.258       155            --          0.60-0.90         9.12-25.80

Van Kampen LIT Enterprise               2007      90   1.000-1.420        97          0.17          0.30-1.30         0.00-11.73
   Subaccount (Class II)                2006     133   0.901-0.938       122          0.17          0.60-1.30          5.38-6.11
                                        2005     119   0.855-0.884       103          0.43          0.60-1.30          6.48-7.28
                                        2004     135   0.803-0.824       109          0.13          0.60-1.30          2.42-3.13
                                        2003     123   0.784-0.799        97          0.24          0.60-1.30        11.57-25.04

Van Kampen LIT Strategic Growth         2007     652   0.887-1.434       612            --          0.30-1.30         5.60-15.96
   Subaccount (Class II)                2006     764   0.771-0.802       605            --          0.60-1.30          1.31-2.04
                                        2005     652   0.761-0.786       506          0.01          0.60-1.30          6.28-6.94
                                        2004     610   0.716-0.735       444            --          0.60-1.30          5.45-6.21
                                        2003     629   0.679-0.692       433            --          0.60-1.30         5.54-26.28

Wells Fargo VT Advantage Small/Mid Cap  2007     705   1.584-2.219     1,388          0.02          0.30-1.30      (9.07)-(1.29)
   Value Subaccount                     2006     664   2.121-2.248     1,465            --          0.60-1.30        14.22-15.05
                                        2005     769   1.857-1.954     1,478          0.36          0.60-1.30        14.98-15.83
                                        2004     757   1.615-1.687     1,260            --          0.60-1.30        15.27-16.02
                                        2003     792   1.401-1.454     1,138          0.11          0.60-1.30        36.68-37.56

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period April 30, 2007 to December 31, 2007.

(b)  For the period January 1, 2007 to April 27, 2007.

(c) For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                     AMERICAN FUNDS         AMERICAN FUNDS
                           AIM V.I. CORE EQUITY      GLOBAL GROWTH          GROWTH-INCOME
                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                (SERIES I)             (CLASS 2)              (CLASS 2)
                           --------------------  ---------------------  ---------------------
                           2007 (a)     2006        2007       2006        2007        2006
                           --------   -------    ----------  ---------  ----------  ---------
Accumulation and
   annuity units
   beginning of year        664,543        --     2,043,472    850,892   3,420,411  2,008,446
Accumulation units issued
   and transferred from
   other funding options     31,123   745,448     3,291,030  1,438,445   4,747,836  1,770,662
Accumulation units
   redeemed and
   transferred to other
   funding options         (695,666)  (80,905)   (1,754,734)  (245,865) (2,775,962)  (358,697)
Annuity units                    --        --            --         --          --         --
                           --------   -------    ----------   --------  ----------  ---------
Accumulation and annuity
   units end of year             --   664,543     3,579,768  2,043,472   5,392,285  3,420,411
                           ========   =======    ==========  =========  ==========  =========

                                                                                   DREYFUS VIF
                             DREYFUS STOCK INDEX    DREYFUS VIF APPRECIATION    DEVELOPING LEADERS
                                  SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                               (INITIAL SHARES)         (INITIAL SHARES)         (INITIAL SHARES)
                           -----------------------  ------------------------  ----------------------
                             2007 (a)     2006         2007          2006        2007        2006
                           -----------  ----------  ----------   -----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        17,287,408  19,099,620  12,217,832    13,702,956   9,125,148  10,026,210
Accumulation units issued
   and transferred from
   other funding options       627,540   2,243,111     931,408     1,249,878   2,437,919   1,790,748
Accumulation units
   redeemed and
   transferred to other
   funding options         (17,914,948) (4,055,323) (2,456,295)   (2,735,002) (2,908,093) (2,691,810)
Annuity units                       --          --          --            --          --          --
                           -----------  ----------  ----------    ----------  ----------  ----------
Accumulation and annuity
   units end of year                --  17,287,408  10,692,945    12,217,832   8,654,974   9,125,148
                           ===========  ==========  ==========    ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                              DELAWARE VIP
                           AMERICAN FUNDS GROWTH  CREDIT SUISSE TRUST       SMALL CAP VALUE
                                 SUBACCOUNT         EMERGING MARKETS          SUBACCOUNT
                                  (CLASS 2)            SUBACCOUNT          (STANDARD CLASS)
                           ---------------------  --------------------  ----------------------
                              2007        2006     2007 (a)     2006       2007       2006
                           ----------  ---------  ----------  --------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        5,723,132  2,122,114     994,696   867,834   3,467,495   3,642,566
Accumulation units issued
   and transferred from
   other funding options    5,117,832  4,311,746      85,727   581,052   3,222,628   1,478,359
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,435,323)  (710,728) (1,080,423) (454,190) (2,159,226) (1,653,430)
Annuity units                      --         --          --        --          --          --
                           ----------  ---------  ----------  --------  ----------  ----------
Accumulation and annuity
   units end of year        7,405,641  5,723,132          --   994,696   4,530,897   3,467,495
                           ==========  =========  ==========  ========  ==========  ==========

                             FIDELITY VIP ASSET         FIDELITY VIP       FIDELITY VIP DYNAMIC
                                 MANAGER SM              CONTRAFUND        CAPITAL APPRECIATION
                                 SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                              (INITIAL CLASS)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                           ----------------------  ----------------------  --------------------
                            2007 (a)     2006         2007        2006       2007        2006
                           ----------  ----------  ----------  ----------  --------     -------
Accumulation and
   annuity units
   beginning of year        8,383,604  10,175,025  11,054,450   9,482,169   265,641     171,670
Accumulation units issued
   and transferred from
   other funding options      125,405     610,896   8,267,721   3,790,219   105,488     157,497
Accumulation units
   redeemed and
   transferred to other
   funding options         (8,509,009) (2,402,317) (7,079,679) (2,217,938) (181,986)    (63,526)
Annuity units                      --          --          --          --        --          --
                           ----------  ----------  ----------  ----------  --------     -------
Accumulation and annuity
   units end of year               --   8,383,604  12,242,492  11,054,450   189,143     265,641
                           ==========  ==========  ==========  ==========  ========     =======

                                 FIDELITY VIP                                  FIDELITY VIP
                                EQUITY-INCOME        FIDELITY VIP GROWTH       HIGH INCOME
                                  SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                               (INITIAL CLASS)         (INITIAL CLASS)        (INITIAL CLASS)
                           ----------------------  ----------------------  --------------------
                               2007       2006        2007        2006       2007        2006
                           ----------- ----------  ----------  ----------  ---------  ---------
Accumulation and
   annuity units
   beginning of year       18,035,127  20,908,436  23,978,879  29,108,981  2,450,597  2,504,492
Accumulation units issued
   and transferred from
   other funding options    1,652,218   1,894,990   2,401,986   2,125,637    358,607    451,064
Accumulation units
   redeemed and
   transferred to other
   funding options         (2,497,669) (4,768,299) (3,619,374) (7,255,739)  (480,505)  (504,959)
Annuity units                      --          --          --          --         --         --
                           ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and annuity
   units end of year       17,189,676  18,035,127  22,761,491  23,978,879  2,328,699  2,450,597
                           ==========  ==========  ==========  ==========  =========  =========

                              FTVIPT TEMPLETON         JANUS ASPEN           JANUS ASPEN
                             FOREIGN SECURITIES      MID CAP GROWTH        WORLDWIDE GROWTH
                                 SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                 (CLASS 2)          (SERVICE SHARES)        (SERVICE SHARES)
                           ---------------------  --------------------  ---------------------
                              2007        2006       2007      2006        2007        2006
                           ----------  ---------  ---------  ---------   ---------  ---------
Accumulation and
   annuity units
   beginning of year        1,565,811    942,962  1,354,612  1,266,405   2,117,662  2,186,224
Accumulation units issued
   and transferred from
   other funding options    1,373,420  1,039,052    894,677    356,238     840,645    449,073
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,067,159)  (416,203)  (760,476)  (268,031) (1,347,198)  (517,635)
Annuity units                      --         --         --         --          --         --
                           ----------  ---------  ---------  ---------   ---------  ---------
Accumulation and annuity
   units end of year        1,872,072  1,565,811  1,488,813  1,354,612   1,611,109  2,117,662
                           ==========  =========  =========  =========   =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                       FTVIP TEMPLETON            FTVIPT TEMPLETON
                            FIDELITY VIP MID CAP   GLOBAL ASSET ALLOCATION  DEVELOPING MARKETS SECURITIES
                                 SUBACCOUNT              SUBACCOUNT                   SUBACCOUNT
                              (SERVICE CLASS 2)           (CLASS 1)                   (CLASS 2)
                           ----------------------  -----------------------  -----------------------------
                              2007        2006       2007 (a)      2006             2007       2006
                           ----------  ----------  ----------   ----------       ---------   --------
Accumulation and
   annuity units
   beginning of year        9,527,909   8,426,888   7,649,950    7,345,911         836,471    429,632
Accumulation units issued
   and transferred from
   other funding options    9,021,223   3,640,560     765,875    1,765,211         951,200    849,189
Accumulation units
   redeemed and
   transferred to other
   funding options         (7,140,732) (2,539,539) (8,415,825)  (1,461,172)       (623,668)  (442,350)
Annuity units                      --          --          --           --              --         --
                           ----------  ----------  ----------   ----------       ---------   --------
Accumulation and annuity
   units end of year       11,408,400   9,527,909          --    7,649,950       1,164,003    836,471
                           ==========  ==========  ==========   ==========       =========   ========

                                  LMPIS                LMPVET
                           PREMIER SELECTIONS    AGGRESSIVE GROWTH      LMPVET APPRECIATION
                             ALL CAP GROWTH         SUBACCOUNT              SUBACCOUNT
                               SUBACCOUNT             (CLASS 1)              (CLASS I)
                           ------------------  ----------------------  --------------------
                           2007 (a)    2006       2007       2006         2007       2006
                           -------    -------  ----------  ----------  ---------  ---------
Accumulation and
   annuity units
   beginning of year        90,598     94,490   8,179,811   8,251,745  1,071,680    974,716
Accumulation units issued
   and transferred from
   other funding options     4,474     15,102   2,141,939   3,418,723    209,137    256,438
Accumulation units
   redeemed and
   transferred to other
   funding options         (95,072)   (18,994) (3,154,717) (3,490,657)  (156,677)  (159,474)
Annuity units                   --         --          --          --         --         --
                           -------    -------  ----------  ----------  ---------  ---------
Accumulation and annuity
   units end of year            --     90,598   7,167,033   8,179,811  1,124,140  1,071,680
                           =======    =======  ==========  ==========  =========  =========

                                                                              LMPVET
                                 LMPVET        LMPVET EQUITY INDEX       FUNDAMENTAL VALUE
                           DIVIDEND STRATEGY        SUBACCOUNT              SUBACCOUNT
                               SUBACCOUNT           (CLASS II)               (CLASS I)
                           -----------------  ----------------------  ----------------------
                             2007      2006      2007        2006        2007        2006
                           --------  -------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        501,006  350,853  20,533,120  21,798,905   3,009,198   4,825,915
Accumulation units issued
   and transferred from
   other funding options     75,145  231,032   3,618,202   4,956,376  10,542,289     443,069
Accumulation units
   redeemed and
   transferred to other
   funding options         (257,467) (80,879) (5,977,631) (6,222,161) (3,911,774) (2,259,786)
Annuity units                    --       --          --          --          --          --
                           --------  -------  ----------  ----------  ----------  ----------
Accumulation and annuity
   units end of year        318,684  501,006  18,173,691  20,533,120   9,639,713   3,009,198
                           ========  =======  ==========  ==========  ==========  ==========

                                   LMPVET
                              SMALL CAP GROWTH         LMPVET SOCIAL          LMPVPI ALL CAP
                                 SUBACCOUNT           AWARENESS STOCK           SUBACCOUNT
                                 (CLASS I)               SUBACCOUNT              (CLASS I)
                           ---------------------  ----------------------  ----------------------
                              2007       2006        2007        2006      2007 (a)      2006
                           ----------  ---------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year        1,273,010  1,326,780   5,662,848   6,214,443   4,695,934   6,216,621
Accumulation units issued
   and transferred from
   other funding options    2,191,776    371,183     726,042     590,320     164,660     662,712
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,638,628)  (424,953) (1,199,521) (1,141,915) (4,860,594) (2,183,399)
Annuity units                      --         --          --          --          --          --
                           ----------  ---------  ----------  ----------  ----------  ----------
Accumulation and annuity
   units end of year        1,826,158  1,273,010   5,189,369   5,662,848          --   4,695,934
                           ==========  =========  ==========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                    LMPVET                                        LMPVET
                            INTERNATIONAL ALL CAP     LMPVET INVESTORS       LARGE CAP GROWTH
                                 OPPORTUNITY             SUBACCOUNT             SUBACCOUNT
                                  SUBACCOUNT             (CLASS I)               (CLASS I)
                           ----------------------  ---------------------  ---------------------
                              2007        2006        2007        2006       2007       2006
                           ----------  ----------  ----------  ---------  ---------  ----------
Accumulation and
   annuity units
   beginning of year        4,741,654   4,993,671   1,886,857  2,163,986  3,764,992   4,312,869
Accumulation units issued
   and transferred from
   other funding options      818,406   1,045,614   6,408,736    251,191    461,765     469,607
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,051,507) (1,297,631) (3,242,394)  (528,320)  (878,751) (1,017,484)
Annuity units                      --          --          --         --         --          --
                           ----------  ----------  ----------  ---------  ---------  ----------
Accumulation and annuity
   units end of year        4,508,553   4,741,654   5,053,199  1,886,857  3,348,006   3,764,992
                           ==========  ==========  ==========  =========  =========  ==========

                                  LMPVPV               LMPVET
                             SMALL CAP GROWTH    CAPITAL AND INCOME  LMPVIT ADJUSTABLE
                               OPPORTUNITIES         SUBACCOUNT         RATE INCOME
                                SUBACCOUNT            (CLASS I)          SUBACCOUNT
                           --------------------  ------------------  -----------------
                            2007 (a)     2006    2007 (b)    2006      2007      2006
                           ---------  ---------  --------  --------  --------  -------
Accumulation and
   annuity units
   beginning of year        675,508    716,870         --     --     105,417   103,204
Accumulation units issued
   and transferred from
   other funding options     56,831    327,672    617,665     --     176,222    91,111
Accumulation units
   redeemed and
   transferred to other
   funding options         (732,339)  (369,034)  (147,671)    --     (82,718)  (88,898)
Annuity units                    --         --         --     --          --        --
                           --------   --------   --------    ---     -------   -------
Accumulation and annuity
   units end of year             --    675,508    469,994     --     198,921   105,417
                           ========   ========   ========    ===     =======   =======

                                                                           LMPVPI TOTAL RETURN
                            LMPVIT HIGH INCOME      LMPVIT MONEY MARKET         SUBACCOUNT
                                SUBACCOUNT              SUBACCOUNT               (CLASS I)
                           --------------------  ---------------------------------------------
                              2007       2006        2007         2006     2007 (a)   2006
                           ---------  ---------  ----------   ----------   --------  -------
Accumulation and
   annuity units
   beginning of year       1,108,176  1,172,372   4,748,611    4,305,989   529,776   536,447
Accumulation units issued
   and transferred from
   other funding options     319,860    325,328   3,786,939    3,101,659    18,660    39,933
Accumulation units
   redeemed and
   transferred to other
   funding options          (266,477)  (389,524) (3,496,543)  (2,659,037) (548,436)  (46,604)
Annuity units                     --         --          --           --        --        --
                           ---------  ---------  ----------   ----------  --------   -------
Accumulation and annuity
   units end of year       1,161,559  1,108,176   5,039,007    4,748,611        --   529,776
                           =========  =========  ==========   ==========  ========   =======

                               MIST BATTERYMARCH                                 MIST BLACKROCK
                                 MID-CAP STOCK       MIST BLACKROCK HIGH YIELD   LARGE-CAP CORE
                                   SUBACCOUNT                SUBACCOUNT            SUBACCOUNT
                                   (CLASS A)                 (CLASS A)             (CLASS E)
                           ------------------------  -------------------------  ---------------
                               2007         2006         2007          2006      2007 (b)  2006
                           -----------  -----------  -----------  ------------  ---------  ----
Accumulation and
   annuity units
   beginning of year        7,324,873           --      342,032           --           --   --
Accumulation units issued
   and transferred from
   other funding options    3,069,576    9,363,039    6,467,100      509,083    1,391,863   --
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,190,455)  (2,038,166)  (1,511,782)    (167,051)    (251,816)  --
Annuity units                      --           --           --           --           --   --
                           ----------   ----------   ----------     --------    ---------  ---
Accumulation and annuity
   units end of year        7,203,994    7,324,873    5,297,350      342,032    1,140,047   --
                           ==========   ==========   ==========     ========    =========  ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                     LORD ABBETT GROWTH AND INCOME  LORD ABBETT MID-CAP VALUE
                           LMPVPIII LARGE CAP VALUE           SUBACCOUNT                    SUBACCOUNT
                                  SUBACCOUNT                  (CLASS VC)                    (CLASS VC)
                           ------------------------  -----------------------------  -------------------------
                             2007 (a)       2006        2007 (a)         2006         2007 (a)       2006
                           -----------  -----------  -------------  --------------  ------------  -----------
Accumulation and
   annuity units
   beginning of year        5,780,521    5,989,324     1,055,050         747,813       720,989      432,571
Accumulation units issued
   and transferred from
   other funding options      111,691      893,866       151,643         493,645        65,139      391,621
Accumulation units
   redeemed and
   transferred to other
   funding options         (5,892,212)  (1,102,669)   (1,206,693)       (186,408)     (786,128)    (103,203)
Annuity units                      --           --            --              --            --           --
                           ----------   ----------    ----------       ---------      --------     --------
Accumulation and annuity
   units end of year               --    5,780,521            --       1,055,050            --      720,989
                           ==========   ==========    ==========       =========      ========     ========

                               MIST BLACKROCK                                     MIST HARRIS OAKMARK
                               LARGE-CAP CORE      MIST DREMAN SMALL-CAP VALUE       INTERNATIONAL
                                 SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                 (CLASS A)                 (CLASS A)                   (CLASS A)
                           ----------------------  ---------------------------  ----------------------
                             2007 (a)      2006         2007          2006          2007        2006
                           -----------  ---------  -------------  ------------  -----------  ---------
Accumulation and
   annuity units
   beginning of year        1,113,304          --     101,206            --      2,305,092          --
Accumulation units issued
   and transferred from
   other funding options      124,964   1,285,389     171,530       102,796      1,537,417   3,024,977
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,238,268)   (172,085)    (93,105)       (1,590)    (1,351,682)   (719,885)
Annuity units                      --          --          --            --             --          --
                           ----------   ---------     -------       -------     ----------   ---------
Accumulation and annuity
   units end of year               --   1,113,304     179,631       101,206      2,490,827   2,305,092
                           ==========   =========     =======       =======     ==========   =========

                                                                             MIST LEGG MASON
                               MIST JANUS FORTY     MIST LAZARD MID-CAP  PARTNERS MANAGED ASSETS
                                  SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                  (CLASS A)               (CLASS B)              (CLASS A)
                           -----------------------  -------------------  -----------------------
                              2007         2006        2007 (b)  2006       2007         2006
                           ----------  -----------     --------  ----    ----------  ----------
Accumulation and
   annuity units
   beginning of year       46,378,462           --          --     --    17,847,450          --
Accumulation units issued
   and transferred from
   other funding options    7,132,665   59,607,078      21,171     --     1,783,153  21,329,037
Accumulation units
   redeemed and
   transferred to other
   funding options         (8,791,003) (13,228,616)       (129)    --    (5,128,465) (3,481,587)
Annuity units                      --           --          --     --            --          --
                           ----------  -----------      ------    ---    ----------  ----------
Accumulation and annuity
   units end of year       44,720,124   46,378,462      21,042     --    14,502,138  17,847,450
                           ==========  ===========      ======    ===    ==========  ==========

                           MIST LORD ABBETT      MIST MET/AIM        MIST MET/AIM
                             MID-CAP VALUE   CAPITAL APPRECIATION  SMALL CAP GROWTH
                              SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                               (CLASS B)           (CLASS A)           (CLASS A)
                           ----------------  --------------------  ----------------
                            2007 (b)  2006      2007      2006       2007    2006
                           ---------  ----   ---------  ---------  -------  ------
Accumulation and
   annuity units
   beginning of year              --    --   2,077,528         --   70,055      --
Accumulation units issued
   and transferred from
   other funding options   1,515,898    --     255,937  2,300,618   89,425  70,451
Accumulation units
   redeemed and
   transferred to other
   funding options          (442,566)   --    (655,503)  (223,090) (46,722)   (396)
Annuity units                     --    --          --         --       --      --
                           ---------   ---   ---------  ---------  -------  ------
Accumulation and annuity
   units end of year       1,073,332    --   1,677,962  2,077,528  112,758  70,055
                           =========   ===   =========  =========  =======  ======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST LORD ABBETT
                             GLOBAL MARKETS       BOND DEBENTURE       GROWTH AND INCOME
                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                (CLASS A)           (CLASS A)              (CLASS B)
                           ------------------  -------------------  ----------------------
                             2007 (b)   2006      2007      2006       2007        2006
                            ----------  ----   ---------  --------  ----------  ----------
Accumulation and
   annuity units
   beginning of year                --    --     658,312        --   6,815,101          --
Accumulation units issued
   and transferred from
   other funding options     9,046,786    --   1,139,163   831,229   6,413,242   8,795,167
Accumulation units
   redeemed and
   transferred to other
   funding options          (1,046,386)   --    (695,597) (172,917) (5,675,970) (1,980,066)
Annuity units                       --    --          --        --          --          --
                            ----------   ---   ---------  --------  ----------  ----------
Accumulation and annuity
   units end of year         8,000,400    --   1,101,878   658,312   7,552,373   6,815,101
                            ==========   ===   =========  ========  ==========  ==========

                           MIST MFS EMERGING  MIST MFS RESEARCH
                             MARKETS EQUITY      INTERNATIONAL      MIST MFS VALUE
                               SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                (CLASS A)          (CLASS B)           (CLASS A)
                           -----------------  -----------------  --------------------
                             2007 (b)  2006     2007 (b)  2006      2007       2006
                            ---------  ----   ----------  ----   ---------  ---------
Accumulation and
   annuity units
   beginning of year               --    --           --    --   2,524,311         --
Accumulation units issued
   and transferred from
   other funding options    1,274,953    --    3,446,044    --   1,559,663  2,603,737
Accumulation units
   redeemed and
   transferred to other
   funding options           (284,245)   --   (1,291,365)   --    (803,783)   (79,426)
Annuity units                      --    --           --    --          --         --
                            ---------   ---   ----------   ---   ---------  ---------
Accumulation and annuity
   units end of year          990,708    --    2,154,679    --   3,280,191  2,524,311
                            =========   ===   ==========   ===   =========  =========

                           MIST NEUBERGER BERMAN  MIST PIMCO INFLATION
                                REAL ESTATE          PROTECTED BOND       MIST PIONEER FUND
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                  (CLASS A)             (CLASS A)             (CLASS A)
                           ---------------------  --------------------  --------------------
                              2007        2006       2007 (b)  2006        2007       2006
                           ----------  ---------     --------  ----     ---------  ---------
Accumulation and
   annuity units
   beginning of year        5,905,990         --           --    --     2,251,085         --
Accumulation units issued
   and transferred from
   other funding options    3,174,980  6,854,698      712,100    --       312,329  2,591,945
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,579,947)  (948,708)    (318,919)   --      (421,256)  (340,860)
Annuity units                      --         --           --    --            --         --
                           ----------  ---------     --------   ---     ---------  ---------
Accumulation and annuity
   units end of year        5,501,023  5,905,990      393,181    --     2,142,158  2,251,085
                           ==========  =========     ========   ===     =========  =========

                              METLIFE INVESTMENT        METLIFE INVESTMENT        METLIFE INVESTMENT
                               DIVERSIFIED BOND         INTERNATIONAL STOCK       LARGE COMPANY STOCK
                                  SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                   (CLASS I)                 (CLASS I)                 (CLASS I)
                           ------------------------  ------------------------  ------------------------
                             2007 (c)       2006        2007 (c)     2006        2007 (c)       2006
                           -----------  -----------  -----------  -----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year        64,342,053   71,472,782   42,633,146   51,537,495   78,280,580   91,759,501
Accumulation units issued
   and transferred from
   other funding options     7,015,061   12,488,242    4,772,052    8,536,937    5,598,006   11,603,738
Accumulation units
   redeemed and
   transferred to other
   funding options         (71,350,595) (19,611,380) (47,404,208) (17,440,156) (83,876,963) (25,080,808)
Annuity units                   (6,519)      (7,591)        (990)      (1,130)      (1,623)      (1,851)
                           -----------  -----------  -----------  -----------  -----------  -----------
Accumulation and annuity
   units end of year                --   64,342,053           --   42,633,146           --   78,280,580
                           ===========  ===========  ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                                       MIST THIRD AVENUE
                           MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME    SMALL CAP VALUE
                                   SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
                                    (CLASS A)                    (CLASS A)                 (CLASS B)
                           --------------------------  -----------------------------  -------------------
                               2007 (a)    2006             2007        2006             2007       2006
                               --------  -------           ---------  ---------       ----------  -------
Accumulation and
   annuity units
   beginning of year            11,908        --           2,399,592         --          483,419       --
Accumulation units issued
   and transferred from
   other funding options         6,162    25,859           1,261,652  2,922,940        6,581,433  486,987
Accumulation units
   redeemed and
   transferred to other
   funding options             (18,070)  (13,951)           (778,747)  (523,348)      (2,828,913)  (3,568)
Annuity units                       --        --                  --         --               --       --
                               -------   -------           ---------  ---------       ----------  -------
Accumulation and annuity
   units end of year                --    11,908           2,882,497  2,399,592        4,235,939  483,419
                               =======   =======           =========  =========       ==========  =======

                              METLIFE INVESTMENT         MSF BLACKROCK          MSF BLACKROCK
                              SMALL COMPANY STOCK      AGGRESSIVE GROWTH         BOND INCOME
                                  SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                   (CLASS I)               (CLASS D)              (CLASS A)
                           ------------------------  ---------------------  --------------------
                             2007 (c)       2006         2007       2006       2007       2006
                           -----------  -----------  ----------  ---------  ---------  ---------
Accumulation and
   annuity units
   beginning of year        34,198,661   39,637,850   4,386,271         --  3,841,369         --
Accumulation units issued
   and transferred from
   other funding options     3,521,841    5,231,263     550,366  5,144,187  1,036,208  4,550,136
Accumulation units
   redeemed and
   transferred to other
   funding options         (37,718,919) (10,668,659) (1,137,563)  (757,916)  (947,420)  (708,767)
Annuity units                   (1,583)      (1,793)         --         --         --         --
                           -----------  -----------  ----------  ---------  ---------  ---------
Accumulation and annuity
   units end of year                --   34,198,661   3,799,074  4,386,271  3,930,157  3,841,369
                           ===========  ===========  ==========  =========  =========  =========

                                                                                      MSF CAPITAL
                           MSF BLACKROCK DIVERSIFIED  MSF BLACKROCK MONEY MARKET  GUARDIAN U.S. EQUITY
                                  SUBACCOUNT                   SUBACCOUNT              SUBACCOUNT
                                  (CLASS A)                    (CLASS A)               (CLASS A)
                           -------------------------  --------------------------  --------------------
                                  2007 (b)  2006            2007        2006         2007 (b)  2006
                                 ---------  ----        -----------  ----------      --------  ----
Accumulation and
   annuity units
   beginning of year                    --    --         16,266,143          --            --    --
Accumulation units issued
   and transferred from
   other funding options         8,479,274    --          9,111,584  23,435,069       803,772    --
Accumulation units
   redeemed and
   transferred to other
   funding options                (915,176)   --        (12,112,780) (7,168,926)     (231,364)   --
Annuity units                           --    --                 --          --            --    --
                                 ---------   ---        -----------  ----------      --------   ---
Accumulation and annuity
   units end of year             7,564,098    --         13,264,947  16,266,143       572,408    --
                                 =========   ===        ===========  ==========      ========   ===

                                MSF METLIFE             MSF METLIFE        MSF METLIFE CONSERVATIVE TO
                           AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION      MODERATE ALLOCATION
                                SUBACCOUNT              SUBACCOUNT                  SUBACCOUNT
                                 (CLASS B)                (CLASS B)                  (CLASS B)
                           ---------------------  -----------------------  ---------------------------
                               2007      2006          2007      2006             2007      2006
                           ----------  -------      ---------  -------        ----------  --------
Accumulation and
   annuity units
   beginning of year          204,250       --         73,771       --           591,093        --
Accumulation units issued
   and transferred from
   other funding options   16,135,188  208,905      1,352,731  114,066        12,232,259   775,979
Accumulation units
   redeemed and
   transferred to other
   funding options           (250,113)  (4,655)       (71,960) (40,295)         (841,814) (184,886)
Annuity units                      --       --             --       --                --        --
                           ----------  -------      ---------  -------        ----------  --------
Accumulation and annuity
   units end of year       16,089,325  204,250      1,354,542   73,771        11,981,538   591,093
                           ==========  =======      =========  =======        ==========  ========

(a)  For the period January 1, 2007 to April 27, 2007

(b)  For the period April 30, 2007 to December 31, 2007

(c)  For the period January 1, 2007 to November 9, 2007

(d)  For the period November 12, 2007 to December 31, 2007

                                                                            MSF LEHMAN BROTHERS
                              MSF FI LARGE CAP      MSF FI VALUE LEADERS   AGGREGATE BOND INDEX
                                 SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS A)                (CLASS D)              (CLASS A)
                           ----------------------  ----------------------  --------------------
                              2007        2006         2007       2006        2007 (d)    2006
                           ----------  ----------  ----------  ----------  -------------  ----
Accumulation and
   annuity units
   beginning of year       36,503,651          --  10,588,843          --             --    --
Accumulation units issued
   and transferred from
   other funding options    2,604,901  44,586,071   1,839,510  12,606,608     36,180,521    --
Accumulation units
   redeemed and
   transferred to other
   funding options         (7,119,951) (8,082,420) (3,060,748) (2,017,765)   (19,298,019)   --
Annuity units                      --          --          --          --          2,704    --
                           ----------  ----------  ----------  ----------  -------------   ---
Accumulation and annuity
   units end of year       31,988,601  36,503,651   9,367,605  10,588,843     16,885,206    --
                           ==========  ==========  ==========  ==========  =============   ===

                               MSF METLIFE        MSF METLIFE MODERATE TO
                           MODERATE ALLOCATION      AGGRESSIVE ALLOCATION  MSF METLIFE STOCK INDEX
                                SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                (CLASS B)                (CLASS B)               (CLASS A)
                           ---------------------  -----------------------  -----------------------
                               2007       2006        2007       2006           2007 (b)   2006
                           ----------  ---------  ----------  ---------       -----------  ----
Accumulation and
   annuity units
   beginning of year          987,943         --   1,002,952         --                --    --
Accumulation units issued
   and transferred from
   other funding options   80,530,354  1,008,744  88,526,350  1,020,917        55,614,007    --
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,015,880)   (20,801) (2,777,957)   (17,965)      (21,940,285)   --
Annuity units                      --         --          --         --              (211)   --
                           ----------  ---------  ----------  ---------       -----------   ---
Accumulation and annuity
   units end of year       78,502,417    987,943  86,751,345  1,002,952        33,673,511    --
                           ==========  =========  ==========  =========       ===========   ===

                                                    MSF MORGAN STANLEY     MSF OPPENHEIMER
                            MSF MFS TOTAL RETURN       EAFE INDEX          GLOBAL EQUITY
                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                 (CLASS F)              (CLASS A)            (CLASS A)
                           ----------------------   -----------------  ----------------------
                               2007        2006       2007 (d)   2006      2007       2006
                           ----------  ----------   -----------  ----  ----------  ----------
Accumulation and
   annuity units
   beginning of year       18,082,011          --            --    --  24,271,957          --
Accumulation units issued
   and transferred from
   other funding options    7,798,819  20,434,764    28,029,410    --   2,385,819  30,122,788
Accumulation units
   redeemed and
   transferred to other
   funding options         (5,845,327) (2,352,753)  (10,604,428)   --  (3,457,893) (5,850,831)
Annuity units                      --          --          (194)   --          --          --
                           ----------  ----------   -----------   ---  ----------  ----------
Accumulation and annuity
   units end of year       20,035,503  18,082,011    17,424,788    --  23,199,883  24,271,957
                           ==========  ==========   ===========   ===  ==========  ==========

                               MSF WESTERN ASSET
                           MANAGEMENT U.S. GOVERNMENT  PIMCO VIT REAL RETURN   PIMCO VIT TOTAL RETURN
                                  SUBACCOUNT                 SUBACCOUNT              SUBACCOUNT
                                   (CLASS A)           (ADMINISTRATIVE CLASS)  (ADMINISTRATIVE CLASS)
                           --------------------------  ----------------------  ----------------------
                                 2007        2006        2007 (a)    2006          2007       2006
                             ----------  ----------      --------  -------     ----------  ----------
Accumulation and
   annuity units
   beginning of year          5,626,590          --       238,043   14,434      4,682,678   4,242,178
Accumulation units issued
   and transferred from
   other funding options      1,241,878   7,709,672       119,117  236,138      2,654,391   1,812,951
Accumulation units
   redeemed and
   transferred to other
   funding options           (1,605,159) (2,083,082)     (357,160) (12,529)    (2,977,996) (1,372,451)
Annuity units                        --          --            --       --             --          --
                             ----------  ----------      --------  -------     ----------  ----------
Accumulation and annuity
   units end of year          5,263,309   5,626,590            --  238,043      4,359,073   4,682,678
                             ==========  ==========      ========  =======     ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007

(b)  For the period April 30, 2007 to December 31, 2007

(c)  For the period January 1, 2007 to November 9, 2007

(d)  For the period November 12, 2007 to December 31, 2007

                               MSF OPPENHEIMER                              MSF WESTERN ASSET MANAGEMENT
                               GLOBAL EQUITY       MSF RUSSELL 2000 INDEX         HIGH YIELD BOND
                                SUBACCOUNT              SUBACCOUNT                  SUBACCOUNT
                                 (CLASS B)               (CLASS A)                   (CLASS A)
                           ----------------------  ----------------------  -----------------------------
                              2007        2006       2007 (d)   2006            2007 (a)      2006
                           ----------  ----------  ----------   ----           ----------  ----------
Accumulation and
   annuity units
   beginning of year        4,895,835          --          --     --            3,734,528         --
Accumulation units issued
   and transferred from
   other funding options    2,129,383   5,910,947  24,609,245     --              335,699  4,431,753
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,162,063) (1,015,112) (8,181,919)    --           (4,070,227)  (697,225)
Annuity units                      --          --        (310)    --                   --         --
                           ----------  ----------  ----------    ---           ----------  ---------
Accumulation and annuity
   units end of year        5,863,155   4,895,835  16,427,016     --                   --  3,734,528
                           ==========  ==========  ==========    ===           ==========  =========

                                                             PUTNAM VT
                           PUTNAM VT DISCOVERY GROWTH  INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                   SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                   (CLASS IB)               (CLASS IB)              (CLASS IB)
                           -------------------------- ---------------------  -------------------------
                                 2007     2006          2007 (a)     2006      2007 (a)      2006
                               -------  -------       ----------  ---------   ----------  ----------
Accumulation and
   annuity units
   beginning of year           107,533  133,841        2,199,139  2,121,598    3,063,490   2,873,026
Accumulation units issued
   and transferred from
   other funding options        52,972   36,745          252,950    780,456      261,448     776,573
Accumulation units
   redeemed and
   transferred to other
   funding options             (51,284) (63,053)      (2,452,089)  (702,915)  (3,324,938)   (586,109)
Annuity units                       --       --               --         --           --          --
                               -------  -------       ----------  ---------   ----------  ----------
Accumulation and annuity
   units end of year           109,221  107,533               --  2,199,139           --   3,063,490
                               =======  =======       ==========  =========   ==========  ==========

                                                                                   VAN KAMPEN LIT
                           VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE     STRATEGIC GROWTH
                                  SUBACCOUNT              SUBACCOUNT                 SUBACCOUNT
                                  (CLASS II)              (CLASS II)                 (CLASS II)
                           -----------------------  -------------------------  -------------------
                                2007     2006            2007     2006           2007     2006
                              --------  -------         -------  -------        -------  --------
Accumulation and
   annuity units
   beginning of year           718,919  448,021         132,671  119,103        764,443   651,600
Accumulation units issued
   and transferred from
   other funding options       403,059  323,766          39,703   37,087        159,834   304,667
Accumulation units
   redeemed and
   transferred to other
   funding options            (186,117) (52,868)        (82,201) (23,519)      (272,337) (191,824)
Annuity units                       --       --              --       --             --        --
                              --------  -------         -------  -------        -------  --------
Accumulation and annuity
   units end of year           935,861  718,919          90,173  132,671        651,940   764,443
                              ========  =======         =======  =======       ========  ========

                            WELLS FARGO VT ADVANTAGE
                               SMALL/MID CAP VALUE
                                   SUBACCOUNT
                           -------------------------
                                2007      2006
                              --------  --------
Accumulation and
   annuity units
   beginning of year           663,789   768,532
Accumulation units issued
   and transferred from
   other funding options       323,430   146,251
Accumulation units
   redeemed and
   transferred to other
   funding options            (282,677) (250,994)
Annuity units                       --        --
                              --------  --------
Accumulation and annuity
   units end of year           704,542   663,789
                              ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(April 1, 2008 as to Note 20)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2007       2006
                                                                 --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively).............................................  $ 45,671   $ 47,846
  Equity securities available-for-sale, at estimated fair value
     (cost: $992 and $777, respectively).......................       952        795
  Mortgage and consumer loans..................................     4,404      3,595
  Policy loans.................................................       913        918
  Real estate and real estate joint ventures held-for-
     investment................................................       541        173
  Real estate held-for-sale....................................        --          7
  Other limited partnership interests..........................     1,130      1,082
  Short-term investments.......................................     1,335        777
  Other invested assets........................................     1,445      1,241
                                                                 --------   --------
     Total investments.........................................    56,391     56,434
Cash and cash equivalents......................................     1,774        649
Accrued investment income......................................       637        597
Premiums and other receivables.................................     8,320      8,410
Deferred policy acquisition costs and value of business
  acquired.....................................................     4,948      5,111
Current income tax recoverable.................................        91         94
Deferred income tax assets.....................................       848      1,007
Goodwill.......................................................       953        953
Other assets...................................................       753        765
Separate account assets........................................    53,867     50,067
                                                                 --------   --------
     Total assets..............................................  $128,582   $124,087
                                                                 ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.......................................  $ 19,576   $ 19,654
  Policyholder account balances................................    33,871     35,099
  Other policyholder funds.....................................     1,777      1,513
  Long-term debt -- affiliated.................................       635        435
  Payables for collateral under securities loaned and other
     transactions..............................................    10,471      9,155
  Other liabilities............................................     1,072        749
  Separate account liabilities.................................    53,867     50,067
                                                                 --------   --------
     Total liabilities.........................................   121,269    116,672
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006...................................        86         86
Additional paid-in capital.....................................     6,719      7,123
Retained earnings..............................................       843        520
Accumulated other comprehensive income (loss)..................      (335)      (314)
                                                                 --------   --------
     Total stockholders' equity................................     7,313      7,415
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $128,582   $124,087
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  353   $  308   $  281
Universal life and investment-type product policy fees....   1,411    1,268      862
Net investment income.....................................   2,893    2,839    1,438
Other revenues............................................     251      212      132
Net investment gains (losses).............................    (198)    (521)    (198)
                                                            ------   ------   ------
       Total revenues.....................................   4,710    4,106    2,515
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     978      792      570
Interest credited to policyholder account balances........   1,304    1,316      720
Other expenses............................................   1,455    1,173      678
                                                            ------   ------   ------
       Total expenses.....................................   3,737    3,281    1,968
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     973      825      547
Provision for income tax..................................     282      228      156
                                                            ------   ------   ------
Income from continuing operations.........................     691      597      391
Income from discontinued operations, net of income tax....       4       --       --
                                                            ------   ------   ------
Net income................................................  $  695   $  597   $  391
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income.............................                            695                                      695
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax....                                                         26           26
                                                                                                           ------
     Other comprehensive income (loss)...                                                                     (21)
                                                                                                           ------
  Comprehensive income...................                                                                     674
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007.............    $86      $6,719       $ 843         $(361)          $26       $7,313
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $    695   $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses...........        26          6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net.....        11         74        112
     Losses from sales of investments and businesses,
       net............................................       201        521        198
     Gain from recapture of ceded reinsurance.........       (22)        --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests......................................      (121)       (83)       (19)
     Interest credited to policyholder account
       balances.......................................     1,304      1,316        720
     Universal life and investment-type product policy
       fees...........................................    (1,411)    (1,268)      (862)
     Change in accrued investment income..............       (35)         2        (68)
     Change in premiums and other receivables.........       360       (509)      (415)
     Change in deferred policy acquisition costs,
       net............................................        61       (234)      (211)
     Change in insurance-related liabilities..........        71        234        812
     Change in trading securities.....................        --        (43)       103
     Change in income tax payable.....................       287        156        298
     Change in other assets...........................       690        586        574
     Change in other liabilities......................       234       (351)      (876)
     Other, net.......................................        --         --          2
                                                        --------   --------   --------
Net cash provided by operating activities.............     2,351      1,004        763
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    21,546     27,706     24,008
     Equity securities................................       146        218        221
     Mortgage and consumer loans......................     1,208      1,034        748
     Real estate and real estate joint ventures.......       155        126         65
     Other limited partnership interests..............       465        762        173
  Purchases of:
     Fixed maturity securities........................   (19,365)   (23,840)   (32,850)
     Equity securities................................      (357)      (109)        --
     Mortgage and consumer loans......................    (2,030)    (2,092)      (500)
     Real estate and real estate joint ventures.......      (458)       (56)       (13)
     Other limited partnership interests..............      (515)      (343)      (330)
  Net change in policy loans..........................         5         (2)         3
  Net change in short-term investments................      (558)       991        599
  Net change in other invested assets.................      (175)      (316)       233
  Other, net..........................................        16          1          3
                                                        --------   --------   --------
Net cash provided by (used in) investing activities...  $     83   $  4,080   $ (7,640)
                                                        --------   --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................  $ 11,395   $  8,185   $ 11,230
     Withdrawals......................................   (13,563)   (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,316       (582)     7,675
  Net change in short-term debt -- affiliated.........        --         --        (26)
  Long-term debt issued -- affiliated.................       200         --        400
  Dividends on common stock...........................      (690)      (917)        --
  Financing element on certain derivative
     instruments......................................        33        (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ..................        --         --        443
                                                        --------   --------   --------
Net cash (used in) provided by financing activities...    (1,309)    (5,006)     7,304
                                                        --------   --------   --------
Change in cash and cash equivalents...................     1,125         78        427
Cash and cash equivalents, beginning of year..........       649        571        144
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,774   $    649   $    571
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.........................................  $     33   $     31   $     18
                                                        ========   ========   ========
     Income tax.......................................  $     (6)  $     81   $     87
                                                        ========   ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA Insurance
       Company, net of cash received of $0, $0 and
       $443 million...................................  $     --   $     --   $  6,341
                                                        ========   ========   ========
     Contribution of equity securities to MetLife
       Foundation.....................................  $     12   $     --   $     --
                                                        ========   ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax......  $     --   $    162   $     --
                                                        ========   ========   ========
     Contribution of goodwill from MetLife, Inc. .....  $     --   $     29   $     --
                                                        ========   ========   ========



--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)   accounting for reinsurance transactions; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                        ---------   ----   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
Residential mortgage-backed
  securities..........................    11,914      98       80      11,932     26.1
Foreign corporate securities..........     6,536      83      184       6,435     14.1
U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
Commercial mortgage-backed
  securities..........................     3,182      28       67       3,143      6.9
Asset-backed securities...............     2,236       4      108       2,132      4.7
Foreign government securities.........       635      55        2         688      1.5
State and political subdivision
  securities..........................       611       4       40         575      1.2
                                         -------    ----   ------     -------    -----
  Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                         =======    ====   ======     =======    =====
Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
Common stock..........................       215       9        7         217     22.8
                                         -------    ----   ------     -------    -----
  Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                         =======    ====   ======     =======    =====




                                                       DECEMBER 31, 2006
                                         --------------------------------------------
                                                        GROSS
                                          COST OR     UNREALIZED
                                         AMORTIZED   -----------    ESTIMATED    % OF
                                            COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                         ---------   ----   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
Residential mortgage-backed
  securities...........................    11,951      40     78      11,913     24.9
Foreign corporate securities...........     5,563      64    128       5,499     11.5
U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
Asset-backed securities................     3,158      14     10       3,162      6.6
Foreign government securities..........       533      45      5         573      1.2
State and political subdivision
  securities...........................     1,062       6     38       1,030      2.2
                                          -------    ----   ----     -------    -----
  Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                          =======    ====   ====     =======    =====
Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
Common stock...........................       106       6      1         111     14.0
                                          -------    ----   ----     -------    -----
  Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                          =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
Due after one year through five years...     8,070        8,035       9,843        9,733
Due after five years through ten years..     7,950        7,858       7,331        7,226
Due after ten years.....................    11,740       11,408      11,150       10,871
                                           -------      -------     -------      -------
  Subtotal..............................    28,932       28,464      29,944       29,446
Mortgage-backed and asset-backed
  securities............................    17,332       17,207      18,462       18,400
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
Proceeds.......................................  $14,826   $23,901   $22,241
Gross investment gains.........................  $   146   $    73   $    48
Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    52%    49%
  Foreign corporate securities...............................    16     15
  Asset-backed securities....................................     9      1
  Residential mortgage-backed securities.....................     7      9
  Commercial mortgage-backed securities......................     6      5
  U.S. Treasury/agency securities............................     1     15
  Other......................................................     9      6
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
Agricultural mortgage loans...................   1,265      29      1,460      41
Consumer loans................................      22      --         46       1
                                                ------     ---     ------     ---
  Total.......................................   4,412     100%     3,601     100%
                                                           ===                ===
Less: Valuation allowances....................       8                  6
                                                ------             ------
  Total mortgage and consumer loans...........  $4,404             $3,595
                                                ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance at January 1,....................................   $ 6    $ 9    $ 1
Additions................................................     7      3      8
Deductions...............................................    (5)    (6)    --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                            ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Development joint ventures....................   $287       53%     $ --       --%
Real estate investment funds..................    111       21        93       52
Office........................................     88       16        46       26
Apartments....................................     35        6        --       --
Agriculture...................................     19        4        28       15
Land..........................................      1       --         1       --
Retail........................................     --       --        12        7
                                                 ----      ---      ----      ---
  Total real estate holdings..................   $541      100%     $180      100%
                                                 ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $2,803   $2,719   $1,377
Equity securities...................................      45       17        6
Mortgage and consumer loans.........................     263      182      113
Policy loans........................................      53       52       26
Real estate and real estate joint ventures..........      81       29        2
Other limited partnership interests.................     164      238       33
Cash, cash equivalents and short-term investments...     104      137       71
Other...............................................       7        8       --
                                                      ------   ------   ------
  Total investment income...........................   3,520    3,382    1,628
Less: Investment expenses...........................     627      543      190
                                                      ------   ------   ------
  Net investment income.............................  $2,893   $2,839   $1,438
                                                      ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(272)  $(497)  $(300)
Equity securities....................................     15      10       1
Mortgage and consumer loans..........................     (2)      7      (9)
Real estate and real estate joint ventures...........      1      64       7
Other limited partnership interests..................    (19)     (1)     (1)
Sales of businesses..................................     --      --       2
Derivatives..........................................    305     177      (2)
Other................................................   (226)   (281)    104
                                                       -----   -----   -----
  Net investment gains (losses)                        $(198)  $(521)  $(198)
                                                       =====   =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(606)  $(566)  $(639)
Equity securities....................................    (38)     17      (4)
Derivatives..........................................    (13)     (9)     (2)
Other................................................      8       7     (19)
                                                       -----   -----   -----
  Subtotal...........................................   (649)   (551)   (664)
                                                       -----   -----   -----
Amounts allocated from:
  Insurance liability loss recognition...............     --      --     (78)
  DAC and VOBA.......................................     93      66     102
                                                       -----   -----   -----
  Subtotal...........................................     93      66      24
                                                       -----   -----   -----
Deferred income tax..................................    195     171     224
                                                       -----   -----   -----
  Subtotal...........................................    288     237     248
                                                       -----   -----   -----
Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                       =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Balance, January 1,..................................  $(314)  $(416)  $  30
Unrealized investment gains (losses) during the
  year...............................................    (98)    113    (756)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition........     --      78     (78)
  DAC and VOBA.......................................     27     (36)    148
  Deferred income tax................................     24     (53)    240
                                                       -----   -----   -----
Balance, December 31,................................  $(361)  $(314)  $(416)
                                                       =====   =====   =====
Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                       =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Asset-backed securitizations...........................   $ 1,140       $   77
Real estate joint ventures(3)..........................       942           44
Other limited partnership interests(4).................     3,876          418
Trust preferred securities(5)..........................    22,775          546
Other investments(6)...................................     1,600           79
                                                          -------       ------
  Total................................................   $30,333       $1,164
                                                          =======       ======



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

   (6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Estimated fair market value of assets transferred to
  affiliates.........................................  $628     $164     $ 79
Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
Net investment gains (losses) recognized on
  transfers..........................................  $ (1)    $ --     $  1
Estimated fair market value of assets transferred
  from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2007                 DECEMBER 31, 2006
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
Cash flow....................       486       85          3           455       42         --
Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                -------   ------       ----       -------   ------       ----
  Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Qualifying hedges:
  Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
Non-qualifying hedges:
  Net investment gains (losses)..........................    82     73     (8)
                                                            ---    ---    ---
     Total...............................................   $76    $64    $(9)
                                                            ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Changes in the fair value of derivatives................  $ 18    $(1)   $--
Changes in the fair value of the items hedged...........   (20)     2     --
                                                          ----    ---    ---
Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                          ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,....................................................  $ (9)  $ (2)   $(4)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges...    39     41      1
Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                          ----   ----    ---
Other comprehensive income (loss) balance at December
  31,...................................................  $(13)  $ (9)   $(2)
                                                          ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivative assets...................................  $125    $17
Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                        2007      2006      2007      2006     2007     2006
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Individual
  Traditional life..................  $   921   $   871   $    --   $    --   $   50   $   37
  Universal variable life...........      575       527     4,995     4,522    1,496    1,314
  Annuities.........................      944     1,015    15,058    16,106       36        5
  Other.............................       --        --        47        32       --       --
Institutional
  Group life........................      220       234       763       765        5        6
  Retirement & savings..............   12,040    12,325    12,836    13,731       --       --
  Non-medical health & other........      303       328        --        --        2        2
Corporate & Other (1)...............    4,573     4,354       172       (57)     188      149
                                      -------   -------   -------   -------   ------   ------
     Total..........................  $19,576   $19,654   $33,871   $35,099   $1,777   $1,513
                                      =======   =======   =======   =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Balance at January 1,.................................  $237     $ 72      $--
Contribution from MetLife.............................    --       --       73
Contribution of VODA from MetLife.....................    --      167       --
Amortization..........................................    (5)      (2)      (1)
                                                        ----     ----      ---
Balance at December 31,...............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $330   $218   $143
Capitalization.........................................   124    129     83
Amortization...........................................   (51)   (17)    (8)
                                                         ----   ----   ----
Balance at December 31,................................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.2 billion and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
Balance at January 1,.................................  $ 551   $ 512   $ --
  Less: Reinsurance recoverables......................   (403)   (373)    --
                                                        -----   -----   ----
Net balance at January 1,.............................    148     139     --
                                                        -----   -----   ----
Contribution of MetLife Insurance Company of
  Connecticut by MetLife (Note 3).....................     --      --    137
Incurred related to:
  Current year........................................     32      29     19
  Prior years.........................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
Paid related to:
  Current year........................................     (2)     (2)    (1)
  Prior years.........................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
Net balance at December 31,...........................    149     148    139
  Add: Reinsurance recoverables.......................    463     403    373
                                                        -----   -----   ----
Balance at December 31,...............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value..........     $  11,337             N/A        $   8,213             N/A
Net amount at risk(2)...........     $      33(3)          N/A        $      --(3)          N/A
Average attained age of
  contractholders...............      62 years             N/A         61 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $  41,515       $  16,143        $  44,036       $  13,179
Net amount at risk(2)...........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
Average attained age of
  contractholders...............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)..........   $   2,797    $   3,262
Net amount at risk(2).................................   $  38,621(3) $  48,630(3)
Average attained age of policyholders.................    57 years     57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............      $--           $--             $--         $--
Incurred guaranteed benefits...........        3            --               9          12
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2005...........        3            --               9          12
Incurred guaranteed benefits...........       --            --              22          22
Paid guaranteed benefits...............       (3)           --              --          (3)
                                             ---           ---             ---         ---
Balance at December 31, 2006...........       --            --              31          31
Incurred guaranteed benefits...........        6            28              34          68
Paid guaranteed benefits...............       (4)           --              --          (4)
                                             ---           ---             ---         ---
Balance at December 31, 2007...........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $40,608   $37,992
  Bond..................................................    2,307     2,831
  Balanced..............................................    4,422     2,790
  Money Market..........................................    1,265       949
  Specialty.............................................      395       460
                                                          -------   -------
     Total..............................................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Direct premiums......................................  $ 654   $ 599   $ 413
Reinsurance assumed..................................     17      21      38
Reinsurance ceded....................................   (318)   (312)   (170)
                                                       -----   -----   -----
Net premiums.........................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
Reinsurance recoverables netted against policyholder
  benefits and claims................................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Assumed premiums.....................................  $ 17     $ 21     $ 38
Assumed fees, included in universal life and
  investment-type product policy fees................  $119     $ 65     $194
Assumed fees, included in net investment gains
  (losses)...........................................  $ --     $ --     $  6
Assumed benefits, included in policyholder benefits
  and claims.........................................  $ 18     $ 11     $ 32
Assumed benefits, included in interest credited to
  policyholder account balances......................  $ 53     $ 49     $ 42
Assumed acquisition costs, included in other
  expenses...........................................  $ 39     $ 58     $111
Ceded premiums.......................................  $ 32     $ 21     $ 12
Ceded fees, included in universal life and
  investment-type product policy fees................  $216     $130     $ 93
Interest earned on ceded reinsurance, included in
  other revenues.....................................  $ 85     $ 68     $ 55
Ceded benefits, included in policyholder benefits and
  claims.............................................  $ 95     $ 86     $ 92
Interest costs on ceded reinsurance, included in
  other expenses.....................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(10)  $ 18   $ (3)
  State and local......................................     4     --     (2)
  Foreign..............................................     1     --     --
                                                         ----   ----   ----
  Subtotal.............................................    (5)    18     (5)
                                                         ----   ----   ----
Deferred:
  Federal..............................................  $306   $212   $162
  State and local......................................    --     (2)    (1)
  Foreign..............................................   (19)    --     --
                                                         ----   ----   ----
  Subtotal.............................................   287    210    161
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $342   $288   $191
Tax effect of:
  Tax-exempt investment income.........................   (65)   (62)   (27)
  Prior year tax.......................................     9     (9)    (9)
  Foreign tax rate differential and change in valuation
     allowance.........................................    (5)    12     --
  State tax, net of federal benefit....................     3     --      2
  Other, net...........................................    (2)    (1)    (1)
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2007      2006
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves................  $ 1,929   $ 2,238
  Net unrealized investment losses.......................      195       171
  Capital loss carryforwards.............................      150       155
  Investments............................................       54        63
  Net operating loss carryforwards.......................       42        10
  Tax credits............................................       20        --
  Operating lease reserves...............................       13        13
  Employee benefits......................................       --         3
  Litigation-related.....................................       --         1
  Other..................................................       15        20
                                                           -------   -------
                                                             2,418     2,674
  Less: Valuation allowance..............................       --         4
                                                           -------   -------
                                                             2,418     2,670
                                                           -------   -------
Deferred income tax liabilities:
  DAC and VOBA...........................................   (1,570)   (1,663)
                                                           -------   -------
                                                            (1,570)   (1,663)
                                                           -------   -------
Net deferred income tax asset............................  $   848   $ 1,007
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............          $64
Reductions for tax positions of prior years...............           (2)
Additions for tax positions of current year...............            5
Reductions for tax positions of current year..............           (8)
Settlements with tax authorities..........................           (6)
                                                                    ---
Balance at December 31, 2007..............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
Liability:
  Insolvency assessments.....................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
2008.....................................................    $ 3       $15
2009.....................................................    $ 3       $ 8
2010.....................................................    $ 3       $ 6
2011.....................................................    $ 3       $ 6
2012.....................................................    $ 3       $--
Thereafter...............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                       2007    2006     2005
                                                      -----   -----   -------
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year..........................................  $(358)  $(434)  $(1,148)
Income tax effect of holding gains (losses).........    122     147       402
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................    260     487       295
  Amortization of premiums and accretion of
     discounts associated with investments..........     --      60        96
  Income tax effect.................................    (88)   (186)     (137)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................     27      42        71
Income tax effect of allocation of holding gains to
  other policyholder amounts........................    (10)    (14)      (25)
                                                      -----   -----   -------
Net unrealized investment gains (losses)............    (47)    102      (446)
                                                      -----   -----   -------
Foreign currency translation adjustment.............     26      (2)        2
                                                      -----   -----   -------
Other comprehensive income (loss)...................  $ (21)  $ 100   $  (444)
                                                      =====   =====   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                        2007      2006     2005
                                                      -------   -------   ------
                                                             (IN MILLIONS)
Compensation........................................  $   125   $   134   $  106
Commissions.........................................      633       712      931
Interest and debt issue costs.......................       35        31       25
Amortization of DAC and VOBA........................      740       488      288
Capitalization of DAC...............................     (682)     (721)    (886)
Rent, net of sublease income........................        5        11        7
Minority interest...................................       --        26        1
Insurance tax.......................................       44        42       10
Other...............................................      555       450      196
                                                      -------   -------   ------
  Total other expenses..............................   $1,455    $1,173    $ 678
                                                      =======   =======   ======



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (314)            --         (198)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           643             --        1,304
Other expenses..............................      1,329            50             76        1,455
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           124            210          973
Provision for income tax....................        227            41             14          282
                                                -------       -------        -------     --------
Income from continuing operations...........        412            83            196          691
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $    87        $   196     $    695
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,173        $11,195     $128,582
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,169        $ 4,933     $ 55,224
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2007                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,112     $27,707
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2006                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  SUBSEQUENT EVENT

     On April 1, 2008, MICC entered into an agreement to issue a $750 million surplus note to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

   (1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,599           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,871         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,109               23             27               7
Corporate & Other........          26           293              33               --             76              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,282             $740           $715             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                                   GOLD TRACK

                                GOLD TRACK SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MIC-BOOK 15-16                                                    APRIL 28, 2008

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


     (1)  Statement of Assets and Liabilities as of December 31, 2007



     (2)  Statement of Operations for the year ended December 31, 2007



     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006


     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries (formerly The Travelers Insurance Company) and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006



     (2) Consolidated Statements of Income for the years ended December 31, 2007 and 2006, and for the six months ended December 31, 2005 and June 30, 2005



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007 and 2006, and for the six months ended December 31, 2005 and June 30, 2005



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2007 and 2006, and for the six months ended December 31, 2005 and June 30, 2005


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
1.          Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-00165, filed January 11,
            1996.)

2.          Exempt.

3(a).       Distribution and Principal Underwriting Agreement among the Registrant, The
            Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration
            Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(a)(i).    Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-
            138472 filed on November 7, 2006.)

3(b).       Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to
            Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No.
            333-65942 filed April 15, 2003.)

3(c).       Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
            to the Registration Statement on Form N- 4, File No. 033-65343 filed April 6,
            2006.)

3(d).       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
            Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
            Variable Annuities to the Registration Statement on Form N-4, File No. 033-
            65343/811-07465 filed April 4, 2007.)

3(e).       Services Agreement between MetLife Investors Distribution Company and MetLife
            Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
            (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No.
            15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form
            N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
4(a).       Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333- 00165, filed August 27,
            1996.)

4(b).       Company Name Change Endorsement.  (Incorporated herein by reference to Exhibit
            4(c) to Post Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities Registration Statement on Form N-4, File No.  033-65343 filed April 6,
            2006.)

4(c).       Roth 401 Endorsement.  (Incorporated herein by reference to Exhibit 4 to Post
            Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
            Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

4(d).       Roth 403(b) Endorsement.  (Incorporated herein by reference to Exhibit 4 to Post-
            Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the
            Registration Statement on Form N-4, File No. 033-65343 filed on April 6,
            2006.)Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-
            Exempt Employer -- L-22466 8-07.

4(e).       Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt
            Employer -- L-22466 8-07. Filed herewith.

5.          Applications.

                 a.  Master Application Gold Track Select L-21158 A Order No. L-21158 Rev. 5-
                     06*

                 b.  Enrollment/Investment Selection Form L-21018GTS-MLR Rev. 11-06*

                 c.  Master Application Gold Track Select L-21158 A Order No. L-21158 Rev. 11-
                     06*

            (Incorporated herein by reference to Exhibits 5 a, b and c to Post-Effective
            Amendment No.15 to this Registration Statement on Form N-4 File No. 00165 filed
            April 6, 2007.)

6(a).       Certificate of Amendment to the Charter as Amended and Restated of The Travelers
            Insurance Company effective May 1, 2006.  (Incorporated herein by reference to
            6(c) to Post Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities Registration Statement on Form N-4, File No.  033-65343 filed April 6,
            2006.)

6(a)(i).    Certificate of Correction of MetLife Insurance Company of Connecticut, to the
            Amendment to the Charter as Amended and Restated of The Travelers Insurance
            Company, dated and executed as of the 4(th) day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to this
            Registration Statement on Form N-4 File No. 333-00165 filed October 31, 2007.)

6(b).       By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
            (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

7.          Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to
            Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No.
            333-65942 filed April 15, 2003.)

8(a).       Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to
            Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No.
            333-101778, filed April 21, 2005.)

8(b).       Participation Agreement among Met Investors Series Trust, Met Investors Advisory
            LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and
            The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File
            No. 033-65343 filed April 6, 2006.)

8(c)(i).    Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers,
            LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to
            Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 File
            No. 333-00165 filed October 31, 2007.)

8(c)(ii).   Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers,
            LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut entered as of August 31, 2007. (Incorporated herein by reference to
            Exhibit 8(c)(ii) to Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 File No. 333-00165 filed October 31, 2007.)

9.          Opinion of Counsel as to the legality of securities being registered.
            (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-00165, Filed April 30,
            1997.)

10.         Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
            Filed herewith.

11.         Not Applicable.

12.         Not Applicable.


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
13.         Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, John E.
            Connolly, Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
            Swift as signatory for Michael K. Farrell, William J. Mullaney, Lisa M. Weber,
            Stanley J. Talbi and Joseph J. Prochaska. Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney                Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Eric T. Steigerwalt                Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

William D. Cammarata               Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget                Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman                     Senior Vice President
185 Asylum Street
Hartford, CT 06103


NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Christopher A. Kremer              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley                 Vice President and Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Herbert B. Brown                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison                Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962

James M. Koeger                    Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128


NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962


Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2008,



Qualified: 49,341


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614



     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


Met Investors Series Trust


Metropolitan Series Fund, Inc.



Metropolitan Life Separate Account E



MetLife Investors USA Separate Account A



MetLife Investors Variable Annuity Account One



MetLife Investors Variable Annuity Account Five



MetLife Investors Variable Life Account One



MetLife Investors Variable Life Account Five



First MetLife Investors Variable Annuity Account One



General American Separate Account Eleven



General American Separate Account Twenty- Eight



General American Separate Account Twenty- Nine



General American Separate Account Two



Security Equity Separate Account 26



Security Equity Separate Account 27



MetLife of CT  Fund ABD for Variable Annuities



MetLife of CT  Fund ABD II for Variable Annuities



MetLife of CT  Fund BD for Variable Annuities



MetLife of CT  Fund BD II for Variable Annuities



MetLife of CT  Fund BD III for Variable Annuities



MetLife of CT  Fund BD IV for Variable Annuities



MetLife of CT  Fund U for Variable Annuities



MetLife of CT  Separate Account Five for Variable Annuities



MetLife of CT  Separate Account Six for Variable Annuities



MetLife of CT  Separate Account Seven for Variable Annuities



MetLife of CT  Separate Account Eight for Variable Annuities



MetLife of CT  Separate Account Nine for Variable Annuities



MetLife of CT  Separate Account Ten for Variable Annuities



MetLife of CT  Separate Account Eleven for Variable Annuities



MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities



MetLife of CT  Separate Account Fourteen for Variable Annuities



MetLife Insurance Company of CT Variable Annuity Separate Account 2002



MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002



MetLife of CT  Separate Account PF for Variable Annuities



MetLife of CT  Separate Account PF II for Variable Annuities



MetLife of CT  Separate Account QP for Variable Annuities



MetLife of CT  Separate Account QPN for Variable Annuities



MetLife of CT  Separate Account TM for Variable Annuities



MetLife of CT  Separate Account TM II for Variable Annuities



MetLife of CT  Fund UL for Variable Life Insurance



MetLife of CT  Fund UL II for Variable Life Insurance



MetLife of CT  Fund UL III for Variable Life Insurance



MetLife of CT  Variable Life Insurance Separate Account One



MetLife of CT  Variable Life Insurance Separate Account Two



MetLife of CT  Variable Life Insurance Separate Account Three



Metropolitan Life Variable Annuity Separate Account I



Metropolitan Life Variable Annuity Separate Account II



Paragon Separate Account A



Paragon Separate Account B



Paragon Separate Account C and



Paragon Separate Account D.


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Andrew Aiello                Senior Vice President, Distribution Head-National Accounts Channel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
One MetLife Plaza
Long Island City, NY 11101

Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614

Curtis Wohlers               Senior Vice President, Channel Head-Planners
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham             Vice President
13045 Tesson Ferry Rd.
St. Louis, MO 63128


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                      (2)
                                                      NET
                      (1)                         UNDERWRITING         (3)              (4)              (5)
               NAME OF PRINCIPAL                 DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                  UNDERWRITER                     COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
               -----------------                ---------------  ---------------  ---------------  ---------------
MetLife Investors Distribution Company........    $128,229,602          $0               $0               $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
(1) METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) -- (d) of Rule 6c-7 have been complied with.

(e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-
     (4) or such letter.


MetLife Insurance Company of Connecticut hereby represents:



(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 7th day of April 2008.



            MetLife of CT Separate Account QP for Variable Annuities

                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:     /s/ BENNETT D. KLEINBERG
                                            ------------------------------------
                                            Bennett D. Kleinberg, Vice President
                                                         and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of April 2008.




          /s/ *MICHAEL K. FARRELL                   Director and President
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)

*By:            /s/ MYRA L. SAUL
     ------------------------------------------
        Myra L. Saul , Attorney-in-fact



* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

4(e)   Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt
       Employer -- L-22466 8-07

10     Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

13     Powers of Attorney